UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA GREATER CHINA FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GREATER CHINA FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	24
Important Information About This Report	31

Semiannual Report 2016

COLUMBIA GREATER CHINA FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Greater China Fund (the Fund) Class A shares returned -6.05% excluding sales charges for the six-month period that ended February 29, 2016.

■  The Fund's two benchmarks, the MSCI China Index (Net) and the Hang Seng Index, returned -13.21% and -12.10%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/16/97
Excluding sales charges		-6.05	-17.99	-0.72	7.38
Including sales charges		-11.45	-22.70	-1.88	6.75
Class B	05/16/97
Excluding sales charges		-6.40	-18.59	-1.47	6.58
Including sales charges		-10.84	-22.45	-1.68	6.58
Class C	05/16/97
Excluding sales charges		-6.40	-18.58	-1.46	6.58
Including sales charges		-7.29	-19.35	-1.46	6.58
Class I*	08/02/11	-5.85	-17.62	-0.31	7.60
Class R4*	03/19/13	-5.94	-17.78	-0.58	7.46
Class R5*	11/08/12	-5.85	-17.65	-0.46	7.52
Class W*	06/18/12	-6.05	-17.99	-0.69	7.40
Class Z	05/16/97	-5.95	-17.78	-0.47	7.65
MSCI China Index (Net)		-13.21	-25.72	-2.09	6.61
Hang Seng Index		-12.10	-23.21	-3.88	1.82

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.

The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA GREATER CHINA FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jasmine (Weili) Huang, CFA, CPA
(U.S. and China), CFM

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Tencent Holdings Ltd.	17.1
China Mobile Ltd.	9.6
Alibaba Group Holding Ltd., ADR	5.3
Ping An Insurance Group Co. of China Ltd., Class H	4.7
Ctrip.com International Ltd., ADR	3.6
JD.com, Inc., ADR	3.1
CSPC Pharmaceutical Group Ltd.	3.1
China Medical System Holdings Ltd.	3.1
Industrial & Commercial Bank of China Ltd., Class H	3.0
Zhuzhou CSR Times Electric Co., Ltd., Class H	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 29, 2016)
China	91.0
Hong Kong	3.9
Taiwan	3.1
United States(a)	2.0
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	17.0
Consumer Staples	0.8
Energy	1.6
Financials	19.0
Health Care	12.8
Industrials	4.4
Information Technology	31.4
Telecommunication Services	9.6
Utilities	3.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA GREATER CHINA FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	939.50	1,016.91	7.72	8.02	1.60
Class B	1,000.00	1,000.00	936.00	1,013.23	11.26	11.71	2.34
Class C	1,000.00	1,000.00	936.00	1,013.18	11.31	11.76	2.35
Class I	1,000.00	1,000.00	941.50	1,019.10	5.60	5.82	1.16
Class R4	1,000.00	1,000.00	940.60	1,018.15	6.51	6.77	1.35
Class R5	1,000.00	1,000.00	941.50	1,019.00	5.70	5.92	1.18
Class W	1,000.00	1,000.00	939.50	1,016.91	7.72	8.02	1.60
Class Z	1,000.00	1,000.00	940.50	1,018.20	6.47	6.72	1.34

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.1%
Fuyao Glass Industry Group Co., Ltd. Class H(a)	674,800	1,339,767
Automobiles 1.6%
Brilliance China Automotive Holdings Ltd.	676,000	550,725
Chongqing Changan Automobile Co., Ltd., Class B	748,900	1,318,611
Total		1,869,336
Household Durables 1.5%
Techtronic Industries Co., Ltd.	466,500	1,782,237
Internet & Catalog Retail 6.6%
Ctrip.com International Ltd., ADR(a)	104,112	4,260,263
JD.com, Inc., ADR(a)	142,793	3,671,208
Total		7,931,471
Textiles, Apparel & Luxury Goods 5.8%
ANTA Sports Products Ltd.	510,000	1,152,619
Eclat Textile Co., Ltd.	119,689	1,505,396
Shenzhou International Group Holdings Ltd.	651,000	3,332,782
Taiwan Paiho., Ltd.	438,000	1,050,869
Total		7,041,666
Total Consumer Discretionary		19,964,477
CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
China Resources Beer Holdings Co., Ltd.	558,000	904,128
Total Consumer Staples		904,128
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
CNOOC Ltd.	1,146,500	1,194,298
PetroChina Co., Ltd., Class H	1,132,000	729,079
Total		1,923,377
Total Energy		1,923,377

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 18.6%
Banks 7.4%
Bank of China Ltd., Class H	8,082,000	3,033,331
China Construction Bank Corp., Class H	4,087,340	2,388,433
Industrial & Commercial Bank of China Ltd., Class H	7,115,000	3,519,638
Total		8,941,402
Insurance 8.6%
AIA Group Ltd.	398,800	2,036,001
China Life Insurance Co., Ltd., Class H	532,000	1,159,281
China Pacific Insurance Group Co., Ltd., Class H	341,800	1,106,580
PICC Property & Casualty Co., Ltd., Class H	278,000	419,762
Ping An Insurance Group Co. of China Ltd., Class H	1,321,000	5,590,223
Total		10,311,847
Real Estate Management & Development 2.6%
China Overseas Land & Investment Ltd.	894,320	2,654,450
China Vanke Co., Ltd., Class H	204,310	460,100
Total		3,114,550
Total Financials		22,367,799
HEALTH CARE 12.5%
Biotechnology 3.5%
3SBio, Inc.(a)	1,511,000	1,832,363
China Biologic Products, Inc.(a)	20,382	2,323,548
Total		4,155,911
Pharmaceuticals 9.0%
China Animal Healthcare Ltd.(a)(b)(c)	1,050,000	70,198
China Medical System Holdings Ltd.(b)(c)	2,876,000	3,616,238
China Traditional Chinese Medicine Co., Ltd.(a)	4,492,000	2,449,505
CSPC Pharmaceutical Group Ltd.	4,590,000	3,652,113
Sino Biopharmaceutical Ltd.	1,479,000	1,081,415
Total		10,869,469
Total Health Care		15,025,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 4.3%
Construction & Engineering 0.9%
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	2,368,000	1,101,937
Electrical Equipment 3.4%
Voltronic Power Technology Corp.	43,000	655,719
Zhuzhou CSR Times Electric Co., Ltd., Class H	703,500	3,438,336
Total		4,094,055
Total Industrials		5,195,992
INFORMATION TECHNOLOGY 30.7%
Electronic Equipment, Instruments & Components 2.2%
Pax Global Technology Ltd.	2,484,000	2,613,534
Internet Software & Services 28.1%
58.Com, Inc., ADR(a)	57,386	3,041,458
Alibaba Group Holding Ltd., ADR(a)	90,530	6,229,369
Baidu, Inc., ADR(a)	13,992	2,426,493
NetEase, Inc., ADR	14,867	2,001,247
Tencent Holdings Ltd.	1,099,300	20,114,468
Total		33,813,035
Semiconductors & Semiconductor Equipment 0.4%
Land Mark Optoelectronics Corp.	31,000	527,217
Total Information Technology		36,953,786

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 9.4%
Wireless Telecommunication Services 9.4%
China Mobile Ltd.	1,061,500	11,325,672
Total Telecommunication Services		11,325,672
UTILITIES 3.4%
Gas Utilities 2.2%
ENN Energy Holdings Ltd.	582,000	2,658,361
Water Utilities 1.2%
CT Environmental Group Ltd.	4,968,360	1,392,064
Total Utilities		4,050,425
Total Common Stocks (Cost: $99,868,554)		117,711,036

Money Market Funds 2.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(d)(e)	2,354,867	2,354,867
Total Money Market Funds (Cost: $2,354,867)		2,354,867
Total Investments (Cost: $102,223,421)		120,065,903
Other Assets & Liabilities, Net		252,423
Net Assets		120,318,326

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $3,686,436, which represents 3.06% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	05/23/2014 - 12/10/2014	677,129
China Medical System Holdings Ltd.	01/15/2014 - 11/23/2015	3,810,687

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $3,686,436, which represents 3.06% of net assets.

(d)  The rate shown is the seven-day current annualized yield at February 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	47,047,191	(44,692,324)	2,354,867	3,444	2,354,867

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	7,931,471	12,033,006	—	19,964,477
Consumer Staples	—	904,128	—	904,128
Energy	—	1,923,377	—	1,923,377
Financials	—	22,367,799	—	22,367,799
Health Care	2,323,548	9,015,396	3,686,436	15,025,380
Industrials	—	5,195,992	—	5,195,992
Information Technology	13,698,567	23,255,219	—	36,953,786
Telecommunication Services	—	11,325,672	—	11,325,672
Utilities	—	4,050,425	—	4,050,425
Total Common Stocks	23,953,586	90,071,014	3,686,436	117,711,036
Money Market Funds	—	2,354,867	—	2,354,867
Total Investments	23,953,586	92,425,881	3,686,436	120,065,903

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GREATER CHINA FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	2,428,220	2,428,220	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Common Stocks ($)
Balance as of August 31, 2015	876,351
Increase (decrease) in accrued discounts/premiums	—
Realized gain (loss)	(779,368)
Change in unrealized appreciation (depreciation)(a)	948,239
Sales	(682,015)
Purchases	895,009
Transfers into Level 3	2,428,220
Transfers out of Level 3	—
Balance as of February 29, 2016	3,686,436

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2016 was $36,693, which is comprised of Common Stocks of $36,693.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GREATER CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $99,868,554)	$117,711,036
Affiliated issuers (identified cost $2,354,867)	2,354,867
Total investments (identified cost $102,223,421)	120,065,903
Receivable for:
Investments sold	1,834,264
Capital shares sold	200,617
Dividends	705
Prepaid expenses	717
Trustees' deferred compensation plan	39,804
Other assets	16,598
Total assets	122,158,608
Liabilities
Payable for:
Investments purchased	1,621,903
Capital shares purchased	102,627
Investment management fees	9,408
Distribution and/or service fees	2,359
Transfer agent fees	33,169
Compensation of board members	460
Chief compliance officer expenses	14
Other expenses	30,538
Trustees' deferred compensation plan	39,804
Total liabilities	1,840,282
Net assets applicable to outstanding capital stock	$120,318,326
Represented by
Paid-in capital	$109,785,881
Excess of distributions over net investment income	(370,662)
Accumulated net realized loss	(6,939,513)
Unrealized appreciation (depreciation) on:
Investments	17,842,482
Foreign currency translations	138
Total — representing net assets applicable to outstanding capital stock	$120,318,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GREATER CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$71,799,267
Shares outstanding	2,409,528
Net asset value per share	$29.80
Maximum offering price per share(a)	$31.62
Class B
Net assets	$507,853
Shares outstanding	18,701
Net asset value per share	$27.16
Class C
Net assets	$10,153,566
Shares outstanding	364,249
Net asset value per share	$27.88
Class I
Net assets	$1,753
Shares outstanding	54
Net asset value per share(b)	$32.26
Class R4
Net assets	$2,712,058
Shares outstanding	82,804
Net asset value per share	$32.75
Class R5
Net assets	$427,868
Shares outstanding	13,054
Net asset value per share	$32.78
Class W
Net assets	$1,709
Shares outstanding	57
Net asset value per share(b)	$29.80
Class Z
Net assets	$34,714,252
Shares outstanding	1,079,090
Net asset value per share	$32.17

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA GREATER CHINA FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$763,219
Dividends — affiliated issuers	3,444
Foreign taxes withheld	(29,412)
Total income	737,251
Expenses:
Investment management fees	636,704
Distribution and/or service fees
Class A	92,581
Class B	3,744
Class C	59,163
Class W	2
Transfer agent fees
Class A	79,703
Class B	810
Class C	12,759
Class R4	2,978
Class R5	111
Class W	2
Class Z	47,716
Compensation of board members	9,448
Custodian fees	13,906
Printing and postage fees	21,077
Registration fees	50,865
Audit fees	15,416
Legal fees	2,537
Line of credit interest expense	174
Chief compliance officer expenses	36
Other	5,612
Total expenses	1,055,344
Net investment loss	(318,093)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(6,264,465)
Foreign currency translations	3,657
Net realized loss	(6,260,808)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,705,071)
Foreign currency translations	145
Net change in unrealized depreciation	(1,704,926)
Net realized and unrealized loss	(7,965,734)
Net decrease in net assets from operations	$(8,283,827)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA GREATER CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$(318,093)	$320,357
Net realized gain (loss)	(6,260,808)	8,397,584
Net change in unrealized depreciation	(1,704,926)	(28,430,921)
Net decrease in net assets resulting from operations	(8,283,827)	(19,712,980)
Distributions to shareholders
Net investment income
Class A	(129,279)	(511,016)
Class I	(13)	(29)
Class R4	(12,734)	(499)
Class R5	(2,445)	(1,461)
Class W	(3)	(19)
Class Z	(179,057)	(243,129)
Net realized gains
Class A	(4,109,276)	(14,411,020)
Class B	(33,820)	(474,688)
Class C	(619,852)	(2,999,146)
Class I	(92)	(467)
Class R4	(129,155)	(10,321)
Class R5	(18,676)	(26,161)
Class W	(97)	(493)
Class Z	(1,912,576)	(4,974,533)
Total distributions to shareholders	(7,147,075)	(23,652,982)
Increase in net assets from capital stock activity	7,376,942	25,769,645
Total decrease in net assets	(8,053,960)	(17,596,317)
Net assets at beginning of period	128,372,286	145,968,603
Net assets at end of period	$120,318,326	$128,372,286
Undistributed (excess of distributions over) net investment income	$(370,662)	$270,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GREATER CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	781,936	27,966,489	620,550	25,619,588
Distributions reinvested	113,880	3,924,304	370,206	13,323,734
Redemptions	(384,989)	(12,537,014)	(1,210,769)	(51,029,538)
Net increase (decrease)	510,827	19,353,779	(220,013)	(12,086,216)
Class B shares
Subscriptions	119	3,722	2,591	89,731
Distributions reinvested	951	29,925	11,974	397,537
Redemptions(a)	(15,833)	(501,884)	(50,053)	(1,892,567)
Net decrease	(14,763)	(468,237)	(35,488)	(1,405,299)
Class C shares
Subscriptions	16,722	547,621	60,142	2,258,476
Distributions reinvested	14,385	464,493	65,744	2,237,255
Redemptions	(52,927)	(1,640,480)	(102,497)	(3,840,272)
Net increase (decrease)	(21,820)	(628,366)	23,389	655,459
Class R4 shares
Subscriptions	17,976	663,666	71,116	3,376,084
Distributions reinvested	3,738	141,536	263	10,342
Redemptions	(6,603)	(236,065)	(3,846)	(169,626)
Net increase	15,111	569,137	67,533	3,216,800
Class R5 shares
Subscriptions	3,821	127,629	13,392	600,758
Distributions reinvested	555	21,018	689	27,138
Redemptions	(3,297)	(117,634)	(4,463)	(204,421)
Net increase	1,079	31,013	9,618	423,475
Class Z shares
Subscriptions	203,114	7,001,437	1,340,915	60,775,022
Distributions reinvested	22,368	831,859	102,646	3,973,418
Redemptions	(512,337)	(19,313,680)	(687,067)	(29,783,014)
Net increase (decrease)	(286,855)	(11,480,384)	756,494	34,965,426
Total net increase	203,579	7,376,942	601,533	25,769,645

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$33.33		$45.93		$48.80		$42.08		$51.02		$51.35
Income from investment operations:
Net investment income (loss)	(0.10)		0.02		0.33		0.44		0.50		0.15
Net realized and unrealized gain (loss)	(1.68)		(3.87)		8.97		6.81		(6.83)		1.05
Increase from payment by affiliate	—		0.15		—		—		—		—
Total from investment operations	(1.78)		(3.70)		9.30		7.25		(6.33)		1.20
Less distributions to shareholders:
Net investment income	(0.05)		(0.30)		(0.81)		(0.53)		(0.05)		(0.17)
Net realized gains	(1.70)		(8.60)		(11.36)		—		(2.56)		(1.36)
Total distributions to shareholders	(1.75)		(8.90)		(12.17)		(0.53)		(2.61)		(1.53)
Redemption fees:
Net asset value, end of period	$29.80		$33.33		$45.93		$48.80		$42.08		$51.02
Total return	(6.05%)		(9.49	%)(a)	21.22%		17.24%		(12.20%)		2.03%
Ratios to average net assets(b)
Total gross expenses	1.60	%(c)(d)	1.56	%(c)	1.57	%(c)	1.54%		1.53%		1.58	%(c)
Total net expenses(e)	1.60	%(c)(d)	1.56	%(c)(f)	1.57	%(c)(f)	1.54	%(f)	1.53	%(f)	1.58	%(c)(f)
Net investment income (loss)	(0.61	%)(d)	0.04%		0.73%		0.94%		1.11%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$71,799		$63,284		$97,302		$78,119		$76,683		$101,344
Portfolio turnover	26%		74%		61%		39%		38%		36%

Notes to Financial Highlights

(a)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$30.58		$42.85		$46.24		$39.90		$48.83		$49.42
Income from investment operations:
Net investment income (loss)	(0.13)		(0.40)		(0.09)		0.04		0.10		(0.28)
Net realized and unrealized gain (loss)	(1.59)		(3.41)		8.51		6.49		(6.47)		1.05
Increase from payment by affiliate	—		0.14		—		—		—		—
Total from investment operations	(1.72)		(3.67)		8.42		6.53		(6.37)		0.77
Less distributions to shareholders:
Net investment income	—		—		(0.45)		(0.19)		—		—
Net realized gains	(1.70)		(8.60)		(11.36)		—		(2.56)		(1.36)
Total distributions to shareholders	(1.70)		(8.60)		(11.81)		(0.19)		(2.56)		(1.36)
Redemption fees:
Net asset value, end of period	$27.16		$30.58		$42.85		$46.24		$39.90		$48.83
Total return	(6.40%)		(10.16	%)(a)	20.28%		16.36%		(12.86%)		1.27%
Ratios to average net assets(b)
Total gross expenses	2.34	%(c)(d)	2.32	%(c)	2.32	%(c)	2.29%		2.28%		2.33	%(c)
Total net expenses(e)	2.34	%(c)(d)	2.32	%(c)(f)	2.32	%(c)(f)	2.29	%(f)	2.28	%(f)	2.33	%(c)(f)
Net investment income (loss)	(0.85	%)(d)	(1.02%)		(0.22%)		0.09%		0.22%		(0.50%)
Supplemental data
Net assets, end of period (in thousands)	$508		$1,023		$2,955		$4,265		$5,769		$13,364
Portfolio turnover	26%		74%		61%		39%		38%		36%

Notes to Financial Highlights

(a)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$31.35		$43.71		$46.94		$40.51		$49.52		$50.10
Income from investment operations:
Net investment income (loss)	(0.19)		(0.28)		(0.02)		0.07		0.14		(0.28)
Net realized and unrealized gain (loss)	(1.58)		(3.62)		8.60		6.55		(6.59)		1.06
Increase from payment by affiliate	—		0.14		—		—		—		—
Total from investment operations	(1.77)		(3.76)		8.58		6.62		(6.45)		0.78
Less distributions to shareholders:
Net investment income	—		—		(0.45)		(0.19)		—		—
Net realized gains	(1.70)		(8.60)		(11.36)		—		(2.56)		(1.36)
Total distributions to shareholders	(1.70)		(8.60)		(11.81)		(0.19)		(2.56)		(1.36)
Redemption fees:
Net asset value, end of period	$27.88		$31.35		$43.71		$46.94		$40.51		$49.52
Total return	(6.40%)		(10.16	%)(a)	20.32%		16.33%		(12.84%)		1.28%
Ratios to average net assets(b)
Total gross expenses	2.35	%(c)(d)	2.32	%(c)	2.32	%(c)	2.29%		2.28%		2.33	%(c)
Total net expenses(e)	2.35	%(c)(d)	2.32	%(c)(f)	2.32	%(c)(f)	2.29	%(f)	2.28	%(f)	2.33	%(c)(f)
Net investment income (loss)	(1.18	%)(d)	(0.71%)		(0.05%)		0.15%		0.33%		(0.50%)
Supplemental data
Net assets, end of period (in thousands)	$10,154		$12,103		$15,851		$17,056		$20,401		$30,461
Portfolio turnover	26%		74%		61%		39%		38%		36%

Notes to Financial Highlights

(a)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class I	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$36.04		$48.96		$51.30		$44.20	$53.36		$57.86
Income from investment operations:
Net investment income	(0.00	)(b)	0.20		0.90		0.70	0.73		0.09
Net realized and unrealized gain (loss)	(1.85)		(4.15)		9.14		7.13	(7.14)		(4.59)
Increase from payment by affiliate	—		0.16		—		—	—		—
Total from investment operations	(1.85)		(3.79)		10.04		7.83	(6.41)		(4.50)
Less distributions to shareholders:
Net investment income	(0.23)		(0.53)		(1.02)		(0.73)	(0.19)		—
Net realized gains	(1.70)		(8.60)		(11.36)		—	(2.56)		—
Total distributions to shareholders	(1.93)		(9.13)		(12.38)		(0.73)	(2.75)		—
Net asset value, end of period	$32.26		$36.04		$48.96		$51.30	$44.20		$53.36
Total return	(5.85%)		(9.07	%)(c)	21.75%		17.75%	(11.78%)		(7.78%)
Ratios to average net assets(d)
Total gross expenses	1.16	%(e)(f)	1.13	%(e)	1.08	%(e)	1.09%	1.08%		3.00	%(e)(f)
Total net expenses(g)	1.16	%(e)(f)	1.13	%(e)	1.08	%(e)	1.09%	1.08	%(h)	1.56	%(e)(f)(h)
Net investment income (loss)	(0.02	%)(f)	0.45%		1.61%		1.41%	1.57%		2.28	%(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$52,946	$69,532		$18,532
Portfolio turnover	26%		74%		61%		39%	38%		36%

Notes to Financial Highlights

(a)  Based on operations from August 2, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$36.53		$49.47		$51.71		$49.17
Income from investment operations:
Net investment income (loss)	(0.05)		1.09		(0.01)		0.88
Net realized and unrealized gain (loss)	(1.87)		(5.18)		10.04		1.66
Increase from payment by affiliate	—		0.16		—		—
Total from investment operations	(1.92)		(3.93)		10.03		2.54
Less distributions to shareholders:
Net investment income	(0.16)		(0.41)		(0.91)		—
Net realized gains	(1.70)		(8.60)		(11.36)		—
Total distributions to shareholders	(1.86)		(9.01)		(12.27)		—
Net asset value, end of period	$32.75		$36.53		$49.47		$51.71
Total return	(5.94%)		(9.26	%)(b)	21.50%		5.17%
Ratios to average net assets(c)
Total gross expenses	1.35	%(d)(e)	1.29	%(d)	1.33	%(d)	1.32	%(e)
Total net expenses(f)	1.35	%(d)(e)	1.29	%(d)(g)	1.33	%(d)(g)	1.32	%(e)(g)
Net investment income (loss)	(0.29	%)(e)	2.47%		(0.03%)		4.00	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,712		$2,473		$8		$12
Portfolio turnover	26%		74%		61%		39%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$36.58		$49.52		$51.76		$48.84
Income from investment operations:
Net investment income (loss)	(0.01)		0.52		0.73		0.63
Net realized and unrealized gain (loss)	(1.87)		(4.54)		9.38		2.97
Increase from payment by affiliate	—		0.16		—		—
Total from investment operations	(1.88)		(3.86)		10.11		3.60
Less distributions to shareholders:
Net investment income	(0.22)		(0.48)		(0.99)		(0.68)
Net realized gains	(1.70)		(8.60)		(11.36)		—
Total distributions to shareholders	(1.92)		(9.08)		(12.35)		(0.68)
Net asset value, end of period	$32.78		$36.58		$49.52		$51.76
Total return	(5.85%)		(9.11	%)(b)	21.67%		7.40%
Ratios to average net assets(c)
Total gross expenses	1.18	%(d)(e)	1.16	%(d)	1.19	%(d)	1.16	%(e)
Total net expenses(f)	1.18	%(d)(e)	1.16	%(d)	1.19	%(d)	1.16	%(e)
Net investment income (loss)	(0.03	%)(e)	1.17%		1.58%		1.53	%(e)
Supplemental data
Net assets, end of period (in thousands)	$428		$438		$117		$3
Portfolio turnover	26%		74%		61%		39%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$33.33		$45.95		$48.82		$42.10		$43.58
Income from investment operations:
Net investment income (loss)	(0.08)		0.01		0.36		0.51		(0.05)
Net realized and unrealized gain (loss)	(1.70)		(3.86)		8.96		6.77		(1.43)
Increase from payment by affiliate	—		0.15		—		—		—
Total from investment operations	(1.78)		(3.70)		9.32		7.28		(1.48)
Less distributions to shareholders:
Net investment income	(0.05)		(0.32)		(0.83)		(0.56)		—
Net realized gains	(1.70)		(8.60)		(11.36)		—		—
Total distributions to shareholders	(1.75)		(8.92)		(12.19)		(0.56)		—
Net asset value, end of period	$29.80		$33.33		$45.95		$48.82		$42.10
Total return	(6.05%)		(9.48	%)(b)	21.27%		17.30%		(3.40%)
Ratios to average net assets(c)
Total gross expenses	1.60	%(d)(e)	1.56	%(d)	1.52	%(d)	1.49%		1.47	%(e)
Total net expenses(f)	1.60	%(d)(e)	1.56	%(d)(g)	1.52	%(d)(g)	1.49	%(g)	1.47	%(e)
Net investment income (loss)	(0.45	%)(e)	0.01%		0.78%		1.07%		(0.55	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$3		$2
Portfolio turnover	26%		74%		61%		39%		38%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GREATER CHINA FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$35.91		$48.78		$51.16		$44.08		$53.35		$53.60
Income from investment operations:
Net investment income (loss)	(0.01)		0.38		0.46		0.59		0.63		0.53
Net realized and unrealized gain (loss)	(1.88)		(4.39)		9.45		7.13		(7.14)		0.87
Increase from payment by affiliate	—		0.16		—		—		—		—
Total from investment operations	(1.89)		(3.85)		9.91		7.72		(6.51)		1.40
Less distributions to shareholders:
Net investment income	(0.15)		(0.42)		(0.93)		(0.64)		(0.20)		(0.29)
Net realized gains	(1.70)		(8.60)		(11.36)		—		(2.56)		(1.36)
Total distributions to shareholders	(1.85)		(9.02)		(12.29)		(0.64)		(2.76)		(1.65)
Redemption fees:
Net asset value, end of period	$32.17		$35.91		$48.78		$51.16		$44.08		$53.35
Total return	(5.95%)		(9.24	%)(a)	21.49%		17.54%		(11.98%)		2.31%
Ratios to average net assets(b)
Total gross expenses	1.34	%(c)(d)	1.31	%(c)	1.32	%(c)	1.29%		1.28%		1.31	%(c)
Total net expenses(e)	1.34	%(c)(d)	1.31	%(c)(f)	1.32	%(c)(f)	1.29	%(f)	1.28	%(f)	1.31	%(c)(f)
Net investment income (loss)	(0.07	%)(d)	0.86%		0.96%		1.18%		1.34%		0.88%
Supplemental data
Net assets, end of period (in thousands)	$34,714		$49,047		$29,730		$28,948		$29,165		$50,261
Portfolio turnover	26%		74%		61%		39%		38%		36%

Notes to Financial Highlights

(a)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing

Semiannual Report 2016
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COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S.

dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net

Semiannual Report 2016
25

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.72% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.95% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $405,805, and the administrative services fee paid to the Investment Manager was $37,315.

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COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R4	0.22
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the

Semiannual Report 2016
27

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,011 for Class A, and $915 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.78%	1.80%
Class B	2.53	2.55
Class C	2.53	2.55
Class I	1.37	1.39
Class R4	1.53	1.55
Class R5	1.42	1.44
Class W	1.78	1.80
Class Z	1.53	1.55

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $102,223,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$26,576,000
Unrealized depreciation	(8,734,000)
Net unrealized appreciation	$17,842,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $34,151,843 and $37,126,694, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

Semiannual Report 2016
28

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended February 29, 2016, the average daily loan balance outstanding on days when borrowing existed was $1,100,000 at a weighted average interest rate of 1.42%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, one unaffiliated shareholder of record owned 16.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies'

Semiannual Report 2016
29

COLUMBIA GREATER CHINA FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

securities historically have been more volatile than other securities, especially over the short term.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
30

COLUMBIA GREATER CHINA FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia Greater China Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR158_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA CONTRARIAN CORE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA CONTRARIAN CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	30
Important Information About This Report	37

Semiannual Report 2016

COLUMBIA CONTRARIAN CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Contrarian Core Fund (the Fund) Class A shares returned -1.88% excluding sales charges for the six-month period that ended February 29, 2016.

■  The Fund outperformed its benchmark, the Russell 1000 Index, which returned -2.03% for the same period.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		-1.88	-5.87	10.41	8.35
Including sales charges		-7.53	-11.27	9.10	7.71
Class B	11/01/98
Excluding sales charges		-2.21	-6.55	9.59	7.54
Including sales charges		-6.85	-10.98	9.31	7.54
Class C	12/09/02
Excluding sales charges		-2.17	-6.54	9.60	7.55
Including sales charges		-3.10	-7.43	9.60	7.55
Class I*	09/27/10	-1.67	-5.46	10.88	8.73
Class K*	03/07/11	-1.79	-5.71	10.55	8.48
Class R*	09/27/10	-1.94	-6.05	10.15	8.10
Class R4*	11/08/12	-1.74	-5.60	10.70	8.63
Class R5*	11/08/12	-1.66	-5.48	10.79	8.67
Class T	02/12/93
Excluding sales charges		-1.81	-5.84	10.37	8.31
Including sales charges		-7.48	-11.25	9.08	7.67
Class W*	09/27/10	-1.83	-5.82	10.42	8.36
Class Y*	11/08/12	-1.65	-5.43	10.84	8.70
Class Z	12/14/92	-1.71	-5.59	10.69	8.62
Russell 1000 Index		-2.03	-7.21	9.92	6.49

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Guy Pope, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Apple, Inc.	3.2
Verizon Communications, Inc.	3.1
Berkshire Hathaway, Inc., Class B	3.0
CVS Health Corp.	2.7
Microsoft Corp.	2.6
Alphabet, Inc., Class C	2.6
Johnson & Johnson	2.6
Citigroup, Inc.	2.5
JPMorgan Chase & Co.	2.5
Medtronic PLC	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	96.6
Money Market Funds	3.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	14.5
Consumer Staples	8.0
Energy	5.9
Financials	16.7
Health Care	18.7
Industrials	8.7
Information Technology	21.4
Materials	1.4
Telecommunication Services	3.1
Utilities	1.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA CONTRARIAN CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	981.20	1,019.49	5.32	5.42	1.08
Class B	1,000.00	1,000.00	977.90	1,015.76	9.00	9.17	1.83
Class C	1,000.00	1,000.00	978.30	1,015.71	9.05	9.22	1.84
Class I	1,000.00	1,000.00	983.30	1,021.63	3.21	3.27	0.65
Class K	1,000.00	1,000.00	982.10	1,020.14	4.68	4.77	0.95
Class R	1,000.00	1,000.00	980.60	1,018.20	6.60	6.72	1.34
Class R4	1,000.00	1,000.00	982.60	1,020.69	4.14	4.22	0.84
Class R5	1,000.00	1,000.00	983.40	1,021.38	3.45	3.52	0.70
Class T	1,000.00	1,000.00	981.90	1,019.49	5.32	5.42	1.08
Class W	1,000.00	1,000.00	981.70	1,019.49	5.32	5.42	1.08
Class Y	1,000.00	1,000.00	983.50	1,021.58	3.25	3.32	0.66
Class Z	1,000.00	1,000.00	982.90	1,020.74	4.09	4.17	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.1%
Auto Components 2.2%
Delphi Automotive PLC	1,217,218	81,164,096
Johnson Controls, Inc.	1,985,180	72,379,663
Total		153,543,759
Hotels, Restaurants & Leisure 2.8%
Aramark	1,166,943	36,665,349
Marriott International, Inc., Class A	1,058,860	72,161,309
McDonald's Corp.	698,640	81,873,621
Total		190,700,279
Household Durables 0.4%
Newell Rubbermaid, Inc.	638,385	24,265,014
Media 4.1%
CBS Corp., Class B Non Voting	1,855,160	89,752,641
Comcast Corp., Class A	2,773,813	160,132,225
Liberty Global PLC, Class C(a)	838,640	30,157,494
Total		280,042,360
Specialty Retail 2.6%
Lowe's Companies, Inc.	2,071,309	139,875,497
Michaels Companies, Inc. (The)(a)	1,528,580	35,615,914
Total		175,491,411
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	2,156,570	83,976,836
PVH Corp.	689,893	54,605,031
Total		138,581,867
Total Consumer Discretionary		962,624,690
CONSUMER STAPLES 7.7%
Beverages 2.9%
Diageo PLC, ADR	687,142	70,500,769
PepsiCo, Inc.	1,318,425	128,968,334
Total		199,469,103
Food & Staples Retailing 3.5%
CVS Health Corp.	1,846,287	179,403,707
Walgreens Boots Alliance, Inc.	770,169	60,797,141
Total		240,200,848
Tobacco 1.3%
Philip Morris International, Inc.	975,770	88,824,343
Total Consumer Staples		528,494,294

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 5.7%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	928,710	66,607,081
Oil, Gas & Consumable Fuels 4.7%
Canadian Natural Resources Ltd.	1,883,030	39,280,006
Chevron Corp.	1,063,713	88,756,213
ConocoPhillips	860,226	29,101,446
EQT Corp.	455,630	25,396,816
Exxon Mobil Corp.	1,569,420	125,789,013
Noble Energy, Inc.	571,502	16,859,309
Total		325,182,803
Total Energy		391,789,884
FINANCIALS 16.2%
Banks 6.6%
Citigroup, Inc.	4,345,281	168,814,167
JPMorgan Chase & Co.	2,928,968	164,900,898
Wells Fargo & Co.	2,449,968	114,952,499
Total		448,667,564
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	2,438,531	86,299,612
BlackRock, Inc.	324,654	101,279,062
Invesco Ltd.	1,711,265	45,759,226
Total		233,337,900
Consumer Finance 0.9%
American Express Co.	1,118,310	62,155,670
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	1,476,033	198,039,348
McGraw Hill Financial, Inc.	146,450	13,142,423
Total		211,181,771
Insurance 1.0%
Aon PLC	730,332	69,593,336
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	576,650	53,167,130
Weyerhaeuser Co.	1,242,985	32,292,750
Total		85,459,880
Total Financials		1,110,396,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 18.2%
Biotechnology 3.2%
Biogen, Inc.(a)	324,400	84,155,848
Celgene Corp.(a)	855,218	86,231,631
Vertex Pharmaceuticals, Inc.(a)	545,705	46,652,320
Total		217,039,799
Health Care Equipment & Supplies 5.4%
Abbott Laboratories	2,330,819	90,295,928
Cooper Companies, Inc. (The)	402,765	57,579,284
Medtronic PLC	2,130,419	164,873,127
Zimmer Biomet Holdings, Inc.	559,845	54,198,595
Total		366,946,934
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	1,514,221	123,711,855
CIGNA Corp.	592,170	82,672,854
Total		206,384,709
Pharmaceuticals 6.6%
Allergan PLC(a)	233,053	67,611,006
Endo International PLC(a)	722,710	30,216,505
Johnson & Johnson	1,617,976	170,227,255
Perrigo Co. PLC	221,165	27,922,081
Pfizer, Inc.	5,280,135	156,661,606
Total		452,638,453
Total Health Care		1,243,009,895
INDUSTRIALS 8.4%
Aerospace & Defense 1.9%
Honeywell International, Inc.	1,260,504	127,752,080
Air Freight & Logistics 0.8%
FedEx Corp.	415,631	56,891,571
Commercial Services & Supplies 0.4%
Tyco International PLC	789,769	27,784,074
Electrical Equipment 0.7%
Eaton Corp. PLC	802,306	45,498,773
Industrial Conglomerates 2.0%
General Electric Co.	4,697,095	136,873,348

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 2.6%
Dun & Bradstreet Corp. (The)	399,550	38,272,895
Nielsen Holdings PLC	2,835,980	142,763,233
Total		181,036,128
Total Industrials		575,835,974
INFORMATION TECHNOLOGY 20.7%
Internet Software & Services 5.8%
Alibaba Group Holding Ltd., ADR(a)	109,095	7,506,827
Alphabet, Inc., Class A(a)	128,808	92,383,674
Alphabet, Inc., Class C(a)	249,065	173,790,085
Facebook, Inc., Class A(a)	1,187,970	127,017,752
Total		400,698,338
IT Services 2.9%
Fidelity National Information Services, Inc.	748,775	43,616,144
First Data Corp., Class A(a)	298,247	3,728,087
MasterCard, Inc., Class A	1,369,898	119,071,534
PayPal Holdings, Inc.(a)	936,218	35,707,355
Total		202,123,120
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	286,922	38,438,940
QUALCOMM, Inc.	916,655	46,556,907
Skyworks Solutions, Inc.	723,463	48,074,117
Total		133,069,964
Software 6.0%
Activision Blizzard, Inc.	4,498,795	142,476,838
Electronic Arts, Inc.(a)	859,746	55,230,083
Intuit, Inc.	371,469	35,898,764
Microsoft Corp.	3,424,652	174,246,294
Total		407,851,979
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,224,911	215,126,644
EMC Corp.	2,312,215	60,418,178
Total		275,544,822
Total Information Technology		1,419,288,223

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 1.4%
Chemicals 1.4%
Monsanto Co.	1,033,545	93,008,715
Total Materials		93,008,715
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc.	4,068,073	206,373,343
Total Telecommunication Services		206,373,343
UTILITIES 1.5%
Electric Utilities 0.9%
Edison International	960,100	65,440,416
Multi-Utilities 0.6%
DTE Energy Co.	470,830	39,606,220
Total Utilities		105,046,636
Total Common Stocks (Cost: $5,861,896,180)		6,635,867,775

Money Market Funds 3.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	231,237,534	231,237,534
Total Money Market Funds (Cost: $231,237,534)		231,237,534
Total Investments (Cost: $6,093,133,714)		6,867,105,309
Other Assets & Liabilities, Net		(21,955,153)
Net Assets		6,845,150,156

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	189,205,745	1,043,740,601	(1,001,708,812)	231,237,534	258,212	231,237,534

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	962,624,690	—	—	962,624,690
Consumer Staples	528,494,294	—	—	528,494,294
Energy	391,789,884	—	—	391,789,884
Financials	1,110,396,121	—	—	1,110,396,121
Health Care	1,243,009,895	—	—	1,243,009,895
Industrials	575,835,974	—	—	575,835,974
Information Technology	1,419,288,223	—	—	1,419,288,223
Materials	93,008,715	—	—	93,008,715
Telecommunication Services	206,373,343	—	—	206,373,343
Utilities	105,046,636	—	—	105,046,636
Total Common Stocks	6,635,867,775	—	—	6,635,867,775
Money Market Funds	—	231,237,534	—	231,237,534
Total Investments	6,635,867,775	231,237,534	—	6,867,105,309

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $5,861,896,180)	$6,635,867,775
Affiliated issuers (identified cost $231,237,534)	231,237,534
Total investments (identified cost $6,093,133,714)	6,867,105,309
Receivable for:
Investments sold	57,521,444
Capital shares sold	12,628,739
Dividends	12,566,547
Foreign tax reclaims	6,414
Prepaid expenses	25,356
Trustees' deferred compensation plan	108,133
Other assets	174,267
Total assets	6,950,136,209
Liabilities
Payable for:
Investments purchased	93,278,883
Capital shares purchased	9,978,444
Investment management fees	354,639
Distribution and/or service fees	98,304
Transfer agent fees	1,032,199
Plan administration fees	24
Compensation of board members	919
Chief compliance officer expenses	463
Other expenses	134,045
Trustees' deferred compensation plan	108,133
Total liabilities	104,986,053
Net assets applicable to outstanding capital stock	$6,845,150,156
Represented by
Paid-in capital	$6,118,119,085
Undistributed net investment income	10,483,457
Accumulated net realized loss	(57,423,981)
Unrealized appreciation (depreciation) on:
Investments	773,971,595
Total — representing net assets applicable to outstanding capital stock	$6,845,150,156

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$2,408,457,469
Shares outstanding	121,981,064
Net asset value per share	$19.74
Maximum offering price per share(a)	$20.94
Class B
Net assets	$7,043,932
Shares outstanding	391,399
Net asset value per share	$18.00
Class C
Net assets	$504,770,536
Shares outstanding	27,988,343
Net asset value per share	$18.04
Class I
Net assets	$423,814,859
Shares outstanding	21,348,764
Net asset value per share	$19.85
Class K
Net assets	$112,936
Shares outstanding	5,686
Net asset value per share	$19.86
Class R
Net assets	$61,863,461
Shares outstanding	3,129,611
Net asset value per share	$19.77
Class R4
Net assets	$276,415,662
Shares outstanding	13,697,498
Net asset value per share	$20.18
Class R5
Net assets	$408,165,898
Shares outstanding	20,243,706
Net asset value per share	$20.16
Class T
Net assets	$135,001,641
Shares outstanding	6,899,748
Net asset value per share	$19.57
Maximum offering price per share(a)	$20.76
Class W
Net assets	$52,924,543
Shares outstanding	2,680,087
Net asset value per share	$19.75

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class Y
Net assets	$204,059,660
Shares outstanding	10,119,343
Net asset value per share	$20.17
Class Z
Net assets	$2,362,519,559
Shares outstanding	118,923,866
Net asset value per share	$19.87

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$58,524,337
Dividends — affiliated issuers	258,212
Total income	58,782,549
Expenses:
Investment management fees	20,658,409
Distribution and/or service fees
Class A	2,991,721
Class B	42,624
Class C	2,328,245
Class R	141,934
Class T	176,340
Class W	106,451
Transfer agent fees
Class A	2,173,985
Class B	7,732
Class C	423,102
Class K	29
Class R	51,582
Class R4	232,379
Class R5	96,270
Class T	128,098
Class W	77,283
Class Z	2,068,628
Plan administration fees
Class K	145
Compensation of board members	66,774
Custodian fees	23,505
Printing and postage fees	233,869
Registration fees	194,356
Audit fees	11,328
Legal fees	101,464
Chief compliance officer expenses	1,554
Other	68,932
Total expenses	32,406,739
Net investment income	26,375,810
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(39,973,204)
Foreign currency translations	(6,906)
Net realized loss	(39,980,110)
Net change in unrealized appreciation (depreciation) on:
Investments	(116,128,276)
Net change in unrealized depreciation	(116,128,276)
Net realized and unrealized loss	(156,108,386)
Net decrease in net assets from operations	$(129,732,576)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$26,375,810	$167,200,123
Net realized gain (loss)	(39,980,110)	226,539,268
Net change in unrealized depreciation	(116,128,276)	(305,101,185)
Net increase (decrease) in net assets resulting from operations	(129,732,576)	88,638,206
Distributions to shareholders
Net investment income
Class A	(61,603,501)	(8,507,483)
Class B	(169,643)	—
Class C	(9,231,348)	—
Class I	(11,959,112)	(4,798,155)
Class K	(3,093)	(674)
Class R	(1,343,578)	(78,264)
Class R4	(7,021,383)	(816,168)
Class R5	(11,778,388)	(1,922,616)
Class T	(3,614,625)	(642,160)
Class W	(1,414,819)	(758,782)
Class Y	(1,957,696)	(173,175)
Class Z	(65,021,880)	(13,614,092)
Net realized gains
Class A	(71,377,749)	(115,352,574)
Class B	(281,084)	(893,272)
Class C	(15,383,736)	(18,521,704)
Class I	(11,792,193)	(34,264,726)
Class K	(3,406)	(7,110)
Class R	(1,730,183)	(2,167,951)
Class R4	(7,412,136)	(7,325,441)
Class R5	(11,842,976)	(14,509,724)
Class T	(4,210,566)	(9,478,836)
Class W	(1,639,301)	(10,286,956)
Class Y	(1,934,742)	(1,236,681)
Class Z	(68,474,886)	(120,565,017)
Total distributions to shareholders	(371,202,024)	(365,921,561)
Increase in net assets from capital stock activity	1,155,400,979	1,626,379,501
Total increase in net assets	654,466,379	1,349,096,146
Net assets at beginning of period	6,190,683,777	4,841,587,631
Net assets at end of period	$6,845,150,156	$6,190,683,777
Undistributed net investment income	$10,483,457	$159,226,713

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	24,788,225	517,115,169	45,567,965	1,005,475,133
Distributions reinvested	6,161,108	126,980,438	5,695,290	119,202,421
Redemptions	(16,980,314)	(352,357,749)	(17,440,479)	(384,215,880)
Net increase	13,969,019	291,737,858	33,822,776	740,461,674
Class B shares
Subscriptions	34,023	656,763	88,496	1,787,513
Distributions reinvested	23,557	443,344	45,319	869,677
Redemptions(a)	(158,571)	(2,991,063)	(322,718)	(6,500,704)
Net decrease	(100,991)	(1,890,956)	(188,903)	(3,843,514)
Class C shares
Subscriptions	7,726,421	148,153,372	11,677,531	236,079,207
Distributions reinvested	1,091,157	20,579,222	776,999	14,941,695
Redemptions	(1,915,959)	(36,413,483)	(2,175,882)	(43,913,211)
Net increase	6,901,619	132,319,111	10,278,648	207,107,691
Class I shares
Subscriptions	3,097,393	63,470,782	8,920,645	198,518,571
Distributions reinvested	1,147,398	23,751,142	1,858,358	39,062,676
Redemptions	(2,774,678)	(60,329,429)	(12,672,345)	(284,995,676)
Net increase (decrease)	1,470,113	26,892,495	(1,893,342)	(47,414,429)
Class K shares
Distributions reinvested	306	6,336	360	7,576
Net increase	306	6,336	360	7,576
Class R shares
Subscriptions	1,176,475	24,650,864	1,525,966	33,723,333
Distributions reinvested	102,297	2,112,434	69,759	1,462,150
Redemptions	(502,889)	(10,402,604)	(596,145)	(13,163,703)
Net increase	775,883	16,360,694	999,580	22,021,780
Class R4 shares
Subscriptions	3,762,184	80,148,517	7,603,669	167,657,282
Distributions reinvested	682,566	14,368,022	379,661	8,105,769
Redemptions	(1,233,486)	(26,112,912)	(2,116,266)	(47,395,372)
Net increase	3,211,264	68,403,627	5,867,064	128,367,679
Class R5 shares
Subscriptions	9,230,366	196,402,860	8,767,116	197,169,255
Distributions reinvested	1,117,699	23,505,208	761,574	16,244,381
Redemptions	(5,565,548)	(115,193,442)	(3,244,261)	(72,265,852)
Net increase	4,782,517	104,714,626	6,284,429	141,147,784

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA CONTRARIAN CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	103,236	2,109,782	143,425	3,011,870
Distributions reinvested	266,648	5,444,949	338,177	7,017,172
Redemptions	(267,109)	(5,586,142)	(509,561)	(11,173,172)
Net increase (decrease)	102,775	1,968,589	(27,959)	(1,144,130)
Class W shares
Subscriptions	388,124	8,238,272	4,495,889	100,570,978
Distributions reinvested	148,179	3,053,977	527,738	11,045,553
Redemptions	(3,416,429)	(74,606,306)	(5,005,755)	(109,077,232)
Net increase (decrease)	(2,880,126)	(63,314,057)	17,872	2,539,299
Class Y shares
Subscriptions	7,743,575	157,549,649	2,447,484	55,829,769
Distributions reinvested	132,077	2,777,583	14,348	306,053
Redemptions	(204,946)	(4,387,770)	(123,265)	(2,790,813)
Net increase	7,670,706	155,939,462	2,338,567	53,345,009
Class Z shares
Subscriptions	30,219,974	634,893,253	31,332,502	691,476,272
Distributions reinvested	4,076,451	84,504,832	3,893,061	81,910,017
Redemptions	(14,317,717)	(297,134,891)	(17,581,024)	(389,603,207)
Net increase	19,978,708	422,263,194	17,644,539	383,783,082
Total net increase	55,881,793	1,155,400,979	75,143,631	1,626,379,501

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.27		$22.37		$19.15		$15.68		$12.63		$12.61		$11.76
Income from investment operations:
Net investment income	0.07		0.65	(b)	0.14		0.13		0.11		0.08		0.04
Net realized and unrealized gain (loss)	(0.42)		(0.23)		4.32		3.48		3.32		(0.03)		0.87
Total from investment operations	(0.35)		0.42		4.46		3.61		3.43		0.05		0.91
Less distributions to shareholders:
Net investment income	(0.55)		(0.10)		(0.11)		(0.12)		(0.07)		(0.03)		(0.06)
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.18)		(1.52)		(1.24)		(0.14)		(0.38)		(0.03)		(0.06)
Net asset value, end of period	$19.74		$21.27		$22.37		$19.15		$15.68		$12.63		$12.61
Total return	(1.88%)		1.99%		24.15%		23.23%		27.59%		0.39%		7.75%
Ratios to average net assets(c)
Total gross expenses	1.08	%(d)	1.09%		1.11%		1.15%		1.19	%(d)	1.19	%(e)	1.25%
Total net expenses(f)	1.08	%(d)	1.09	%(g)	1.11	%(g)	1.14	%(g)	1.16	%(d)(g)	1.16	%(e)(g)	1.19	%(g)
Net investment income	0.71	%(d)	2.93%		0.69%		0.73%		0.82	%(d)	0.56%		0.32%
Supplemental data
Net assets, end of period (in thousands)	$2,408,457		$2,297,176		$1,659,841		$913,212		$588,182		$427,039		$111,182
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.54 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.40		$20.58		$17.74		$14.53		$11.74		$11.78		$11.02
Income from investment operations:
Net investment income (loss)	(0.01)		0.29	(b)	(0.01)		(0.00	)(c)	0.01		(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.37)		(0.05)		3.98		3.24		3.09		(0.01)		0.81
Total from investment operations	(0.38)		0.24		3.97		3.24		3.10		(0.04)		0.76
Less distributions to shareholders:
Net investment income	(0.39)		—		—		(0.01)		—		—		—
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.02)		(1.42)		(1.13)		(0.03)		(0.31)		—		—
Net asset value, end of period	$18.00		$19.40		$20.58		$17.74		$14.53		$11.74		$11.78
Total return	(2.21%)		1.22%		23.20%		22.32%		26.72%		(0.34%)		6.90%
Ratios to average net assets(d)
Total gross expenses	1.83	%(e)	1.84%		1.86%		1.90%		1.94	%(e)	1.92	%(f)	2.00%
Total net expenses(g)	1.83	%(e)	1.84	%(h)	1.86	%(h)	1.89	%(h)	1.91	%(e)(h)	1.90	%(f)(h)	1.94	%(h)
Net investment income (loss)	(0.06	%)(e)	1.40%		(0.08%)		(0.02%)		0.05	%(e)	(0.19%)		(0.46%)
Supplemental data
Net assets, end of period (in thousands)	$7,044		$9,551		$14,023		$16,396		$17,292		$21,560		$3,991
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.35 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$19.43		$20.62		$17.77		$14.55		$11.76		$11.80		$11.03
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.50	(c)	(0.01)		(0.00	)(b)	0.01		(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.38)		(0.27)		3.99		3.25		3.09		(0.01)		0.82
Total from investment operations	(0.38)		0.23		3.98		3.25		3.10		(0.04)		0.77
Less distributions to shareholders:
Net investment income	(0.38)		—		—		(0.01)		—		—		—
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.01)		(1.42)		(1.13)		(0.03)		(0.31)		—		—
Net asset value, end of period	$18.04		$19.43		$20.62		$17.77		$14.55		$11.76		$11.80
Total return	(2.17%)		1.17%		23.22%		22.36%		26.68%		(0.34%)		6.98%
Ratios to average net assets(d)
Total gross expenses	1.84	%(e)	1.85%		1.86%		1.90%		1.94	%(e)	1.95	%(f)	2.00%
Total net expenses(g)	1.84	%(e)	1.85	%(h)	1.86	%(h)	1.89	%(h)	1.91	%(e)(h)	1.92	%(f)(h)	1.94	%(h)
Net investment income (loss)	(0.04	%)(e)	2.46%		(0.06%)		(0.02%)		0.07	%(e)	(0.22%)		(0.44%)
Supplemental data
Net assets, end of period (in thousands)	$504,771		$409,798		$222,834		$115,940		$58,257		$36,559		$18,368
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.55 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,					Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$21.43		$22.53	$19.27	$15.78	$12.71		$12.69		$12.70
Income from investment operations:
Net investment income	0.12		0.57 (c)	0.23	0.21	0.17		0.14		0.01
Net realized and unrealized gain (loss)	(0.43)		(0.06)	4.35	3.49	3.34		(0.03)		(0.02)
Total from investment operations	(0.31)		0.51	4.58	3.70	3.51		0.11		(0.01)
Less distributions to shareholders:
Net investment income	(0.64)		(0.19)	(0.19)	(0.19)	(0.13)		(0.09)		—
Net realized gains	(0.63)		(1.42)	(1.13)	(0.02)	(0.31)		—		—
Total distributions to shareholders	(1.27)		(1.61)	(1.32)	(0.21)	(0.44)		(0.09)		—
Net asset value, end of period	$19.85		$21.43	$22.53	$19.27	$15.78		$12.71		$12.69
Total return	(1.67%)		2.42%	24.71%	23.73%	28.12%		0.81%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	0.65	%(e)	0.65%	0.68%	0.70%	0.75	%(e)	0.76	%(f)	0.85	%(e)
Total net expenses(g)	0.65	%(e)	0.65%	0.68%	0.70%	0.75	%(e)	0.76	%(f)(h)	0.85	%(e)(h)
Net investment income	1.14	%(e)	2.55%	1.12%	1.17%	1.24	%(e)	0.99%		4.99	%(e)
Supplemental data
Net assets, end of period (in thousands)	$423,815		$425,921	$490,451	$424,376	$385,802		$280,304		$2
Portfolio turnover	24%		60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.37 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,					Year Ended September 30,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$21.40		$22.50	$19.26	$15.77	$12.70		$14.93
Income from investment operations:
Net investment income	0.09		0.61 (c)	0.17	0.15	0.13		0.06
Net realized and unrealized gain (loss)	(0.42)		(0.16)	4.33	3.51	3.34		(2.29)
Total from investment operations	(0.33)		0.45	4.50	3.66	3.47		(2.23)
Less distributions to shareholders:
Net investment income	(0.58)		(0.13)	(0.13)	(0.15)	(0.09)		—
Net realized gains	(0.63)		(1.42)	(1.13)	(0.02)	(0.31)		—
Total distributions to shareholders	(1.21)		(1.55)	(1.26)	(0.17)	(0.40)		—
Net asset value, end of period	$19.86		$21.40	$22.50	$19.26	$15.77		$12.70
Total return	(1.79%)		2.12%	24.27%	23.40%	27.74%		(14.94%)
Ratios to average net assets(d)
Total gross expenses	0.95	%(e)	0.96%	0.97%	1.00%	1.05	%(e)	1.05	%(e)(f)
Total net expenses(g)	0.95	%(e)	0.96%	0.97%	1.00%	1.05	%(e)	1.05	%(e)(f)(h)
Net investment income	0.84	%(e)	2.73%	0.81%	0.87%	0.93	%(e)	0.72	%(e)
Supplemental data
Net assets, end of period (in thousands)	$113		$115	$113	$144	$117		$100
Portfolio turnover	24%		60%	65%	47%	62%		78%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$21.26		$22.37		$19.15		$15.68		$12.63		$12.61		$12.62
Income from investment operations:
Net investment income	0.05		0.65	(c)	0.09		0.08		0.08		0.05		0.00	(d)
Net realized and unrealized gain (loss)	(0.42)		(0.29)		4.32		3.49		3.32		(0.03)		(0.01)
Total from investment operations	(0.37)		0.36		4.41		3.57		3.40		0.02		(0.01)
Less distributions to shareholders:
Net investment income	(0.49)		(0.05)		(0.06)		(0.08)		(0.04)		—		—
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.12)		(1.47)		(1.19)		(0.10)		(0.35)		—		—
Net asset value, end of period	$19.77		$21.26		$22.37		$19.15		$15.68		$12.63		$12.61
Total return	(1.94%)		1.69%		23.86%		22.93%		27.34%		0.16%		(0.08%)
Ratios to average net assets(e)
Total gross expenses	1.34	%(f)	1.34%		1.36%		1.39%		1.42	%(f)	1.44	%(g)	1.44	%(f)
Total net expenses(h)	1.34	%(f)	1.34	%(i)	1.36	%(i)	1.39	%(i)	1.41	%(f)(i)	1.39	%(g)(i)	1.44	%(f)(i)
Net investment income	0.46	%(f)	2.93%		0.44%		0.46%		0.59	%(f)	0.32%		4.34	%(f)
Supplemental data
Net assets, end of period (in thousands)	$61,863		$50,048		$30,291		$13,102		$4,489		$6		$2
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.60 per share.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$21.74		$22.83		$19.52		$15.84
Income from investment operations:
Net investment income	0.10		0.80	(b)	0.20		0.16
Net realized and unrealized gain (loss)	(0.43)		(0.32)		4.40		3.70
Total from investment operations	(0.33)		0.48		4.60		3.86
Less distributions to shareholders:
Net investment income	(0.60)		(0.15)		(0.16)		(0.16)
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)
Total distributions to shareholders	(1.23)		(1.57)		(1.29)		(0.18)
Net asset value, end of period	$20.18		$21.74		$22.83		$19.52
Total return	(1.74%)		2.25%		24.44%		24.61%
Ratios to average net assets(c)
Total gross expenses	0.84	%(d)	0.85%		0.86%		0.89	%(d)
Total net expenses(e)	0.84	%(d)	0.85	%(f)	0.86	%(f)	0.89	%(d)(f)
Net investment income	0.97	%(d)	3.53%		0.94%		1.04	%(d)
Supplemental data
Net assets, end of period (in thousands)	$276,416		$227,941		$105,458		$46,212
Portfolio turnover	24%		60%		65%		47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.63 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$21.73		$22.83	$19.52	$15.84
Income from investment operations:
Net investment income	0.12		0.78 (b)	0.23	0.15
Net realized and unrealized gain (loss)	(0.43)		(0.28)	4.39	3.73
Total from investment operations	(0.31)		0.50	4.62	3.88
Less distributions to shareholders:
Net investment income	(0.63)		(0.18)	(0.18)	(0.18)
Net realized gains	(0.63)		(1.42)	(1.13)	(0.02)
Total distributions to shareholders	(1.26)		(1.60)	(1.31)	(0.20)
Net asset value, end of period	$20.16		$21.73	$22.83	$19.52
Total return	(1.66%)		2.34%	24.60%	24.75%
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)	0.71%	0.73%	0.75	%(d)
Total net expenses(e)	0.70	%(d)	0.71%	0.73%	0.75	%(d)
Net investment income	1.10	%(d)	3.45%	1.08%	1.01	%(d)
Supplemental data
Net assets, end of period (in thousands)	$408,166		$336,043	$209,498	$68,709
Portfolio turnover	24%		60%	65%	47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.58 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.08		$22.19		$19.01		$15.56		$12.54		$12.51		$11.67
Income from investment operations:
Net investment income	0.07		0.55	(b)	0.13		0.12		0.10		0.06		0.03
Net realized and unrealized gain (loss)	(0.40)		(0.15)		4.28		3.47		3.29		—		0.86
Total from investment operations	(0.33)		0.40		4.41		3.59		3.39		0.06		0.89
Less distributions to shareholders:
Net investment income	(0.55)		(0.09)		(0.10)		(0.12)		(0.06)		(0.03)		(0.05)
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.18)		(1.51)		(1.23)		(0.14)		(0.37)		(0.03)		(0.05)
Net asset value, end of period	$19.57		$21.08		$22.19		$19.01		$15.56		$12.54		$12.51
Total return	(1.81%)		1.92%		24.06%		23.22%		27.49%		0.43%		7.68%
Ratios to average net assets(c)
Total gross expenses	1.08	%(d)	1.11%		1.16%		1.20%		1.24	%(d)	1.26	%(e)	1.30%
Total net expenses(f)	1.08	%(d)	1.11	%(g)	1.16	%(g)	1.19	%(g)	1.21	%(d)(g)	1.21	%(e)(g)	1.24	%(g)
Net investment income	0.70	%(d)	2.49%		0.63%		0.68%		0.77	%(d)	0.44%		0.24%
Supplemental data
Net assets, end of period (in thousands)	$135,002		$143,304		$151,430		$131,732		$117,457		$100,805		$112,862
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.45 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$21.27		$22.38		$19.16		$15.69		$12.64		$12.61		$12.62
Income from investment operations:
Net investment income	0.07		0.50	(c)	0.14		0.13		0.11		0.08		0.00	(d)
Net realized and unrealized gain (loss)	(0.41)		(0.09)		4.32		3.48		3.32		(0.02)		(0.01)
Total from investment operations	(0.34)		0.41		4.46		3.61		3.43		0.06		(0.01)
Less distributions to shareholders:
Net investment income	(0.55)		(0.10)		(0.11)		(0.12)		(0.07)		(0.03)		—
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.18)		(1.52)		(1.24)		(0.14)		(0.38)		(0.03)		—
Net asset value, end of period	$19.75		$21.27		$22.38		$19.16		$15.69		$12.64		$12.61
Total return	(1.83%)		1.95%		24.15%		23.21%		27.57%		0.47%		(0.08%)
Ratios to average net assets(e)
Total gross expenses	1.08	%(f)	1.09%		1.10%		1.14%		1.19	%(f)	1.20	%(g)	1.19	%(f)
Total net expenses(h)	1.08	%(f)	1.09	%(i)	1.10	%(i)	1.14	%(i)	1.16	%(f)(i)	1.16	%(g)(i)	1.19	%(f)(i)
Net investment income	0.70	%(f)	2.26%		0.67%		0.73%		0.83	%(f)	0.54%		4.64	%(f)
Supplemental data
Net assets, end of period (in thousands)	$52,925		$118,262		$124,021		$254,377		$106,075		$74,302		$2
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$21.75		$22.84	$19.52	$15.84
Income from investment operations:
Net investment income	0.13		1.19 (b)	0.24	0.24
Net realized and unrealized gain (loss)	(0.44)		(0.67)	4.40	3.64
Total from investment operations	(0.31)		0.52	4.64	3.88
Less distributions to shareholders:
Net investment income	(0.64)		(0.19)	(0.19)	(0.18)
Net realized gains	(0.63)		(1.42)	(1.13)	(0.02)
Total distributions to shareholders	(1.27)		(1.61)	(1.32)	(0.20)
Net asset value, end of period	$20.17		$21.75	$22.84	$19.52
Total return	(1.65%)		2.44%	24.71%	24.79%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.66%	0.68%	0.72	%(d)
Total net expenses(e)	0.66	%(d)	0.66%	0.68%	0.72	%(d)
Net investment income	1.24	%(d)	5.26%	1.12%	1.60	%(d)
Supplemental data
Net assets, end of period (in thousands)	$204,060		$53,246	$2,514	$79
Portfolio turnover	24%		60%	65%	47%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.96 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$21.42		$22.52		$19.27		$15.78		$12.71		$12.68		$11.83
Income from investment operations:
Net investment income	0.10		0.66	(b)	0.19		0.17		0.15		0.11		0.07
Net realized and unrealized gain (loss)	(0.42)		(0.18)		4.35		3.50		3.34		(0.01)		0.86
Total from investment operations	(0.32)		0.48		4.54		3.67		3.49		0.10		0.93
Less distributions to shareholders:
Net investment income	(0.60)		(0.16)		(0.16)		(0.16)		(0.11)		(0.07)		(0.08)
Net realized gains	(0.63)		(1.42)		(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.23)		(1.58)		(1.29)		(0.18)		(0.42)		(0.07)		(0.08)
Net asset value, end of period	$19.87		$21.42		$22.52		$19.27		$15.78		$12.71		$12.68
Total return	(1.71%)		2.24%		24.45%		23.50%		27.91%		0.72%		7.93%
Ratios to average net assets(c)
Total gross expenses	0.83	%(d)	0.84%		0.86%		0.90%		0.94	%(d)	0.96	%(e)	1.00%
Total net expenses(f)	0.83	%(d)	0.84	%(g)	0.86	%(g)	0.89	%(g)	0.91	%(d)(g)	0.91	%(e)(g)	0.94	%(g)
Net investment income	0.96	%(d)	2.97%		0.93%		0.98%		1.08	%(d)	0.76%		0.54%
Supplemental data
Net assets, end of period (in thousands)	$2,362,520		$2,119,278		$1,831,114		$1,315,874		$819,630		$494,107		$344,081
Portfolio turnover	24%		60%		65%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.50 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets

Semiannual Report 2016
30

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.63% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $12,844,105 and the administrative services fee paid to the Investment Manager was $1,004,339.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of

Semiannual Report 2016
33

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 29, 2016 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,137,068 for Class A, $457 for Class B, $25,744 for Class C and $5,080 for Class T shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.19%	1.18%
Class B	1.94	1.93
Class C	1.94	1.93
Class I	0.81	0.79
Class K	1.11	1.09
Class R	1.44	1.43
Class R4	0.94	0.93
Class R5	0.86	0.84
Class T	1.19	1.18
Class W	1.19	1.18
Class Y	0.81	0.79
Class Z	0.94	0.93

Semiannual Report 2016
34

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $6,093,134,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,040,417,000
Unrealized depreciation	(266,446,000)
Net unrealized appreciation	$773,971,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,399,775,429 and $1,559,414,470, respectively, for the six months ended

February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, two unaffiliated shareholders of record owned 25.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record

Semiannual Report 2016
35

COLUMBIA CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

owned 35.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA CONTRARIAN CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR133_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA EMERGING MARKETS FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA EMERGING MARKETS FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA EMERGING MARKETS FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Emerging Markets Fund (the Fund) Class A shares returned -6.14% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same time period, the Fund outperformed both the MSCI Emerging Markets Index (Net), which returned -8.85%, and the MSCI EAFE Index (Net), a measure of more developed foreign markets, which returned -9.48%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-6.14	-19.83	-3.40	1.26
Including sales charges		-11.58	-24.45	-4.55	0.66
Class B*	02/28/13
Excluding sales charges		-6.52	-20.46	-4.14	0.48
Including sales charges		-11.19	-24.44	-4.49	0.48
Class C*	09/28/07
Excluding sales charges		-6.51	-20.44	-4.15	0.49
Including sales charges		-7.44	-21.24	-4.15	0.49
Class I*	09/27/10	-5.87	-19.42	-2.96	1.59
Class K*	02/28/13	-6.12	-19.69	-3.25	1.39
Class R*	09/27/10	-6.31	-20.06	-3.66	0.98
Class R4*	03/19/13	-6.07	-19.62	-3.17	1.49
Class R5*	11/08/12	-5.98	-19.50	-3.07	1.54
Class W*	09/27/10	-6.15	-19.84	-3.43	1.23
Class Y*	11/08/12	-5.96	-19.52	-3.04	1.56
Class Z	01/02/98	-6.11	-19.65	-3.18	1.48
MSCI Emerging Markets Index (Net)		-8.85	-23.41	-5.41	1.83
MSCI EAFE Index (Net)		-9.48	-15.18	0.56	1.49

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 29, 2016)
Tencent Holdings Ltd. (China)	5.4
Naspers Ltd., Class N (South Africa)	3.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.2
China Mobile Ltd. (China)	2.9
Alibaba Group Holding Ltd., ADR (China)	2.6
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.5
Samsung Electronics Co., Ltd. (South Korea)	2.3
PT Matahari Department Store Tbk (Indonesia)	2.0
AIA Group Ltd. (Hong Kong)	1.9
Cathay Financial Holding Co., Ltd. (Taiwan)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 29, 2016)
Argentina	0.3
Brazil	2.6
China	22.9
Czech Republic	0.5
Hong Kong	3.2
India	13.3
Indonesia	6.8
Malaysia	0.3
Mexico	2.8
Peru	0.5
Philippines	3.7
Russian Federation	3.9
South Africa	5.4
South Korea	11.4
Taiwan	12.4
Thailand	3.6
Turkey	2.8
United Kingdom	0.2
United States(a)	3.4
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Jasmine Weili Huang, CFA, CPA (U.S. and China), CFM

Robert Cameron

Young Kim

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	18.3
Consumer Staples	7.2
Energy	2.7
Financials	22.4
Health Care	3.5
Industrials	8.2
Information Technology	27.1
Materials	3.5
Telecommunication Services	5.6
Utilities	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA EMERGING MARKETS FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	938.60	1,016.26	8.34	8.67	1.73
Class B	1,000.00	1,000.00	934.80	1,012.53	11.93	12.41	2.48
Class C	1,000.00	1,000.00	934.90	1,012.53	11.93	12.41	2.48
Class I	1,000.00	1,000.00	941.30	1,018.60	6.08	6.32	1.26
Class K	1,000.00	1,000.00	938.80	1,017.11	7.52	7.82	1.56
Class R	1,000.00	1,000.00	936.90	1,015.02	9.54	9.92	1.98
Class R4	1,000.00	1,000.00	939.30	1,017.55	7.09	7.37	1.47
Class R5	1,000.00	1,000.00	940.20	1,018.20	6.46	6.72	1.34
Class W	1,000.00	1,000.00	938.50	1,016.26	8.34	8.67	1.73
Class Y	1,000.00	1,000.00	940.40	1,018.55	6.13	6.37	1.27
Class Z	1,000.00	1,000.00	938.90	1,017.55	7.09	7.37	1.47

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
ARGENTINA 0.3%
Globant SA(a)	94,903	2,927,758
BRAZIL 2.6%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,647,700	4,735,206
Cielo SA	501,000	3,891,420
Itaú Unibanco Holding SA, ADR	1,517,460	9,559,998
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	766,800	7,306,040
Total		25,492,664
CHINA 22.7%
58.Com, Inc., ADR(a)	135,227	7,167,031
AAC Technologies Holdings, Inc.	736,500	5,104,597
Alibaba Group Holding Ltd., ADR(a)	365,158	25,126,522
Baidu, Inc., ADR(a)	65,400	11,341,668
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	6,304,000	2,933,534
China Animal Healthcare Ltd.(a)(b)(c)	6,354,000	424,795
China Mobile Ltd.	2,622,500	27,980,758
China Pacific Insurance Group Co., Ltd., Class H	3,011,600	9,750,079
Chongqing Changan Automobile Co., Ltd., Class B	1,880,175	3,310,482
Ctrip.com International Ltd., ADR(a)	215,378	8,813,268
ENN Energy Holdings Ltd.	1,940,000	8,861,204
JD.com, Inc., ADR(a)	543,969	13,985,443
Pax Global Technology Ltd.	4,961,000	5,219,703
Ping An Insurance Group Co. of China Ltd., Class H	5,780,500	24,461,988
Shenzhou International Group Holdings Ltd.	2,214,000	11,334,530
Tencent Holdings Ltd.	2,854,200	52,224,794
Zhuzhou CSR Times Electric Co., Ltd., Class H	928,500	4,538,017
Total		222,578,413
CZECH REPUBLIC 0.5%
Komercni Banka AS	25,303	4,715,802

Common Stocks (continued)

Issuer	Shares	Value ($)
HONG KONG 3.1%
AIA Group Ltd.	3,600,800	18,383,226
Techtronic Industries Co., Ltd.	3,203,500	12,238,791
Total		30,622,017
INDIA 13.2%
Apollo Hospitals Enterprise Ltd.	213,199	4,565,281
Asian Paints Ltd.	701,303	8,672,089
Bharat Petroleum Corp., Ltd.	601,433	6,777,957
Bharti Infratel Ltd.	992,464	5,167,536
Dish TV India Ltd.(a)	8,313,874	8,238,576
Eicher Motors Ltd.	46,721	12,907,599
Havells India Ltd	1,926,659	7,652,012
HCL Technologies Ltd.	672,423	7,978,252
HDFC Bank Ltd., ADR	243,668	12,870,544
IndusInd Bank Ltd.	714,307	8,666,798
InterGlobe Aviation Ltd.(a)	743,321	8,823,712
Natco Pharma Ltd.	435,085	2,640,438
SKS Microfinance Ltd.(a)	608,093	4,296,170
Syngene International Ltd.(a)	708,911	4,097,718
Tata Motors Ltd.(a)	1,264,861	5,534,652
UPL Ltd.	1,629,085	9,091,351
Yes Bank Ltd.	425,733	4,292,964
Zee Entertainment Enterprises Ltd.	1,231,556	6,706,903
Total		128,980,552
INDONESIA 6.7%
PT Astra International Tbk	12,736,800	6,468,872
PT Bank Rakyat Indonesia Persero Tbk	12,746,700	10,544,404
PT Matahari Department Store Tbk	13,683,600	18,916,733
PT Mitra Keluarga Karyasehat Tbk	27,556,400	4,430,093
PT Nippon Indosari Corpindo Tbk	60,910,900	5,600,527
PT Pakuwon Jati Tbk	155,434,500	5,316,320
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,313,242
PT Telekomunikasi Indonesia Persero Tbk	46,209,200	11,198,720
Total		65,788,911
MALAYSIA 0.3%
MyEg Services Bhd	6,410,000	3,310,479

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MEXICO 2.8%
Alfa SAB de CV, Class A	2,455,500	4,442,383
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	428,879	8,388,873
Grupo Aeroportuario del Centro Norte Sab de CV	871,900	4,140,683
Grupo Financiero Banorte SAB de CV, Class O	2,076,600	10,481,504
Total		27,453,443
PERU 0.5%
Credicorp Ltd.	42,948	5,035,224
PHILIPPINES 3.7%
GT Capital Holdings, Inc.	205,045	5,630,590
Metropolitan Bank & Trust Co.	7,374,806	11,720,816
Robinsons Retail Holdings, Inc.	6,833,290	8,795,969
SM Prime Holdings, Inc.	12,743,500	5,542,739
Universal Robina Corp.	967,350	4,025,861
Total		35,715,975
RUSSIAN FEDERATION 3.9%
Magnit PJSC	46,831	6,619,373
Mail.ru Group Ltd., GDR(a)(d)	229,705	4,705,949
Sberbank of Russia PJSC, ADR	1,325,127	8,063,710
X5 Retail Group NV GDR, Registered Shares(a)(d)	703,430	13,118,969
Yandex NV, Class A(a)	423,202	5,467,770
Total		37,975,771
SOUTH AFRICA 5.4%
Aspen Pharmacare Holdings Ltd.	237,140	4,191,039
AVI Ltd.	1,371,905	6,620,902
Clicks Group Ltd.	462,862	2,698,181
Discovery Ltd.	911,719	6,538,663
Naspers Ltd., Class N	274,412	32,446,562
Total		52,495,347
SOUTH KOREA 10.7%
AMOREPACIFIC Corp.	17,842	5,306,501
Cuckoo Electronics Co., Ltd.	50,087	9,514,830
Duk San Neolux Co., Ltd.(a)	125,400	3,402,526
EO Technics Co., Ltd.	38,077	3,858,674
Hana Tour Service, Inc.	45,481	3,536,286

Common Stocks (continued)

Issuer	Shares	Value ($)
I-SENS, Inc.(a)	72,399	2,455,463
Interpark Corp.	158,746	2,711,934
Korea Electric Power Corp.	119,966	5,691,341
LIG Nex1 Co., Ltd.	84,026	7,836,520
Lotte Chemical Corp.	40,360	10,439,936
Medy-Tox, Inc.	11,819	4,243,360
Samchuly Bicycle Co., Ltd.	246,003	4,162,073
Samsung Electronics Co., Ltd.	23,601	22,499,241
Seegene, Inc.(a)	111,920	3,058,272
SK Innovation Co., Ltd.	54,920	6,417,579
SK Telecom Co., Ltd.	50,113	9,447,233
Total		104,581,769
TAIWAN 12.3%
Advanced Semiconductor Engineering, Inc.	5,090,000	5,759,246
Cathay Financial Holding Co., Ltd.	13,749,850	15,312,030
Cub Elecparts, Inc.	779,024	8,684,686
Eclat Textile Co., Ltd.	565,917	7,117,857
eMemory Technology, Inc.	687,000	7,152,755
Gigasolar Materials Corp.	308,200	5,637,976
Hota Industrial Manufacturing Co., Ltd.	1,832,000	7,081,326
Land Mark Optoelectronics Corp.	229,000	3,894,601
Largan Precision Co., Ltd.	162,000	12,248,338
Pegatron Corp.	3,747,000	8,821,635
Taiwan Paiho., Ltd.	2,173,000	5,213,559
Taiwan Semiconductor Manufacturing Co., Ltd.	6,864,048	30,709,331
Voltronic Power Technology Corp.	195,000	2,973,610
Total		120,606,950
THAILAND 3.5%
Kasikornbank PCL, Foreign Registered Shares	1,026,900	4,997,389
Mega Lifesciences PCL, Foreign Registered Shares	7,727,000	3,795,939
Muangthai Leasing PCL	7,968,400	4,578,135
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,076,100	4,176,514
Srisawad Power 1979 PCL	4,326,900	5,515,542
Thai Oil PCL, Foreign Registered Shares	4,294,600	7,639,444
Thai Union Group PCL	7,156,400	3,991,267
Total		34,694,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TURKEY 2.8%
Akbank TAS	3,811,256	9,467,484
Coca-Cola Icecek AS	382,144	4,253,948
Tupras Turkiye Petrol Rafinerileri AS(a)	196,246	5,014,328
Turk Traktor ve Ziraat Makineleri AS	135,722	3,596,286
Ulker Biskuvi Sanayi AS	832,510	5,052,805
Total		27,384,851
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	21,790	1,979,388
UNITED STATES 2.3%
Atento SA(a)	363,731	3,022,604
Cognizant Technology Solutions Corp., Class A(a)	146,511	8,348,197
Luxoft Holding, Inc.(a)	125,501	6,370,431
Universal Display Corp.(a)	102,724	4,908,153
Total		22,649,385
Total Common Stocks (Cost: $912,781,331)		954,988,929

Preferred Stocks 0.6%

Issuer	Shares	Value ($)
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	7,003	5,592,881
Total Preferred Stocks (Cost: $7,229,262)		5,592,881

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(e)(f)	10,718,419	10,718,419
Total Money Market Funds (Cost: $10,718,419)		10,718,419
Total Investments (Cost: $930,729,012)		971,300,229
Other Assets & Liabilities, Net		7,827,853
Net Assets		979,128,082

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $424,795, which represents 0.04% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	07/21/2014 – 11/19/2014	4,620,487

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $424,795, which represents 0.04% of net assets.

(d)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At February 29, 2016, the value of these securities amounted to $17,824,918 or 1.82% of net assets.

(e)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,058,111	242,853,590	(244,193,282)	10,718,419	10,786	10,718,419

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	2,927,758	—	—	2,927,758
Brazil	25,492,664	—	—	25,492,664
China	66,433,932	155,719,686	424,795	222,578,413
Czech Republic	—	4,715,802	—	4,715,802
Hong Kong	—	30,622,017	—	30,622,017
India	12,870,544	116,110,008	—	128,980,552
Indonesia	—	65,788,911	—	65,788,911
Malaysia	—	3,310,479	—	3,310,479
Mexico	27,453,443	—	—	27,453,443
Peru	5,035,224	—	—	5,035,224
Philippines	—	35,715,975	—	35,715,975
Russian Federation	5,467,770	32,508,001	—	37,975,771
South Africa	—	52,495,347	—	52,495,347
South Korea	—	104,581,769	—	104,581,769
Taiwan	—	120,606,950	—	120,606,950
Thailand	—	34,694,230	—	34,694,230
Turkey	—	27,384,851	—	27,384,851
United Kingdom	—	1,979,388	—	1,979,388
United States	22,649,385	—	—	22,649,385
Total Common Stocks	168,330,720	786,233,414	424,795	954,988,929
Preferred Stocks
South Korea	—	5,592,881	—	5,592,881
Money Market Funds	—	10,718,419	—	10,718,419
Total Investments	168,330,720	802,544,714	424,795	971,300,229

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $920,010,593)	$960,581,810
Affiliated issuers (identified cost $10,718,419)	10,718,419
Total investments (identified cost $930,729,012)	971,300,229
Foreign currency (identified cost $111,243)	111,343
Receivable for:
Investments sold	8,513,942
Capital shares sold	853,972
Dividends	2,131,644
Foreign tax reclaims	115,818
Expense reimbursement due from Investment Manager	36,753
Prepaid expenses	5,902
Trustees' deferred compensation plan	46,972
Other assets	31,292
Total assets	983,147,867
Liabilities
Payable for:
Investments purchased	2,213,612
Capital shares purchased	1,130,321
Foreign capital gains taxes deferred	99,486
Investment management fees	91,602
Distribution and/or service fees	6,187
Transfer agent fees	175,760
Plan administration fees	17
Compensation of board members	10,154
Chief compliance officer expenses	138
Other expenses	244,298
Trustees' deferred compensation plan	46,972
Other liabilities	1,238
Total liabilities	4,019,785
Net assets applicable to outstanding capital stock	$979,128,082
Represented by
Paid-in capital	$1,104,885,451
Excess of distributions over net investment income	(3,846,261)
Accumulated net realized loss	(162,306,305)
Unrealized appreciation (depreciation) on:
Investments	40,571,217
Foreign currency translations	(76,534)
Foreign capital gains tax	(99,486)
Total — representing net assets applicable to outstanding capital stock	$979,128,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$212,879,920
Shares outstanding	25,815,086
Net asset value per share	$8.25
Maximum offering price per share(a)	$8.75
Class B
Net assets	$1,585,315
Shares outstanding	200,934
Net asset value per share	$7.89
Class C
Net assets	$17,492,984
Shares outstanding	2,213,826
Net asset value per share	$7.90
Class I
Net assets	$116,006,402
Shares outstanding	13,915,307
Net asset value per share	$8.34
Class K
Net assets	$78,383
Shares outstanding	9,468
Net asset value per share	$8.28
Class R
Net assets	$7,432,071
Shares outstanding	909,271
Net asset value per share	$8.17
Class R4
Net assets	$1,600,155
Shares outstanding	191,451
Net asset value per share	$8.36
Class R5
Net assets	$97,980,129
Shares outstanding	11,751,702
Net asset value per share	$8.34
Class W
Net assets	$47,727
Shares outstanding	5,791
Net asset value per share	$8.24
Class Y
Net assets	$7,266,951
Shares outstanding	868,151
Net asset value per share	$8.37
Class Z
Net assets	$516,758,045
Shares outstanding	62,249,468
Net asset value per share	$8.30

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,849,160
Dividends — affiliated issuers	10,786
Interest	44
Foreign taxes withheld	(663,642)
Total income	5,196,348
Expenses:
Investment management fees	6,022,921
Distribution and/or service fees
Class A	287,664
Class B	10,750
Class C	96,567
Class R	18,740
Class W	67
Transfer agent fees
Class A	260,100
Class B	2,429
Class C	21,826
Class K	23
Class R	8,468
Class R4	1,905
Class R5	11,830
Class W	60
Class Z	706,302
Plan administration fees
Class K	114
Compensation of board members	19,712
Custodian fees	289,477
Printing and postage fees	48,426
Registration fees	72,339
Audit fees	29,598
Legal fees	17,951
Line of credit interest expense	1,357
Chief compliance officer expenses	307
Other	205,384
Total expenses	8,134,317
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(36,753)
Total net expenses	8,097,564
Net investment loss	(2,901,216)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(84,115,530)
Foreign currency translations	(896,804)
Net realized loss	(85,012,334)
Net change in unrealized appreciation (depreciation) on:
Investments	26,107,436
Foreign currency translations	(49,108)
Foreign capital gains tax	(99,486)
Net change in unrealized appreciation	25,958,842
Net realized and unrealized loss	(59,053,492)
Net decrease in net assets from operations	$(61,954,708)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$(2,901,216)	$2,078,799
Net realized loss	(85,012,334)	(71,138,936)
Net change in unrealized appreciation (depreciation)	25,958,842	(235,621,986)
Net decrease in net assets resulting from operations	(61,954,708)	(304,682,123)
Distributions to shareholders
Net investment income
Class A	—	(10,564)
Class I	—	(711,105)
Class K	—	(370)
Class R4	—	(836)
Class R5	—	(15,205)
Class W	—	(4)
Class Y	—	(18,877)
Class Z	—	(2,847,786)
Total distributions to shareholders	—	(3,604,747)
Decrease in net assets from capital stock activity	(143,067,241)	(82,410,927)
Total decrease in net assets	(205,021,949)	(390,697,797)
Net assets at beginning of period	1,184,150,031	1,574,847,828
Net assets at end of period	$979,128,082	$1,184,150,031
Excess of distributions over net investment income	$(3,846,261)	$(945,045)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,737,887	15,184,871	3,874,794	39,633,768
Distributions reinvested	—	—	1,055	10,310
Redemptions	(3,108,767)	(27,072,433)	(5,404,992)	(54,656,539)
Net decrease	(1,370,880)	(11,887,562)	(1,529,143)	(15,012,461)
Class B shares
Subscriptions	1,211	10,167	7,828	77,258
Redemptions(a)	(108,307)	(893,342)	(269,797)	(2,655,593)
Net decrease	(107,096)	(883,175)	(261,969)	(2,578,335)
Class C shares
Subscriptions	228,553	1,950,148	539,018	5,292,880
Redemptions	(435,395)	(3,611,074)	(676,372)	(6,633,044)
Net decrease	(206,842)	(1,660,926)	(137,354)	(1,340,164)
Class I shares
Subscriptions	1,927,303	17,829,429	2,050,692	20,687,009
Distributions reinvested	—	—	72,413	711,091
Redemptions	(2,612,809)	(23,589,289)	(1,198,281)	(12,438,393)
Net increase (decrease)	(685,506)	(5,759,860)	924,824	8,959,707
Class K shares
Subscriptions	—	—	10	101
Distributions reinvested	—	—	37	365
Redemptions	(1,376)	(11,378)	(8,008)	(82,348)
Net decrease	(1,376)	(11,378)	(7,961)	(81,882)
Class R shares
Subscriptions	286,939	2,471,013	296,050	2,998,912
Redemptions	(179,865)	(1,552,736)	(250,445)	(2,529,410)
Net increase	107,074	918,277	45,605	469,502
Class R4 shares
Subscriptions	27,462	238,469	205,002	2,201,092
Distributions reinvested	—	—	84	829
Redemptions	(41,405)	(379,784)	(26,824)	(271,603)
Net increase (decrease)	(13,943)	(141,315)	178,262	1,930,318
Class R5 shares
Subscriptions	10,307,054	91,736,163	1,876,656	19,546,076
Distributions reinvested	—	—	1,547	15,205
Redemptions	(535,271)	(4,586,352)	(177,693)	(1,777,242)
Net increase	9,771,783	87,149,811	1,700,510	17,784,039

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Distributions reinvested	—	—	—	4
Redemptions	(754)	(6,636)	(5,654)	(54,765)
Net decrease	(754)	(6,636)	(5,654)	(54,761)
Class Y shares
Subscriptions	600,782	5,340,699	318,963	3,269,168
Distributions reinvested	—	—	1,913	18,865
Redemptions	(333,769)	(2,956,486)	(93,927)	(940,649)
Net increase	267,013	2,384,213	226,949	2,347,384
Class Z shares
Subscriptions	9,468,378	81,775,661	43,726,071	446,533,740
Distributions reinvested	—	—	22,101	216,800
Redemptions	(33,319,986)	(294,944,351)	(53,999,466)	(541,584,814)
Net decrease	(23,851,608)	(213,168,690)	(10,251,294)	(94,834,274)
Total net decrease	(16,092,135)	(143,067,241)	(9,117,225)	(82,410,927)

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.79		$10.94		$9.13		$9.08		$10.01		$11.48		$11.27
Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)		(0.01)		0.14		0.05		0.05		0.01
Net realized and unrealized gain (loss)	(0.51)		(2.14)		1.84		(0.05)		(0.55)		(0.95)		1.75
Total from investment operations	(0.54)		(2.15)		1.83		0.09		(0.50)		(0.90)		1.76
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	(0.02)		(0.04)		—		—		(0.09)
Net realized gains	—		—		—		—		(0.43)		(0.57)		(1.46)
Total distributions to shareholders	—		(0.00	)(b)	(0.02)		(0.04)		(0.43)		(0.57)		(1.55)
Redemption fees:
Net asset value, end of period	$8.25		$8.79		$10.94		$9.13		$9.08		$10.01		$11.48
Total return	(6.14%)		(19.65%)		20.01%		0.98%		(4.80%)		(8.06%)		16.74%
Ratios to average net assets(c)
Total gross expenses	1.74	%(d)(e)	1.62	%(e)	1.67	%(e)	1.76%		2.08	%(d)	2.08	%(e)	1.96	%(e)
Total net expenses(f)	1.73	%(d)(e)	1.62	%(e)(g)	1.67	%(e)(g)	1.75	%(g)	1.92	%(d)(g)	1.87	%(e)(g)	1.65	%(e)(g)
Net investment income (loss)	(0.76	%)(d)	(0.07%)		(0.07%)		1.42%		1.41	%(d)	0.54%		0.07%
Supplemental data
Net assets, end of period (in thousands)	$212,880		$238,932		$314,231		$300,601		$11,177		$12,260		$12,388
Portfolio turnover	36%		76%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.44		$10.59		$8.89		$10.17
Income from investment operations:
Net investment income (loss)	(0.06)		(0.10)		(0.09)		0.04
Net realized and unrealized gain (loss)	(0.49)		(2.05)		1.79		(1.32)
Total from investment operations	(0.55)		(2.15)		1.70		(1.28)
Net asset value, end of period	$7.89		$8.44		$10.59		$8.89
Total return	(6.52%)		(20.30%)		19.12%		(12.59%)
Ratios to average net assets(b)
Total gross expenses	2.48	%(c)(d)	2.37	%(d)	2.42	%(d)	2.49	%(c)
Total net expenses(e)	2.48	%(c)(d)	2.37	%(d)(f)	2.42	%(d)(f)	2.49	%(c)(f)
Net investment income (loss)	(1.52	%)(c)	(0.96%)		(0.89%)		0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,585		$2,600		$6,035		$8,713
Portfolio turnover	36%		76%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.45		$10.60		$8.90		$8.89		$9.84		$11.39		$11.21
Income from investment operations:
Net investment income (loss)	(0.06)		(0.08)		(0.08)		0.05		0.02		(0.03)		(0.07)
Net realized and unrealized gain (loss)	(0.49)		(2.07)		1.78		(0.03)		(0.54)		(0.95)		1.73
Total from investment operations	(0.55)		(2.15)		1.70		0.02		(0.52)		(0.98)		1.66
Less distributions to shareholders:
Net investment income	—		—		—		(0.01)		—		—		(0.02)
Net realized gains	—		—		—		—		(0.43)		(0.57)		(1.46)
Total distributions to shareholders	—		—		—		(0.01)		(0.43)		(0.57)		(1.48)
Redemption fees:
Net asset value, end of period	$7.90		$8.45		$10.60		$8.90		$8.89		$9.84		$11.39
Total return	(6.51%)		(20.28%)		19.10%		0.26%		(5.09%)		(8.86%)		15.92%
Ratios to average net assets(b)
Total gross expenses	2.49	%(c)(d)	2.37	%(d)	2.42	%(d)	2.53%		2.83	%(c)	2.83	%(d)	2.71	%(d)
Total net expenses(e)	2.48	%(c)(d)	2.37	%(d)(f)	2.42	%(d)(f)	2.50	%(f)	2.67	%(c)(f)	2.62	%(d)(f)	2.40	%(d)(f)
Net investment income (loss)	(1.51	%)(c)	(0.83%)		(0.81%)		0.49%		0.65	%(c)	(0.27%)		(0.62%)
Supplemental data
Net assets, end of period (in thousands)	$17,493		$20,462		$27,126		$23,756		$2,820		$2,879		$2,100
Portfolio turnover	36%		76%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,							Year Ended March 31,
Class I	(Unaudited)		2015		2014		2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.86		$11.04		$9.21		$9.13	$10.04		$11.48		$11.71
Income from investment operations:
Net investment income (loss)	(0.01)		0.04		0.03		0.08	0.07		0.06		(0.01)
Net realized and unrealized gain (loss)	(0.51)		(2.17)		1.86		0.06 (c)	(0.55)		(0.93)		0.88
Total from investment operations	(0.52)		(2.13)		1.89		0.14	(0.48)		(0.87)		0.87
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.06)		(0.06)	—		—		(0.10)
Net realized gains	—		—		—		—	(0.43)		(0.57)		(1.00)
Total distributions to shareholders	—		(0.05)		(0.06)		(0.06)	(0.43)		(0.57)		(1.10)
Net asset value, end of period	$8.34		$8.86		$11.04		$9.21	$9.13		$10.04		$11.48
Total return	(5.87%)		(19.33%)		20.60%		1.47%	(4.58%)		(7.79%)		7.75%
Ratios to average net assets(d)
Total gross expenses	1.26	%(e)(f)	1.15	%(f)	1.18	%(f)	1.37%	1.53	%(e)	1.56	%(f)	1.59	%(e)(f)
Total net expenses(g)	1.26	%(e)(f)	1.15	%(f)	1.18	%(f)	1.29%	1.48	%(e)	1.51	%(f)	1.33	%(e)(f)
Net investment income (loss)	(0.31	%)(e)	0.42%		0.34%		0.75%	1.86	%(e)	0.65%		(0.09	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$116,006		$129,430		$151,003		$184,937	$239,618		$214,524		$104,595
Portfolio turnover	36%		76%		80%		81%	35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class K	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.82		$10.98		$9.17		$10.44
Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)		(0.00	)(b)	0.11
Net realized and unrealized gain (loss)	(0.51)		(2.13)		1.85		(1.38)
Total from investment operations	(0.54)		(2.14)		1.85		(1.27)
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.04)		—
Total distributions to shareholders	—		(0.02)		(0.04)		—
Net asset value, end of period	$8.28		$8.82		$10.98		$9.17
Total return	(6.12%)		(19.50%)		20.21%		(12.16%)
Ratios to average net assets(c)
Total gross expenses	1.56	%(d)(e)	1.44	%(e)	1.47	%(e)	1.51	%(d)
Total net expenses(f)	1.56	%(d)(e)	1.44	%(e)	1.47	%(e)	1.51	%(d)
Net investment income (loss)	(0.59	%)(d)	(0.06%)		(0.04%)		2.21	%(d)
Supplemental data
Net assets, end of period (in thousands)	$78		$96		$206		$506
Portfolio turnover	36%		76%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.72		$10.89		$9.09		$9.06		$9.99		$11.49		$11.70
Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)		(0.03)		0.11		0.04		(0.06)		(0.06)
Net realized and unrealized gain (loss)	(0.51)		(2.14)		1.83		(0.05)		(0.54)		(0.87)		0.91
Total from investment operations	(0.55)		(2.17)		1.80		0.06		(0.50)		(0.93)		0.85
Less distributions to shareholders:
Net investment income	—		—		—		(0.03)		—		—		(0.06)
Net realized gains	—		—		—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	—		—		—		(0.03)		(0.43)		(0.57)		(1.06)
Net asset value, end of period	$8.17		$8.72		$10.89		$9.09		$9.06		$9.99		$11.49
Total return	(6.31%)		(19.93%)		19.80%		0.67%		(4.81%)		(8.32%)		7.50%
Ratios to average net assets(c)
Total gross expenses	1.99	%(d)(e)	1.87	%(e)	1.91	%(e)	2.02%		2.33	%(d)	2.37	%(e)	2.21	%(d)(e)
Total net expenses(f)	1.98	%(d)(e)	1.87	%(e)(g)	1.91	%(e)(g)	2.00	%(g)	2.17	%(d)(g)	2.20	%(e)(g)	1.91	%(d)(e)(g)
Net investment income (loss)	(1.01	%)(d)	(0.30%)		(0.26%)		1.09%		1.15	%(d)	(0.58%)		(0.97	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$7,432		$6,997		$8,237		$5,863		$491		$514		$2
Portfolio turnover	36%		76%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.90		$11.08		$9.24		$10.42
Income from investment operations:
Net investment income (loss)	(0.02)		0.09		0.04		0.06
Net realized and unrealized gain (loss)	(0.52)		(2.24)		1.84		(1.24)
Total from investment operations	(0.54)		(2.15)		1.88		(1.18)
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.04)		—
Total distributions to shareholders	—		(0.03)		(0.04)		—
Net asset value, end of period	$8.36		$8.90		$11.08		$9.24
Total return	(6.07%)		(19.45%)		20.36%		(11.32%)
Ratios to average net assets(b)
Total gross expenses	1.48	%(c)(d)	1.39	%(d)	1.41	%(d)	1.54	%(c)
Total net expenses(e)	1.47	%(c)(d)	1.39	%(d)(f)	1.41	%(d)(f)	1.53	%(c)(f)
Net investment income (loss)	(0.49	%)(c)	0.91%		0.35%		1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,600		$1,827		$301		$37
Portfolio turnover	36%		76%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.87		$11.05		$9.22		$9.72
Income from investment operations:
Net investment income	(0.00	)(b)	0.11		0.05		0.13
Net realized and unrealized gain (loss)	(0.53)		(2.24)		1.84		(0.57)
Total from investment operations	(0.53)		(2.13)		1.89		(0.44)
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.06)		(0.06)
Total distributions to shareholders	—		(0.05)		(0.06)		(0.06)
Net asset value, end of period	$8.34		$8.87		$11.05		$9.22
Total return	(5.98%)		(19.35%)		20.58%		(4.60%)
Ratios to average net assets(c)
Total gross expenses	1.34	%(d)(e)	1.21	%(e)	1.22	%(e)	1.32	%(d)
Total net expenses(f)	1.34	%(d)(e)	1.21	%(e)	1.22	%(e)	1.29	%(d)
Net investment income (loss)	(0.08	%)(d)	1.08%		0.46%		1.65	%(d)
Supplemental data
Net assets, end of period (in thousands)	$97,980		$17,559		$3,087		$1,381
Portfolio turnover	36%		76%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.78		$10.94		$9.13		$9.07		$10.00		$11.48		$11.70
Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)		(0.07)		0.02		0.05		0.07		(0.02)
Net realized and unrealized gain (loss)	(0.51)		(2.14)		1.89		0.08	(c)	(0.55)		(0.98)		0.88
Total from investment operations	(0.54)		(2.16)		1.82		0.10		(0.50)		(0.91)		0.86
Less distributions to shareholders:
Net investment income	—		(0.00	)(d)	(0.01)		(0.04)		—		—		(0.08)
Net realized gains	—		—		—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	—		(0.00	)(d)	(0.01)		(0.04)		(0.43)		(0.57)		(1.08)
Net asset value, end of period	$8.24		$8.78		$10.94		$9.13		$9.07		$10.00		$11.48
Total return	(6.15%)		(19.74%)		19.98%		1.09%		(4.81%)		(8.15%)		7.61%
Ratios to average net assets(e)
Total gross expenses	1.73	%(f)(g)	1.62	%(g)	1.67	%(g)	1.91%		2.09	%(f)	2.09	%(g)	1.95	%(f)(g)
Total net expenses(h)	1.73	%(f)(g)	1.62	%(g)(i)	1.67	%(g)(i)	1.77	%(i)	1.92	%(f)(i)	1.85	%(g)(i)	1.65	%(f)(g)(i)
Net investment income (loss)	(0.76	%)(f)	(0.15%)		(0.68%)		0.25%		1.41	%(f)	0.73%		(0.41	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$48		$57		$133		$31,426		$31,470		$30,863		$50,623
Portfolio turnover	36%		76%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.90		$11.09		$9.24		$9.74
Income from investment operations:
Net investment income (loss)	(0.01)		0.05		0.06		0.09
Net realized and unrealized gain (loss)	(0.52)		(2.19)		1.85		(0.53)
Total from investment operations	(0.53)		(2.14)		1.91		(0.44)
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.06)		(0.06)
Total distributions to shareholders	—		(0.05)		(0.06)		(0.06)
Net asset value, end of period	$8.37		$8.90		$11.09		$9.24
Total return	(5.96%)		(19.34%)		20.73%		(4.57%)
Ratios to average net assets(b)
Total gross expenses	1.27	%(c)(d)	1.15	%(d)	1.19	%(d)	1.31	%(c)
Total net expenses(e)	1.27	%(c)(d)	1.15	%(d)	1.19	%(d)	1.31	%(c)
Net investment income (loss)	(0.29	%)(c)	0.46%		0.56%		1.16	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,267		$5,351		$4,148		$465
Portfolio turnover	36%		76%		80%		81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$8.84		$11.00		$9.18		$9.11		$10.03		$11.49		$11.26
Income from investment operations:
Net investment income (loss)	(0.02)		0.02		0.03		0.09		0.06		0.09		0.06
Net realized and unrealized gain (loss)	(0.52)		(2.15)		1.83		0.03	(b)	(0.55)		(0.98)		1.74
Total from investment operations	(0.54)		(2.13)		1.86		0.12		(0.49)		(0.89)		1.80
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.04)		(0.05)		—		—		(0.11)
Net realized gains	—		—		—		—		(0.43)		(0.57)		(1.46)
Total distributions to shareholders	—		(0.03)		(0.04)		(0.05)		(0.43)		(0.57)		(1.57)
Redemption fees:
Net asset value, end of period	$8.30		$8.84		$11.00		$9.18		$9.11		$10.03		$11.49
Total return	(6.11%)		(19.41%)		20.28%		1.29%		(4.69%)		(7.96%)		17.16%
Ratios to average net assets(c)
Total gross expenses	1.48	%(d)(e)	1.37	%(e)	1.41	%(e)	1.60%		1.83	%(d)	1.83	%(e)	1.71	%(e)
Total net expenses(f)	1.47	%(d)(e)	1.37	%(e)(g)	1.41	%(e)(g)	1.52	%(g)	1.67	%(d)(g)	1.61	%(e)(g)	1.40	%(e)(g)
Net investment income (loss)	(0.51	%)(d)	0.18%		0.25%		0.94%		1.65	%(d)	0.87%		0.52%
Supplemental data
Net assets, end of period (in thousands)	$516,758		$760,839		$1,060,340		$646,228		$174,554		$206,451		$326,675
Portfolio turnover	36%		76%		80%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

Semiannual Report 2016
29

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of

Semiannual Report 2016
30

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2016
31

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.18% to 0.72% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 1.13% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $3,910,352, and the administrative services fee paid to the Investment Manager was $292,437.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.23
Class R5	0.05
Class W	0.23
Class Z	0.23

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

Semiannual Report 2016
32

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The lease and the Guaranty expire in January 2019. At February 29, 2016, the Fund's total potential future obligation over the life of the Guaranty is $43,441. The liability remaining at February 29, 2016 for non-recurring charges associated with the lease amounted to $25,112 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the

Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $79,955 for Class A, $87 for Class B and $549 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.75%	1.74%
Class B	2.50	2.49
Class C	2.50	2.49
Class I	1.32	1.33
Class K	1.62	1.63
Class R	2.00	1.99
Class R4	1.50	1.49
Class R5	1.37	1.38
Class W	1.75	1.74
Class Y	1.32	1.33
Class Z	1.50	1.49

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with

Semiannual Report 2016
33

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $930,729,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$109,613,000
Unrealized depreciation	(69,042,000)
Net unrealized appreciation	$40,571,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $892,367 and post-October capital losses of $75,548,287 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $388,947,478 and $551,769,538, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended February 29, 2016, the average daily loan balance outstanding on days when borrowing existed was $3,780,000 at a weighted average interest rate of 1.34%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, one unaffiliated shareholder of record owned 44.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no

Semiannual Report 2016
34

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

Semiannual Report 2016
35

COLUMBIA EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA EMERGING MARKETS FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR142_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	28
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Dividend Opportunity Fund (the Fund) Class A shares returned -4.52% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same time period, the Fund underperformed the MSCI ACWI High Dividend Yield Index (Net), which returned -2.25%, and outperformed the MSCI ACWI (Net), which returned -5.54%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-4.52	-13.30	1.56	3.00
Including sales charges		-10.00	-18.28	0.36	2.39
Class B	11/01/02
Excluding sales charges		-4.89	-14.00	0.79	2.23
Including sales charges		-9.61	-18.21	0.50	2.23
Class C	10/13/03
Excluding sales charges		-4.82	-13.93	0.81	2.23
Including sales charges		-5.77	-14.77	0.81	2.23
Class I*	09/27/10	-4.33	-12.90	2.00	3.36
Class R*	09/27/10	-4.59	-13.49	1.32	2.74
Class R4*	03/19/13	-4.41	-13.08	1.82	3.26
Class R5*	01/08/14	-4.35	-12.95	1.89	3.29
Class W*	09/27/10	-4.46	-13.23	1.61	3.07
Class Y*	07/15/09	-4.26	-12.87	2.02	3.39
Class Z	11/09/00	-4.38	-13.09	1.82	3.26
MSCI ACWI High Dividend Yield Index (Net)		-2.25	-10.76	3.51	3.61
MSCI ACWI (Net)		-5.54	-12.32	3.71	3.55

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI ACWI High Dividend Yield Index (Net) includes large and mid-cap stocks across 23 developed markets countries and 23 emerging markets countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.

The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Stephen Thornber*

Jonathan Crown*

*Effective January 18, 2016, Messrs. Thornber and Crown replaced Paul Stocking, Dean Ramos and Steven Schroll as Portfolio Managers of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Reynolds American, Inc. (United States)	3.1
Philip Morris International, Inc. (United States)	2.6
Cisco Systems, Inc. (United States)	2.5
Pfizer, Inc. (United States)	2.4
Unilever NV-CVA (Netherlands)	2.3
Coca-Cola Co. (The) (United States)	2.2
Six Flags Entertainment Corp. (United States)	2.1
JPMorgan Chase & Co. (United States)	2.0
General Electric Co. (United States)	1.9
Royal Dutch Shell PLC, Class A (United Kingdom)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 29, 2016)
Australia	6.1
Brazil	1.1
Cambodia	0.5
Canada	3.4
Finland	0.9
France	0.8
Germany	5.2
Hong Kong	1.1
Japan	3.8
Mexico	2.5
Netherlands	3.3
Norway	0.8
South Korea	0.7
Spain	1.0
Switzerland	5.2
Taiwan	2.2
United Kingdom	13.3
United States(a)	48.1
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2016
4

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	15.9
Consumer Staples	14.0
Energy	5.5
Financials	22.1
Health Care	9.4
Industrials	9.5
Information Technology	8.2
Materials	8.4
Telecommunication Services	4.3
Utilities	2.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
5

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	954.80	1,018.40	6.32	6.52	1.30
Class B	1,000.00	1,000.00	951.10	1,014.67	9.94	10.27	2.05
Class C	1,000.00	1,000.00	951.80	1,014.67	9.95	10.27	2.05
Class I	1,000.00	1,000.00	956.70	1,020.74	4.04	4.17	0.83
Class R	1,000.00	1,000.00	954.10	1,017.16	7.53	7.77	1.55
Class R4	1,000.00	1,000.00	955.90	1,019.64	5.11	5.27	1.05
Class R5	1,000.00	1,000.00	956.50	1,020.49	4.28	4.42	0.88
Class W	1,000.00	1,000.00	955.40	1,018.40	6.32	6.52	1.30
Class Y	1,000.00	1,000.00	957.40	1,020.74	4.04	4.17	0.83
Class Z	1,000.00	1,000.00	956.20	1,019.64	5.11	5.27	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
6

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.3%

Issuer	Shares	Value ($)
AUSTRALIA 6.1%
Amcor Ltd.	829,622	8,272,271
AMP Ltd.	1,471,237	5,568,742
DuluxGroup Ltd.	1,153,007	5,357,218
Goodman Group	1,725,950	7,963,395
Sydney Airport	2,264,152	10,400,208
Total		37,561,834
BRAZIL 1.0%
Ambev SA	955,800	4,167,812
Kroton Educacional SA	916,200	2,288,475
Total		6,456,287
CAMBODIA 0.5%
NagaCorp Ltd.	5,820,000	3,198,321
CANADA 3.4%
Agrium, Inc.	50,171	4,311,194
Aimia, Inc.	850,486	5,292,751
DH Corp.	149,276	4,119,709
National Bank of Canada	262,173	7,142,422
Total		20,866,076
FINLAND 0.9%
Sampo OYJ, Class A	126,847	5,705,978
FRANCE 0.8%
VINCI SA	67,641	4,672,052
GERMANY 5.2%
BASF SE	100,957	6,545,851
Daimler AG, Registered Shares	126,761	8,624,464
ProSiebenSat.1 Media AG	173,189	8,852,207
TUI AG	538,229	7,994,905
Total		32,017,427
HONG KONG 1.0%
HKT Trust & HKT Ltd.	4,654,000	6,438,251
JAPAN 3.8%
Aozora Bank Ltd.	1,851,000	6,030,620
Canon, Inc.	212,700	5,994,854
Industrial & Infrastructure Fund Investment Corp.	1,145	5,378,154
Japan Retail Fund Investment Corp.	2,608	5,944,995
Total		23,348,623

Common Stocks (continued)

Issuer	Shares	Value ($)
MEXICO 2.5%
Kimberly-Clark de Mexico SAB de CV	3,980,800	8,738,877
Wal-Mart de Mexico SAB de CV, Class V	2,797,000	6,585,986
Total		15,324,863
NETHERLANDS 3.3%
LyondellBasell Industries NV, Class A	79,596	6,384,395
Unilever NV-CVA	324,837	14,009,515
Total		20,393,910
NORWAY 0.8%
Telenor ASA	339,069	5,061,931
SOUTH KOREA 0.7%
SK Telecom Co., Ltd.	23,501	4,430,376
SPAIN 1.0%
Ferrovial SA	331,508	6,386,798
SWITZERLAND 5.2%
Givaudan SA	5,795	10,821,121
Novartis AG, ADR	151,005	10,737,966
UBS AG	697,665	10,658,222
Total		32,217,309
TAIWAN 2.2%
Pegatron Corp.	3,048,000	7,175,966
Taiwan Semiconductor Manufacturing Co., Ltd.	1,439,000	6,437,998
Total		13,613,964
UNITED KINGDOM 13.2%
AstraZeneca PLC	188,950	10,743,073
BAE Systems PLC	1,622,376	11,501,595
BT Group PLC	1,478,694	9,957,765
GlaxoSmithKline PLC	332,803	6,449,744
HSBC Holdings PLC, ADR	204,968	6,511,833
Imperial Brands PLC	84,977	4,386,159
Intermediate Capital Group PLC	671,454	5,373,565
Legal & General Group PLC	1,680,233	5,284,876
National Grid PLC	497,949	6,650,509
Rio Tinto PLC	120,936	3,180,962
Royal Dutch Shell PLC, Class A	513,350	11,694,243
Total		81,734,324

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED STATES 43.7%
AbbVie, Inc.	106,185	5,798,763
AES Corp. (The)	691,776	6,779,405
Ares Capital Corp.	361,969	4,944,496
California Resources Corp.	12,545	7,051
Cisco Systems, Inc.	591,393	15,482,669
CME Group, Inc.	92,103	8,421,898
Coca-Cola Co. (The)	305,049	13,156,763
Crown Castle International Corp.	125,717	10,874,520
Dow Chemical Co. (The)	131,183	6,376,806
General Electric Co.	406,262	11,838,475
General Motors Co.	322,076	9,481,917
JPMorgan Chase & Co.	214,092	12,053,380
L Brands, Inc.	104,454	8,856,655
Las Vegas Sands Corp.	143,338	6,920,359
Leggett & Platt, Inc.	108,088	4,827,210
McDonald's Corp.	76,393	8,952,496
Merck & Co., Inc.	177,998	8,937,280
Occidental Petroleum Corp.	133,452	9,184,167
Outfront Media, Inc.	321,929	6,583,448
Pattern Energy Group, Inc.	168,505	2,861,215
Paychex, Inc.	209,120	10,746,677
Pfizer, Inc.	495,138	14,690,744
Philip Morris International, Inc.	174,654	15,898,754
Regal Entertainment Group, Class A	438,738	8,638,751
Reynolds American, Inc.	368,212	18,568,931
RR Donnelley & Sons Co.	336,597	5,109,542
Six Flags Entertainment Corp.	246,571	12,540,601
Starwood Property Trust, Inc.	465,459	8,164,151
T. Rowe Price Group, Inc.	88,175	6,093,774
United Parcel Service, Inc., Class B	80,880	7,808,964
Total		270,599,862
Total Common Stocks (Cost: $583,391,515)		590,028,186

Limited Partnerships 3.0%

Issuer	Shares	Value ($)
UNITED STATES 3.0%
Blackstone Group LP (The)	220,908	5,736,981
Enterprise Products Partners LP	385,913	9,018,787
Plains All American Pipeline LP	177,646	3,805,177
Total		18,560,945
Total Limited Partnerships (Cost: $17,453,668)		18,560,945

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(a)(b)	6,787,131	6,787,131
Total Money Market Funds (Cost: $6,787,131)		6,787,131
Total Investments (Cost: $607,632,314)		615,376,262
Other Assets & Liabilities, Net		3,650,902
Net Assets		619,027,164

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at February 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,360,107	126,523,857	(138,096,833)	6,787,131	16,032	6,787,131

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	37,561,834	—	37,561,834
Brazil	6,456,287	—	—	6,456,287
Cambodia	—	3,198,321	—	3,198,321
Canada	20,866,076	—	—	20,866,076
Finland	—	5,705,978	—	5,705,978
France	—	4,672,052	—	4,672,052
Germany	—	32,017,427	—	32,017,427
Hong Kong	—	6,438,251	—	6,438,251
Japan	—	23,348,623	—	23,348,623
Mexico	15,324,863	—	—	15,324,863
Netherlands	6,384,395	14,009,515	—	20,393,910
Norway	—	5,061,931	—	5,061,931
South Korea	—	4,430,376	—	4,430,376
Spain	—	6,386,798	—	6,386,798
Switzerland	10,737,966	21,479,343	—	32,217,309
Taiwan	—	13,613,964	—	13,613,964
United Kingdom	6,511,833	75,222,491	—	81,734,324
United States	270,599,862	—	—	270,599,862
Total Common Stocks	336,881,282	253,146,904	—	590,028,186
Limited Partnerships
United States	18,560,945	—	—	18,560,945
Money Market Funds	—	6,787,131	—	6,787,131
Total Investments	355,442,227	259,934,035	—	615,376,262

See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $600,845,183)	$608,589,131
Affiliated issuers (identified cost $6,787,131)	6,787,131
Total investments (identified cost $607,632,314)	615,376,262
Receivable for:
Capital shares sold	103,206
Dividends	2,754,327
Foreign tax reclaims	1,196,015
Expense reimbursement due from Investment Manager	7,491
Prepaid expenses	3,036
Trustees' deferred compensation plan	139,070
Other assets	8,823
Total assets	619,588,230
Liabilities
Payable for:
Capital shares purchased	250,131
Investment management fees	38,771
Distribution and/or service fees	3,149
Transfer agent fees	51,552
Compensation of board members	869
Chief compliance officer expenses	69
Printing and postage fees	45,047
Other expenses	32,408
Trustees' deferred compensation plan	139,070
Total liabilities	561,066
Net assets applicable to outstanding capital stock	$619,027,164
Represented by
Paid-in capital	$682,937,712
Undistributed net investment income	2,727,046
Accumulated net realized loss	(74,264,942)
Unrealized appreciation (depreciation) on:
Investments	7,743,948
Foreign currency translations	(116,600)
Total — representing net assets applicable to outstanding capital stock	$619,027,164

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$106,437,587
Shares outstanding	6,815,398
Net asset value per share	$15.62
Maximum offering price per share(a)	$16.57
Class B
Net assets	$659,715
Shares outstanding	44,989
Net asset value per share	$14.66
Class C
Net assets	$10,609,863
Shares outstanding	722,767
Net asset value per share	$14.68
Class I
Net assets	$85,809,623
Shares outstanding	5,488,370
Net asset value per share	$15.63
Class R
Net assets	$685,309
Shares outstanding	43,938
Net asset value per share	$15.60
Class R4
Net assets	$810,575
Shares outstanding	51,503
Net asset value per share	$15.74
Class R5
Net assets	$165,824
Shares outstanding	10,606
Net asset value per share	$15.63
Class W
Net assets	$1,855
Shares outstanding	119
Net asset value per share(b)	$15.62
Class Y
Net assets	$759,213
Shares outstanding	48,485
Net asset value per share	$15.66
Class Z
Net assets	$413,087,600
Shares outstanding	26,365,109
Net asset value per share	$15.67

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,083,639
Dividends — affiliated issuers	16,032
Foreign taxes withheld	(841,943)
Total income	12,257,728
Expenses:
Investment management fees	2,582,032
Distribution and/or service fees
Class A	140,952
Class B	3,972
Class C	58,230
Class R	1,776
Class W	2
Transfer agent fees
Class A	212,047
Class B	1,492
Class C	21,894
Class R	1,336
Class R4	1,561
Class R5	45
Class W	2
Class Z	825,195
Compensation of board members	15,218
Custodian fees	27,858
Printing and postage fees	73,121
Registration fees	64,431
Audit fees	27,477
Legal fees	12,395
Chief compliance officer expenses	180
Other	20,394
Total expenses	4,091,610
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(441,012)
Total net expenses	3,650,598
Net investment income	8,607,130
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(63,532,693)
Foreign currency translations	(54,326)
Net realized loss	(63,587,019)
Net change in unrealized appreciation (depreciation) on:
Investments	24,304,297
Foreign currency translations	(42,188)
Net change in unrealized appreciation	24,262,109
Net realized and unrealized loss	(39,324,910)
Net decrease in net assets from operations	$(30,717,780)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$8,607,130	$27,782,320
Net realized gain (loss)	(63,587,019)	1,901,795
Net change in unrealized appreciation (depreciation)	24,262,109	(126,520,607)
Net decrease in net assets resulting from operations	(30,717,780)	(96,836,492)
Distributions to shareholders
Net investment income
Class A	(1,391,041)	(4,970,271)
Class B	(7,128)	(46,350)
Class C	(103,683)	(439,323)
Class I	(1,798,229)	(6,139,751)
Class R	(7,721)	(28,417)
Class R4	(10,809)	(15,946)
Class R5	(2,580)	(2,668)
Class W	(25)	(84)
Class Y	(16,323)	(11,182)
Class Z	(5,963,880)	(20,648,708)
Net realized gains
Class A	—	(14,020,410)
Class B	—	(177,028)
Class C	—	(1,575,567)
Class I	—	(16,210,226)
Class R	—	(75,626)
Class R4	—	(7,552)
Class R5	—	(3,124)
Class W	—	(240)
Class Y	—	(246)
Class Z	—	(54,231,843)
Total distributions to shareholders	(9,301,419)	(118,604,562)
Decrease in net assets from capital stock activity	(57,381,367)	(1,875,084)
Total decrease in net assets	(97,400,566)	(217,316,138)
Net assets at beginning of period	716,427,730	933,743,868
Net assets at end of period	$619,027,164	$716,427,730
Undistributed net investment income	$2,727,046	$3,421,335

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	259,728	4,173,540	464,348	8,635,490
Distributions reinvested	78,378	1,265,328	968,224	17,213,076
Redemptions	(666,078)	(10,799,828)	(1,347,088)	(24,990,323)
Net increase (decrease)	(327,972)	(5,360,960)	85,484	858,243
Class B shares
Subscriptions	904	13,961	3,097	54,554
Distributions reinvested	385	5,840	11,316	188,932
Redemptions(a)	(14,196)	(213,514)	(59,941)	(1,058,850)
Net decrease	(12,907)	(193,713)	(45,528)	(815,364)
Class C shares
Subscriptions	38,545	601,663	140,737	2,450,212
Distributions reinvested	5,929	90,147	100,662	1,681,724
Redemptions	(121,022)	(1,851,064)	(229,437)	(4,000,425)
Net increase (decrease)	(76,548)	(1,159,254)	11,962	131,511
Class I shares
Subscriptions	279,513	4,736,137	1,229,832	22,339,321
Distributions reinvested	111,389	1,798,199	1,255,258	22,349,630
Redemptions	(2,405,882)	(37,716,378)	(2,760,638)	(49,916,676)
Net decrease	(2,014,980)	(31,182,042)	(275,548)	(5,227,725)
Class R shares
Subscriptions	6,070	99,532	6,735	124,365
Distributions reinvested	478	7,721	5,833	104,043
Redemptions	(3,207)	(50,949)	(31,234)	(607,989)
Net increase (decrease)	3,341	56,304	(18,666)	(379,581)
Class R4 shares
Subscriptions	5,632	90,314	45,499	845,204
Distributions reinvested	663	10,782	1,276	23,159
Redemptions	(1,636)	(27,281)	(5,098)	(97,298)
Net increase	4,659	73,815	41,677	771,065
Class R5 shares
Subscriptions	821	13,299	19,789	354,536
Distributions reinvested	158	2,551	304	5,451
Redemptions	(1,115)	(17,507)	(10,885)	(198,661)
Net increase (decrease)	(136)	(1,657)	9,208	161,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	1,800	29,292	72,656	1,299,683
Distributions reinvested	1,008	16,294	608	11,085
Redemptions	(23,504)	(372,605)	(4,204)	(77,235)
Net increase (decrease)	(20,696)	(327,019)	69,060	1,233,533
Class Z shares
Subscriptions	287,394	4,687,579	595,168	11,272,270
Distributions reinvested	358,689	5,806,229	4,086,912	72,932,488
Redemptions	(1,831,455)	(29,780,649)	(4,462,744)	(82,812,850)
Net increase (decrease)	(1,185,372)	(19,286,841)	219,336	1,391,908
Total net increase (decrease)	(3,630,611)	(57,381,367)	96,985	(1,875,084)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.56		$21.63		$19.85		$19.59		$17.72		$15.28
Income from investment operations:
Net investment income	0.19		0.58		0.61		0.51		0.27		0.01
Net realized and unrealized gain (loss)	(0.93)		(2.93)		2.53		1.74		1.65		2.43
Total from investment operations	(0.74)		(2.35)		3.14		2.25		1.92		2.44
Less distributions to shareholders:
Net investment income	(0.20)		(0.70)		(0.54)		(0.68)		(0.05)		—
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.20)		(2.72)		(1.36)		(1.99)		(0.05)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$15.62		$16.56		$21.63		$19.85		$19.59		$17.72
Total return	(4.52%)		(11.49%)		16.40%		12.48%		10.88%		15.97%
Ratios to average net assets(b)
Total gross expenses	1.46	%(c)	1.38%		1.27%		1.34%		1.28%		1.29%
Total net expenses(d)	1.30	%(c)	1.31	%(e)	1.25	%(e)	1.26	%(e)	1.21	%(e)	1.25	%(f)
Net investment income	2.31	%(c)	3.05%		2.92%		2.59%		1.49%		0.07%
Supplemental data
Net assets, end of period (in thousands)	$106,438		$118,275		$152,674		$140,796		$133,541		$142,349
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.01%, 0.02%, 0.03% and 0.07% for the years 2015, 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$15.55		$20.48		$18.85		$18.63		$16.93		$14.71
Income from investment operations:
Net investment income (loss)	0.12		0.41		0.40		0.34		0.10		(0.12)
Net realized and unrealized gain (loss)	(0.88)		(2.77)		2.44		1.66		1.60		2.34
Total from investment operations	(0.76)		(2.36)		2.84		2.00		1.70		2.22
Less distributions to shareholders:
Net investment income	(0.13)		(0.55)		(0.39)		(0.47)		—		—
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.13)		(2.57)		(1.21)		(1.78)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$14.66		$15.55		$20.48		$18.85		$18.63		$16.93
Total return	(4.89%)		(12.18%)		15.56%		11.61%		10.04%		15.09%
Ratios to average net assets(b)
Total gross expenses	2.21	%(c)	2.13%		2.02%		2.09%		2.03%		2.04%
Total net expenses(d)	2.05	%(c)	2.06	%(e)	2.00	%(e)	2.01	%(e)	1.95	%(e)	2.00	%(f)
Net investment income (loss)	1.52	%(c)	2.28%		2.03%		1.83%		0.59%		(0.70%)
Supplemental data
Net assets, end of period (in thousands)	$660		$900		$2,118		$3,968		$9,414		$16,112
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.01%, 0.01%, 0.02% and 0.08% for the years ended 2015, 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$15.56		$20.49		$18.86		$18.63		$16.93		$14.71
Income from investment operations:
Net investment income (loss)	0.12		0.41		0.43		0.35		0.12		(0.12)
Net realized and unrealized gain (loss)	(0.87)		(2.77)		2.41		1.66		1.58		2.34
Total from investment operations	(0.75)		(2.36)		2.84		2.01		1.70		2.22
Less distributions to shareholders:
Net investment income	(0.13)		(0.55)		(0.39)		(0.47)		—		—
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.13)		(2.57)		(1.21)		(1.78)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$14.68		$15.56		$20.49		$18.86		$18.63		$16.93
Total return	(4.82%)		(12.18%)		15.55%		11.66%		10.04%		15.09%
Ratios to average net assets(b)
Total gross expenses	2.21	%(c)	2.13%		2.02%		2.09%		2.04%		2.04%
Total net expenses(d)	2.05	%(c)	2.06	%(e)	2.00	%(e)	2.01	%(e)	1.95	%(e)	2.00	%(f)
Net investment income (loss)	1.55	%(c)	2.30%		2.17%		1.84%		0.72%		(0.68%)
Supplemental data
Net assets, end of period (in thousands)	$10,610		$12,440		$16,136		$13,439		$13,319		$15,251
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.01%, 0.02%, 0.03% and 0.09% for the years ended 2015, 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$16.58		$21.66	$19.87	$19.64	$17.80	$17.01
Income from investment operations:
Net investment income	0.22		0.67	0.72	0.58	0.35	0.09
Net realized and unrealized gain (loss)	(0.93)		(2.94)	2.53	1.76	1.64	0.74
Total from investment operations	(0.71)		(2.27)	3.25	2.34	1.99	0.83
Less distributions to shareholders:
Net investment income	(0.24)		(0.79)	(0.64)	(0.80)	(0.15)	(0.04)
Net realized gains	—		(2.02)	(0.82)	(1.31)	—	—
Total distributions to shareholders	(0.24)		(2.81)	(1.46)	(2.11)	(0.15)	(0.04)
Proceeds from regulatory settlements	—		—	—	—	0.00 (b)	—
Net asset value, end of period	$15.63		$16.58	$21.66	$19.87	$19.64	$17.80
Total return	(4.33%)		(11.08%)	16.95%	12.98%	11.27%	4.90%
Ratios to average net assets(c)
Total gross expenses	0.83	%(d)	0.82%	0.81%	0.84%	0.85%	0.75	%(d)
Total net expenses(e)	0.83	%(d)	0.82%	0.81%	0.83%	0.83%	0.75	%(d)(f)
Net investment income	2.70	%(d)	3.55%	3.45%	2.94%	1.91%	0.57	%(d)
Supplemental data
Net assets, end of period (in thousands)	$85,810		$124,390	$168,474	$127,949	$3	$3
Portfolio turnover	92%		63%	75%	60%	97%	62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$16.53		$21.61		$19.83		$19.54		$17.67		$16.97
Income from investment operations:
Net investment income	0.17		0.53		0.57		0.46		0.23		0.00	(b)
Net realized and unrealized gain (loss)	(0.92)		(2.94)		2.52		1.75		1.64		0.70
Total from investment operations	(0.75)		(2.41)		3.09		2.21		1.87		0.70
Less distributions to shareholders:
Net investment income	(0.18)		(0.65)		(0.49)		(0.61)		(0.00	)(b)	—
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.18)		(2.67)		(1.31)		(1.92)		(0.00	)(b)	—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$15.60		$16.53		$21.61		$19.83		$19.54		$17.67
Total return	(4.59%)		(11.78%)		16.13%		12.25%		10.61%		4.12%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.62%		1.52%		1.59%		1.53%		1.54	%(d)
Total net expenses(e)	1.55	%(d)	1.55	%(f)	1.50	%(f)	1.51	%(f)	1.46	%(f)	1.50	%(d)(g)
Net investment income	2.06	%(d)	2.77%		2.72%		2.33%		1.24%		0.02	%(d)
Supplemental data
Net assets, end of period (in thousands)	$685		$671		$1,280		$1,297		$1,082		$1,071
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.01%, 0.02%, 0.03% and 0.07% for the years ended 2015, 2014, 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$16.69		$21.78		$19.97		$19.69
Income from investment operations:
Net investment income	0.21		0.67		0.76		0.25
Net realized and unrealized gain (loss)	(0.94)		(2.99)		2.46		0.33
Total from investment operations	(0.73)		(2.32)		3.22		0.58
Less distributions to shareholders:
Net investment income	(0.22)		(0.75)		(0.59)		(0.30)
Net realized gains	—		(2.02)		(0.82)		—
Total distributions to shareholders	(0.22)		(2.77)		(1.41)		(0.30)
Net asset value, end of period	$15.74		$16.69		$21.78		$19.97
Total return	(4.41%)		(11.27%)		16.74%		3.02%
Ratios to average net assets(b)
Total gross expenses	1.21	%(c)	1.16%		1.03%		1.07	%(c)
Total net expenses(d)	1.05	%(c)	1.04	%(e)	0.99	%(e)	1.01	%(c)(e)
Net investment income	2.58	%(c)	3.68%		3.56%		2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$811		$782		$113		$29
Portfolio turnover	92%		63%		75%		60%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.02%, 0.03% and 0.05% for the years ended 2015, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$16.58		$21.66	$20.57
Income from investment operations:
Net investment income	0.22		0.64	0.39
Net realized and unrealized gain (loss)	(0.94)		(2.92)	1.01
Total from investment operations	(0.72)		(2.28)	1.40
Less distributions to shareholders:
Net investment income	(0.23)		(0.78)	(0.31)
Net realized gains	—		(2.02)	—
Total distributions to shareholders	(0.23)		(2.80)	(0.31)
Net asset value, end of period	$15.63		$16.58	$21.66
Total return	(4.35%)		(11.13%)	6.85%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.87%	0.88	%(c)
Total net expenses(d)	0.88	%(c)	0.87%	0.88	%(c)
Net investment income	2.72	%(c)	3.52%	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$166		$178	$33
Portfolio turnover	92%		63%	75%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$16.56		$21.62		$19.83		$19.57		$17.73		$16.97
Income from investment operations:
Net investment income	0.19		0.60		0.61		0.51		0.28		0.03
Net realized and unrealized gain (loss)	(0.92)		(2.93)		2.55		1.74		1.64		0.73
Total from investment operations	(0.73)		(2.33)		3.16		2.25		1.92		0.76
Less distributions to shareholders:
Net investment income	(0.21)		(0.71)		(0.55)		(0.68)		(0.08)		—
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.21)		(2.73)		(1.37)		(1.99)		(0.08)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$15.62		$16.56		$21.62		$19.83		$19.57		$17.73
Total return	(4.46%)		(11.41%)		16.50%		12.48%		10.86%		4.48%
Ratios to average net assets(c)
Total gross expenses	1.46	%(d)	1.38%		1.28%		1.33%		1.33%		1.21	%(d)
Total net expenses(e)	1.30	%(d)	1.31	%(f)	1.26	%(f)	1.26	%(f)	1.23	%(f)	1.16	%(d)(g)
Net investment income	2.31	%(d)	3.04%		2.85%		2.60%		1.51%		0.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$3		$3		$3
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.01%, 0.02%, 0.03% and 0.08% for the years ended 2015, 2014, 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$16.60		$21.68	$19.89	$19.65	$17.79	$15.32
Income from investment operations:
Net investment income	0.22		0.70	0.72	0.59	0.31	0.09
Net realized and unrealized gain (loss)	(0.92)		(2.96)	2.54	1.74	1.68	2.42
Total from investment operations	(0.70)		(2.26)	3.26	2.33	1.99	2.51
Less distributions to shareholders:
Net investment income	(0.24)		(0.80)	(0.65)	(0.78)	(0.13)	(0.04)
Net realized gains	—		(2.02)	(0.82)	(1.31)	—	—
Total distributions to shareholders	(0.24)		(2.82)	(1.47)	(2.09)	(0.13)	(0.04)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$15.66		$16.60	$21.68	$19.89	$19.65	$17.79
Total return	(4.26%)		(11.04%)	17.00%	12.93%	11.28%	16.40%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.82%	0.81%	0.96%	0.82%	0.83%
Total net expenses(d)	0.83	%(c)	0.82%	0.81%	0.88%	0.82%	0.83	%(e)
Net investment income	2.72	%(c)	3.89%	3.33%	2.97%	1.70%	0.51%
Supplemental data
Net assets, end of period (in thousands)	$759		$1,149	$3	$3	$2	$15,557
Portfolio turnover	92%		63%	75%	60%	97%	62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.61		$21.69		$19.90		$19.66		$17.78		$15.32
Income from investment operations:
Net investment income	0.21		0.63		0.67		0.56		0.31		0.06
Net realized and unrealized gain (loss)	(0.93)		(2.94)		2.53		1.75		1.67		2.42
Total from investment operations	(0.72)		(2.31)		3.20		2.31		1.98		2.48
Less distributions to shareholders:
Net investment income	(0.22)		(0.75)		(0.59)		(0.76)		(0.10)		(0.02)
Net realized gains	—		(2.02)		(0.82)		(1.31)		—		—
Total distributions to shareholders	(0.22)		(2.77)		(1.41)		(2.07)		(0.10)		(0.02)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$15.67		$16.61		$21.69		$19.90		$19.66		$17.78
Total return	(4.38%)		(11.28%)		16.70%		12.76%		11.20%		16.17%
Ratios to average net assets(b)
Total gross expenses	1.21	%(c)	1.13%		1.02%		1.09%		1.03%		1.04%
Total net expenses(d)	1.05	%(c)	1.06	%(e)	1.00	%(e)	1.01	%(e)	0.95	%(e)	1.00	%(f)
Net investment income	2.56	%(c)	3.30%		3.16%		2.84%		1.72%		0.34%
Supplemental data
Net assets, end of period (in thousands)	$413,088		$457,640		$592,910		$562,394		$585,285		$670,362
Portfolio turnover	92%		63%		75%		60%		97%		62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.01%, 0.02%, 0.03% and 0.08% for the years ended 2015, 2014, 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted

Semiannual Report 2016
28

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,

Semiannual Report 2016
29

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2016
30

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.76% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $1,654,873, and the administrative services fee paid to the Investment Manager was $139,005.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.38%
Class B	0.38
Class C	0.38
Class R	0.38
Class R4	0.38
Class R5	0.05
Class W	0.38
Class Z	0.38

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For

Semiannual Report 2016
31

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $25,222 for Class A and $1,002 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.30%	1.30%
Class B	2.05	2.05
Class C	2.05	2.05
Class I	0.85	0.85
Class R	1.55	1.55
Class R4	1.05	1.05
Class R5	0.90	0.90
Class W	1.30	1.30
Class Y	0.85	0.85
Class Z	1.05	1.05

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $607,632,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,029,000
Unrealized depreciation	(24,285,000)
Net unrealized appreciation	$7,744,000

Semiannual Report 2016
32

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,531,694

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $266,063 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $617,217,191 and $662,556,970, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015,

Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 16.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation,

Semiannual Report 2016
33

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
34

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Global Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR154_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Important Information About This Report	33

Semiannual Report 2016

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Energy and Natural Resources Fund (the Fund) Class A shares returned -11.01% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same six-month period, the Fund underperformed its Blended Index, which returned -10.08%, but outperformed the S&P North American Natural Resources Sector Index, which returned -13.98%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-11.01	-25.22	-8.87	-0.49
Including sales charges		-16.13	-29.51	-9.95	-1.08
Class B*	03/07/11
Excluding sales charges		-11.34	-25.77	-9.55	-1.33
Including sales charges		-15.77	-29.48	-9.87	-1.33
Class C*	09/28/07
Excluding sales charges		-11.34	-25.77	-9.55	-1.22
Including sales charges		-12.22	-26.51	-9.55	-1.22
Class I*	09/27/10	-10.80	-24.88	-8.43	-0.12
Class K*	03/07/11	-10.87	-25.05	-8.70	-0.41
Class R*	09/27/10	-11.12	-25.40	-9.08	-0.78
Class R4*	11/08/12	-10.86	-25.03	-8.63	-0.25
Class R5*	11/08/12	-10.83	-24.88	-8.53	-0.19
Class Z	12/31/92	-10.85	-24.99	-8.63	-0.25
Blended Index		-10.08	-24.76	-6.74	0.79
S&P North American Natural Resources Sector Index		-13.98	-28.51	-8.34	0.63

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index (Net) and a 40% weighting in the MSCI World Materials Sector Index (Net). The MSCI World Energy Sector Index is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.

The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Energy Sector Index (Net) and the MSCI World Materials Sector Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Josh Kapp, CFA

Jonathan Mogil, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Exxon Mobil Corp. (United States)	12.2
Royal Dutch Shell PLC, Class A (United Kingdom)	6.5
BP PLC (United Kingdom)	4.2
Schlumberger Ltd. (United States)	3.2
Dow Chemical Co. (The) (United States)	2.9
PPG Industries, Inc. (United States)	2.7
Chevron Corp. (United States)	2.6
Rio Tinto PLC (United Kingdom)	2.4
Albemarle Corp. (United States)	2.4
Market Vectors Gold Miners ETF (United States)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 29, 2016)
Australia	0.8
Belgium	0.9
Canada	5.6
France	2.8
Germany	2.0
Netherlands	1.4
Switzerland	1.9
United Kingdom	14.0
United States(a)	70.6
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at February 29, 2016)
Energy	61.4
Materials	38.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 29, 2016)
Capital Markets	2.3
Chemicals	23.8
Construction Materials	0.5
Containers & Packaging	2.3
Diversified Financial Services	3.0
Energy Equipment & Services	4.9
Metals & Mining	8.8
Oil, Gas & Consumable Fuels	51.6
Money Market Funds	4.6
Total	101.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
5

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	889.90	1,018.15	6.34	6.77	1.35
Class B	1,000.00	1,000.00	886.60	1,014.42	9.85	10.52	2.10
Class C	1,000.00	1,000.00	886.60	1,014.42	9.85	10.52	2.10
Class I	1,000.00	1,000.00	892.00	1,020.59	4.05	4.32	0.86
Class K	1,000.00	1,000.00	891.30	1,019.14	5.41	5.77	1.15
Class R	1,000.00	1,000.00	888.80	1,016.86	7.56	8.07	1.61
Class R4	1,000.00	1,000.00	891.40	1,019.34	5.22	5.57	1.11
Class R5	1,000.00	1,000.00	891.70	1,020.29	4.33	4.62	0.92
Class Z	1,000.00	1,000.00	891.50	1,019.39	5.17	5.52	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
6

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 90.1%

Issuer	Shares	Value ($)
AUSTRALIA 0.8%
BHP Billiton Ltd., ADR	59,623	1,348,076
Tronox Ltd., Class A	64,843	335,887
Total		1,683,963
BELGIUM 0.9%
Solvay SA	19,460	1,797,346
CANADA 5.7%
Canadian Natural Resources Ltd.	98,449	2,057,752
Canadian Natural Resources Ltd.	51,833	1,081,236
First Quantum Minerals Ltd.	138,573	504,926
Methanex Corp.	38,149	1,208,179
Silver Wheaton Corp.	50,845	799,792
Suncor Energy, Inc.	186,628	4,562,937
Suncor Energy, Inc.	43,304	1,060,082
Tourmaline Oil Corp.(a)	32,885	606,416
Total		11,881,320
FRANCE 2.9%
Air Liquide SA	20,256	2,108,733
Total SA	86,341	3,869,844
Total		5,978,577
GERMANY 2.0%
BASF SE	65,022	4,215,897
NETHERLANDS 1.5%
Akzo Nobel NV	22,030	1,293,509
LyondellBasell Industries NV, Class A	21,712	1,741,520
Total		3,035,029
SWITZERLAND 1.9%
Clariant AG, Registered Shares	90,854	1,515,188
Glencore PLC	772,713	1,418,505
LafargeHolcim Ltd.(a)	25,126	994,880
Total		3,928,573
UNITED KINGDOM 14.2%
BP PLC	1,728,416	8,388,342
BP PLC, ADR	26,600	773,794
Cairn Energy PLC(a)	180,094	407,692
Ophir Energy PLC(a)	280,145	300,745
Randgold Resources Ltd.	19,616	1,781,903
Common Stocks (continued)

Issuer	Shares	Value ($)
Rio Tinto PLC	185,677	4,883,836
Rio Tinto PLC, ADR	134	3,497
Royal Dutch Shell PLC, Class A	572,694	13,046,124
Total		29,585,933
UNITED STATES 60.2%
Albemarle Corp.	86,840	4,882,145
Alcoa, Inc.	215,860	1,927,630
Anadarko Petroleum Corp.	57,234	2,172,030
Atwood Oceanics, Inc.	31,646	217,724
Cabot Oil & Gas Corp.	37,044	745,696
California Resources Corp.	6,468	3,635
Cheniere Energy, Inc.(a)	14,085	503,539
Chevron Corp.	62,653	5,227,766
Cimarex Energy Co.	10,559	887,273
Cobalt International Energy, Inc.(a)	89,967	239,312
ConocoPhillips	80,041	2,707,787
Delek U.S. Holdings, Inc.	26,437	418,233
Devon Energy Corp.	89,648	1,764,273
Dow Chemical Co. (The)	119,274	5,797,909
Eastman Chemical Co.	69,052	4,429,686
EI du Pont de Nemours & Co.	54,462	3,315,102
EOG Resources, Inc.	39,629	2,565,581
EQT Corp.	25,475	1,419,977
Exxon Mobil Corp.	307,786	24,669,048
FMC Technologies, Inc.(a)	27,909	684,608
Freeport-McMoRan, Inc.	146,947	1,121,206
Halliburton Co.	84,161	2,716,717
Hess Corp.	40,000	1,744,000
HollyFrontier Corp.	29,104	984,297
International Paper Co.	46,382	1,655,837
Kinder Morgan, Inc.	206,472	3,735,079
Marathon Petroleum Corp.	52,900	1,811,825
Monsanto Co.	52,540	4,728,075
Mosaic Co. (The)	90,565	2,413,557
Noble Energy, Inc.	55,889	1,648,726
Nucor Corp.	53,835	2,117,869
Occidental Petroleum Corp.	68,804	4,735,091
PBF Energy, Inc., Class A	32,717	988,053
Phillips 66	27,650	2,195,134

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer Shares	Value ($)
PPG Industries, Inc.	56,102	5,415,526
Praxair, Inc.	42,091	4,284,443
Range Resources Corp.	16,699	396,267
Schlumberger Ltd.	91,206	6,541,294
Sealed Air Corp.	33,158	1,516,315
SemGroup Corp., Class A	20,301	385,719
Sonoco Products Co.	36,801	1,608,204
Steel Dynamics, Inc.	132,789	2,415,432
Tesoro Corp.	15,893	1,282,247
Valero Energy Corp.	48,560	2,917,485
Williams Companies, Inc. (The)	63,518	1,015,653
Total		124,953,005
Total Common Stocks (Cost: $229,153,033)		187,059,643

Exchange-Traded Funds 5.3%

	Shares	Value
Energy Select Sector SPDR Fund	52,795	2,991,364
Market Vectors Gold Miners ETF	249,413	4,833,624
Materials Select Sector SPDR Fund	58,996	2,466,033
SPDR S&P Oil & Gas Exploration & Production	29,208	718,517
Total Exchange-Traded Funds (Cost: $9,724,813)		11,009,538

Warrants — %

Issuer Shares	Value ($)
UNITED STATES — %
Kinder Morgan, Inc.(a)	271,934	22,299
Total Warrants (Cost: $1,384,619)		22,299

Limited Partnerships 1.8%

	Shares	Value
UNITED STATES 1.8%
Energy Transfer Equity LP	29,435	206,045
Enterprise Products Partners LP	66,917	1,563,850
PBF Logistics LP	57,477	1,005,847
Plains GP Holdings LP, Class A	127,368	967,997
Total		3,743,739
Total Limited Partnerships (Cost: $6,948,895)		3,743,739

Money Market Funds 4.6%

	Shares	Value
Columbia Short-Term Cash Fund, 0.420%(b)(c)	9,455,630	9,455,630
Total Money Market Funds (Cost: $9,455,630)		9,455,630
Total Investments (Cost: $256,666,990)		211,290,849
Other Assets & Liabilities, Net		(3,674,997)
Net Assets		207,615,852

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,919,492	26,510,230	(22,974,092)	9,455,630	6,435	9,455,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	1,683,963	—	—	1,683,963
Belgium	—	1,797,346	—	1,797,346
Canada	11,881,320	—	—	11,881,320
France	—	5,978,577	—	5,978,577
Germany	—	4,215,897	—	4,215,897
Netherlands	1,741,520	1,293,509	—	3,035,029
Switzerland	—	3,928,573	—	3,928,573
United Kingdom	777,291	28,808,642	—	29,585,933
United States	124,953,005	—	—	124,953,005
Total Common Stocks	141,037,099	46,022,544	—	187,059,643
Exchange-Traded Funds	11,009,538	—	—	11,009,538
Warrants
United States	22,299	—	—	22,299
Limited Partnerships
United States	3,743,739	—	—	3,743,739
Money Market Funds	—	9,455,630	—	9,455,630
Total Investments	155,812,675	55,478,174	—	211,290,849

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $247,211,360)	$201,835,219
Affiliated issuers (identified cost $9,455,630)	9,455,630
Total investments (identified cost $256,666,990)	211,290,849
Foreign currency (identified cost $2,757,380)	2,698,647
Receivable for:
Investments sold	500,444
Capital shares sold	2,676,633
Dividends	1,152,437
Foreign tax reclaims	60,881
Prepaid expenses	1,250
Trustees' deferred compensation plan	40,402
Other assets	16,147
Total assets	218,437,690
Liabilities
Due to custodian	2,694,593
Payable for:
Investments purchased	7,727,345
Capital shares purchased	272,344
Investment management fees	12,654
Distribution and/or service fees	2,900
Transfer agent fees	32,275
Plan administration fees	1
Compensation of board members	913
Chief compliance officer expenses	25
Other expenses	38,386
Trustees' deferred compensation plan	40,402
Total liabilities	10,821,838
Net assets applicable to outstanding capital stock	$207,615,852
Represented by
Paid-in capital	$270,737,563
Excess of distributions over net investment income	(1,521,591)
Accumulated net realized loss	(16,146,063)
Unrealized appreciation (depreciation) on:
Investments	(45,376,141)
Foreign currency translations	(77,916)
Total — representing net assets applicable to outstanding capital stock	$207,615,852

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$77,012,050
Shares outstanding	5,445,294
Net asset value per share	$14.14
Maximum offering price per share(a)	$15.00
Class B
Net assets	$608,803
Shares outstanding	45,269
Net asset value per share	$13.45
Class C
Net assets	$13,361,314
Shares outstanding	993,263
Net asset value per share	$13.45
Class I
Net assets	$17,332,063
Shares outstanding	1,205,719
Net asset value per share	$14.37
Class K
Net assets	$4,448
Shares outstanding	312
Net asset value per share(b)	$14.27
Class R
Net assets	$4,235,418
Shares outstanding	301,084
Net asset value per share	$14.07
Class R4
Net assets	$7,737,575
Shares outstanding	532,541
Net asset value per share	$14.53
Class R5
Net assets	$4,907,515
Shares outstanding	336,484
Net asset value per share	$14.58
Class Z
Net assets	$82,416,666
Shares outstanding	5,768,303
Net asset value per share	$14.29

(a)   The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,339,099
Dividends — affiliated issuers	6,435
Foreign taxes withheld	(188,602)
Total income	4,156,932
Expenses:
Investment management fees	844,065
Distribution and/or service fees
Class A	100,300
Class B	3,833
Class C	68,840
Class R	8,875
Transfer agent fees
Class A	94,067
Class B	896
Class C	16,148
Class K	1
Class R	4,184
Class R4	7,257
Class R5	1,151
Class Z	104,391
Plan administration fees
Class K	6
Compensation of board members	10,518
Custodian fees	5,635
Printing and postage fees	33,919
Registration fees	55,757
Audit fees	11,228
Legal fees	4,412
Chief compliance officer expenses	62
Other	5,943
Total expenses	1,381,488
Net investment income	2,775,444
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(12,274,440)
Foreign currency translations	(31,126)
Net realized loss	(12,305,566)
Net change in unrealized appreciation (depreciation) on:
Investments	(17,002,827)
Foreign currency translations	(63,558)
Net change in unrealized depreciation	(17,066,385)
Net realized and unrealized loss	(29,371,951)
Net decrease in net assets from operations	$(26,596,507)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$2,775,444	$4,830,137
Net realized loss	(12,305,566)	(7,392,937)
Net change in unrealized depreciation	(17,066,385)	(113,433,870)
Net decrease in net assets resulting from operations	(26,596,507)	(115,996,670)
Distributions to shareholders
Net investment income
Net realized gains
Class A	—	(6,713,299)
Class B	—	(122,869)
Class C	—	(1,012,641)
Class I	—	(2,383,969)
Class K	—	(558)
Class R	—	(153,897)
Class R4	—	(640,129)
Class R5	—	(284,327)
Class Z	—	(9,288,249)
Total distributions to shareholders	—	(20,599,938)
Increase (decrease) in net assets from capital stock activity	(17,061,084)	939,387
Total decrease in net assets	(43,657,591)	(135,657,221)
Net assets at beginning of period	251,273,443	386,930,664
Net assets at end of period	$207,615,852	$251,273,443
Excess of distributions over net investment income	$(1,521,591)	$(4,297,035)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	792,035	11,678,748	1,789,737	33,413,364
Distributions reinvested	—	—	375,496	6,544,893
Redemptions	(766,711)	(11,345,798)	(1,977,843)	(38,846,445)
Net increase	25,324	332,950	187,390	1,111,812
Class B shares
Subscriptions	1,503	20,384	6,165	108,825
Distributions reinvested	—	—	6,765	113,113
Redemptions(a)	(21,269)	(307,265)	(45,257)	(823,555)
Net decrease	(19,766)	(286,881)	(32,327)	(601,617)
Class C shares
Subscriptions	196,479	2,789,526	431,553	7,524,091
Distributions reinvested	—	—	55,511	928,699
Redemptions	(154,208)	(2,165,106)	(230,818)	(4,108,184)
Net increase	42,271	624,420	256,246	4,344,606
Class I shares
Subscriptions	838	12,092	446,103	7,956,038
Distributions reinvested	—	—	135,365	2,383,782
Redemptions	(1,007,697)	(15,027,900)	(24,829)	(439,951)
Net increase (decrease)	(1,006,859)	(15,015,808)	556,639	9,899,869
Class K shares
Distributions reinvested	—	—	23	396
Redemptions	—	—	(2,867)	(58,913)
Net increase (decrease)	—	—	(2,844)	(58,517)
Class R shares
Subscriptions	148,005	2,155,578	121,559	2,260,130
Distributions reinvested	—	—	8,850	153,897
Redemptions	(39,293)	(555,512)	(63,594)	(1,292,285)
Net increase	108,712	1,600,066	66,815	1,121,742
Class R4 shares
Subscriptions	260,778	3,846,061	196,943	3,790,078
Distributions reinvested	—	—	35,853	639,975
Redemptions	(169,289)	(2,560,278)	(297,272)	(5,758,896)
Net increase (decrease)	91,489	1,285,783	(64,476)	(1,328,843)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	145,340	2,189,216	149,922	2,869,278
Distributions reinvested	—	—	15,893	284,174
Redemptions	(113,316)	(1,733,292)	(40,616)	(793,010)
Net increase	32,024	455,924	125,199	2,360,442
Class Z shares
Subscriptions	574,966	8,378,710	1,030,962	19,595,090
Distributions reinvested	—	—	507,374	8,904,420
Redemptions	(972,205)	(14,436,248)	(2,328,664)	(44,409,617)
Net decrease	(397,239)	(6,057,538)	(790,328)	(15,910,107)
Total net increase (decrease)	(1,124,044)	(17,061,084)	302,314	939,387

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$15.89		$24.98		$21.07		$20.04		$20.89		$25.57		$20.11
Income from investment operations:
Net investment income (loss)	0.18		0.29		0.26		0.24		0.06		0.05		(0.02)
Net realized and unrealized gain (loss)	(1.93)		(7.95)		4.10		0.87		(0.88)		(4.32)		5.49
Total from investment operations	(1.75)		(7.66)		4.36		1.11		(0.82)		(4.27)		5.47
Less distributions to shareholders:
Net investment income	—		—		(0.14)		(0.08)		(0.03)		(0.05)		(0.01)
Net realized gains	—		(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)		(0.45)		(0.08)		(0.03)		(0.41)		(0.01)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$14.14		$15.89		$24.98		$21.07		$20.04		$20.89		$25.57
Total return	(11.01%)		(31.16%)		21.00%		5.54%		(3.90%)		(16.64%)		27.20%
Ratios to average net assets(c)
Total gross expenses	1.35	%(d)	1.32%		1.30%		1.32	%(e)	1.34	%(d)	1.28	%(e)	1.26	%(e)
Total net expenses(f)	1.35	%(d)	1.32	%(g)	1.30	%(g)	1.32	%(e)(g)	1.34	%(d)(g)	1.28	%(e)(g)	1.26	%(e)(g)
Net investment income (loss)	2.37	%(d)	1.48%		1.13%		1.17%		0.79	%(d)	0.21%		(0.08%)
Supplemental data
Net assets, end of period (in thousands)	$77,012		$86,133		$130,692		$110,896		$123,271		$145,298		$69,938
Portfolio turnover	11%		51%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$15.17		$24.10		$20.35		$19.44		$20.29		$24.96		$24.77
Income from investment operations:
Net investment income (loss)	0.11		0.12		0.08		0.08		(0.00	)(c)	(0.11)		(0.03)
Net realized and unrealized gain (loss)	(1.83)		(7.62)		3.98		0.83		(0.85)		(4.20)		0.22
Total from investment operations	(1.72)		(7.50)		4.06		0.91		(0.85)		(4.31)		0.19
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(c)	—		—		—
Net realized gains	—		(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)		(0.31)		(0.00	)(c)	—		(0.36)		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$13.45		$15.17		$24.10		$20.35		$19.44		$20.29		$24.96
Total return	(11.34%)		(31.65%)		20.13%		4.70%		(4.19%)		(17.24%)		0.77%
Ratios to average net assets(d)
Total gross expenses	2.10	%(e)	2.07%		2.05%		2.06	%(f)	2.09	%(e)	2.01	%(f)	2.20	%(e)(f)
Total net expenses(g)	2.10%		2.07	%(h)	2.05	%(h)	2.06	%(f)(h)	2.09	%(e)(h)	2.01	%(f)(h)	2.20	%(e)(f)(h)
Net investment income (loss)	1.54%		0.65%		0.35%		0.40%		(0.00	)(c)(e)	(0.54%)		(2.14	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$609		$986		$2,346		$3,013		$3,913		$5,837		$58
Portfolio turnover	11%		51%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$15.17		$24.10		$20.36		$19.44		$20.30		$24.96		$19.78
Income from investment operations:
Net investment income (loss)	0.11		0.14		0.08		0.08		0.00	(b)	(0.12)		(0.17)
Net realized and unrealized gain (loss)	(1.83)		(7.64)		3.97		0.84		(0.86)		(4.18)		5.35
Total from investment operations	(1.72)		(7.50)		4.05		0.92		(0.86)		(4.30)		5.18
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(b)	—		—		—
Net realized gains	—		(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)		(0.31)		(0.00	)(b)	—		(0.36)		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$13.45		$15.17		$24.10		$20.36		$19.44		$20.30		$24.96
Total return	(11.34%)		(31.66%)		20.07%		4.75%		(4.24%)		(17.20%)		26.19%
Ratios to average net assets(c)
Total gross expenses	2.10	%(d)	2.07%		2.05%		2.06	%(e)	2.09	%(d)	2.02	%(e)	2.01	%(e)
Total net expenses(f)	2.10	%(d)	2.07	%(g)	2.05	%(g)	2.06	%(e)(g)	2.09	%(d)(g)	2.02	%(e)(g)	2.01	%(e)(g)
Net investment income (loss)	1.61	%(d)	0.77%		0.38%		0.41%		0.04	%(d)	(0.55%)		(0.83%)
Supplemental data
Net assets, end of period (in thousands)	$13,361		$14,428		$16,745		$15,340		$18,661		$22,785		$25,494
Portfolio turnover	11%		51%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,						Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$16.11		$25.18	$21.24	$20.15		$21.02		$25.70		$18.82
Income from investment operations:
Net investment income	0.21		0.39	0.36	0.35		0.10		0.11		0.05
Net realized and unrealized gain (loss)	(1.95)		(8.03)	4.14	0.87		(0.89)		(4.30)		6.86
Total from investment operations	(1.74)		(7.64)	4.50	1.22		(0.79)		(4.19)		6.91
Less distributions to shareholders:
Net investment income	—		—	(0.25)	(0.13)		(0.08)		(0.13)		(0.03)
Net realized gains	—		(1.43)	(0.31)	—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)	(0.56)	(0.13)		(0.08)		(0.49)		(0.03)
Proceeds from regulatory settlements	—		—	—	—		—		0.00	(c)	—
Net asset value, end of period	$14.37		$16.11	$25.18	$21.24		$20.15		$21.02		$25.70
Total return	(10.80%)		(30.81%)	21.57%	6.06%		(3.72%)		(16.23%)		36.74%
Ratios to average net assets(d)
Total gross expenses	0.86	%(e)	0.84%	0.82%	0.83	%(f)	0.86	%(e)	0.80	%(f)	0.85	%(e)(f)
Total net expenses(g)	0.86	%(e)	0.84%	0.82%	0.83	%(f)	0.86	%(e)	0.80	%(f)(h)	0.85	%(e)(f)(h)
Net investment income	2.68%		1.99%	1.56%	1.70%		1.29	%(e)	0.49%		0.38	%(e)
Supplemental data
Net assets, end of period (in thousands)	$17,332		$35,650	$41,700	$44,595		$28,803		$29,761		$115,953
Portfolio turnover	11%		51%	34%	73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,						Year Ended March 31,
Class K	(Unaudited)		2015	2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$16.01		$25.11	$21.18	$20.13		$20.99		$25.67		$25.48
Income from investment operations:
Net investment income (loss)	0.19		0.26	0.30	0.28		0.07		0.09		(0.01)
Net realized and unrealized gain (loss)	(1.93)		(7.93)	4.12	0.87		(0.88)		(4.33)		0.22
Total from investment operations	(1.74)		(7.67)	4.42	1.15		(0.81)		(4.24)		0.21
Less distributions to shareholders:
Net investment income	—		—	(0.18)	(0.10)		(0.05)		(0.08)		(0.02)
Net realized gains	—		(1.43)	(0.31)	—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)	(0.49)	(0.10)		(0.05)		(0.44)		(0.02)
Proceeds from regulatory settlements	—		—	—	—		—		0.00	(c)	—
Net asset value, end of period	$14.27		$16.01	$25.11	$21.18		$20.13		$20.99		$25.67
Total return	(10.87%)		(31.03%)	21.21%	5.71%		(3.85%)		(16.45%)		0.82%
Ratios to average net assets(d)
Total gross expenses	1.15	%(e)	1.13%	1.12%	1.13	%(f)	1.16	%(e)	1.11	%(f)	1.26	%(e)(g)
Total net expenses(g)	1.15	%(e)	1.13%	1.12%	1.13	%(f)	1.16	%(e)	1.11	%(f)(h)	1.26	%(e)(f)(h)
Net investment income (loss)	2.56	%(e)	1.18%	1.31%	1.35%		0.90	%(e)	0.43%		(0.57	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$4		$5	$79	$69		$77		$109		$3
Portfolio turnover	11%		51%	34%	73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$15.83		$24.94		$21.03		$20.03		$20.88		$25.56		$18.76
Income from investment operations:
Net investment income (loss)	0.16		0.25		0.21		0.21		0.05		0.02		(0.02)
Net realized and unrealized gain (loss)	(1.92)		(7.93)		4.10		0.84		(0.89)		(4.33)		6.82
Total from investment operations	(1.76)		(7.68)		4.31		1.05		(0.84)		(4.31)		6.80
Less distributions to shareholders:
Net investment income	—		—		(0.09)		(0.05)		(0.01)		(0.01)		—
Net realized gains	—		(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)		(0.40)		(0.05)		(0.01)		(0.37)		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$14.07		$15.83		$24.94		$21.03		$20.03		$20.88		$25.56
Total return	(11.12%)		(31.29%)		20.73%		5.27%		(4.04%)		(16.80%)		36.25%
Ratios to average net assets(d)
Total gross expenses	1.61	%(e)	1.57%		1.55%		1.57	%(f)	1.59	%(e)	1.55	%(f)	1.60	%(e)(f)
Total net expenses(g)	1.61	%(e)	1.57	%(h)	1.55	%(h)	1.57	%(f)(h)	1.59	%(e)(h)	1.55	%(f)(h)	1.60	%(e)(f)(h)
Net investment income (loss)	2.20	%(e)	1.30%		0.90%		1.01%		0.61	%(e)	0.11%		(0.13	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$4,235		$3,045		$3,131		$1,664		$1,226		$880		$55
Portfolio turnover	11%		51%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$16.30		$25.52		$21.51		$20.25
Income from investment operations:
Net investment income	0.20		0.34		0.35		0.35
Net realized and unrealized gain (loss)	(1.97)		(8.13)		4.17		0.96
Total from investment operations	(1.77)		(7.79)		4.52		1.31
Less distributions to shareholders:
Net investment income	—		—		(0.20)		(0.05)
Net realized gains	—		(1.43)		(0.31)		—
Total distributions to shareholders	—		(1.43)		(0.51)		(0.05)
Net asset value, end of period	$14.53		$16.30		$25.52		$21.51
Total return	(10.86%)		(31.00%)		21.32%		6.50%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.07%		1.05%		1.06	%(c)
Total net expenses(d)	1.11	%(c)	1.07	%(e)	1.05	%(e)	1.06	%(c)(e)
Net investment income	2.59	%(c)	1.69%		1.49%		2.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,738		$7,191		$12,899		$1,575
Portfolio turnover	11%		51%		34%		73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$16.35		$25.54	$21.53	$20.25
Income from investment operations:
Net investment income	0.22		0.39	0.37	0.34
Net realized and unrealized gain (loss)	(1.99)		(8.15)	4.19	1.00
Total from investment operations	(1.77)		(7.76)	4.56	1.34
Less distributions to shareholders:
Net investment income	—		—	(0.24)	(0.06)
Net realized gains	—		(1.43)	(0.31)	—
Total distributions to shareholders	—		(1.43)	(0.55)	(0.06)
Net asset value, end of period	$14.58		$16.35	$25.54	$21.53
Total return	(10.83%)		(30.85%)	21.53%	6.63%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.89%	0.87%	0.88	%(c)
Total net expenses(d)	0.92	%(c)	0.89%	0.87%	0.88	%(c)
Net investment income	2.86	%(c)	1.97%	1.58%	2.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,908		$4,978	$4,578	$1,058
Portfolio turnover	11%		51%	34%	73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$16.03		$25.12		$21.19		$20.13		$21.00		$25.67		$20.17
Income from investment operations:
Net investment income	0.20		0.33		0.32		0.28		0.08		0.09		0.03
Net realized and unrealized gain (loss)	(1.94)		(7.99)		4.12		0.88		(0.89)		(4.31)		5.51
Total from investment operations	(1.74)		(7.66)		4.44		1.16		(0.81)		(4.22)		5.54
Less distributions to shareholders:
Net investment income	—		—		(0.20)		(0.10)		(0.06)		(0.09)		(0.04)
Net realized gains	—		(1.43)		(0.31)		—		—		(0.36)		—
Total distributions to shareholders	—		(1.43)		(0.51)		(0.10)		(0.06)		(0.45)		(0.04)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$14.29		$16.03		$25.12		$21.19		$20.13		$21.00		$25.67
Total return	(10.85%)		(30.97%)		21.29%		5.80%		(3.84%)		(16.37%)		27.47%
Ratios to average net assets(c)
Total gross expenses	1.10	%(d)	1.07%		1.05%		1.07	%(e)	1.09	%(d)	1.01	%(e)	1.01	%(e)
Total net expenses(f)	1.10	%(d)	1.07	%(g)	1.05	%(g)	1.07	%(e)(g)	1.09	%(d)(g)	1.01	%(e)(g)	1.01	%(e)(g)
Net investment income	2.62	%(d)	1.68%		1.36%		1.35%		1.03	%(d)	0.42%		0.17%
Supplemental data
Net assets, end of period (in thousands)	$82,417		$98,857		$174,759		$186,303		$310,620		$390,028		$704,685
Portfolio turnover	11%		51%		34%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016
26

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2016
27

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The

Semiannual Report 2016
28

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.58% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.75% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $555,215, and the administrative services fee paid to the Investment Manager was $48,280.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.24
Class K	0.05
Class R	0.24
Class R4	0.24
Class R5	0.05
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate

Semiannual Report 2016
29

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $109,727 for Class A, $32 for Class B and $1,864 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.51%	1.45%
Class B	2.26	2.20
Class C	2.26	2.20
Class I	1.09	1.04
Class K	1.39	1.34
Class R	1.76	1.70
Class R4	1.26	1.20
Class R5	1.14	1.09
Class Z	1.26	1.20

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $256,667,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,140,000
Unrealized depreciation	(57,516,000)
Net unrealized appreciation	$45,376,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $4,513,400 and post-October capital losses of $1,073,035 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2016
30

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,338,656 and $37,146,774, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, two unaffiliated shareholders of record owned 26.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Energy Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly

Semiannual Report 2016
31

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Materials Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of

1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA GLOBAL ENERGY AND NATURAL RESOURCES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia Global Energy and Natural Resources Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR144_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA MID CAP GROWTH FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MID CAP GROWTH FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	30
Important Information About This Report	37
Semiannual Report 2016

COLUMBIA MID CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Growth Fund (the Fund) Class A shares returned -7.54% excluding sales charges for the six-month period that ended February 29, 2016.

■  The Fund underperformed its benchmarks, the Russell Midcap Growth Index and the Russell Midcap Index, returned -6.03% and -5.60%, respectively.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-7.54	-9.34	5.96	6.22
Including sales charges		-12.85	-14.56	4.71	5.60
Class B	11/01/02
Excluding sales charges		-7.87	-10.01	5.16	5.42
Including sales charges		-11.73	-13.78	4.91	5.42
Class C	10/13/03
Excluding sales charges		-7.87	-10.00	5.17	5.43
Including sales charges		-8.65	-10.76	5.17	5.43
Class I*	09/27/10	-7.35	-8.88	6.44	6.60
Class K*	02/28/13	-7.47	-9.22	6.11	6.37
Class R	01/23/06	-7.61	-9.52	5.70	5.96
Class R4*	11/08/12	-7.39	-9.08	6.21	6.48
Class R5*	03/07/11	-7.37	-9.00	6.36	6.56
Class T	11/01/02
Excluding sales charges		-7.53	-9.34	5.92	6.17
Including sales charges		-12.86	-14.55	4.67	5.54
Class W*	09/27/10	-7.49	-9.30	5.97	6.23
Class Y*	07/15/09	-7.31	-8.88	6.39	6.59
Class Z	11/20/85	-7.39	-9.09	6.23	6.49
Russell Midcap Growth Index		-6.03	-10.84	8.84	6.99
Russell Midcap Index		-5.60	-11.25	8.91	6.87

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Electronic Arts, Inc.	1.9
Dollar General Corp.	1.8
Sherwin-Williams Co. (The)	1.7
Constellation Brands, Inc., Class A	1.6
Ross Stores, Inc.	1.6
Signature Bank	1.6
Delphi Automotive PLC	1.6
Crown Castle International Corp.	1.5
Foot Locker, Inc.	1.5
Intuit, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	24.7
Consumer Staples	7.4
Energy	0.6
Financials	12.1
Health Care	14.3
Industrials	15.4
Information Technology	19.2
Materials	6.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

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4

COLUMBIA MID CAP GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	924.60	1,018.95	5.69	5.97	1.19
Class B	1,000.00	1,000.00	921.30	1,015.22	9.27	9.72	1.94
Class C	1,000.00	1,000.00	921.30	1,015.22	9.27	9.72	1.94
Class I	1,000.00	1,000.00	926.50	1,021.08	3.64	3.82	0.76
Class K	1,000.00	1,000.00	925.30	1,019.49	5.17	5.42	1.08
Class R	1,000.00	1,000.00	923.90	1,017.70	6.89	7.22	1.44
Class R4	1,000.00	1,000.00	926.10	1,020.19	4.50	4.72	0.94
Class R5	1,000.00	1,000.00	926.30	1,020.74	3.98	4.17	0.83
Class T	1,000.00	1,000.00	924.70	1,018.95	5.69	5.97	1.19
Class W	1,000.00	1,000.00	925.10	1,018.95	5.70	5.97	1.19
Class Y	1,000.00	1,000.00	926.90	1,020.89	3.83	4.02	0.80
Class Z	1,000.00	1,000.00	926.10	1,020.19	4.50	4.72	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 23.7%
Auto Components 2.0%
BorgWarner, Inc.	308,650	10,086,682
Delphi Automotive PLC	402,553	26,842,234
Total		36,928,916
Hotels, Restaurants & Leisure 2.0%
Aramark	225,400	7,082,068
Norwegian Cruise Line Holdings Ltd.(a)	213,220	10,475,499
Six Flags Entertainment Corp.	86,334	4,390,947
Starwood Hotels & Resorts Worldwide, Inc.	202,590	14,000,995
Total		35,949,509
Household Durables 2.8%
Harman International Industries, Inc.	254,740	19,533,463
Jarden Corp.(a)	246,210	13,019,585
Mohawk Industries, Inc.(a)	94,590	17,000,661
Total		49,553,709
Internet & Catalog Retail 0.7%
Expedia, Inc.	114,890	11,961,198
Leisure Products 0.5%
Polaris Industries, Inc.	100,450	8,830,559
Media 1.8%
Cinemark Holdings, Inc.	402,700	13,329,370
Interpublic Group of Companies, Inc. (The)	864,540	18,492,510
Total		31,821,880
Multiline Retail 2.2%
Dollar General Corp.	405,900	30,138,075
Macy's, Inc.	218,950	9,460,829
Total		39,598,904
Specialty Retail 8.7%
Advance Auto Parts, Inc.	63,230	9,385,861
Burlington Stores, Inc.(a)	211,110	11,834,827
Foot Locker, Inc.	399,505	24,969,062
L Brands, Inc.	275,430	23,353,710
Michaels Companies, Inc. (The)(a)	420,450	9,796,485
O'Reilly Automotive, Inc.(a)	89,790	23,374,133
Ross Stores, Inc.	499,770	27,477,355
Tractor Supply Co.	148,680	12,573,868
Ulta Salon Cosmetics & Fragrance, Inc.(a)	52,960	8,748,462

Common Stocks (continued)

Issuer	Shares	Value ($)
Williams-Sonoma, Inc.	101,585	5,293,594
Total		156,807,357
Textiles, Apparel & Luxury Goods 3.0%
Carter's, Inc.	118,130	12,005,552
Kate Spade & Co.(a)	813,300	16,119,606
PVH Corp.	161,560	12,787,474
Skechers U.S.A., Inc., Class A(a)	400,240	13,175,901
Total		54,088,533
Total Consumer Discretionary		425,540,565
CONSUMER STAPLES 7.1%
Beverages 3.8%
Brown-Forman Corp., Class B	150,844	14,853,609
Coca-Cola Enterprises, Inc.	383,330	18,595,338
Constellation Brands, Inc., Class A	198,570	28,083,755
Monster Beverage Corp.(a)	54,160	6,797,080
Total		68,329,782
Food Products 3.3%
Blue Buffalo Pet Products, Inc.(a)	615,251	11,259,093
Hain Celestial Group, Inc. (The)(a)	249,920	9,239,542
Pilgrim's Pride Corp.(a)	385,961	9,436,747
Tyson Foods, Inc., Class A	291,370	18,866,208
WhiteWave Foods Co. (The), Class A(a)	283,617	10,981,650
Total		59,783,240
Total Consumer Staples		128,113,022
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Concho Resources, Inc.(a)	114,847	10,363,793
Total Energy		10,363,793
FINANCIALS 11.7%
Banks 2.5%
Bank of the Ozarks, Inc.	119,540	4,523,394
First Republic Bank	86,780	5,340,441
Signature Bank(a)	207,562	26,889,657
SVB Financial Group(a)	101,729	9,038,622
Total		45,792,114
Capital Markets 1.3%
Invesco Ltd.	452,414	12,097,550

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
T. Rowe Price Group, Inc.	153,190	10,586,961
Total		22,684,511
Diversified Financial Services 2.6%
CBOE Holdings, Inc.	112,940	7,058,750
Intercontinental Exchange, Inc.	50,710	12,092,307
McGraw Hill Financial, Inc.	180,670	16,213,326
Moody's Corp.	117,595	10,442,436
Total		45,806,819
Insurance 0.9%
Aon PLC	164,570	15,681,875
Real Estate Investment Trusts (REITs) 3.5%
Alexandria Real Estate Equities, Inc.	192,560	15,243,050
Crown Castle International Corp.	302,720	26,185,280
Extra Space Storage, Inc.	265,210	21,787,001
Total		63,215,331
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	272,600	6,926,766
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	823,243	8,891,024
Total Financials		208,998,440
HEALTH CARE 13.7%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc.(a)	244,800	20,041,776
Incyte Corp.(a)	300,383	22,078,150
Medivation, Inc.(a)	247,130	8,839,840
Total		50,959,766
Health Care Equipment & Supplies 4.2%
Align Technology, Inc.(a)	121,160	8,000,195
CR Bard, Inc.	112,100	21,565,798
DENTSPLY SIRONA, Inc.	183,430	11,181,893
DexCom, Inc.(a)	124,327	8,088,715
Edwards Lifesciences Corp.(a)	115,040	10,008,480
IDEXX Laboratories, Inc.(a)	125,600	9,188,896
Intuitive Surgical, Inc.(a)	12,840	7,229,690
Total		75,263,667
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	153,730	13,316,093
Cardinal Health, Inc.	123,300	10,073,610
Centene Corp.(a)	176,390	10,047,174

Common Stocks (continued)

Issuer	Shares	Value ($)
Henry Schein, Inc.(a)	102,588	16,973,185
Total		50,410,062
Health Care Technology 1.1%
Cerner Corp.(a)	198,965	10,159,153
IMS Health Holdings, Inc.(a)	346,940	8,944,113
Total		19,103,266
Life Sciences Tools & Services 0.5%
ICON PLC(a)	126,950	9,033,762
Pharmaceuticals 2.3%
Endo International PLC(a)	289,570	12,106,922
Jazz Pharmaceuticals PLC(a)	76,140	9,257,101
Mallinckrodt PLC(a)	129,070	8,393,422
Zoetis, Inc.	289,160	11,872,910
Total		41,630,355
Total Health Care		246,400,878
INDUSTRIALS 14.8%
Aerospace & Defense 0.7%
Spirit AeroSystems Holdings, Inc., Class A(a)	261,420	12,025,320
Airlines 2.6%
Alaska Air Group, Inc.	320,350	23,673,865
Southwest Airlines Co.	552,660	23,184,087
Total		46,857,952
Building Products 1.3%
AO Smith Corp.	235,780	16,594,196
Fortune Brands Home & Security, Inc.	146,300	7,347,186
Total		23,941,382
Electrical Equipment 2.5%
Acuity Brands, Inc.	59,790	12,521,820
AMETEK, Inc.	481,713	22,356,300
Rockwell Automation, Inc.	99,423	10,348,940
Total		45,227,060
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	105,480	17,713,256
Machinery 2.8%
Ingersoll-Rand PLC	174,790	9,711,332
Middleby Corp. (The)(a)	141,380	13,091,788
Snap-On, Inc.	73,870	10,686,773

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wabtec Corp.	229,340	16,191,404
Total		49,681,297
Professional Services 1.3%
Nielsen Holdings PLC	430,830	21,687,982
Verisk Analytics, Inc.(a)	25,486	1,856,401
Total		23,544,383
Road & Rail 0.9%
JB Hunt Transport Services, Inc.	201,930	15,405,240
Trading Companies & Distributors 1.7%
Fastenal Co.	429,560	19,454,773
United Rentals, Inc.(a)	213,720	11,021,540
Total		30,476,313
Total Industrials		264,872,203
INFORMATION TECHNOLOGY 18.4%
Communications Equipment 1.0%
Palo Alto Networks, Inc.(a)	118,110	17,101,147
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	169,870	9,015,001
Internet Software & Services 1.3%
Akamai Technologies, Inc.(a)	116,810	6,304,236
CoStar Group, Inc.(a)	49,589	8,780,228
LinkedIn Corp., Class A(a)	76,490	8,963,863
Total		24,048,327
IT Services 5.1%
Alliance Data Systems Corp.(a)	68,320	14,356,082
Euronet Worldwide, Inc.(a)	130,030	8,522,166
Fidelity National Information Services, Inc.	264,640	15,415,280
FleetCor Technologies, Inc.(a)	100,990	12,895,413
Gartner, Inc.(a)	105,940	8,729,456
Global Payments, Inc.	92,110	5,614,104
Jack Henry & Associates, Inc.	79,770	6,560,285
Vantiv, Inc., Class A(a)	200,830	10,451,193
WEX, Inc.(a)	135,320	8,836,396
Total		91,380,375
Semiconductors & Semiconductor Equipment 3.3%
Lam Research Corp.	240,890	17,657,237
Linear Technology Corp.	210,950	9,201,639
Microchip Technology, Inc.	185,887	8,270,113
NXP Semiconductors NV(a)	65,993	4,701,341

Common Stocks (continued)

Issuer	Shares	Value ($)
Skyworks Solutions, Inc.	280,491	18,638,627
Total		58,468,957
Software 7.2%
Activision Blizzard, Inc.	595,126	18,847,641
Citrix Systems, Inc.(a)	127,780	9,027,657
Electronic Arts, Inc.(a)	504,660	32,419,358
Intuit, Inc.	247,445	23,913,085
Red Hat, Inc.(a)	275,912	18,030,849
ServiceNow, Inc.(a)	158,958	8,741,100
Tableau Software, Inc., Class A(a)	128,630	5,871,960
Ultimate Software Group, Inc. (The)(a)	74,640	12,820,166
Total		129,671,816
Total Information Technology		329,685,623
MATERIALS 6.0%
Chemicals 3.3%
Eastman Chemical Co.	144,533	9,271,792
International Flavors & Fragrances, Inc.	71,264	7,360,859
Sherwin-Williams Co. (The)	109,095	29,510,197
Westlake Chemical Corp.	310,799	13,401,653
Total		59,544,501
Containers & Packaging 2.7%
International Paper Co.	521,940	18,633,258
Sealed Air Corp.	446,760	20,430,335
Westrock Co.	265,072	8,951,481
Total		48,015,074
Total Materials		107,559,575
Total Common Stocks (Cost: $1,490,234,717)		1,721,534,099

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	51,937,033	51,937,033
Total Money Market Funds (Cost: $51,937,033)		51,937,033
Total Investments (Cost: $1,542,171,750)		1,773,471,132
Other Assets & Liabilities, Net		20,208,745
Net Assets		1,793,679,877

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	90,396,048	416,973,393	(455,432,408)	51,937,033	90,446	51,937,033

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	425,540,565	—	—	425,540,565
Consumer Staples	128,113,022	—	—	128,113,022
Energy	10,363,793	—	—	10,363,793
Financials	208,998,440	—	—	208,998,440
Health Care	246,400,878	—	—	246,400,878
Industrials	264,872,203	—	—	264,872,203
Information Technology	329,685,623	—	—	329,685,623
Materials	107,559,575	—	—	107,559,575
Total Common Stocks	1,721,534,099	—	—	1,721,534,099
Money Market Funds	—	51,937,033	—	51,937,033
Total Investments	1,721,534,099	51,937,033	—	1,773,471,132

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,490,234,717)	$1,721,534,099
Affiliated issuers (identified cost $51,937,033)	51,937,033
Total investments (identified cost $1,542,171,750)	1,773,471,132
Receivable for:
Investments sold	41,208,467
Capital shares sold	532,287
Dividends	2,211,793
Prepaid expenses	8,670
Trustees' deferred compensation plan	112,774
Other assets	36,080
Total assets	1,817,581,203
Liabilities
Payable for:
Investments purchased	21,893,495
Capital shares purchased	1,343,634
Investment management fees	111,730
Distribution and/or service fees	22,853
Transfer agent fees	215,466
Plan administration fees	87
Compensation of board members	56,203
Chief compliance officer expenses	186
Other expenses	144,898
Trustees' deferred compensation plan	112,774
Total liabilities	23,901,326
Net assets applicable to outstanding capital stock	$1,793,679,877
Represented by
Paid-in capital	$1,591,120,257
Undistributed net investment income	2,248,331
Accumulated net realized loss	(30,988,093)
Unrealized appreciation (depreciation) on:
Investments	231,299,382
Total — representing net assets applicable to outstanding capital stock	$1,793,679,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$847,678,166
Shares outstanding	37,566,082
Net asset value per share	$22.56
Maximum offering price per share(a)	$23.94
Class B
Net assets	$5,195,690
Shares outstanding	266,692
Net asset value per share	$19.48
Class C
Net assets	$46,005,991
Shares outstanding	2,348,400
Net asset value per share	$19.59
Class I
Net assets	$2,164
Shares outstanding	90
Net asset value per share(b)	$24.00
Class K
Net assets	$411,755
Shares outstanding	17,350
Net asset value per share	$23.73
Class R
Net assets	$15,824,774
Shares outstanding	724,074
Net asset value per share	$21.86
Class R4
Net assets	$24,278,882
Shares outstanding	996,862
Net asset value per share	$24.36
Class R5
Net assets	$36,404,296
Shares outstanding	1,522,899
Net asset value per share	$23.90
Class T
Net assets	$20,166,610
Shares outstanding	896,615
Net asset value per share	$22.49
Maximum offering price per share(a)	$23.86
Class W
Net assets	$155,794
Shares outstanding	6,904
Net asset value per share	$22.57

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class Y
Net assets	$994,339
Shares outstanding	41,607
Net asset value per share	$23.90
Class Z
Net assets	$796,561,416
Shares outstanding	33,511,759
Net asset value per share	$23.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,130,171
Dividends — affiliated issuers	90,446
Total income	13,220,617
Expenses:
Investment management fees	7,281,998
Distribution and/or service fees
Class A	1,137,643
Class B	33,156
Class C	247,791
Class R	44,314
Class T	27,027
Class W	227
Transfer agent fees
Class A	745,717
Class B	5,420
Class C	40,610
Class K	113
Class R	14,509
Class R4	21,714
Class R5	9,015
Class T	17,716
Class W	149
Class Z	721,900
Plan administration fees
Class K	566
Compensation of board members	23,136
Custodian fees	11,411
Printing and postage fees	101,769
Registration fees	72,098
Audit fees	12,223
Legal fees	34,833
Chief compliance officer expenses	513
Other	30,879
Total expenses	10,636,447
Net investment income	2,584,170
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,232,980
Net realized gain	18,232,980
Net change in unrealized appreciation (depreciation) on:
Investments	(166,202,376)
Net change in unrealized depreciation	(166,202,376)
Net realized and unrealized loss	(147,969,396)
Net decrease in net assets from operations	$(145,385,226)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$2,584,170	$20,042,069
Net realized gain	18,232,980	319,648,959
Net change in unrealized depreciation	(166,202,376)	(218,187,874)
Net increase (decrease) in net assets resulting from operations	(145,385,226)	121,503,154
Distributions to shareholders
Net investment income
Class A	(8,258,128)	—
Class B	(7,102)	—
Class C	(52,349)	—
Class I	(35)	—
Class K	(4,691)	—
Class R	(118,953)	—
Class R4	(301,659)	—
Class R5	(446,456)	—
Class T	(195,429)	—
Class W	(1,679)	—
Class Y	(33)	—
Class Z	(10,100,197)	—
Net realized gains
Class A	(134,277,745)	(148,818,366)
Class B	(1,121,198)	(1,954,906)
Class C	(8,264,319)	(8,485,326)
Class I	(372)	(7,528,333)
Class K	(66,547)	(57,329)
Class R	(2,752,903)	(3,548,457)
Class R4	(3,732,458)	(105,003)
Class R5	(5,020,124)	(5,182,347)
Class T	(3,208,605)	(3,670,320)
Class W	(27,238)	(38,026)
Class Y	(350)	(431)
Class Z	(126,068,525)	(159,524,590)
Total distributions to shareholders	(304,027,095)	(338,913,434)
Increase (decrease) in net assets from capital stock activity	189,123,113	(220,893,183)
Total decrease in net assets	(260,289,208)	(438,303,463)
Net assets at beginning of period	2,053,969,085	2,492,272,548
Net assets at end of period	$1,793,679,877	$2,053,969,085
Undistributed net investment income	$2,248,331	$19,150,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	1,627,078	41,411,097	2,316,713	68,516,197
Distributions reinvested	5,398,619	134,317,631	5,058,499	140,221,584
Redemptions	(2,530,624)	(65,401,839)	(5,287,673)	(157,813,159)
Net increase	4,495,073	110,326,889	2,087,539	50,924,622
Class B shares
Subscriptions	6,505	157,288	9,836	253,912
Distributions reinvested	50,234	1,081,033	76,220	1,868,145
Redemptions(a)	(98,719)	(2,180,031)	(236,661)	(6,215,032)
Net decrease	(41,980)	(941,710)	(150,605)	(4,092,975)
Class C shares
Subscriptions	252,777	5,604,172	268,540	6,974,565
Distributions reinvested	343,555	7,434,524	297,080	7,314,114
Redemptions	(294,615)	(6,595,848)	(341,673)	(8,997,212)
Net increase	301,717	6,442,848	223,947	5,291,467
Class I shares
Subscriptions	—	—	494,672	16,334,466
Distributions reinvested	—	—	257,981	7,527,875
Redemptions	—	—	(6,696,099)	(221,663,215)
Net increase (decrease)	—	—	(5,943,446)	(197,800,874)
Class K shares
Subscriptions	1,607	47,047	2,324	70,306
Distributions reinvested	2,709	70,871	1,966	56,912
Redemptions	(2,150)	(53,968)	(605)	(19,259)
Net increase	2,166	63,950	3,685	107,959
Class R shares
Subscriptions	162,038	4,020,811	199,493	5,763,107
Distributions reinvested	82,209	1,982,060	96,740	2,611,023
Redemptions	(200,380)	(5,012,525)	(411,370)	(11,808,786)
Net increase (decrease)	43,867	990,346	(115,137)	(3,434,656)
Class R4 shares
Subscriptions	173,503	5,019,894	898,802	28,857,053
Distributions reinvested	150,289	4,033,752	3,477	102,854
Redemptions	(204,438)	(5,442,529)	(35,739)	(1,139,034)
Net increase	119,354	3,611,117	866,540	27,820,873

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	196,403	5,042,238	452,364	14,094,437
Distributions reinvested	207,604	5,466,222	178,074	5,181,943
Redemptions	(125,783)	(3,523,794)	(319,238)	(9,882,628)
Net increase	278,224	6,984,666	311,200	9,393,752
Class T shares
Subscriptions	16,765	414,997	17,670	496,409
Distributions reinvested	116,269	2,883,462	110,863	3,065,366
Redemptions	(26,022)	(684,144)	(86,131)	(2,545,667)
Net increase	107,012	2,614,315	42,402	1,016,108
Class W shares
Distributions reinvested	1,148	28,562	1,357	37,620
Redemptions	(1,251)	(31,809)	(3,195)	(95,530)
Net decrease	(103)	(3,247)	(1,838)	(57,910)
Class Y shares
Subscriptions	41,808	1,072,526	66	2,219
Redemptions	(286)	(6,772)	(7,446)	(245,773)
Net increase (decrease)	41,522	1,065,754	(7,380)	(243,554)
Class Z shares
Subscriptions	1,214,857	32,248,442	1,815,074	55,869,162
Distributions reinvested	3,643,504	95,423,366	3,690,742	106,920,783
Redemptions	(2,603,968)	(69,703,623)	(8,664,812)	(272,607,940)
Net increase (decrease)	2,254,393	57,968,185	(3,158,996)	(109,817,995)
Total net increase (decrease)	7,601,245	189,123,113	(5,842,089)	(220,893,183)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$28.69		$32.14		$29.89		$26.41		$25.75		$20.22
Income from investment operations:
Net investment income (loss)	0.02		0.25	(a)	(0.13)		(0.11)		(0.06)		(0.17)
Net realized and unrealized gain (loss)	(1.77)		1.29		5.45		4.36		1.55		5.70
Total from investment operations	(1.75)		1.54		5.32		4.25		1.49		5.53
Less distributions to shareholders:
Net investment income	(0.26)		—		—		—		—		—
Net realized gains	(4.12)		(4.99)		(3.07)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.38)		(4.99)		(3.07)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$22.56		$28.69		$32.14		$29.89		$26.41		$25.75
Total return	(7.54%)		5.33%		18.77%		16.60%		5.97%		27.35%
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)	1.19%		1.19%		1.20%		1.22%		1.19	%(e)
Total net expenses(f)	1.19	%(d)	1.19	%(g)	1.19	%(g)	1.20	%(g)	1.22	%(g)	1.19	%(e)(g)
Net investment income (loss)	0.17	%(d)	0.83%		(0.42%)		(0.40%)		(0.22%)		(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$847,678		$948,826		$995,730		$986,482		$330,302		$304,214
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.35 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$25.22		$28.88		$27.20		$24.29		$23.92		$18.93
Income from investment operations:
Net investment loss	(0.07)		(0.05	)(a)	(0.33)		(0.31)		(0.23)		(0.34)
Net realized and unrealized gain (loss)	(1.52)		1.22		4.94		3.99		1.43		5.33
Total from investment operations	(1.59)		1.17		4.61		3.68		1.20		4.99
Less distributions to shareholders:
Net investment income	(0.03)		—		—		—		—		—
Net realized gains	(4.12)		(4.83)		(2.93)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.15)		(4.83)		(2.93)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$19.48		$25.22		$28.88		$27.20		$24.29		$23.92
Total return	(7.87%)		4.54%		17.88%		15.68%		5.19%		26.36%
Ratios to average net assets(c)
Total gross expenses	1.94	%(d)	1.94%		1.94%		1.95%		1.99%		1.95	%(e)
Total net expenses(f)	1.94	%(d)	1.94	%(g)	1.94	%(g)	1.95	%(g)	1.99	%(g)	1.95	%(e)(g)
Net investment loss	(0.64	%)(d)	(0.18%)		(1.18%)		(1.20%)		(0.99%)		(1.39%)
Supplemental data
Net assets, end of period (in thousands)	$5,196		$7,785		$13,264		$17,994		$5,140		$7,604
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.24 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$25.34		$28.99		$27.30		$24.37		$23.99		$18.98
Income from investment operations:
Net investment income (loss)	(0.07)		0.03	(a)	(0.33)		(0.26)		(0.23)		(0.35)
Net realized and unrealized gain (loss)	(1.53)		1.15		4.95		3.96		1.44		5.36
Total from investment operations	(1.60)		1.18		4.62		3.70		1.21		5.01
Less distributions to shareholders:
Net investment income	(0.03)		—		—		—		—		—
Net realized gains	(4.12)		(4.83)		(2.93)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.15)		(4.83)		(2.93)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$19.59		$25.34		$28.99		$27.30		$24.37		$23.99
Total return	(7.87%)		4.56%		17.84%		15.71%		5.22%		26.40%
Ratios to average net assets(c)
Total gross expenses	1.94	%(d)	1.94%		1.94%		1.96%		1.98%		1.94	%(e)
Total net expenses(f)	1.94	%(d)	1.94	%(g)	1.94	%(g)	1.96	%(g)	1.98	%(g)	1.94	%(e)(g)
Net investment income (loss)	(0.58	%)(d)	0.11%		(1.17%)		(1.04%)		(0.98%)		(1.39%)
Supplemental data
Net assets, end of period (in thousands)	$46,006		$51,859		$52,845		$52,284		$45,236		$54,224
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.32 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class I	(Unaudited)		2015		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$30.32		$33.62		$31.09		$27.33	$26.49	$23.23
Income from investment operations:
Net investment income (loss)	0.08		0.00	(b)(c)	(0.00	)(b)	0.05	0.06	(0.06)
Net realized and unrealized gain (loss)	(1.89)		1.78		5.69		4.48	1.61	3.32
Total from investment operations	(1.81)		1.78		5.69		4.53	1.67	3.26
Less distributions to shareholders:
Net investment income	(0.39)		—		—		—	—	—
Net realized gains	(4.12)		(5.08)		(3.16)		(0.77)	(0.83)	—
Total distributions to shareholders	(4.51)		(5.08)		(3.16)		(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—		—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$24.00		$30.32		$33.62		$31.09	$27.33	$26.49
Total return	(7.35%)		5.88%		19.27%		17.08%	6.49%	14.03%
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)	0.76%		0.75%		0.77%	0.78%	0.80	%(e)(f)
Total net expenses(g)	0.76	%(e)	0.76%		0.75%		0.77%	0.78%	0.80	%(e)(f)(h)
Net investment income (loss)	0.56	%(e)	0.01%		(0.00	%)(b)	0.17%	0.23%	(0.22	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$199,823		$240,974	$268,601	$180,383
Portfolio turnover	73%		101%		100%		109%	141%	138%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to less than $0.01 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class K	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$29.97		$33.35	$30.89	$28.08
Income from investment operations:
Net investment income (loss)	0.04		0.33 (b)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	(1.87)		1.31	5.64	2.87
Total from investment operations	(1.83)		1.64	5.56	2.81
Less distributions to shareholders:
Net investment income	(0.29)		—	—	—
Net realized gains	(4.12)		(5.02)	(3.10)	—
Total distributions to shareholders	(4.41)		(5.02)	(3.10)	—
Net asset value, end of period	$23.73		$29.97	$33.35	$30.89
Total return	(7.47%)		5.45%	18.95%	10.01%
Ratios to average net assets(c)
Total gross expenses	1.08	%(d)	1.07%	1.05%	1.05	%(d)
Total net expenses(e)	1.08	%(d)	1.07%	1.05%	1.05	%(d)
Net investment income (loss)	0.27	%(d)	1.07%	(0.26%)	(0.42	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$412		$455	$383	$396
Portfolio turnover	73%		101%	100%	109%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$27.88		$31.39		$29.28		$25.96		$25.38		$19.98
Income from investment operations:
Net investment income (loss)	(0.01)		0.15	(a)	(0.20)		(0.14)		(0.12)		(0.23)
Net realized and unrealized gain (loss)	(1.71)		1.28		5.33		4.23		1.53		5.63
Total from investment operations	(1.72)		1.43		5.13		4.09		1.41		5.40
Less distributions to shareholders:
Net investment income	(0.18)		—		—		—		—		—
Net realized gains	(4.12)		(4.94)		(3.02)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.30)		(4.94)		(3.02)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$21.86		$27.88		$31.39		$29.28		$25.96		$25.38
Total return	(7.61%)		5.06%		18.47%		16.27%		5.73%		27.03%
Ratios to average net assets(c)
Total gross expenses	1.44	%(d)	1.44%		1.44%		1.46%		1.48%		1.44	%(e)
Total net expenses(f)	1.44	%(d)	1.44	%(g)	1.44	%(g)	1.46	%(g)	1.48	%(g)	1.44	%(e)(g)
Net investment income (loss)	(0.10	%)(d)	0.52%		(0.67%)		(0.53%)		(0.48%)		(0.88%)
Supplemental data
Net assets, end of period (in thousands)	$15,825		$18,965		$24,965		$27,574		$25,613		$26,196
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.32 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$30.67		$33.99		$31.42		$26.58
Income from investment operations:
Net investment income (loss)	0.06		1.93	(b)	(0.03)		(0.09)
Net realized and unrealized gain (loss)	(1.91)		(0.21	)(c)	5.72		5.70
Total from investment operations	(1.85)		1.72		5.69		5.61
Less distributions to shareholders:
Net investment income	(0.34)		—		—		—
Net realized gains	(4.12)		(5.04)		(3.12)		(0.77)
Total distributions to shareholders	(4.46)		(5.04)		(3.12)		(0.77)
Net asset value, end of period	$24.36		$30.67		$33.99		$31.42
Total return	(7.39%)		5.61%		19.05%		21.61%
Ratios to average net assets(d)
Total gross expenses	0.94	%(e)	0.93%		0.94%		1.08	%(e)
Total net expenses(f)	0.94	%(e)	0.93	%(g)	0.94	%(g)	0.96	%(e)(g)
Net investment income (loss)	0.44	%(e)	6.10%		(0.08%)		(0.41	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$24,279		$26,912		$373		$30
Portfolio turnover	73%		101%		100%		109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $2.00 per share.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$30.20		$33.54	$31.03	$27.31	$26.47	$28.05
Income from investment operations:
Net investment income (loss)	0.08		0.40 (b)	0.03	(0.04)	0.06	(0.03)
Net realized and unrealized gain (loss)	(1.89)		1.33	5.63	4.53	1.61	(1.55	)(c)
Total from investment operations	(1.81)		1.73	5.66	4.49	1.67	(1.58)
Less distributions to shareholders:
Net investment income	(0.37)		—	—	—	—	—
Net realized gains	(4.12)		(5.07)	(3.15)	(0.77)	(0.83)	—
Total distributions to shareholders	(4.49)		(5.07)	(3.15)	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—	—	—	0.00 (d)	—
Net asset value, end of period	$23.90		$30.20	$33.54	$31.03	$27.31	$26.47
Total return	(7.37%)		5.72%	19.21%	16.94%	6.50%	(5.63%)
Ratios to average net assets(e)
Total gross expenses	0.83	%(f)	0.82%	0.81%	0.81%	0.78%	0.78	%(f)(g)
Total net expenses(h)	0.83	%(f)	0.82%	0.81%	0.81%	0.78%	0.78	%(f)(g)(i)
Net investment income (loss)	0.56	%(f)	1.28%	0.09%	(0.14%)	0.22%	(0.24	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$36,404		$37,589	$31,305	$3,847	$2,336	$2,198
Portfolio turnover	73%		101%	100%	109%	141%	138%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class T	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$28.61		$32.05		$29.82		$26.37		$25.72		$20.21
Income from investment operations:
Net investment income (loss)	0.02		0.24	(a)	(0.14)		(0.09)		(0.07)		(0.18)
Net realized and unrealized gain (loss)	(1.77)		1.30		5.43		4.31		1.55		5.69
Total from investment operations	(1.75)		1.54		5.29		4.22		1.48		5.51
Less distributions to shareholders:
Net investment income	(0.25)		—		—		—		—		—
Net realized gains	(4.12)		(4.98)		(3.06)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.37)		(4.98)		(3.06)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$22.49		$28.61		$32.05		$29.82		$26.37		$25.72
Total return	(7.53%)		5.34%		18.69%		16.51%		5.94%		27.26%
Ratios to average net assets(c)
Total gross expenses	1.19	%(d)	1.20%		1.24%		1.26%		1.28%		1.26	%(e)
Total net expenses(f)	1.19	%(d)	1.20	%(g)	1.24	%(g)	1.26	%(g)	1.28	%(g)	1.26	%(e)(g)
Net investment income	0.17	%(d)	0.80%		(0.47%)		(0.32%)		(0.28%)		(0.69%)
Supplemental data
Net assets, end of period (in thousands)	$20,167		$22,590		$23,951		$22,027		$20,965		$22,127
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.34 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$28.69		$32.15		$29.91		$26.43		$25.76		$22.67
Income from investment operations:
Net investment income (loss)	0.02		0.21	(b)	(0.23)		(0.08)		(0.05)		(0.16)
Net realized and unrealized gain (loss)	(1.76)		1.33		5.54		4.33		1.55		3.25
Total from investment operations	(1.74)		1.54		5.31		4.25		1.50		3.09
Less distributions to shareholders:
Net investment income	(0.26)		—		—		—		—		—
Net realized gains	(4.12)		(5.00)		(3.07)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.38)		(5.00)		(3.07)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$22.57		$28.69		$32.15		$29.91		$26.43		$25.76
Total return	(7.49%)		5.32%		18.71%		16.59%		6.01%		13.63%
Ratios to average net assets(d)
Total gross expenses	1.19	%(e)	1.19%		1.14%		1.21%		1.22%		1.19	%(e)(f)
Total net expenses(g)	1.19	%(e)	1.19	%(h)	1.14	%(h)	1.21	%(h)	1.22	%(h)	1.19	%(e)(f)(h)
Net investment income (loss)	0.14	%(e)	0.71%		(0.69%)		(0.28%)		(0.21%)		(0.63	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$156		$201		$284		$104,752		$66,704		$45,119
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.31 per share.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$30.21		$33.53	$31.01	$27.26	$26.46	$20.72
Income from investment operations:
Net investment income (loss)	0.24		0.05 (a)	0.01	0.07	0.03	(0.04)
Net realized and unrealized gain (loss)	(2.03)		1.71	5.66	4.45	1.60	5.78
Total from investment operations	(1.79)		1.76	5.67	4.52	1.63	5.74
Less distributions to shareholders:
Net investment income	(0.40)		—	—	—	—	—
Net realized gains	(4.12)		(5.08)	(3.15)	(0.77)	(0.83)	—
Total distributions to shareholders	(4.52)		(5.08)	(3.15)	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—	—	—	0.00 (b)	0.00	(b)
Net asset value, end of period	$23.90		$30.21	$33.53	$31.01	$27.26	$26.46
Total return	(7.31%)		5.83%	19.24%	17.09%	6.35%	27.70%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.73%	0.75%	0.83%	0.88%	0.86	%(e)
Total net expenses(f)	0.80	%(d)	0.73%	0.75%	0.83%	0.88%	0.86	%(e)(g)
Net investment income (loss)	2.11	%(d)	0.15%	0.02%	0.26%	0.10%	(0.15%)
Supplemental data
Net assets, end of period (in thousands)	$994		$3	$250	$229	$16	$32
Portfolio turnover	73%		101%	100%	109%	141%	138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.04 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$30.03		$33.39		$30.91		$27.23		$26.45		$20.72
Income from investment operations:
Net investment income (loss)	0.06		0.32	(a)	(0.06)		(0.00	)(b)	0.01		(0.10)
Net realized and unrealized gain (loss)	(1.87)		1.36		5.66		4.45		1.60		5.83
Total from investment operations	(1.81)		1.68		5.60		4.45		1.61		5.73
Less distributions to shareholders:
Net investment income	(0.33)		—		—		—		—		—
Net realized gains	(4.12)		(5.04)		(3.12)		(0.77)		(0.83)		—
Total distributions to shareholders	(4.45)		(5.04)		(3.12)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$23.77		$30.03		$33.39		$30.91		$27.23		$26.45
Total return	(7.39%)		5.58%		19.07%		16.84%		6.27%		27.65%
Ratios to average net assets(c)
Total gross expenses	0.94	%(d)	0.94%		0.94%		0.96%		0.97%		0.95	%(e)
Total net expenses(f)	0.94	%(d)	0.94	%(g)	0.94	%(g)	0.96	%(g)	0.97	%(g)	0.95	%(e)(g)
Net investment income (loss)	0.41	%(d)	1.01%		(0.17%)		(0.01%)		0.03%		(0.39%)
Supplemental data
Net assets, end of period (in thousands)	$796,561		$938,781		$1,149,098		$1,196,953		$1,274,026		$1,198,927
Portfolio turnover	73%		101%		100%		109%		141%		138%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.34 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets

Semiannual Report 2016
30

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result

Semiannual Report 2016
31

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.65% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.75% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement.

Semiannual Report 2016
32

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $4,700,583, and the administrative services fee paid to the Investment Manager was $365,736.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class T	0.16
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 29, 2016, the Fund's total potential future obligation over the life of the Guaranty is $112,933. The liability remaining at February 29, 2016 for non-recurring charges associated with the lease amounted to $65,272 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 29, 2016 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Semiannual Report 2016
33

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 29, 2016 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $222,099 for Class A, $80 for Class B, $1,560 for Class C and $641 for Class T shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.25%	1.30%
Class B	2.00	2.05
Class C	2.00	2.05
Class I	0.88	0.92
Class K	1.18	1.22
Class R	1.50	1.55
Class R4	1.00	1.05
Class R5	0.93	0.97
Class T	1.25	1.30
Class W	1.25	1.30
Class Y	0.88	0.92
Class Z	1.00	1.05

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain

Semiannual Report 2016
34

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $1,542,172,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$290,405,000
Unrealized depreciation	(59,106,000)
Net unrealized appreciation	$231,299,000

The following capital loss carryforwards, determined as of August 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	27,659,954

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,384,656,841 and $1,465,488,376, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Semiannual Report 2016
35

COLUMBIA MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, one unaffiliated shareholder of record owned 12.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA MID CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR194_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA BALANCED FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

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Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA BALANCED FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	29
Statement of Operations	31
Statement of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	44
Important Information About This Report	55

Semiannual Report 2016

COLUMBIA BALANCED FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Balanced Fund (the Fund) Class A shares returned -0.60% excluding sales charges for the six-month period that ended February 29, 2016.

■  The Fund underperformed its Blended Index, which returned 0.46% during the same time period.

■  During the same time period, the broad U.S. equity market, measured by the S&P 500 Index, returned -0.92%, while the broad U.S. fixed-income market, measured by the Barclays U.S. Aggregate Bond Index, returned 2.20%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-0.60	-3.61	7.83	7.13
Including sales charges		-6.31	-9.16	6.56	6.50
Class B	11/01/02
Excluding sales charges		-0.99	-4.36	7.02	6.32
Including sales charges		-5.81	-9.00	6.71	6.32
Class C	10/13/03
Excluding sales charges		-0.97	-4.33	7.03	6.32
Including sales charges		-1.93	-5.26	7.03	6.32
Class K*	03/07/11	-0.55	-3.52	7.93	7.17
Class R*	09/27/10	-0.70	-3.86	7.57	6.85
Class R4*	11/08/12	-0.47	-3.35	8.11	7.39
Class R5*	03/07/11	-0.42	-3.28	8.21	7.44
Class Y*	11/08/12	-0.40	-3.23	8.22	7.45
Class Z	10/01/91	-0.48	-3.38	8.09	7.39
Blended Index		0.46	-2.99	7.68	6.04
S&P 500 Index		-0.92	-6.19	10.13	6.44
Barclays U.S. Aggregate Bond Index		2.20	1.50	3.60	4.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Blended Index is a weighted custom composite consisting of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl, CFA

Top Ten Holdings (%) (at February 29, 2016)
U.S. Treasury 08/15/40 3.875%	3.2
Apple, Inc.	2.0
Verizon Communications, Inc.	2.0
Berkshire Hathaway, Inc., Class B	1.9
CVS Health Corp.	1.7
Microsoft Corp.	1.7
Alphabet, Inc., Class C	1.7
Johnson & Johnson	1.6
Citigroup, Inc.	1.6
Medtronic PLC	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Asset-Backed Securities — Non-Agency	1.8
Commercial Mortgage-Backed Securities — Agency	2.7
Commercial Mortgage-Backed Securities — Non-Agency	3.2
Common Stocks	58.0
Corporate Bonds & Notes	11.8
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	1.0
Money Market Funds	8.6
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	8.7
Residential Mortgage-Backed Securities — Non-Agency	0.7
Senior Loans	0.0	(a)
U.S. Treasury Obligations	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2016

COLUMBIA BALANCED FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.00	1,019.74	5.11	5.17	1.03
Class B	1,000.00	1,000.00	990.10	1,016.01	8.81	8.92	1.78
Class C	1,000.00	1,000.00	990.30	1,016.01	8.81	8.92	1.78
Class K	1,000.00	1,000.00	994.50	1,020.24	4.61	4.67	0.93
Class R	1,000.00	1,000.00	993.00	1,018.50	6.34	6.42	1.28
Class R4	1,000.00	1,000.00	995.30	1,020.98	3.87	3.92	0.78
Class R5	1,000.00	1,000.00	995.80	1,021.48	3.37	3.42	0.68
Class Y	1,000.00	1,000.00	996.00	1,021.73	3.13	3.17	0.63
Class Z	1,000.00	1,000.00	995.20	1,020.98	3.87	3.92	0.78

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 59.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.6%
Auto Components 1.4%
Delphi Automotive PLC	452,655	30,183,035
Johnson Controls, Inc.	748,675	27,296,691
Total		57,479,726
Hotels, Restaurants & Leisure 1.7%
Aramark	435,225	13,674,770
Marriott International, Inc., Class A	399,330	27,214,339
McDonald's Corp.	262,220	30,729,562
Total		71,618,671
Household Durables 0.2%
Newell Rubbermaid, Inc.	240,757	9,151,173
Media 2.5%
CBS Corp., Class B Non Voting	689,625	33,364,058
Comcast Corp., Class A	1,033,336	59,654,487
Liberty Global PLC, Class C(a)	314,790	11,319,848
Total		104,338,393
Specialty Retail 1.6%
Lowe's Companies, Inc.	778,252	52,555,357
Michaels Companies, Inc. (The)(a)	563,142	13,121,209
Total		65,676,566
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	799,705	31,140,513
PVH Corp.	256,701	20,317,884
Total		51,458,397
Total Consumer Discretionary		359,722,926
CONSUMER STAPLES 4.7%
Beverages 1.8%
Diageo PLC, ADR	258,774	26,550,213
PepsiCo, Inc.	491,848	48,112,571
Total		74,662,784
Food & Staples Retailing 2.1%
CVS Health Corp.	689,000	66,950,130
Walgreens Boots Alliance, Inc.	287,424	22,689,251
Total		89,639,381
Tobacco 0.8%
Philip Morris International, Inc.	363,580	33,096,687
Total Consumer Staples		197,398,852

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 3.5%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	345,760	24,797,907
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	697,085	14,541,193
Chevron Corp.	396,276	33,065,269
ConocoPhillips	320,414	10,839,606
EQT Corp.	170,820	9,521,507
Exxon Mobil Corp.	586,860	47,036,829
Noble Energy, Inc.	212,723	6,275,329
Total		121,279,733
Total Energy		146,077,640
FINANCIALS 9.9%
Banks 4.0%
Citigroup, Inc.	1,610,712	62,576,161
JPMorgan Chase & Co.	1,089,918	61,362,384
Wells Fargo & Co.	912,746	42,826,042
Total		166,764,587
Capital Markets 2.1%
Bank of New York Mellon Corp. (The)	908,286	32,144,241
BlackRock, Inc.	121,016	37,752,151
Invesco Ltd.	644,505	17,234,064
Total		87,130,456
Consumer Finance 0.5%
American Express Co.	416,775	23,164,354
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(a)	550,620	73,876,686
McGraw Hill Financial, Inc.	55,230	4,956,340
Total		78,833,026
Insurance 0.6%
Aon PLC	272,627	25,978,627
Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp.	217,465	20,050,273
Weyerhaeuser Co.	468,605	12,174,358
Total		32,224,631
Total Financials		414,095,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 11.1%
Biotechnology 2.0%
Biogen, Inc.(a)	122,085	31,671,291
Celgene Corp.(a)	321,817	32,448,808
Vertex Pharmaceuticals, Inc.(a)	205,385	17,558,363
Total		81,678,462
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	870,045	33,705,543
Cooper Companies, Inc. (The)	150,225	21,476,166
Medtronic PLC	803,439	62,178,144
Zimmer Biomet Holdings, Inc.	209,765	20,307,350
Total		137,667,203
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	564,611	46,128,719
CIGNA Corp.	220,789	30,824,352
Total		76,953,071
Pharmaceuticals 4.0%
Allergan PLC(a)	87,175	25,290,339
Endo International PLC(a)	270,170	11,295,808
Johnson & Johnson	606,450	63,804,605
Perrigo Co. PLC	82,525	10,418,781
Pfizer, Inc.	1,983,900	58,862,313
Total		169,671,846
Total Health Care		465,970,582
INDUSTRIALS 5.1%
Aerospace & Defense 1.1%
Honeywell International, Inc.	471,223	47,758,451
Air Freight & Logistics 0.5%
FedEx Corp.	155,492	21,283,745
Commercial Services & Supplies 0.3%
Tyco International PLC	297,836	10,477,870
Electrical Equipment 0.4%
Eaton Corp. PLC	298,263	16,914,495
Industrial Conglomerates 1.2%
General Electric Co.	1,751,825	51,048,181

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.6%
Dun & Bradstreet Corp. (The)	149,195	14,291,389
Nielsen Holdings PLC	1,058,185	53,269,033
Total		67,560,422
Total Industrials		215,043,164
INFORMATION TECHNOLOGY 12.6%
Internet Software & Services 3.6%
Alibaba Group Holding Ltd., ADR(a)	40,545	2,789,901
Alphabet, Inc., Class A(a)	48,059	34,468,876
Alphabet, Inc., Class C(a)	92,853	64,790,038
Facebook, Inc., Class A(a)	446,475	47,737,107
Total		149,785,922
IT Services 1.8%
Fidelity National Information Services, Inc.	282,385	16,448,926
First Data Corp., Class A(a)	111,509	1,393,863
MasterCard, Inc., Class A	514,957	44,760,062
PayPal Holdings, Inc.(a)	344,947	13,156,279
Total		75,759,130
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Ltd.	105,660	14,155,270
QUALCOMM, Inc.	342,120	17,376,275
Skyworks Solutions, Inc.	268,583	17,847,340
Total		49,378,885
Software 3.6%
Activision Blizzard, Inc.	1,695,875	53,708,361
Electronic Arts, Inc.(a)	319,852	20,547,293
Intuit, Inc.	138,485	13,383,190
Microsoft Corp.	1,275,654	64,905,276
Total		152,544,120
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	827,545	80,015,326
EMC Corp.	867,845	22,676,790
Total		102,692,116
Total Information Technology		530,160,173

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 0.8%
Chemicals 0.8%
Monsanto Co.	386,930	34,819,831
Total Materials		34,819,831
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	1,535,614	77,901,698
Total Telecommunication Services		77,901,698
UTILITIES 0.9%
Electric Utilities 0.6%
Edison International	358,321	24,423,160
Multi-Utilities 0.3%
DTE Energy Co.	179,160	15,070,939
Total Utilities		39,494,099
Total Common Stocks (Cost: $2,244,900,457)		2,480,684,646

Corporate Bonds & Notes 12.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.3%
BAE Systems Holdings, Inc.(b) 10/07/24	3.800%	3,000,000	3,066,018
Huntington Ingalls Industries, Inc.(b) 12/15/21	5.000%	110,000	115,775
11/15/25	5.000%	18,000	18,866
L-3 Communications Corp. 02/15/21	4.950%	3,500,000	3,648,582
Lockheed Martin Corp. 09/15/21	3.350%	4,600,000	4,831,518
TransDigm, Inc. 10/15/20	5.500%	4,000	3,910
07/15/21	7.500%	35,000	35,963
07/15/24	6.500%	100,000	97,500
TransDigm, Inc.(b) 05/15/25	6.500%	94,000	90,240
Total			11,908,372
AUTOMOTIVE 0.1%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	28,000	27,790
03/15/21	6.250%	75,000	75,563

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC 01/16/18	2.375%	4,300,000	4,277,502
Schaeffler Finance BV(b) 05/15/21	4.250%	196,000	196,980
Schaeffler Holding Finance BV PIK(b) 11/15/19	6.250%	65,000	67,681
Tenneco, Inc. 12/15/24	5.375%	29,000	30,015
ZF North America Capital, Inc.(b) 04/29/25	4.750%	160,000	152,800
Total			4,828,331
BANKING 2.7%
Ally Financial, Inc. 02/15/17	5.500%	54,000	55,013
01/27/19	3.500%	31,000	30,458
02/13/22	4.125%	186,000	180,885
05/19/22	4.625%	153,000	152,809
09/30/24	5.125%	190,000	191,425
03/30/25	4.625%	79,000	76,630
Subordinated 11/20/25	5.750%	54,000	52,380
BB&T Corp.(c) 12/01/16	1.065%	2,000,000	1,995,744
Bank of America Corp. 01/05/21	5.875%	8,000,000	9,027,312
Bank of New York Mellon Corp. (The) 04/15/21	2.500%	5,000,000	5,035,825
Barclays Bank PLC 05/15/24	3.750%	4,500,000	4,680,909
Bear Stearns Companies LLC (The) 02/01/18	7.250%	8,980,000	9,841,487
Capital One Financial Corp. 07/15/21	4.750%	4,500,000	4,844,619
Citigroup, Inc. 01/14/22	4.500%	6,775,000	7,243,403
Credit Suisse AG 09/09/24	3.625%	4,500,000	4,518,117
Discover Financial Services 11/21/22	3.850%	3,300,000	3,256,674
Fifth Third Bancorp 03/15/22	3.500%	2,995,000	3,087,567
Goldman Sachs Group, Inc. (The) 07/08/24	3.850%	9,375,000	9,555,975
HSBC Holdings PLC 04/05/21	5.100%	4,100,000	4,519,118

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington National Bank (The) 06/30/18	2.000%	4,640,000	4,616,795
ING Bank NV(b)(c) 03/16/18	1.068%	4,000,000	3,970,000
Morgan Stanley 01/25/21	5.750%	6,000,000	6,743,262
PNC Bank NA Subordinated 01/30/23	2.950%	4,300,000	4,303,689
Regions Financial Corp. 05/15/18	2.000%	3,180,000	3,151,803
Royal Bank of Scotland Group PLC Subordinated 05/28/24	5.125%	149,000	142,902
State Street Corp. 11/20/23	3.700%	4,510,000	4,793,891
Synovus Financial Corp. 02/15/19	7.875%	113,000	120,910
Subordinated 06/15/17	5.125%	17,000	17,340
Toronto-Dominion Bank (The) 01/22/19	1.950%	5,500,000	5,517,650
U.S. Bancorp Subordinated 07/15/22	2.950%	4,000,000	4,050,484
Wells Fargo & Co. Subordinated 02/13/23	3.450%	5,375,000	5,445,552
Total			111,220,628
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp. 11/15/22	5.375%	169,000	175,657
09/15/23	4.625%	181,000	177,380
National Financial Partners Corp.(b) 07/15/21	9.000%	23,000	20,240
Total			373,277
BUILDING MATERIALS —%
Allegion PLC 09/15/23	5.875%	68,000	71,230
Allegion US Holding Co., Inc. 10/01/21	5.750%	76,000	79,610
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	130,000	132,925
12/15/23	5.750%	53,000	54,524
Beacon Roofing Supply, Inc.(b) 10/01/23	6.375%	127,000	133,985

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gibraltar Industries, Inc. 02/01/21	6.250%	19,000	19,095
HD Supply, Inc. 07/15/20	7.500%	311,000	327,327
07/15/20	11.500%	96,000	106,080
HD Supply, Inc.(b) 12/15/21	5.250%	91,000	95,322
NCI Building Systems, Inc.(b) 01/15/23	8.250%	92,000	95,220
Nortek, Inc. 04/15/21	8.500%	124,000	128,030
RSI Home Products, Inc.(b) 03/15/23	6.500%	45,000	45,900
USG Corp.(b) 11/01/21	5.875%	18,000	18,630
03/01/25	5.500%	9,000	9,203
Total			1,317,081
CABLE AND SATELLITE 0.2%
Altice US Finance I Corp.(b) 07/15/23	5.375%	62,000	62,775
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	50,000	52,500
09/30/22	5.250%	98,000	99,102
CCO Holdings LLC/Capital Corp.(b) 05/01/23	5.125%	4,000	3,970
04/01/24	5.875%	152,000	155,230
05/01/25	5.375%	97,000	96,030
05/01/27	5.875%	70,000	70,000
CCOH Safari LLC(b) 02/15/26	5.750%	173,000	173,455
CSC Holdings LLC 02/15/18	7.875%	22,000	23,430
02/15/19	8.625%	32,000	34,400
11/15/21	6.750%	85,000	86,275
06/01/24	5.250%	48,000	41,040
Cable One, Inc.(b) 06/15/22	5.750%	42,000	42,105
Cequel Communications Holdings I LLC/Capital Corp.(b) 09/15/20	6.375%	98,000	95,918
12/15/21	5.125%	48,000	44,040
12/15/21	5.125%	44,000	40,370
07/15/25	7.750%	48,000	44,760
DISH DBS Corp. 09/01/19	7.875%	102,000	110,490
07/15/22	5.875%	95,000	90,963
03/15/23	5.000%	155,000	137,175
11/15/24	5.875%	59,000	53,014
DigitalGlobe, Inc.(b) 02/01/21	5.250%	125,000	108,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA 10/15/20	7.250%	188,000	129,720
04/01/21	7.500%	28,000	19,460
NBCUniversal Media LLC 04/01/41	5.950%	3,100,000	3,755,204
Neptune Finco Corp.(b) 10/15/25	6.625%	208,000	219,960
10/15/25	10.875%	208,000	224,640
UPCB Finance IV Ltd.(b) 01/15/25	5.375%	136,000	134,640
Unitymedia GmbH(b) 01/15/25	6.125%	108,000	111,240
Unitymedia Hessen GmbH & Co. KG NRW(b) 01/15/25	5.000%	260,000	260,811
Videotron Ltd. 07/15/22	5.000%	194,000	198,365
Videotron Ltd.(b) 06/15/24	5.375%	21,000	21,315
Virgin Media Finance PLC(b) 10/15/24	6.000%	56,000	56,140
01/15/25	5.750%	253,000	251,735
Virgin Media Secured Finance PLC(b) 01/15/26	5.250%	60,000	59,850
Total			7,108,872
CHEMICALS 0.2%
Angus Chemical Co.(b) 02/15/23	8.750%	109,000	103,822
Ashland, Inc. 04/15/18	3.875%	49,000	50,593
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b) 05/01/21	7.375%	251,000	266,060
Celanese U.S. Holdings LLC 06/15/21	5.875%	223,000	236,380
Chemours Co. LLC (The)(b) 05/15/23	6.625%	160,000	115,600
05/15/25	7.000%	153,000	110,925
Dow Chemical Co. (The) 11/01/29	7.375%	1,103,000	1,396,857
Eastman Chemical Co. 06/01/17	2.400%	1,300,000	1,309,902
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	77,000	68,915
Huntsman International LLC 11/15/20	4.875%	29,000	27,333
Huntsman International LLC(b) 11/15/22	5.125%	24,000	21,960

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(b) 08/15/18	6.125%	17,000	17,000
02/15/19	5.875%	94,000	92,120
LYB International Finance BV 07/15/23	4.000%	4,350,000	4,399,842
NOVA Chemicals Corp.(b) 05/01/25	5.000%	125,000	122,500
PQ Corp.(b) 11/01/18	8.750%	425,000	396,100
Platform Specialty Products Corp.(b) 05/01/21	10.375%	46,000	41,975
02/01/22	6.500%	56,000	45,360
WR Grace & Co.(b) 10/01/21	5.125%	96,000	99,840
10/01/24	5.625%	28,000	29,190
Total			8,952,274
CONSTRUCTION MACHINERY 0.2%
Caterpillar Financial Services Corp. 06/01/22	2.850%	3,250,000	3,290,511
John Deere Capital Corp. 01/08/21	2.550%	3,900,000	3,976,444
United Rentals North America, Inc. 05/15/20	7.375%	45,000	47,194
04/15/22	7.625%	66,000	70,166
Total			7,384,315
CONSUMER CYCLICAL SERVICES —%
APX Group, Inc. 12/01/19	6.375%	221,000	215,475
12/01/20	8.750%	61,000	49,563
Corrections Corp. of America 10/15/22	5.000%	44,000	45,320
IHS, Inc. 11/01/22	5.000%	164,000	169,740
Interval Acquisition Corp.(b) 04/15/23	5.625%	220,000	216,150
Total			696,248
CONSUMER PRODUCTS 0.2%
Jarden Corp.(b) 11/15/23	5.000%	40,000	41,400
Prestige Brands, Inc.(b) 03/01/24	6.375%	125,000	128,750
Procter & Gamble Co. (The) 02/02/26	2.700%	6,000,000	6,094,272
Scotts Miracle-Gro Co. (The)(b) 10/15/23	6.000%	212,000	220,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Bedding LLC(b) 10/01/20	8.125%	163,000	167,483
Spectrum Brands, Inc. 11/15/20	6.375%	125,000	131,875
12/15/24	6.125%	174,000	184,005
07/15/25	5.750%	211,000	222,341
Springs Industries, Inc. 06/01/21	6.250%	96,000	94,680
Tempur Sealy International, Inc. 12/15/20	6.875%	87,000	91,611
Tempur Sealy International, Inc.(b) 10/15/23	5.625%	69,000	70,035
Total			7,446,932
DIVERSIFIED MANUFACTURING 0.2%
Amsted Industries, Inc.(b) 03/15/22	5.000%	4,000	3,920
Entegris, Inc.(b) 04/01/22	6.000%	82,000	83,025
General Electric Co. 01/09/23	3.100%	2,315,000	2,424,726
MTW Foodservice Escrow Corp.(b) 02/15/24	9.500%	30,000	31,613
United Technologies Corp. 06/01/22	3.100%	4,600,000	4,777,302
Total			7,320,586
ELECTRIC 1.1%
AES Corp. (The) 07/01/21	7.375%	169,000	176,182
Arizona Public Service Co. 04/01/42	4.500%	1,925,000	2,075,741
CMS Energy Corp. 02/01/20	6.250%	3,290,000	3,762,898
Calpine Corp. 01/15/23	5.375%	140,000	130,550
Calpine Corp.(b) 01/15/22	6.000%	75,000	76,688
Consolidated Edison Co. of New York, Inc. 12/01/45	4.500%	2,500,000	2,656,722
DTE Energy Co. 04/15/33	6.375%	1,840,000	2,259,757
Dominion Resources, Inc. 10/01/25	3.900%	4,000,000	4,052,080
Exelon Generation Co. LLC 06/15/22	4.250%	2,900,000	2,942,491

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co. 03/15/37	6.050%	2,100,000	2,431,332
NRG Energy, Inc. 07/15/22	6.250%	180,000	152,100
05/01/24	6.250%	55,000	45,650
NRG Yield Operating LLC 08/15/24	5.375%	233,000	205,040
Nevada Power Co. 08/01/18	6.500%	900,000	997,749
NextEra Energy Capital Holdings, Inc. 06/01/17	1.586%	3,065,000	3,059,802
PPL Capital Funding, Inc. 06/01/23	3.400%	3,000,000	3,057,558
PacifiCorp 07/01/25	3.350%	1,821,000	1,890,180
Pacific Gas & Electric Co. 03/01/37	5.800%	3,421,000	4,131,545
Progress Energy, Inc. 03/01/31	7.750%	1,375,000	1,851,279
Public Service Co. of Colorado 05/15/25	2.900%	3,050,000	3,112,989
Southern California Edison Co. 09/01/40	4.500%	1,775,000	1,925,694
TransAlta Corp. 06/03/17	1.900%	4,000,000	3,753,900
WEC Energy Group, Inc. 06/15/25	3.550%	3,300,000	3,404,848
Total			48,152,775
FINANCE COMPANIES 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	60,000	60,975
05/15/21	4.500%	671,000	676,032
10/01/21	5.000%	148,000	151,885
Aircastle Ltd. 03/15/21	5.125%	27,000	27,068
02/15/22	5.500%	129,000	128,839
CIT Group, Inc. 08/15/17	4.250%	48,000	48,936
05/15/20	5.375%	127,000	131,127
CIT Group, Inc.(b) 04/01/18	6.625%	99,000	104,197
02/15/19	5.500%	120,000	123,900
GE Capital International Funding Co.(b) 11/15/25	3.373%	7,500,000	7,845,592
International Lease Finance Corp. 09/01/17	8.875%	80,000	85,800
04/15/18	3.875%	3,000	3,006
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/19	6.250%	29,000	31,103
12/15/20	8.250%	29,000	33,531
04/15/21	4.625%	5,000	5,050
Navient Corp. 01/15/19	5.500%	24,000	23,760
10/26/20	5.000%	74,000	65,305
01/25/22	7.250%	28,000	25,480
01/25/23	5.500%	58,000	47,995
03/25/24	6.125%	52,000	43,519
10/25/24	5.875%	140,000	113,400
OneMain Financial Holdings, Inc.(b) 12/15/19	6.750%	38,000	36,005
12/15/21	7.250%	155,000	145,119
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	216,000	206,820
Quicken Loans, Inc.(b) 05/01/25	5.750%	102,000	95,370
Springleaf Finance Corp. 12/15/17	6.900%	42,000	41,265
06/01/20	6.000%	10,000	8,713
10/01/21	7.750%	61,000	54,137
10/01/23	8.250%	131,000	113,315
iStar, Inc. 07/01/19	5.000%	76,000	70,775
Total			10,548,019
FOOD AND BEVERAGE 0.7%
Anheuser-Busch InBev Worldwide, Inc. 07/15/22	2.500%	5,100,000	5,044,527
Aramark Services, Inc. 03/15/20	5.750%	22,000	22,715
Aramark Services, Inc.(b) 01/15/24	5.125%	105,000	109,988
ConAgra Foods, Inc. 01/25/23	3.200%	5,000,000	4,956,890
Constellation Brands, Inc. 11/15/19	3.875%	67,000	69,392
11/15/24	4.750%	353,000	369,767
12/01/25	4.750%	6,000	6,270
Diageo Investment Corp. 05/11/22	2.875%	4,226,000	4,323,101
Diamond Foods, Inc.(b) 03/15/19	7.000%	81,000	83,835
JM Smucker Co. (The) 03/15/22	3.000%	2,495,000	2,534,800
Kraft Heinz Co. (The)(b) 07/15/22	3.500%	4,165,000	4,289,071
Molson Coors Brewing Co. 05/01/42	5.000%	2,000,000	1,972,104

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc. 03/05/22	2.750%	3,245,000	3,351,705
Pinnacle Foods Finance LLC/Corp.(b) 01/15/24	5.875%	124,000	130,820
Post Holdings, Inc. 02/15/22	7.375%	18,000	19,080
Post Holdings, Inc.(b) 12/15/22	6.000%	72,000	74,790
03/15/24	7.750%	152,000	166,440
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	2,840,000	2,982,719
Treehouse Foods, Inc.(b) 02/15/24	6.000%	23,000	24,208
WhiteWave Foods Co. (The) 10/01/22	5.375%	147,000	157,290
Total			30,689,512
GAMING —%
Boyd Gaming Corp. 05/15/23	6.875%	49,000	50,347
GLP Capital LP/Financing II, Inc. 11/01/18	4.375%	108,000	108,675
11/01/20	4.875%	70,000	70,854
11/01/23	5.375%	51,000	50,235
International Game Technology PLC(b) 02/15/22	6.250%	199,000	187,931
MGM Resorts International 03/01/18	11.375%	191,000	219,650
10/01/20	6.750%	44,000	47,080
12/15/21	6.625%	112,000	119,000
03/15/23	6.000%	106,000	108,650
Penn National Gaming, Inc. 11/01/21	5.875%	25,000	24,328
Pinnacle Entertainment, Inc. 08/01/21	6.375%	56,000	59,430
Scientific Games International, Inc. 12/01/22	10.000%	132,000	103,620
Scientific Games International, Inc.(b) 01/01/22	7.000%	236,000	229,510
Seminole Tribe of Florida, Inc.(b) 10/01/20	6.535%	41,000	42,230
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	81,000	75,330
Tunica-Biloxi Gaming Authority(b)(c)(d) 05/15/16	0.000%	25,000	12,219
Total			1,509,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE 0.5%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	14,000	13,881
02/15/23	5.625%	24,000	24,240
Acadia Healthcare Co., Inc.(b) 03/01/24	6.500%	102,000	105,315
Alere, Inc.(b) 07/01/23	6.375%	67,000	73,533
Amsurg Corp. 11/30/20	5.625%	85,000	87,656
07/15/22	5.625%	37,000	38,110
Becton Dickinson and Co. 12/15/24	3.734%	3,400,000	3,511,554
CHS/Community Health Systems, Inc. 11/15/19	8.000%	65,000	61,425
08/01/21	5.125%	170,000	170,850
02/01/22	6.875%	156,000	133,770
Cardinal Health, Inc. 12/15/20	4.625%	1,325,000	1,454,986
ConvaTec Finance International SA Junior Subordinated PIK(b) 01/15/19	8.250%	67,000	59,128
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	167,000	175,767
07/15/24	5.125%	111,000	112,942
05/01/25	5.000%	13,000	12,968
Emdeon, Inc. 12/31/19	11.000%	58,000	59,450
Emdeon, Inc.(b) 02/15/21	6.000%	62,000	57,660
ExamWorks Group, Inc. 04/15/23	5.625%	58,000	58,290
Express Scripts Holding Co. 02/25/21	3.300%	895,000	900,470
02/15/22	3.900%	2,000,000	2,031,618
Fresenius Medical Care U.S. Finance II, Inc.(b) 09/15/18	6.500%	29,000	32,045
07/31/19	5.625%	99,000	107,539
01/31/22	5.875%	18,000	19,665
10/15/24	4.750%	32,000	32,704
HCA, Inc. 02/15/20	6.500%	146,000	161,724
02/15/22	7.500%	78,000	88,124
02/01/25	5.375%	649,000	661,169
04/15/25	5.250%	255,000	262,650
HealthSouth Corp.(b) 11/01/24	5.750%	37,000	37,370
09/15/25	5.750%	23,000	22,828

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hologic, Inc.(b) 07/15/22	5.250%	102,000	106,835
Kinetic Concepts, Inc./KCI U.S.A., Inc. 11/01/18	10.500%	40,000	36,800
Kinetic Concepts, Inc./USA, Inc.(b) 02/15/21	7.875%	21,000	21,630
LifePoint Health, Inc. 12/01/21	5.500%	127,000	131,127
MEDNAX, Inc.(b) 12/01/23	5.250%	104,000	107,770
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	105,000	105,788
McKesson Corp. 12/15/22	2.700%	5,315,000	5,192,011
Medtronic, Inc. 03/15/22	3.150%	2,500,000	2,606,117
Sterigenics-Nordion Holdings LLC(b) 05/15/23	6.500%	95,000	89,300
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	35,000	34,038
Tenet Healthcare Corp. 06/01/20	4.750%	84,000	85,470
10/01/20	6.000%	123,000	130,626
04/01/21	4.500%	83,000	82,481
04/01/22	8.125%	118,000	116,008
06/15/23	6.750%	147,000	133,219
Universal Health Services, Inc.(b) 08/01/22	4.750%	144,000	144,000
Total			19,692,651
HEALTHCARE INSURANCE 0.1%
Centene Corp. 05/15/22	4.750%	152,000	153,140
Centene Escrow Corp.(b) 02/15/21	5.625%	61,000	63,745
02/15/24	6.125%	91,000	96,574
Cigna Corp. 06/15/20	5.125%	2,250,000	2,486,106
Molina Healthcare, Inc.(b) 11/15/22	5.375%	112,000	113,400
UnitedHealth Group, Inc. 03/15/23	2.875%	3,100,000	3,142,526
Total			6,055,491
HOME CONSTRUCTION —%
CalAtlantic Group, Inc. 12/15/21	6.250%	36,000	37,530
11/15/24	5.875%	149,000	156,078

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
D.R. Horton, Inc. 03/01/19	3.750%	154,000	156,695
02/15/20	4.000%	2,000	2,035
09/15/22	4.375%	50,000	49,875
Meritage Homes Corp. 03/01/18	4.500%	122,000	121,695
04/15/20	7.150%	16,000	16,640
04/01/22	7.000%	66,000	68,475
06/01/25	6.000%	93,000	91,140
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	121,000	112,530
03/01/24	5.625%	81,000	72,495
Toll Brothers Finance Corp. 12/31/18	4.000%	201,000	205,522
11/15/25	4.875%	58,000	56,260
Total			1,146,970
INDEPENDENT ENERGY 0.3%
Anadarko Petroleum Corp. 09/15/36	6.450%	1,240,000	1,029,380
Antero Resources Corp. 12/01/22	5.125%	113,000	96,333
Canadian Natural Resources Ltd. 11/15/21	3.450%	3,400,000	2,800,345
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	423,000	300,330
Concho Resources, Inc. 01/15/22	6.500%	19,000	18,240
04/01/23	5.500%	308,000	286,440
Continental Resources, Inc. 04/15/23	4.500%	1,410,000	1,008,519
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	202,000	173,720
Devon Energy Corp. 07/15/21	4.000%	1,925,000	1,572,253
Diamondback Energy, Inc. 10/01/21	7.625%	96,000	96,960
EnCana Corp. 11/15/21	3.900%	2,125,000	1,514,978
Laredo Petroleum, Inc. 01/15/22	5.625%	72,000	46,080
05/01/22	7.375%	145,000	93,163
03/15/23	6.250%	173,000	107,692
Noble Energy, Inc. 11/15/24	3.900%	2,275,000	1,914,251
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	278,000	270,355
RSP Permian, Inc. 10/01/22	6.625%	49,000	43,855

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RSP Permian, Inc.(b) 10/01/22	6.625%	53,000	47,038
Range Resources Corp. 06/01/21	5.750%	53,000	44,785
Woodside Finance Ltd.(b) 05/10/21	4.600%	2,300,000	2,298,383
Total			13,763,100
INTEGRATED ENERGY 0.2%
BP Capital Markets PLC 02/10/24	3.814%	4,000,000	3,973,456
Cenovus Energy, Inc. 08/15/22	3.000%	1,325,000	967,642
09/15/23	3.800%	1,510,000	1,096,929
Petro-Canada 05/15/18	6.050%	2,000,000	2,046,130
Total			8,084,157
LEISURE —%
AMC Entertainment, Inc. 06/15/25	5.750%	78,000	80,632
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	48,000	49,620
06/01/24	5.375%	17,000	17,510
LTF Merger Sub, Inc.(b) 06/15/23	8.500%	76,000	71,203
Total			218,965
LIFE INSURANCE 0.5%
American International Group, Inc. 02/15/24	4.125%	5,000,000	5,069,425
Five Corners Funding Trust(b) 11/15/23	4.419%	4,000,000	4,096,616
Metropolitan Life Global Funding I(b) 04/11/22	3.875%	4,145,000	4,359,483
Peachtree Corners Funding Trust(b) 02/15/25	3.976%	3,600,000	3,555,411
Principal Financial Group, Inc. 05/15/25	3.400%	2,725,000	2,655,425
Total			19,736,360
LODGING —%
Choice Hotels International, Inc. 07/01/22	5.750%	155,000	163,331
Hilton Worldwide Finance LLC/Corp. 10/15/21	5.625%	250,000	259,375
Playa Resorts Holding BV(b) 08/15/20	8.000%	175,000	162,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp. 04/15/23	5.000%	39,000	38,903
Total			624,359
MEDIA AND ENTERTAINMENT 0.4%
21st Century Fox America, Inc. 03/15/33	6.550%	1,725,000	1,944,665
AMC Networks, Inc. 07/15/21	7.750%	7,000	7,438
12/15/22	4.750%	164,000	166,460
Activision Blizzard, Inc.(b) 09/15/21	5.625%	352,000	370,040
09/15/23	6.125%	52,000	55,640
Lamar Media Corp.(b) 02/01/26	5.750%	33,000	34,175
MDC Partners, Inc.(b) 04/01/20	6.750%	209,000	212,658
Netflix, Inc. 02/15/22	5.500%	218,000	228,900
02/15/25	5.875%	239,000	250,352
Nielsen Finance LLC/Co. 10/01/20	4.500%	36,000	36,990
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	30,000	30,375
Outfront Media Capital LLC/Corp. 02/15/22	5.250%	8,000	8,180
03/15/25	5.875%	164,000	169,330
RELX Capital, Inc. 10/15/22	3.125%	3,000,000	2,984,961
Scripps Networks Interactive, Inc. 11/15/24	3.900%	5,000,000	4,913,260
Sky PLC(b) 11/26/22	3.125%	3,334,000	3,307,845
TEGNA, Inc. 10/15/19	5.125%	40,000	42,400
Thomson Reuters Corp. 05/23/43	4.500%	1,600,000	1,383,670
Univision Communications, Inc.(b) 09/15/22	6.750%	59,000	62,611
05/15/23	5.125%	28,000	27,790
02/15/25	5.125%	244,000	238,815
Total			16,476,555
METALS 0.1%
ArcelorMittal 08/05/20	6.250%	21,000	18,926
03/01/21	6.500%	242,000	217,800

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd. 01/11/22	4.375%	3,300,000	2,541,000
Total			2,777,726
MIDSTREAM 0.4%
Columbia Pipeline Group, Inc.(b) 06/01/45	5.800%	2,350,000	1,988,424
Energy Transfer Equity LP 06/01/27	5.500%	241,000	181,955
Enterprise Products Operating LLC 02/01/41	5.950%	2,215,000	2,096,444
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	131,000	131,587
05/15/22	5.500%	50,000	45,500
Kinder Morgan Energy Partners LP 03/01/44	5.500%	2,600,000	2,121,301
MPLX LP(b) 02/15/23	5.500%	99,000	88,358
07/15/23	4.500%	132,000	109,808
12/01/24	4.875%	92,000	75,161
06/01/25	4.875%	87,000	70,970
Plains All American Pipeline LP/Finance Corp. 11/01/24	3.600%	3,500,000	2,690,709
Sabine Pass Liquefaction LLC 03/01/25	5.625%	233,000	211,447
Targa Resources Partners LP/Finance Corp. 01/15/18	5.000%	97,000	92,938
11/15/19	4.125%	35,000	30,887
05/01/23	5.250%	3,000	2,348
11/15/23	4.250%	157,000	119,320
Targa Resources Partners LP/Finance Corp.(b) 03/15/24	6.750%	92,000	77,970
Tesoro Logistics LP/Finance Corp.(b) 10/15/19	5.500%	18,000	16,830
10/15/22	6.250%	215,000	197,800
TransCanada PipeLines Ltd.(c) 06/30/16	1.283%	1,874,000	1,870,158
Western Gas Partners LP 07/01/22	4.000%	82,000	64,874
06/01/25	3.950%	39,000	28,419
Williams Companies, Inc. (The) 01/15/23	3.700%	44,000	32,560
06/24/24	4.550%	252,000	189,000
Williams Partners LP 03/04/24	4.300%	4,000,000	3,126,228
Total			15,660,996

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 0.1%
NiSource Finance Corp. 02/15/44	4.800%	1,300,000	1,347,878
Sempra Energy 10/01/22	2.875%	3,550,000	3,435,331
Total			4,783,209
OFFICE REIT 0.1%
Boston Properties LP 02/01/26	3.650%	4,650,000	4,708,153
OIL FIELD SERVICES 0.1%
Halliburton Co. 08/01/23	3.500%	653,000	608,919
Noble Holding International Ltd. 03/01/21	4.625%	2,610,000	1,409,400
Weatherford International LLC 06/15/37	6.800%	1,250,000	768,750
Total			2,787,069
OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	103,000	95,790
OTHER INDUSTRY —%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	108,000	111,799
OTHER REIT 0.1%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	48,000	48,720
Duke Realty LP 04/15/23	3.625%	3,685,000	3,677,250
Total			3,725,970
PACKAGING —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	43,000	40,366
Ball Corp. 12/15/20	4.375%	211,000	220,495
Berry Plastics Corp. 05/15/22	5.500%	141,000	146,640
07/15/23	5.125%	106,000	106,000
Berry Plastics Corp.(b) 10/15/22	6.000%	77,000	80,080
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	15,000	14,981
06/15/17	6.000%	11,000	10,959

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(b) 10/01/21	6.500%	182,000	174,720
Reynolds Group Issuer, Inc./LLC 08/15/19	7.875%	74,000	77,145
08/15/19	9.875%	67,000	69,010
10/15/20	5.750%	208,000	213,720
02/15/21	6.875%	94,000	97,290
Reynolds Group Issuer, Inc./LLC 02/15/21	8.250%	53,000	52,073
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	39,000	33,150
Total			1,336,629
PHARMACEUTICALS 0.5%
Actavis Funding SCS 03/15/22	3.450%	5,000,000	5,099,095
Amgen, Inc. 05/22/24	3.625%	2,690,000	2,769,105
Capsugel SA PIK(b) 05/15/19	7.000%	22,000	21,794
Concordia Healthcare Corp.(b) 04/15/23	7.000%	45,000	39,150
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	92,000	91,540
Endo Finance LLC/Ltd./Finco, Inc.(b) 07/15/23	6.000%	192,000	193,920
Gilead Sciences, Inc. 09/01/22	3.250%	5,650,000	5,854,366
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	131,000	135,421
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b) 08/01/23	6.375%	171,000	174,420
Mallinckrodt International Finance SA/CB LLC(b) 10/15/23	5.625%	88,000	86,460
04/15/25	5.500%	28,000	26,390
Mallinckrodt International Finance SA 04/15/18	3.500%	206,000	201,880
Quintiles Transnational Corp.(b) 05/15/23	4.875%	108,000	110,970
Roche Holdings, Inc.(b) 09/30/24	3.350%	3,500,000	3,714,413
Valeant Pharmaceuticals International, Inc.(b) 10/15/20	6.375%	256,000	236,160
07/15/21	7.500%	79,000	74,458
12/01/21	5.625%	15,000	12,844
03/01/23	5.500%	125,000	104,062
05/15/23	5.875%	123,000	103,781

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/25	6.125%	338,000	283,709
Total			19,333,938
PROPERTY & CASUALTY 0.5%
ACE INA Holdings, Inc. 03/13/23	2.700%	5,000,000	4,946,705
Alliant Holdings I LP(b) 08/01/23	8.250%	9,000	8,100
CNA Financial Corp. 11/15/19	7.350%	3,000,000	3,442,008
HUB International Ltd.(b) 02/15/21	9.250%	31,000	31,697
10/01/21	7.875%	377,000	337,415
Hartford Financial Services Group, Inc. (The) 03/30/20	5.500%	3,200,000	3,540,298
Hub Holdings LLC/Finance, Inc. PIK(b) 07/15/19	8.125%	13,000	10,823
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	4,000,000	4,322,848
Loews Corp. 05/15/23	2.625%	5,000,000	4,897,285
Transatlantic Holdings, Inc. 11/30/39	8.000%	1,000,000	1,327,058
Total			22,864,237
RAILROADS 0.2%
Burlington Northern Santa Fe LLC 09/01/24	3.400%	4,200,000	4,355,816
CSX Corp. 03/15/44	4.100%	2,250,000	2,074,821
Florida East Coast Holdings Corp.(b) 05/01/19	6.750%	47,000	47,059
Total			6,477,696
REFINING —%
Marathon Petroleum Corp. 03/01/41	6.500%	800,000	627,819
RESTAURANTS —%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	199,000	202,482
04/01/22	6.000%	63,000	65,678
Total			268,160
RETAIL REIT 0.2%
Kimco Realty Corp. 06/01/23	3.125%	5,000,000	4,916,455

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP 02/01/40	6.750%	2,000,000	2,647,692
Total			7,564,147
RETAILERS 0.3%
Asbury Automotive Group, Inc. 12/15/24	6.000%	37,000	36,538
Asbury Automotive Group, Inc.(b) 12/15/24	6.000%	41,000	40,590
CVS Health Corp. 07/20/22	3.500%	2,910,000	3,039,149
CVS Pass-Through Trust(b) 01/10/32	7.507%	301,311	357,870
Dollar Tree, Inc.(b) 03/01/23	5.750%	194,000	206,367
Group 1 Automotive, Inc. 06/01/22	5.000%	22,000	20,570
Group 1 Automotive, Inc.(b) 12/15/23	5.250%	72,000	67,500
Home Depot, Inc. (The) 04/01/26	3.000%	5,000,000	5,169,685
L Brands, Inc. 04/01/21	6.625%	148,000	165,575
Macy's Retail Holdings, Inc. 07/15/34	6.700%	750,000	733,963
Penske Automotive Group, Inc. 10/01/22	5.750%	171,000	171,000
12/01/24	5.375%	40,000	38,800
Rite Aid Corp. 03/15/20	9.250%	72,000	75,960
06/15/21	6.750%	4,000	4,240
Junior Subordinated 02/15/27	7.700%	25,000	29,688
Rite Aid Corp.(b) 04/01/23	6.125%	163,000	174,003
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	98,000	103,145
12/01/25	5.625%	33,000	34,320
Target Corp. 07/01/24	3.500%	1,800,000	1,929,472
Total			12,398,435
TECHNOLOGY 0.4%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	59,000	59,442
04/01/20	6.375%	102,000	103,020
08/01/22	5.375%	271,000	252,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ancestry.com, Inc. Junior Subordinated 12/15/20	11.000%	70,000	73,675
Apple, Inc. 05/03/23	2.400%	5,200,000	5,152,961
Audatex North America, Inc.(b) 06/15/21	6.000%	94,000	94,940
Cisco Systems, Inc. 06/15/25	3.500%	3,600,000	3,792,352
Equinix, Inc. 04/01/20	4.875%	132,000	136,950
01/01/22	5.375%	25,000	25,937
04/01/23	5.375%	111,000	118,737
01/15/26	5.875%	143,000	149,435
First Data Corp.(b) 11/01/20	6.750%	80,000	84,300
08/15/23	5.375%	120,000	124,800
12/01/23	7.000%	291,000	291,000
01/15/24	5.750%	337,000	339,106
Hewlett Packard Enterprise Co.(b) 10/15/45	6.350%	3,100,000	2,643,627
IMS Health, Inc.(b) 11/01/20	6.000%	47,000	48,606
Infor US, Inc.(b) 08/15/20	5.750%	23,000	23,173
Iron Mountain, Inc.(b) 10/01/20	6.000%	105,000	111,300
MSCI, Inc.(b) 11/15/24	5.250%	131,000	138,532
08/15/25	5.750%	81,000	87,379
Microsemi Corp.(b) 04/15/23	9.125%	94,000	99,405
NCR Corp. 12/15/21	5.875%	32,000	31,440
12/15/23	6.375%	28,000	27,440
NXP BV/Funding LLC(b) 06/15/22	4.625%	112,000	111,720
Oracle Corp. 04/15/38	6.500%	2,000,000	2,566,518
Plantronics, Inc.(b) 05/31/23	5.500%	54,000	51,570
Qualitytech LP/Finance Corp. 08/01/22	5.875%	92,000	93,150
Riverbed Technology, Inc.(b) 03/01/23	8.875%	134,000	119,260
Sensata Technologies UK Financing Co. PLC(b) 02/15/26	6.250%	76,000	80,370

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Solera LLC/Finance, Inc.(b)(e) 03/01/24	10.500%	68,000	64,600
VeriSign, Inc. 05/01/23	4.625%	81,000	79,785
04/01/25	5.250%	72,000	70,920
Zebra Technologies Corp. 10/15/22	7.250%	201,000	209,542
Total			17,457,022
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(b) 10/15/37	7.000%	2,796,000	3,439,270
Hertz Corp. (The) 01/15/21	7.375%	12,000	11,910
10/15/22	6.250%	24,000	22,830
Total			3,474,010
WIRELESS 0.1%
Crown Castle International Corp. 04/15/22	4.875%	168,000	175,560
01/15/23	5.250%	111,000	117,521
Numericable-SFR SA(b) 05/15/22	6.000%	199,000	197,010
Rogers Communications, Inc. 10/01/23	4.100%	1,550,000	1,642,538
SBA Communications Corp 07/15/22	4.875%	12,000	12,210
SBA Telecommunications, Inc. 07/15/20	5.750%	74,000	76,868
Sprint Communications, Inc.(b) 11/15/18	9.000%	122,000	126,880
03/01/20	7.000%	395,000	388,087
Sprint Corp. 09/15/21	7.250%	41,000	30,853
09/15/23	7.875%	111,000	82,140
06/15/24	7.125%	166,000	118,275
02/15/25	7.625%	79,000	56,485
T-Mobile USA, Inc. 04/28/21	6.633%	86,000	89,870
01/15/22	6.125%	18,000	18,495
04/28/22	6.731%	14,000	14,645
03/01/23	6.000%	75,000	77,250
04/01/23	6.625%	209,000	218,405
04/28/23	6.836%	74,000	76,960
01/15/24	6.500%	52,000	53,430
03/01/25	6.375%	21,000	21,210
01/15/26	6.500%	199,000	201,661
Wind Acquisition Finance SA(b) 04/30/20	6.500%	111,000	112,387
07/15/20	4.750%	76,000	73,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/23/21	7.375%	67,000	61,640
Total			4,043,720
WIRELINES 0.6%
AT&T, Inc. 02/15/39	6.550%	5,000,000	5,515,515
CenturyLink, Inc. 04/01/20	5.625%	48,000	48,600
03/15/22	5.800%	131,000	127,234
12/01/23	6.750%	45,000	43,988
04/01/25	5.625%	42,000	36,960
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	3,750,000	3,852,911
Deutsche Telekom International Finance BV 08/20/18	6.750%	3,000,000	3,344,556
Frontier Communications Corp. 07/01/21	9.250%	22,000	22,000
01/15/23	7.125%	59,000	51,312
01/15/25	6.875%	136,000	114,580
Frontier Communications Corp.(b) 09/15/20	8.875%	35,000	36,138
09/15/22	10.500%	98,000	98,980
09/15/25	11.000%	268,000	268,335
Level 3 Communications, Inc. 12/01/22	5.750%	94,000	97,055
Level 3 Financing, Inc. 06/01/20	7.000%	16,000	16,680
01/15/21	6.125%	36,000	37,620
08/15/22	5.375%	127,000	130,492
Level 3 Financing, Inc.(b) 01/15/24	5.375%	71,000	72,775
Orange SA 07/08/19	5.375%	4,000,000	4,416,636
Telecom Italia SpA(b) 05/30/24	5.303%	144,000	138,960
Telefonica Emisiones SAU 06/20/36	7.045%	1,765,000	2,095,906
Verizon New York, Inc. 04/01/32	7.375%	5,500,000	6,174,954
Windstream Services, LLC 10/15/20	7.750%	11,000	9,085
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	8,000	8,580
04/01/23	6.000%	238,000	234,430
05/15/25	6.375%	43,000	41,065
Total			27,035,347
Total Corporate Bonds & Notes (Cost: $507,774,784)			502,786,791

Residential Mortgage-Backed Securities —
Agency 8.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 08/01/18- 05/01/41	5.000%	2,006,309	2,200,053
05/01/39- 06/01/41	4.500%	7,341,123	7,980,345
12/01/42- 11/01/45	4.000%	26,966,956	28,779,352
12/01/42- 06/01/45	3.000%	41,968,054	42,990,411
10/01/26- 11/01/45	3.500%	85,071,117	89,153,681
06/01/32- 07/01/32	7.000%	507,671	619,042
03/01/17- 10/01/39	6.000%	1,336,178	1,517,370
12/01/17- 01/01/39	5.500%	826,663	906,135
03/01/38	6.500%	10,361	11,809
CMO Series 1614 Class MZ 11/15/23	6.500%	16,900	18,706
Federal Home Loan Mortgage Corp.(c) 08/01/36	2.472%	44,076	46,710
12/01/36	6.140%	12,936	13,686
Federal Home Loan Mortgage Corp.(e) 03/14/46	3.500%	6,000,000	6,273,164
03/14/46	4.000%	27,160,000	28,940,783
Federal Home Loan Mortgage Corp.(f) 09/01/43	3.500%	4,917,943	5,147,979
Federal National Mortgage Association 12/01/25- 12/01/29	3.500%	36,509,460	38,631,357
01/01/29- 12/01/41	4.000%	15,186,868	16,227,530
08/01/18- 02/01/38	5.500%	420,543	468,668
12/01/20	5.000%	80,930	86,287
03/01/17- 03/01/37	6.500%	507,298	587,409
05/01/40- 06/01/44	4.500%	9,511,549	10,351,488
06/01/31- 08/01/32	7.000%	295,233	357,747
09/01/17- 11/01/32	6.000%	445,202	505,111
07/01/27- 08/01/43	3.000%	9,273,724	9,676,463
Federal National Mortgage Association(e) 03/14/46	3.500%	30,600,000	32,059,804
03/14/46	4.000%	28,255,000	30,150,068
Government National Mortgage Association 02/15/45	3.500%	17,721,853	18,693,629
Total Residential Mortgage-Backed Securities — Agency (Cost: $367,765,565)			372,394,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency 0.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(c) 05/26/36	2.813%	700,179	699,316
Mill City Mortgage Trust(b) CMO Series 15-1 Class A1 06/25/56	2.230%	5,134,180	5,122,503
Series 2015-2 Class A1 09/25/57	3.000%	5,867,713	5,895,402
SACO I, Inc. CMO Series 1995-1 Class A(b)(c)(g)(h) 09/25/24	0.000%	3,977	2,209
Springleaf Mortgage Loan Trust(b) CMO Series 2013-1A Class A 06/25/58	1.270%	562,749	559,490
CMO Series 2013-2A Class A 12/25/65	1.780%	702,338	703,047
CMO Series 2013-3A Class A 09/25/57	1.870%	1,705,043	1,698,779
Towd Point Mortgage Trust(b) CMO Series 15-5 Class A1 05/25/55	3.500%	5,396,875	5,449,915
CMO Series 15-6 Class A1 04/25/55	3.500%	5,752,254	5,866,279
CMO Series 2015-4 Class A1 04/25/55	3.500%	3,790,742	3,828,650
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $29,897,764)			29,825,590

Commercial Mortgage-Backed Securities —
Agency 2.7%

Federal National Mortgage Association Series 2006-M2 Class A2A 10/25/32	5.271%	2,029,690	2,225,656
Government National Mortgage Association Series 2011-149 Class A 10/16/46	3.000%	98,902	99,212
Series 2011-161 Class A 01/16/34	1.738%	1,636,982	1,639,284
Series 2011-31 Class A 12/16/35	2.210%	141,030	141,171
Series 2012-111 Class AC 04/16/47	2.211%	462,525	463,613
Series 2012-25 Class A 11/16/42	2.575%	2,428,745	2,483,515
Series 2012-45 Class A 03/16/40	2.830%	518,197	522,963
Series 2012-55 Class A 08/16/33	1.704%	694,630	697,132

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-58 Class A 01/16/40	2.500%	764,219	776,188
Series 2012-9 Class A 05/16/39	3.220%	414,299	419,057
Series 2013-105 Class A 02/16/37	1.705%	4,502,971	4,469,662
Series 2013-118 Class AB 06/16/36	2.000%	2,272,326	2,291,842
Series 2013-12 Class A 10/16/42	1.410%	1,689,795	1,664,180
Series 2013-126 Class AB 04/16/38	1.540%	2,477,212	2,451,666
Series 2013-138 Class A 08/16/35	2.150%	2,456,364	2,482,137
Series 2013-146 Class AH 08/16/40	2.000%	2,116,393	2,134,224
Series 2013-17 Class AH 10/16/43	1.558%	1,421,832	1,406,995
Series 2013-179 Class A 07/16/37	1.800%	2,459,605	2,444,913
Series 2013-194 Class AB 05/16/38	2.250%	1,829,799	1,847,018
Series 2013-2 Class AB 12/16/42	1.600%	1,134,818	1,126,623
Series 2013-30 Class A 05/16/42	1.500%	2,711,837	2,673,136
Series 2013-32 Class AB 01/16/42	1.900%	2,610,841	2,599,193
Series 2013-33 Class A 07/16/38	1.061%	3,941,466	3,840,273
Series 2013-40 Class A 10/16/41	1.511%	1,683,077	1,664,803
Series 2013-50 Class AH 06/16/39	2.100%	1,687,856	1,689,393
Series 2013-57 Class A 06/16/37	1.350%	4,442,449	4,407,119
Series 2013-61 Class A 01/16/43	1.450%	2,039,967	2,009,589
Series 2013-73 Class AE 01/16/39	1.350%	940,349	922,628
Series 2013-78 Class AB 07/16/39	1.624%	1,813,531	1,794,355
Series 2014-103 Class AB 06/16/53	1.742%	2,636,639	2,702,457
Series 2014-109 Class A 01/16/46	2.325%	5,206,039	5,286,522
Series 2014-135 Class AD 08/16/45	2.400%	3,956,505	3,985,093
Series 2014-138 Class A 01/16/44	2.700%	1,291,438	1,317,871
Series 2014-148 Class A 11/16/43	2.650%	3,110,761	3,183,694
Series 2014-169 Class A 11/16/42	2.600%	2,748,925	2,813,042
Series 2014-24 Class BA 07/16/38	2.100%	3,199,470	3,215,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-33 Class A 08/16/39	2.300%	1,381,324	1,391,579
Series 2014-64 Class A 02/16/45	2.200%	2,804,575	2,832,517
Series 2014-67 Class AE 05/16/39	2.150%	1,137,449	1,172,358
Series 2015-109 Class A 02/16/40	2.528%	8,544,221	8,684,469
Series 2015-21 Class A 11/16/42	2.600%	3,247,077	3,309,269
Series 2015-33 Class AH 02/16/45	2.650%	1,548,345	1,576,397
Series 2015-5 Class KA 11/16/39	2.500%	5,187,377	5,266,471
Series 2015-78 Class A 06/16/40	2.918%	6,272,227	6,428,656
Series 2015-85 Class AF 05/16/44	2.400%	3,940,999	3,994,005
Series 2015-98 Class AE 04/16/41	2.100%	3,129,877	3,150,656
Total Commercial Mortgage-Backed Securities — Agency (Cost: $114,116,265)			113,697,701

Commercial Mortgage-Backed Securities —
Non-Agency 3.2%

American Homes 4 Rent Trust(b) Series 2014-SFR2 Class A 10/17/36	3.786%	2,968,840	3,012,925
Series 2014-SFR3 Class A 12/17/36	3.678%	3,482,637	3,506,859
Series 2015-SFR2 Class A 10/17/45	3.732%	2,709,781	2,729,348
American Homes 4 Rent Series 2015-SFR1 Class A(b) 04/17/52	3.467%	3,620,031	3,586,162
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b) 01/14/29	3.847%	248,976	260,872
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 07/10/46	5.634%	1,678,012	1,681,183
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14 Class A4 12/11/38	5.201%	7,769,266	7,891,346
Series 2006-T24 Class A4 10/12/41	5.537%	1,196,490	1,208,190
Series 2007-T26 Class A4 01/12/45	5.471%	5,625,343	5,782,290
Series 2007-T28 Class A4 09/11/42	5.742%	760,008	797,456

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities Trust(c) Series 2007-PW17 Class A4 06/11/50	5.694%	5,338,615	5,547,641
CD Mortgage Trust Series 2007-CD5 Class A4 11/15/44	5.886%	6,048,172	6,308,035
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3(c) 04/15/47	5.484%	8,553,051	8,775,299
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 10/15/49	5.431%	2,391,766	2,415,630
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 12/11/49	5.322%	7,140,058	7,291,012
Colony Multifamily Mortgage Trust Series 2014-1 Class A(b) 04/20/50	2.543%	1,445,595	1,440,690
Commercial Mortgage Trust Series 2006-C8 Class A1A 12/10/46	5.292%	1,921,463	1,948,914
DBUBS Mortgage Trust Series 2011-LC1A Class A3(b) 11/10/46	5.002%	150,000	167,543
GS Mortgage Securities Trust Series 2006-GG8 Class A4 11/10/39	5.560%	2,497,225	2,517,362
General Electric Capital Assurance Co. Series 2003-1 Class A5(b) 05/12/35	5.743%	200,108	217,538
Greenwich Capital Commercial Funding Corp. 12/10/49	5.704%	4,993,078	5,219,169
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A4 06/12/47	5.440%	3,173,568	3,237,794
JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2009-IWST Class A2 12/05/27	5.633%	300,000	335,199
Series 2010-C1 Class A1 06/15/43	3.853%	5,914	5,920
Series 2010-CNTR Class A2 08/05/32	4.311%	450,000	487,971
Series 2011-C3 Class A4 02/15/46	4.717%	450,000	495,912
LB-UBS Commercial Mortgage Trust Series 2006-C6 Class A1A 09/15/39	5.342%	1,541,006	1,555,492
Series 2007-C2 Class A3 02/15/40	5.430%	9,740,407	9,934,936

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-C7 Class A3 09/15/45	5.866%	3,773,898	3,973,958
LB-UBS Commercial Mortgage Trust(c) Series 2006-C4 Class A4 06/15/38	5.852%	993,801	994,791
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A4 02/12/44	5.447%	4,200,000	4,279,234
Series 2007-IQ13 Class A1A 03/15/44	5.312%	4,279,504	4,379,607
Series 2007-IQ13 Class A4 03/15/44	5.364%	4,125,000	4,207,367
Morgan Stanley Capital I Trust(b) Series 2011-C1 Class A4 09/15/47	5.033%	300,000	333,552
Morgan Stanley Capital I Trust(c) Series 2006-T23 Class A4 08/12/41	5.866%	1,039,396	1,042,061
Series 2007-T27 Class A1A 06/11/42	5.645%	3,320,728	3,458,547
Series 2007-T27 Class A4 06/11/42	5.645%	7,909,490	8,234,357
Morgan Stanley Re-Remic Trust(b)(c) Series 2009-GG10 Class A4A 08/12/45	5.794%	1,863,849	1,911,695
Series 2010-GG10 Class A4A 08/15/45	5.794%	4,801,074	4,919,670
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A3 06/15/45	6.011%	1,900,606	1,905,066
Series 2006-C29 Class A1A 11/15/48	5.297%	5,880,909	5,988,976
Wachovia Bank Commercial Mortgage Trust(c) Series 2006-C25 Class A1A 05/15/43	5.753%	731,210	729,959
Series 2006-C26 Class A1A 06/15/45	6.009%	1,279,733	1,281,646
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $138,223,621)			135,999,174

Asset-Backed Securities — Non-Agency 1.9%

ARI Fleet Lease Trust Series 2015-A Class A2(b) 11/15/18	1.110%	1,711,673	1,706,705
American Credit Acceptance Receivables Trust(b) Series 2015-2 Class A 06/12/19	1.570%	643,609	640,966

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-3 Class A 09/12/19	1.950%	4,309,457	4,296,523
Series 2016-1A Class A 05/12/20	2.370%	1,750,000	1,749,474
CCG Receivables Trust Series 2015-1 Class A2(b) 11/14/18	1.460%	7,150,000	7,144,732
CNH Wholesale Master Note Trust Series 2013-2A Class A(b)(c) 08/15/19	1.031%	1,650,000	1,650,452
California Republic Auto Receivables Trust Series 2015-1 Class A3 04/15/19	1.330%	1,195,000	1,197,101
California Republic Auto Receivables Trust(b) Series 2015-4 Class A2 09/17/18	1.600%	875,000	878,096
Subordinated, Series 2012-1 Class B 01/16/18	1.760%	3,126,119	3,127,915
CarFinance Capital Auto Trust(b) Series 2014-1A Class A 12/17/18	1.460%	250,630	249,551
Series 2015-1A Class A 06/15/21	1.750%	1,322,882	1,303,323
DT Auto Owner Trust(b) Series 2014-3A Class A 04/16/18	0.980%	209,773	209,637
Series 2015-2A Class A 09/17/18	1.240%	936,037	935,280
Series 2015-3A Class A 03/15/19	1.660%	2,166,451	2,168,326
Series 2016-1A Class A 09/16/19	2.000%	5,212,281	5,227,858
Diamond Resorts Owner Trust Series 2013-2 Class A(b) 05/20/26	2.270%	524,174	521,245
Drive Auto Receivables Trust(b) Series 2015-AA Class A3 07/16/18	1.430%	1,945,000	1,945,216
Series 2015-CA Class A3 10/15/18	1.380%	755,000	754,820
Series 2015-DA Class A3 12/17/18	1.590%	1,100,000	1,101,033
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1(c) 12/25/32	4.010%	72,001	72,518
Exeter Automobile Receivables Trust(b) Series 2014-2A Class A 08/15/18	1.060%	127,266	127,011
Series 2014-3A Class A 01/15/19	1.320%	464,690	462,697
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A Class A 06/17/19	1.600%	1,713,009	1,704,018
Series 2015-2A Class A 11/15/19	1.540%	2,769,611	2,756,801
Series 2015-3A Class A 03/16/20	2.000%	4,525,597	4,507,150
Series 2016-1A Class A 07/15/20	2.350%	4,125,000	4,120,507
First Investors Auto Owner Trust Series 2014-3A Class A2(b) 11/15/18	1.060%	427,878	427,334
Ford Credit Floorplan Master Owner Trust A Series 2014-1 Class A1 02/15/19	1.200%	4,445,000	4,441,628
Hertz Fleet Lease Funding LP Series 2014-1 Class A(b)(c) 04/10/28	0.829%	1,349,484	1,350,151
Hilton Grand Vacations Trust(b) Series 2013-A Class A 01/25/26	2.280%	1,044,456	1,052,841
Series 2014-AA Class A 11/25/26	1.770%	1,726,063	1,717,355
KeyCorp Student Loan Trust Series 1999-A Class A2(c) 12/27/29	0.933%	69,842	69,024
MVW Owner Trust Series 2015-1A Class A(b) 12/20/32	2.520%	4,087,147	4,121,599
Navient Private Education Loan Trust Series 2015-AA Class A1(b)(c) 12/15/21	0.927%	427,402	425,816
PFS Tax Lien Trust Series 2014-1 Class NOTE(b) 04/15/16	1.440%	423,508	422,688
Prestige Auto Receivables Trust Series 2015-1 Class A2(b) 02/15/19	1.090%	990,426	989,114
SLM Private Credit Student Loan Trust Series 2004-B Class A2(c) 06/15/21	0.712%	378,866	376,136
SLM Private Education Loan Trust(b) Series 2012-A Class A2 01/17/45	3.830%	500,000	519,880
SLM Private Education Loan Trust(b)(c) Series 2014-A Class A1 07/15/22	1.027%	895,902	892,585
SMART ABS Trust Series 2015-1US Class A3A 09/14/18	1.500%	2,035,000	2,032,368

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust Series 2015-B Class A1(b)(c) 02/15/23	1.131%	750,574	746,479
TAL Advantage V LLC Series 2014-2A Class A1(b) 05/20/39	1.700%	995,988	983,587
TCF Auto Receivables Owner Trust(b) Series 2015-1A Class A2 08/15/18	1.020%	1,453,035	1,452,105
Series 2015-2A Class A2 01/15/19	1.640%	3,600,000	3,597,900
Westlake Automobile Receivables Trust Series 2015-1A Class A2(b) 03/15/18	1.170%	2,477,348	2,473,123
Total Asset-Backed Securities — Non-Agency (Cost: $78,676,841)			78,650,668

Inflation-Indexed Bonds 1.0%

UNITED STATES 1.0%
U.S. Treasury Inflation-Indexed Bond 04/15/19	0.125%	42,142,868	42,603,826
Total Inflation-Indexed Bonds (Cost: $42,175,855)			42,603,826

U.S. Treasury Obligations 3.0%

U.S. Treasury 07/31/18	1.375%	1,340,000	1,357,692
08/15/40	3.875%	97,851,000	123,185,211
Total U.S. Treasury Obligations (Cost: $111,716,410)			124,542,903

Foreign Government Obligations(i) 0.5%

CANADA 0.4%
Province of Nova Scotia 01/26/17	5.125%	4,000,000	4,144,688
Province of Ontario 02/14/18	1.200%	7,160,000	7,136,021
Province of Quebec 05/14/18	4.625%	6,741,000	7,226,595
Total			18,507,304

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Foreign Government Obligations(i) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEXICO 0.1%
Pemex Project Funding Master Trust 01/21/21	5.500%	4,100,000	4,140,180
Total Foreign Government Obligations (Cost: $22,746,053)			22,647,484

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/17	5.365%	6,000,000	6,209,760
Total Municipal Bonds (Cost: $6,197,519)			6,209,760

Senior Loans —%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(j) 03/20/20	8.500%	40,000	38,800
PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(c)(j) 10/21/21	5.250%	66,000	63,360

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
RETAILERS —%
Manitowoc Foodservice, Inc. Tranche B Term Loan(c)(e)(j) 03/07/23	5.750%	62,000	62,000
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(j) 08/21/20	5.750%	50,000	49,916
Total			111,916
TECHNOLOGY —%
Applied Systems, Inc. 2nd Lien Term Loan(c)(j) 01/24/22	7.500%	7,000	6,335
Microsemi Corp. Tranche B Term Loan(c)(j) 01/15/23	5.250%	143,647	143,407
Riverbed Technology, Inc. Term Loan(c)(j) 04/25/22	6.000%	62,536	61,174
Total			210,916
Total Senior Loans (Cost: $422,975)			424,992

Money Market Funds 8.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(k)(l)	366,230,598	366,230,598
Total Money Market Funds (Cost: $366,230,598)		366,230,598
Total Investments (Cost: $4,030,844,707)		4,276,698,920
Other Assets & Liabilities, Net		(77,624,721)
Net Assets		4,199,074,199

At February 29, 2016, securities totaling $259,281 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	350	USD	42,344,531	06/2016	—	(22,505)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At February 29, 2016, the value of these securities amounted to $199,034,336 or 4.74% of net assets.

(c)  Variable rate security.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $12,219, which represents less than 0.01% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(g)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $2,209, which represents less than 0.01% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc. CMO Series 1995-1 Class A 09/25/24 0.000%	04/30/1999 - 12/20/2002	3,810

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $2,209, which represents less than 0.01% of net assets.

(i)  Principal and interest may not be guaranteed by the government.

(j)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 29, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	266,135,925	859,233,598	(759,138,925)	366,230,598	367,373	366,230,598

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	359,722,926	—	—	359,722,926
Consumer Staples	197,398,852	—	—	197,398,852
Energy	146,077,640	—	—	146,077,640
Financials	414,095,681	—	—	414,095,681
Health Care	465,970,582	—	—	465,970,582
Industrials	215,043,164	—	—	215,043,164
Information Technology	530,160,173	—	—	530,160,173
Materials	34,819,831	—	—	34,819,831
Telecommunication Services	77,901,698	—	—	77,901,698
Utilities	39,494,099	—	—	39,494,099
Total Common Stocks	2,480,684,646	—	—	2,480,684,646
Corporate Bonds & Notes	—	502,786,791	—	502,786,791
Residential Mortgage-Backed Securities — Agency	—	372,394,787	—	372,394,787
Residential Mortgage-Backed Securities — Non-Agency	—	29,823,381	2,209	29,825,590
Commercial Mortgage-Backed Securities — Agency	—	113,697,701	—	113,697,701
Commercial Mortgage-Backed Securities — Non-Agency	—	135,999,174	—	135,999,174
Asset-Backed Securities — Non-Agency	—	78,650,668	—	78,650,668
Inflation-Indexed Bonds	—	42,603,826	—	42,603,826
U.S. Treasury Obligations	124,542,903	—	—	124,542,903
Foreign Government Obligations	—	22,647,484	—	22,647,484
Municipal Bonds	—	6,209,760	—	6,209,760
Senior Loans	—	386,192	38,800	424,992
Money Market Funds	—	366,230,598	—	366,230,598
Total Investments	2,605,227,549	1,671,430,362	41,009	4,276,698,920
Derivatives
Liabilities
Futures Contracts	(22,505)	—	—	(22,505)
Total	2,605,205,044	1,671,430,362	41,009	4,276,676,415

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities and senior loans classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	39,700	39,700	—

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,664,614,109)	$3,910,468,322
Affiliated issuers (identified cost $366,230,598)	366,230,598
Total investments (identified cost $4,030,844,707)	4,276,698,920
Cash	248
Receivable for:
Investments sold	20,932,565
Capital shares sold	33,486,789
Dividends	4,804,813
Interest	7,576,221
Foreign tax reclaims	55,985
Variation margin	25,391
Prepaid expenses	12,289
Trustees' deferred compensation plan	65,023
Other assets	163,707
Total assets	4,343,821,951
Liabilities
Payable for:
Investments purchased	42,357,246
Investments purchased on a delayed delivery basis	97,674,364
Capital shares purchased	3,743,684
Variation margin	2,524
Investment management fees	206,558
Distribution and/or service fees	123,459
Transfer agent fees	456,070
Plan administration fees	4,875
Compensation of board members	1,008
Chief compliance officer expenses	204
Other expenses	112,737
Trustees' deferred compensation plan	65,023
Total liabilities	144,747,752
Net assets applicable to outstanding capital stock	$4,199,074,199
Represented by
Paid-in capital	$3,984,393,922
Undistributed net investment income	7,175,615
Accumulated net realized loss	(38,327,046)
Unrealized appreciation (depreciation) on:
Investments	245,854,213
Futures contracts	(22,505)
Total — representing net assets applicable to outstanding capital stock	$4,199,074,199

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$2,339,369,845
Shares outstanding	67,781,451
Net asset value per share	$34.51
Maximum offering price per share(a)	$36.62
Class B
Net assets	$6,978,672
Shares outstanding	202,957
Net asset value per share	$34.38
Class C
Net assets	$886,489,112
Shares outstanding	25,768,031
Net asset value per share	$34.40
Class K
Net assets	$22,555,650
Shares outstanding	654,566
Net asset value per share	$34.46
Class R
Net assets	$59,046,001
Shares outstanding	1,710,961
Net asset value per share	$34.51
Class R4
Net assets	$63,031,435
Shares outstanding	1,813,054
Net asset value per share	$34.77
Class R5
Net assets	$134,888,045
Shares outstanding	3,910,955
Net asset value per share	$34.49
Class Y
Net assets	$77,267,326
Shares outstanding	2,221,588
Net asset value per share	$34.78
Class Z
Net assets	$609,448,113
Shares outstanding	17,685,651
Net asset value per share	$34.46

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$20,759,106
Dividends — affiliated issuers	367,373
Interest	16,789,859
Total income	37,916,338
Expenses:
Investment management fees	11,260,437
Distribution and/or service fees
Class A	2,640,594
Class B	39,849
Class C	3,726,826
Class R	116,649
Transfer agent fees
Class A	1,535,238
Class B	5,777
Class C	542,165
Class K	5,561
Class R	33,972
Class R4	36,425
Class R5	30,486
Class Z	390,301
Plan administration fees
Class K	27,857
Compensation of board members	37,836
Custodian fees	27,597
Printing and postage fees	164,284
Registration fees	177,371
Audit fees	15,306
Legal fees	51,489
Chief compliance officer expenses	814
Other	36,655
Total expenses	20,903,489
Net investment income	17,012,849
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(25,189,792)
Foreign currency translations	(2,372)
Futures contracts	431,329
Net realized loss	(24,760,835)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,457,443)
Futures contracts	(22,505)
Net change in unrealized depreciation	(28,479,948)
Net realized and unrealized loss	(53,240,783)
Net decrease in net assets from operations	$(36,227,934)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$17,012,849	$53,876,473
Net realized gain (loss)	(24,760,835)	79,663,278
Net change in unrealized depreciation	(28,479,948)	(126,045,208)
Net increase (decrease) in net assets resulting from operations	(36,227,934)	7,494,543
Distributions to shareholders
Net investment income
Class A	(23,643,753)	(17,583,657)
Class B	(64,666)	(42,723)
Class C	(5,453,508)	(2,170,594)
Class K	(269,991)	(279,351)
Class R	(448,142)	(235,751)
Class R4	(568,360)	(405,564)
Class R5	(1,600,274)	(1,182,676)
Class Y	(924,762)	(464,225)
Class Z	(6,639,848)	(5,540,058)
Net realized gains
Class A	(40,971,525)	(51,318,940)
Class B	(153,612)	(436,395)
Class C	(14,622,344)	(12,484,969)
Class K	(420,956)	(829,944)
Class R	(926,491)	(829,019)
Class R4	(955,301)	(869,521)
Class R5	(2,361,482)	(1,893,151)
Class Y	(1,330,113)	(936,890)
Class Z	(10,356,825)	(13,624,282)
Total distributions to shareholders	(111,711,953)	(111,127,710)
Increase in net assets from capital stock activity	1,085,695,750	1,222,955,848
Total increase in net assets	937,755,863	1,119,322,681
Net assets at beginning of period	3,261,318,336	2,141,995,655
Net assets at end of period	$4,199,074,199	$3,261,318,336
Undistributed net investment income	$7,175,615	$29,776,070

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	18,530,780	656,935,914	23,044,574	849,143,615
Distributions reinvested	1,701,731	60,521,683	1,755,826	63,595,896
Redemptions	(5,119,889)	(180,679,159)	(8,445,175)	(310,953,059)
Net increase	15,112,622	536,778,438	16,355,225	601,786,452
Class B shares
Subscriptions	25,206	892,001	88,902	3,259,026
Distributions reinvested	5,658	200,841	12,310	443,459
Redemptions(a)	(75,585)	(2,661,859)	(192,301)	(7,050,415)
Net decrease	(44,721)	(1,569,017)	(91,089)	(3,347,930)
Class C shares
Subscriptions	9,503,589	336,408,963	10,211,580	375,103,625
Distributions reinvested	513,278	18,236,228	363,462	13,124,747
Redemptions	(1,407,519)	(49,388,627)	(1,423,591)	(52,266,510)
Net increase	8,609,348	305,256,564	9,151,451	335,961,862
Class K shares
Subscriptions	42,671	1,477,179	94,952	3,466,998
Distributions reinvested	19,457	690,626	30,677	1,108,787
Redemptions	(30,289)	(1,093,640)	(133,353)	(4,891,086)
Net increase (decrease)	31,839	1,074,165	(7,724)	(315,301)
Class R shares
Subscriptions	783,344	27,770,849	797,090	29,364,631
Distributions reinvested	23,638	841,336	21,236	768,655
Redemptions	(132,227)	(4,668,854)	(361,624)	(13,361,380)
Net increase	674,755	23,943,331	456,702	16,771,906
Class R4 shares
Subscriptions	968,020	34,893,643	868,563	32,087,299
Distributions reinvested	39,674	1,420,695	29,517	1,078,665
Redemptions	(262,140)	(9,305,266)	(249,090)	(9,255,556)
Net increase	745,554	27,009,072	648,990	23,910,408
Class R5 shares
Subscriptions	1,286,307	45,264,083	2,250,236	82,589,442
Distributions reinvested	111,519	3,959,934	84,668	3,075,827
Redemptions	(587,675)	(20,570,112)	(527,586)	(19,297,513)
Net increase	810,151	28,653,905	1,807,318	66,367,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	587,756	20,712,322	1,537,795	57,194,044
Distributions reinvested	56,885	2,036,692	38,339	1,401,115
Redemptions	(246,095)	(8,730,263)	(211,982)	(7,879,818)
Net increase	398,546	14,018,751	1,364,152	50,715,341
Class Z shares
Subscriptions	5,616,860	198,362,751	6,092,718	223,848,477
Distributions reinvested	381,707	13,546,898	437,899	15,841,211
Redemptions	(1,744,775)	(61,379,108)	(2,959,328)	(108,584,334)
Net increase	4,253,792	150,530,541	3,571,289	131,105,354
Total net increase	30,591,886	1,085,695,750	33,256,314	1,222,955,848

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$35.80		$37.01		$31.83		$28.21		$26.06		$23.29
Income from investment operations:
Net investment income	0.18		0.75	(a)	0.32		0.28		0.33		0.37
Net realized and unrealized gain (loss)	(0.37)		(0.23)		5.16		3.64		2.97		2.79
Total from investment operations	(0.19)		0.52		5.48		3.92		3.30		3.16
Less distributions to shareholders:
Net investment income	(0.42)		(0.40)		(0.30)		(0.30)		(0.34)		(0.39)
Net realized gains	(0.68)		(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.10)		(1.73)		(0.30)		(0.30)		(1.15)		(0.39)
Net asset value, end of period	$34.51		$35.80		$37.01		$31.83		$28.21		$26.06
Total return	(0.60%)		1.38%		17.29%		13.97%		13.14%		13.57%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.06%		1.09%		1.14%		1.16%		1.10%
Total net expenses(d)	1.03	%(c)	1.06	%(e)	1.09	%(e)	1.13	%(e)	1.11	%(e)	1.03	%(e)
Net investment income	1.01	%(c)	2.03%		0.94%		0.91%		1.24%		1.38%
Supplemental data
Net assets, end of period (in thousands)	$2,339,370		$1,885,538		$1,344,071		$994,163		$774,214		$657,604
Portfolio turnover	33%		102%		109%		141%		130%		99%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.48 per share.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$35.67		$36.91		$31.75		$28.15		$26.00		$23.24
Income from investment operations:
Net investment income	0.04		0.30	(a)	0.06		0.05		0.13		0.17
Net realized and unrealized gain (loss)	(0.37)		(0.06)		5.15		3.63		2.97		2.78
Total from investment operations	(0.33)		0.24		5.21		3.68		3.10		2.95
Less distributions to shareholders:
Net investment income	(0.28)		(0.15)		(0.05)		(0.08)		(0.14)		(0.19)
Net realized gains	(0.68)		(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(0.96)		(1.48)		(0.05)		(0.08)		(0.95)		(0.19)
Net asset value, end of period	$34.38		$35.67		$36.91		$31.75		$28.15		$26.00
Total return	(0.99%)		0.63%		16.40%		13.12%		12.30%		12.71%
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.81%		1.84%		1.89%		1.91%		1.84%
Total net expenses(d)	1.78	%(c)	1.81	%(e)	1.84	%(e)	1.88	%(e)	1.86	%(e)	1.78	%(e)
Net investment income	0.24	%(c)	0.82%		0.18%		0.16%		0.49%		0.64%
Supplemental data
Net assets, end of period (in thousands)	$6,979		$8,834		$12,504		$12,225		$11,910		$14,227
Portfolio turnover	33%		102%		109%		141%		130%		99%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.32 per share.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$35.68		$36.92		$31.75		$28.15		$25.99		$23.24
Income from investment operations:
Net investment income	0.05		0.56	(a)	0.07		0.05		0.13		0.17
Net realized and unrealized gain (loss)	(0.37)		(0.32)		5.14		3.63		2.98		2.77
Total from investment operations	(0.32)		0.24		5.21		3.68		3.11		2.94
Less distributions to shareholders:
Net investment income	(0.28)		(0.15)		(0.05)		(0.08)		(0.14)		(0.19)
Net realized gains	(0.68)		(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(0.96)		(1.48)		(0.05)		(0.08)		(0.95)		(0.19)
Increase from payment by affiliate	—		—		0.01		—		—		—
Net asset value, end of period	$34.40		$35.68		$36.92		$31.75		$28.15		$25.99
Total return	(0.97%)		0.63%		16.44	%(b)	13.12%		12.34%		12.67%
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.81%		1.84%		1.89%		1.91%		1.84%
Total net expenses(e)	1.78	%(d)	1.81	%(f)	1.84	%(f)	1.88	%(f)	1.86	%(f)	1.79	%(f)
Net investment income	0.27	%(d)	1.52%		0.19%		0.16%		0.50%		0.62%
Supplemental data
Net assets, end of period (in thousands)	$886,489		$612,243		$295,665		$149,581		$74,771		$48,236
Portfolio turnover	33%		102%		109%		141%		130%		99%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.56 per share.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$35.75		$36.96	$31.80	$28.18	$26.02	$27.16
Income from investment operations:
Net investment income	0.19		0.69 (b)	0.35	0.31	0.35	0.18
Net realized and unrealized gain (loss)	(0.36)		(0.13)	5.15	3.64	2.98	(1.15	)(c)
Total from investment operations	(0.17)		0.56	5.50	3.95	3.33	(0.97)
Less distributions to shareholders:
Net investment income	(0.44)		(0.44)	(0.34)	(0.33)	(0.36)	(0.17)
Net realized gains	(0.68)		(1.33)	—	—	(0.81)	—
Total distributions to shareholders	(1.12)		(1.77)	(0.34)	(0.33)	(1.17)	(0.17)
Net asset value, end of period	$34.46		$35.75	$36.96	$31.80	$28.18	$26.02
Total return	(0.55%)		1.49%	17.39%	14.11%	13.26%	(3.59%)
Ratios to average net assets(d)
Total gross expenses	0.93	%(e)	0.95%	0.97%	1.01%	1.03%	1.02	%(e)
Total net expenses(f)	0.93	%(e)	0.95%	0.97%	1.01%	1.03%	1.02	%(e)(g)
Net investment income	1.10	%(e)	1.86%	1.00%	1.02%	1.32%	1.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$22,556		$22,260	$23,303	$70,411	$60,735	$48,799
Portfolio turnover	33%		102%	109%	141%	130%	99%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$35.79		$37.01		$31.82		$28.19		$26.04		$24.62
Income from investment operations:
Net investment income	0.13		0.73	(b)	0.24		0.20		0.27		0.30
Net realized and unrealized gain (loss)	(0.35)		(0.31)		5.15		3.65		2.97		1.35
Total from investment operations	(0.22)		0.42		5.39		3.85		3.24		1.65
Less distributions to shareholders:
Net investment income	(0.38)		(0.31)		(0.21)		(0.22)		(0.28)		(0.23)
Net realized gains	(0.68)		(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.06)		(1.64)		(0.21)		(0.22)		(1.09)		(0.23)
Increase from payment by affiliate	—		—		0.01		—		—		—
Net asset value, end of period	$34.51		$35.79		$37.01		$31.82		$28.19		$26.04
Total return	(0.70%)		1.10%		17.04	%(c)	13.73%		12.87%		6.70%
Ratios to average net assets(d)
Total gross expenses	1.28	%(e)	1.31%		1.34%		1.39%		1.42%		1.37	%(e)
Total net expenses(f)	1.28	%(e)	1.31	%(g)	1.34	%(g)	1.38	%(g)	1.36	%(g)	1.28	%(e)(g)
Net investment income	0.77	%(e)	1.97%		0.69%		0.64%		1.01%		1.20	%(e)
Supplemental data
Net assets, end of period (in thousands)	$59,046		$37,089		$21,445		$13,113		$2,740		$457
Portfolio turnover	33%		102%		109%		141%		130%		99%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.55 per share.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$36.06		$37.27		$32.03		$28.25
Income from investment operations:
Net investment income	0.23		0.88	(b)	0.42		0.29
Net realized and unrealized gain (loss)	(0.37)		(0.27)		5.18		3.76
Total from investment operations	(0.14)		0.61		5.60		4.05
Less distributions to shareholders:
Net investment income	(0.47)		(0.49)		(0.38)		(0.27)
Net realized gains	(0.68)		(1.33)		—		—
Total distributions to shareholders	(1.15)		(1.82)		(0.38)		(0.27)
Increase from payment by affiliate	—		—		0.02		—
Net asset value, end of period	$34.77		$36.06		$37.27		$32.03
Total return	(0.47%)		1.62%		17.64	%(c)	14.40%
Ratios to average net assets(d)
Total gross expenses	0.78	%(e)	0.81%		0.84%		0.88	%(e)
Total net expenses(f)	0.78	%(e)	0.81	%(g)	0.84	%(g)	0.88	%(e)(g)
Net investment income	1.28	%(e)	2.37%		1.21%		1.14	%(e)
Supplemental data
Net assets, end of period (in thousands)	$63,031		$38,489		$15,596		$3,515
Portfolio turnover	33%		102%		109%		141%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.51 per share.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$35.78		$36.99	$31.80		$28.17	$26.02	$27.16
Income from investment operations:
Net investment income	0.24		0.97 (b)	0.45		0.39	0.42	0.24
Net realized and unrealized gain (loss)	(0.36)		(0.32)	5.14		3.64	2.97	(1.18	)(c)
Total from investment operations	(0.12)		0.65	5.59		4.03	3.39	(0.94)
Less distributions to shareholders:
Net investment income	(0.49)		(0.53)	(0.42)		(0.40)	(0.43)	(0.20)
Net realized gains	(0.68)		(1.33)	—		—	(0.81)	—
Total distributions to shareholders	(1.17)		(1.86)	(0.42)		(0.40)	(1.24)	(0.20)
Increase from payment by affiliate	—		—	0.02		—	—	—
Net asset value, end of period	$34.49		$35.78	$36.99		$31.80	$28.17	$26.02
Total return	(0.42%)		1.74%	17.76	%(d)	14.42%	13.52%	(3.46%)
Ratios to average net assets(e)
Total gross expenses	0.68	%(f)	0.70%	0.73%		0.76%	0.78%	0.75	%(f)
Total net expenses(g)	0.68	%(f)	0.70%	0.73%		0.76%	0.78%	0.73	%(f)(h)
Net investment income	1.36	%(f)	2.63%	1.30%		1.26%	1.57%	1.79	%(f)
Supplemental data
Net assets, end of period (in thousands)	$134,888		$110,946	$47,848		$29,617	$15	$13
Portfolio turnover	33%		102%	109%		141%	130%	99%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$36.07		$37.28	$32.04		$28.25
Income from investment operations:
Net investment income	0.25		1.21 (b)	0.47		0.34
Net realized and unrealized gain (loss)	(0.37)		(0.54)	5.19		3.75
Total from investment operations	(0.12)		0.67	5.66		4.09
Less distributions to shareholders:
Net investment income	(0.49)		(0.55)	(0.44)		(0.30)
Net realized gains	(0.68)		(1.33)	—		—
Total distributions to shareholders	(1.17)		(1.88)	(0.44)		(0.30)
Increase from payment by affiliate	—		—	0.02		—
Net asset value, end of period	$34.78		$36.07	$37.28		$32.04
Total return	(0.40%)		1.78%	17.84	%(c)	14.54%
Ratios to average net assets(d)
Total gross expenses	0.63	%(e)	0.66%	0.68%		0.70	%(e)
Total net expenses(f)	0.63	%(e)	0.66%	0.68%		0.70	%(e)
Net investment income	1.41	%(e)	3.27%	1.35%		1.34	%(e)
Supplemental data
Net assets, end of period (in thousands)	$77,267		$65,758	$17,106		$9,784
Portfolio turnover	33%		102%	109%		141%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.78 per share.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$35.75		$36.96		$31.78		$28.17		$26.02		$23.27
Income from investment operations:
Net investment income	0.22		0.83	(a)	0.41		0.35		0.40		0.43
Net realized and unrealized gain (loss)	(0.36)		(0.22)		5.15		3.63		2.96		2.77
Total from investment operations	(0.14)		0.61		5.56		3.98		3.36		3.20
Less distributions to shareholders:
Net investment income	(0.47)		(0.49)		(0.38)		(0.37)		(0.40)		(0.45)
Net realized gains	(0.68)		(1.33)		—		—		(0.81)		—
Total distributions to shareholders	(1.15)		(1.82)		(0.38)		(0.37)		(1.21)		(0.45)
Net asset value, end of period	$34.46		$35.75		$36.96		$31.78		$28.17		$26.02
Total return	(0.48%)		1.64%		17.60%		14.24%		13.42%		13.78%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.81%		0.84%		0.89%		0.91%		0.83%
Total net expenses(d)	0.78	%(c)	0.81	%(e)	0.84	%(e)	0.88	%(e)	0.86	%(e)	0.78	%(e)
Net investment income	1.27	%(c)	2.24%		1.18%		1.16%		1.49%		1.62%
Supplemental data
Net assets, end of period (in thousands)	$609,448		$480,162		$364,457		$308,945		$284,934		$229,744
Portfolio turnover	33%		102%		109%		141%		130%		99%

Notes to Financial Highlights

(a)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

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COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2016:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	22,505	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	431,329
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(22,505)

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended February 29, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	28,293,047

*Based on the ending quarterly outstanding amounts for the six months ended February 29, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the

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COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies

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COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.61% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $6,697,690, and the administrative services fee paid to the Investment Manager was $605,430.

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.15
Class R5	0.05
Class Z	0.15

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 29, 2016, the Fund's total potential future obligation over the life of the Guaranty is $19,340. The liability remaining at February 29, 2016 for non-recurring charges associated with the lease amounted to $12,285 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 29, 2016 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,746,594 for Class A, $199 for Class B and $48,427 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.20%	1.20%
Class B	1.95	1.95
Class C	1.95	1.95
Class K	1.14	1.14
Class R	1.45	1.45
Class R4	0.95	0.95
Class R5	0.89	0.89
Class Y	0.84	0.84
Class Z	0.95	0.95

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $4,030,845,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$346,965,000
Unrealized depreciation	(101,111,000)
Net unrealized appreciation	$245,854,000
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COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,092,087,939 and $1,173,746,955, respectively, for the six months ended February 29, 2016, of which $611,922,567 and $505,421,918, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 42.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Semiannual Report 2016

COLUMBIA BALANCED FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA BALANCED FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR120_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Technology Growth Fund (the Fund) Class A shares returned -1.50% excluding sales charges for the six-month period that ended February 29, 2016.

■  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) 100 Technology Index, which returned -2.65% for the same period.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		-1.50	-4.52	10.34	6.77
Including sales charges		-7.17	-10.03	9.04	6.14
Class B	11/01/02
Excluding sales charges		-1.88	-5.26	9.52	5.97
Including sales charges		-6.69	-9.91	9.24	5.97
Class C	10/13/03
Excluding sales charges		-1.88	-5.26	9.52	5.97
Including sales charges		-2.84	-6.18	9.52	5.97
Class I*	03/25/15	-1.34	-4.19	10.63	7.04
Class R4*	11/08/12	-1.44	-4.33	10.61	7.03
Class R5*	11/08/12	-1.38	-4.22	10.71	7.08
Class Z	11/09/00	-1.40	-4.33	10.60	7.02
BofAML 100 Technology Index		-2.65	-9.79	5.78	5.35

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The BofAML 100 Technology Index is an unmanaged equally weighted index of 100 leading technology stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 29, 2016)
Alphabet, Inc., Class A (United States)	7.6
Facebook, Inc., Class A (United States)	4.2
Microsoft Corp. (United States)	4.2
Apple, Inc. (United States)	3.7
Visa, Inc., Class A (United States)	3.3
Amazon.com, Inc. (United States)	2.9
Salesforce.com, inc. (United States)	2.2
Lam Research Corp. (United States)	2.2
Activision Blizzard, Inc. (United States)	2.1
Cisco Systems, Inc. (United States)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 29, 2016)
China	4.9
Finland	0.4
Guernsey	1.2
India	0.2
Israel	1.0
Netherlands	1.9
Singapore	1.6
South Africa	0.7
Switzerland	0.6
Taiwan	1.5
United Kingdom	0.1
United States(a)	85.9
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Rahul Narang

Semiannual Report 2016
3

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	7.9
Financials	0.8
Industrials	0.1
Information Technology	90.3
Telecommunication Services	0.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	985.00	1,018.10	6.71	6.82	1.36
Class B	1,000.00	1,000.00	981.20	1,014.37	10.39	10.57	2.11
Class C	1,000.00	1,000.00	981.20	1,014.32	10.44	10.62	2.12
Class I	1,000.00	1,000.00	986.60	1,020.24	4.59	4.67	0.93
Class R4	1,000.00	1,000.00	985.60	1,019.39	5.43	5.52	1.10
Class R5	1,000.00	1,000.00	986.20	1,019.99	4.84	4.92	0.98
Class Z	1,000.00	1,000.00	986.00	1,019.34	5.48	5.57	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
CHINA 5.0%
58.Com, Inc., ADR(a)	18,520	981,560
Alibaba Group Holding Ltd., ADR(a)	51,297	3,529,746
Baidu, Inc., ADR(a)	24,717	4,286,422
Ctrip.com International Ltd., ADR(a)	30,317	1,240,572
JD.com, Inc., ADR(a)	117,880	3,030,695
NetEase, Inc., ADR	25,247	3,398,499
Tencent Holdings Ltd.	340,700	6,233,966
Total		22,701,460
FINLAND 0.4%
Nokia OYJ, ADR	280,708	1,692,669
GUERNSEY 1.2%
Amdocs Ltd.	93,441	5,303,711
INDIA 0.1%
Videocon d2h Ltd. ADR(a)	119,144	726,778
ISRAEL 1.0%
Check Point Software Technologies Ltd.(a)	46,419	3,856,026
CyberArk Software Ltd.(a)	19,715	738,721
Total		4,594,747
NETHERLANDS 1.9%
ASML Holding NV	36,469	3,319,409
NXP Semiconductors NV(a)	77,455	5,517,894
Total		8,837,303
SINGAPORE 1.6%
Broadcom Ltd.	54,351	7,281,404
SOUTH AFRICA 0.7%
MiX Telematics Ltd., ADR	147,607	512,196
Naspers Ltd., Class N	21,315	2,520,293
Total		3,032,489
SWITZERLAND 0.6%
TE Connectivity Ltd.	48,927	2,784,925
TAIWAN 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	296,429	6,980,903
UNITED KINGDOM 0.1%
Mimecast Ltd.(a)	60,000	561,600

Common Stocks (continued)

Issuer	Shares	Value ($)
UNITED STATES 82.9%
A10 Networks, Inc.(a)	82,625	508,970
Accenture PLC, Class A	59,100	5,925,366
Activision Blizzard, Inc.	295,856	9,369,759
Adobe Systems, Inc.(a)	60,997	5,193,895
Akamai Technologies, Inc.(a)	24,802	1,338,564
Alliance Data Systems Corp.(a)	21,748	4,569,907
Alphabet, Inc., Class A(a)	46,864	33,611,798
Amazon.com, Inc.(a)	23,488	12,977,590
Amphenol Corp., Class A	96,737	5,133,833
ANSYS, Inc.(a)	13,707	1,137,955
Apple, Inc.	170,656	16,500,729
Applied Materials, Inc.	190,279	3,590,565
Autodesk, Inc.(a)	43,086	2,229,270
Automatic Data Processing, Inc.	32,392	2,743,278
Blackhawk Network Holdings, Inc.(a)	4,472	151,332
CA, Inc.	52,820	1,547,098
Cavium, Inc.(a)	4,000	237,960
CDW Corp.	29,755	1,177,703
Cisco Systems, Inc.	326,141	8,538,371
Citrix Systems, Inc.(a)	16,755	1,183,741
Cognizant Technology Solutions Corp., Class A(a)	83,364	4,750,081
Comcast Corp., Class A	107,773	6,221,735
Computer Sciences Corp.	84,735	2,441,215
Corning, Inc.	50,000	915,000
CoStar Group, Inc.(a)	17,510	3,100,321
eBay, Inc.(a)	154,874	3,686,001
Electronic Arts, Inc.(a)	60,462	3,884,079
EMC Corp.	104,831	2,739,234
Equinix, Inc.	11,186	3,397,076
Expedia, Inc.	9,281	966,245
Facebook, Inc., Class A(a)	174,918	18,702,233
Fidelity National Information Services, Inc.	76,127	4,434,398
Fiserv, Inc.(a)	73,009	6,981,851
FleetCor Technologies, Inc.(a)	18,997	2,425,727
Global Payments, Inc.	23,674	1,442,930
Guidewire Software, Inc.(a)	28,285	1,392,471
Harris Corp.	25,275	1,971,955

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Hewlett Packard Enterprise Co.	192,291	2,551,702
Intel Corp.	224,529	6,643,813
International Business Machines Corp.	13,460	1,763,664
Intuit, Inc.	52,272	5,051,566
Juniper Networks, Inc.	154,970	3,827,759
Lam Research Corp.	130,463	9,562,938
Linear Technology Corp.	75,466	3,291,827
LinkedIn Corp., Class A(a)	26,224	3,073,191
MasterCard, Inc., Class A	35,227	3,061,931
Maxim Integrated Products, Inc.	157,769	5,342,058
Microchip Technology, Inc.	115,234	5,126,761
Micron Technology, Inc.(a)	195,735	2,080,663
Microsemi Corp.(a)	150,072	5,196,993
Microsoft Corp.	363,703	18,505,209
Netflix, Inc.(a)	22,203	2,073,982
NVIDIA Corp.	176,943	5,548,932
Oracle Corp.	73,185	2,691,744
Palo Alto Networks, Inc.(a)	32,384	4,688,879
PayPal Holdings, Inc.(a)	100,334	3,826,739
Power Integrations, Inc.	32,350	1,482,600
Priceline Group, Inc. (The)(a)	4,253	5,380,938
PTC, Inc.(a)	66,524	2,056,257
QUALCOMM, Inc.	107,278	5,448,650
Red Hat, Inc.(a)	80,073	5,232,771
Sabre Corp.	155,990	4,235,128
Salesforce.com, inc.(a)	144,069	9,760,675
SanDisk Corp.	18,902	1,365,858
SBA Communications Corp., Class A(a)	42,144	3,999,044
Science Applications International Corp.	36,222	1,617,312

Common Stocks (continued)

Issuer	Shares	Value ($)
Seagate Technology PLC	60,076	1,883,983
ServiceNow, Inc.(a)	29,504	1,622,425
Skyworks Solutions, Inc.	98,520	6,546,654
Splunk, Inc.(a)	25,147	1,096,409
SS&C Technologies Holdings, Inc.	26,379	1,537,632
Synopsys, Inc.(a)	102,627	4,592,558
Tableau Software, Inc., Class A(a)	17,015	776,735
Texas Instruments, Inc.	101,178	5,364,458
Total System Services, Inc.	74,854	3,262,137
Vantiv, Inc., Class A(a)	64,887	3,376,719
VeriSign, Inc.(a)	56,289	4,755,858
Visa, Inc., Class A	199,942	14,473,801
Western Digital Corp.	38,422	1,672,510
Workiva, Inc.(a)	69,454	866,786
Xilinx, Inc.	105,635	4,988,085
Total		378,426,570
Total Common Stocks (Cost: $398,230,134)		442,924,559

Money Market Funds 3.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	15,808,332	15,808,332
Total Money Market Funds (Cost: $15,808,332)		15,808,332
Total Investments (Cost: $414,038,466)		458,732,891
Other Assets & Liabilities, Net		(2,386,370)
Net Assets		456,346,521

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,140,396	94,772,534	(91,104,598)	15,808,332	18,181	15,808,332

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	16,467,494	6,233,966	—	22,701,460
Finland	1,692,669	—	—	1,692,669
Guernsey	5,303,711	—	—	5,303,711
India	726,778	—	—	726,778
Israel	4,594,747	—	—	4,594,747
Netherlands	8,837,303	—	—	8,837,303
Singapore	7,281,404	—	—	7,281,404
South Africa	512,196	2,520,293	—	3,032,489
Switzerland	2,784,925	—	—	2,784,925
Taiwan	6,980,903	—	—	6,980,903
United Kingdom	561,600	—	—	561,600
United States	378,426,570	—	—	378,426,570
Total Common Stocks	434,170,300	8,754,259	—	442,924,559
Money Market Funds	—	15,808,332	—	15,808,332
Total Investments	434,170,300	24,562,591	—	458,732,891

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $398,230,134)	$442,924,559
Affiliated issuers (identified cost $15,808,332)	15,808,332
Total investments (identified cost $414,038,466)	458,732,891
Receivable for:
Investments sold	178,079
Capital shares sold	893,962
Dividends	520,376
Prepaid expenses	1,389
Trustees' deferred compensation plan	36,727
Other assets	40,224
Total assets	460,403,648
Liabilities
Payable for:
Investments purchased	3,628,874
Capital shares purchased	247,836
Investment management fees	32,735
Distribution and/or service fees	7,184
Transfer agent fees	80,052
Chief compliance officer expenses	20
Other expenses	23,699
Trustees' deferred compensation plan	36,727
Total liabilities	4,057,127
Net assets applicable to outstanding capital stock	$456,346,521
Represented by
Paid-in capital	$414,593,707
Excess of distributions over net investment income	(40,124)
Accumulated net realized loss	(2,901,487)
Unrealized appreciation (depreciation) on:
Investments	44,694,425
Total — representing net assets applicable to outstanding capital stock	$456,346,521

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$143,185,882
Shares outstanding	8,062,721
Net asset value per share	$17.76
Maximum offering price per share(a)	$18.84
Class B
Net assets	$512,845
Shares outstanding	31,723
Net asset value per share	$16.17
Class C
Net assets	$50,868,430
Shares outstanding	3,140,229
Net asset value per share	$16.20
Class I
Net assets	$68,288,346
Shares outstanding	3,544,725
Net asset value per share	$19.26
Class R4
Net assets	$5,587,795
Shares outstanding	300,580
Net asset value per share	$18.59
Class R5
Net assets	$13,076,126
Shares outstanding	700,195
Net asset value per share	$18.67
Class Z
Net assets	$174,827,097
Shares outstanding	9,521,347
Net asset value per share	$18.36

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,860,531
Dividends — affiliated issuers	18,181
Foreign taxes withheld	(5,187)
Total income	2,873,525
Expenses:
Investment management fees	1,967,987
Distribution and/or service fees
Class A	184,668
Class B	4,451
Class C	233,504
Transfer agent fees
Class A	136,670
Class B	824
Class C	43,233
Class R4	8,575
Class R5	3,025
Class Z	168,856
Compensation of board members	11,591
Custodian fees	7,116
Printing and postage fees	25,105
Registration fees	54,230
Audit fees	9,836
Legal fees	6,058
Chief compliance officer expenses	98
Other	14,178
Total expenses	2,880,005
Net investment loss	(6,480)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,747,029)
Foreign currency translations	(34)
Net realized loss	(1,747,063)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,393,584)
Net change in unrealized depreciation	(11,393,584)
Net realized and unrealized loss	(13,140,647)
Net decrease in net assets from operations	$(13,147,127)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment loss	$(6,480)	$(925,875)
Net realized gain (loss)	(1,747,063)	11,319,242
Net change in unrealized depreciation	(11,393,584)	(21,322)
Net increase (decrease) in net assets resulting from operations	(13,147,127)	10,372,045
Distributions to shareholders
Net investment income
Class A	—	(404,060)
Class B	—	(3,716)
Class C	—	(52,091)
Class R4	—	(20,592)
Class R5	—	(16,532)
Class Z	—	(663,608)
Net realized gains
Class A	(2,872,767)	(3,763,868)
Class B	(16,243)	(76,169)
Class C	(987,585)	(1,067,669)
Class I	(1,050,912)	—
Class R4	(208,970)	(161,967)
Class R5	(246,859)	(118,927)
Class Z	(3,498,455)	(5,219,687)
Total distributions to shareholders	(8,881,791)	(11,568,886)
Increase in net assets from capital stock activity	90,191,133	166,396,812
Total increase in net assets	68,162,215	165,199,971
Net assets at beginning of period	388,184,306	222,984,335
Net assets at end of period	$456,346,521	$388,184,306
Excess of distributions over net investment income	$(40,124)	$(33,644)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,034,526	58,145,917	4,400,264	82,218,947
Distributions reinvested	141,756	2,725,965	220,321	3,994,415
Redemptions	(2,251,235)	(41,155,604)	(2,085,187)	(38,219,187)
Net increase	925,047	19,716,278	2,535,398	47,994,175
Class B shares
Subscriptions	1,098	20,004	3,546	61,053
Distributions reinvested	876	15,360	4,374	73,009
Redemptions(b)	(38,835)	(658,158)	(61,049)	(1,036,587)
Net decrease	(36,861)	(622,794)	(53,129)	(902,525)
Class C shares
Subscriptions	931,352	16,297,189	1,230,766	21,167,794
Distributions reinvested	38,696	679,884	41,819	699,211
Redemptions	(184,626)	(3,126,231)	(212,634)	(3,640,264)
Net increase	785,422	13,850,842	1,059,951	18,226,741
Class I shares
Subscriptions	2,116,416	41,950,728	1,741,813	36,140,802
Distributions reinvested	50,419	1,050,737	—	—
Redemptions	(245,825)	(5,167,906)	(118,098)	(2,430,540)
Net increase	1,921,010	37,833,559	1,623,715	33,710,262
Class R4 shares
Subscriptions	260,975	5,229,212	462,980	9,048,769
Distributions reinvested	10,386	208,970	9,654	182,559
Redemptions	(405,754)	(7,809,423)	(81,844)	(1,575,194)
Net increase (decrease)	(134,393)	(2,371,241)	390,790	7,656,134
Class R5 shares
Subscriptions	385,374	7,819,352	467,347	9,146,520
Distributions reinvested	12,212	246,806	7,137	135,326
Redemptions	(214,789)	(4,071,409)	(124,027)	(2,408,969)
Net increase	182,797	3,994,749	350,457	6,872,877
Class Z shares
Subscriptions	2,599,304	51,306,630	4,539,525	85,885,011
Distributions reinvested	123,140	2,446,794	206,671	3,860,616
Redemptions	(1,946,457)	(35,963,684)	(1,962,918)	(36,906,479)
Net increase	775,987	17,789,740	2,783,278	52,839,148
Total net increase	4,419,009	90,191,133	8,690,460	166,396,812

(a) Class I shares are based on operations from March 25, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$18.36		$18.18		$13.47		$10.87		$10.25		$8.75
Income from investment operations:
Net investment loss	(0.01)		(0.07)		(0.09)		(0.04)		(0.08)		(0.11)
Net realized and unrealized gain (loss)	(0.24)		1.10		4.80		2.64		0.70		1.61
Total from investment operations	(0.25)		1.03		4.71		2.60		0.62		1.50
Less distributions to shareholders:
Net investment income	—		(0.09)		—		—		—		—
Net realized gains	(0.35)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.35)		(0.85)		—		—		—		—
Net asset value, end of period	$17.76		$18.36		$18.18		$13.47		$10.87		$10.25
Total return	(1.50%)		5.70%		34.97%		23.92%		6.05%		17.14%
Ratios to average net assets(a)
Total gross expenses	1.36	%(b)	1.40%		1.42%		1.49%		1.39%		1.46	%(c)
Total net expenses(d)	1.36	%(b)	1.40	%(e)	1.42	%(e)	1.46	%(e)	1.39	%(e)	1.43	%(c)
Net investment loss	(0.09	%)(b)	(0.37%)		(0.55%)		(0.36%)		(0.80%)		(1.01%)
Supplemental data
Net assets, end of period (in thousands)	$143,186		$131,079		$83,656		$53,711		$50,574		$65,071
Portfolio turnover	25%		60%		68%		135%		220%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.81		$16.79		$12.53		$10.19		$9.68		$8.33
Income from investment operations:
Net investment loss	(0.07)		(0.18)		(0.20)		(0.12)		(0.15)		(0.19)
Net realized and unrealized gain (loss)	(0.22)		1.00		4.46		2.46		0.66		1.54
Total from investment operations	(0.29)		0.82		4.26		2.34		0.51		1.35
Less distributions to shareholders:
Net investment income	—		(0.04)		—		—		—		—
Net realized gains	(0.35)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.35)		(0.80)		—		—		—		—
Net asset value, end of period	$16.17		$16.81		$16.79		$12.53		$10.19		$9.68
Total return	(1.88%)		4.92%		34.00%		22.96%		5.27%		16.21%
Ratios to average net assets(a)
Total gross expenses	2.11	%(b)	2.14%		2.16%		2.24%		2.15%		2.21	%(c)
Total net expenses(d)	2.11	%(b)	2.14	%(e)	2.16	%(e)	2.21	%(e)	2.15	%(e)	2.19	%(c)
Net investment loss	(0.86	%)(b)	(1.08%)		(1.35%)		(1.10%)		(1.56%)		(1.77%)
Supplemental data
Net assets, end of period (in thousands)	$513		$1,153		$2,043		$3,147		$3,788		$5,573
Portfolio turnover	25%		60%		68%		135%		220%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.84		$16.82		$12.55		$10.21		$9.70		$8.35
Income from investment operations:
Net investment loss	(0.07)		(0.20)		(0.20)		(0.12)		(0.15)		(0.19)
Net realized and unrealized gain (loss)	(0.22)		1.02		4.47		2.46		0.66		1.54
Total from investment operations	(0.29)		0.82		4.27		2.34		0.51		1.35
Less distributions to shareholders:
Net investment income	—		(0.04)		—		—		—		—
Net realized gains	(0.35)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.35)		(0.80)		—		—		—		—
Net asset value, end of period	$16.20		$16.84		$16.82		$12.55		$10.21		$9.70
Total return	(1.88%)		4.91%		34.02%		22.92%		5.26%		16.17%
Ratios to average net assets(a)
Total gross expenses	2.12	%(b)	2.15%		2.17%		2.23%		2.17%		2.22	%(c)
Total net expenses(d)	2.12	%(b)	2.15	%(e)	2.17	%(e)	2.21	%(e)	2.17	%(e)	2.20	%(c)
Net investment loss	(0.84	%)(b)	(1.13%)		(1.31%)		(1.11%)		(1.57%)		(1.79%)
Supplemental data
Net assets, end of period (in thousands)	$50,868		$39,660		$21,775		$16,791		$15,821		$20,360
Portfolio turnover	25%		60%		68%		135%		220%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

Class I	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015(a)
Per share data
Net asset value, beginning of period	$19.85		$19.98
Income from investment operations:
Net investment income	0.04		(0.00	)(b)
Net realized and unrealized loss	(0.28)		(0.13	)(c)
Total from investment operations	(0.24)		(0.13)
Less distributions to shareholders:
Net realized gains	(0.35)		—
Total distributions to shareholders	(0.35)		—
Net asset value, end of period	$19.26		$19.85
Total return	(1.34%)		(0.65%)
Ratios to average net assets(d)
Total gross expenses	0.93	%(e)	0.98	%(e)
Total net expenses(f)	0.93	%(e)	0.98	%(e)
Net investment income (loss)	0.37	%(e)	(0.02	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$68,288		$32,235
Portfolio turnover	25%		60%

Notes to Financial Highlights

(a)  Based on operations from March 25, 2015 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.19		$18.92		$13.99		$10.73
Income from investment operations:
Net investment income (loss)	0.02		(0.04)		(0.06)		(0.03)
Net realized and unrealized gain (loss)	(0.27)		1.17		4.99		3.29
Total from investment operations	(0.25)		1.13		4.93		3.26
Less distributions to shareholders:
Net investment income	—		(0.10)		—		—
Net realized gains	(0.35)		(0.76)		—		—
Total distributions to shareholders	(0.35)		(0.86)		—		—
Net asset value, end of period	$18.59		$19.19		$18.92		$13.99
Total return	(1.44%)		6.04%		35.24%		30.38%
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.15%		1.16%		1.22	%(c)
Total net expenses(d)	1.10	%(c)	1.15	%(e)	1.16	%(e)	1.22	%(c)(e)
Net investment income (loss)	0.19	%(c)	(0.23%)		(0.37%)		(0.28	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5,588		$8,345		$836		$177
Portfolio turnover	25%		60%		68%		135%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$19.26		$18.98	$14.00	$10.73
Income from investment operations:
Net investment income (loss)	0.03		(0.01)	(0.01)	0.00	(b)
Net realized and unrealized gain (loss)	(0.27)		1.16	4.99	3.27
Total from investment operations	(0.24)		1.15	4.98	3.27
Less distributions to shareholders:
Net investment income	—		(0.11)	—	—
Net realized gains	(0.35)		(0.76)	—	—
Total distributions to shareholders	(0.35)		(0.87)	—	—
Net asset value, end of period	$18.67		$19.26	$18.98	$14.00
Total return	(1.38%)		6.13%	35.57%	30.48%
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	1.00%	1.03%	1.08	%(d)
Total net expenses(e)	0.98	%(d)	1.00%	1.03%	1.08	%(d)
Net investment income (loss)	0.27	%(d)	(0.05%)	(0.09%)	(0.08	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$13,076		$9,964	$3,168	$203
Portfolio turnover	25%		60%	68%	135%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$18.95		$18.70		$13.82		$11.13		$10.47		$8.92
Income from investment operations:
Net investment income (loss)	0.01		(0.02)		(0.05)		(0.01)		(0.07)		(0.09)
Net realized and unrealized gain (loss)	(0.25)		1.13		4.93		2.70		0.73		1.64
Total from investment operations	(0.24)		1.11		4.88		2.69		0.66		1.55
Less distributions to shareholders:
Net investment income	—		(0.10)		—		—		—		—
Net realized gains	(0.35)		(0.76)		—		—		—		—
Total distributions to shareholders	(0.35)		(0.86)		—		—		—		—
Net asset value, end of period	$18.36		$18.95		$18.70		$13.82		$11.13		$10.47
Total return	(1.40%)		6.00%		35.31%		24.17%		6.30%		17.38%
Ratios to average net assets(a)
Total gross expenses	1.11	%(b)	1.15%		1.17%		1.24%		1.19%		1.22	%(c)
Total net expenses(d)	1.11	%(b)	1.15	%(e)	1.17	%(e)	1.21	%(e)	1.19	%(e)	1.20	%(c)
Net investment income (loss)	0.15	%(b)	(0.11%)		(0.30%)		(0.12%)		(0.62%)		(0.79%)
Supplemental data
Net assets, end of period (in thousands)	$174,827		$165,748		$111,506		$77,279		$71,456		$133,011
Portfolio turnover	25%		60%		68%		135%		220%		263%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class Z shares. Effective March 1, 2016, the Fund also offers Class Y shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus. Class Y shares commenced operations on March 1, 2016.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016
22

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result

Semiannual Report 2016
23

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management

Semiannual Report 2016
24

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.77% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.87% of the Fund's average daily net assets.

Prior to January 1, 2016, the Investment Manager provided advisory services under an Investment Management Services Agreement and administrative services under a separate Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $1,315,278. The Investment Manager did not receive a fee for its services under the Administrative Services Agreement.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.18
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

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COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $391,060 for Class A and $11,834 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.50%	1.45%
Class B	2.25	2.20
Class C	2.25	2.20
Class I	1.11	1.05
Class R4	1.25	1.20
Class R5	1.16	1.10
Class Z	1.25	1.20

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $414,038,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,416,000
Unrealized depreciation	(14,722,000)
Net unrealized appreciation	$44,694,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $190,414,673 and $110,204,438, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

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26

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, one unaffiliated shareholder of record owned 17.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of

Semiannual Report 2016
27

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
28

COLUMBIA GLOBAL TECHNOLOGY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia Global Technology Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR234_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA DISCIPLINED SMALL CORE FUND

(formerly Columbia Small Cap Core Fund)

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DISCIPLINED SMALL CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	30
Important Information About This Report	39

Semiannual Report 2016

COLUMBIA DISCIPLINED SMALL CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

■  Columbia Disciplined Small Core Fund (the Fund) Class A shares returned -9.55% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same time period, the Fund outperformed the Russell 2000 Index, which returned -10.16%, and underperformed the S&P SmallCap 600 Index, which returned -5.03%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		-9.55	-15.23	3.64	4.43
Including sales charges		-14.75	-20.11	2.41	3.81
Class B	11/01/98
Excluding sales charges		-9.88	-15.93	2.87	3.65
Including sales charges		-12.64	-18.50	2.68	3.65
Class C	11/18/02
Excluding sales charges		-9.86	-15.90	2.87	3.65
Including sales charges		-10.41	-16.41	2.87	3.65
Class I*	09/27/10	-9.34	-14.86	4.12	4.81
Class R4*	11/08/12	-9.43	-15.02	3.90	4.69
Class R5*	11/08/12	-9.34	-14.88	4.03	4.75
Class T	02/12/93
Excluding sales charges		-9.55	-15.26	3.60	4.38
Including sales charges		-14.77	-20.12	2.38	3.76
Class W*	09/27/10	-9.55	-15.23	3.64	4.43
Class Y*	11/08/12	-9.35	-14.86	4.04	4.76
Class Z	12/14/92	-9.47	-15.06	3.89	4.68
Russell 2000 Index		-10.16	-14.97	6.11	4.95
S&P SmallCap 600 Index		-5.03	-9.10	9.33	6.66

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2016
3

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Condon, CFA

Alfred Alley III, CFA

Effective January 19, 2016, Messrs. Condon and Alley were named Portfolio Managers of the Fund. Richard D'Auteuil, Jeffrey Hershey and Paul Szczygiel no longer serve as Portfolio Managers of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Magellan Health, Inc.	1.2
CubeSmart	1.1
Benchmark Electronics, Inc.	1.1
EMCOR Group, Inc.	1.1
Cracker Barrel Old Country Store, Inc.	1.0
Summit Hotel Properties, Inc.	1.0
Plantronics, Inc.	1.0
Sturm Ruger & Co., Inc.	1.0
Cal-Maine Foods, Inc.	1.0
Sovran Self Storage, Inc.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	95.6
Money Market Funds	4.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	14.5
Consumer Staples	3.9
Energy	2.4
Financials	24.5
Health Care	14.7
Industrials	12.4
Information Technology	18.8
Materials	3.4
Telecommunication Services	1.1
Utilities	4.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA DISCIPLINED SMALL CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	904.50	1,018.00	6.53	6.92	1.38
Class B	1,000.00	1,000.00	901.20	1,014.27	10.07	10.67	2.13
Class C	1,000.00	1,000.00	901.40	1,014.27	10.07	10.67	2.13
Class I	1,000.00	1,000.00	906.60	1,020.24	4.41	4.67	0.93
Class R4	1,000.00	1,000.00	905.70	1,019.24	5.35	5.67	1.13
Class R5	1,000.00	1,000.00	906.60	1,019.99	4.65	4.92	0.98
Class T	1,000.00	1,000.00	904.50	1,018.00	6.53	6.92	1.38
Class W	1,000.00	1,000.00	904.50	1,018.00	6.53	6.92	1.38
Class Y	1,000.00	1,000.00	906.50	1,020.24	4.41	4.67	0.93
Class Z	1,000.00	1,000.00	905.30	1,019.24	5.35	5.67	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.8%
Auto Components 1.4%
Cooper Tire & Rubber Co.	73,200	2,876,760
Dana Holding Corp.	128,900	1,603,516
Total		4,480,276
Diversified Consumer Services 0.2%
Capella Education Co.	11,000	508,640
Hotels, Restaurants & Leisure 3.5%
Cracker Barrel Old Country Store, Inc.	21,100	3,123,855
Denny's Corp.(a)	186,373	1,925,233
Diamond Resorts International, Inc.(a)	17,000	370,430
Isle of Capri Casinos, Inc.(a)	55,000	624,250
Jack in the Box, Inc.	32,200	2,213,750
Marriott Vacations Worldwide Corp.	34,500	2,088,975
Ruth's Hospitality Group, Inc.	41,900	736,183
Total		11,082,676
Household Durables 0.9%
Helen of Troy Ltd.(a)	26,194	2,497,860
Zagg, Inc.(a)	50,200	523,084
Total		3,020,944
Internet & Catalog Retail 0.3%
PetMed Express, Inc.	50,700	836,550
Leisure Products 0.9%
Sturm Ruger & Co., Inc.	42,400	2,981,144
Media 1.9%
Gray Television, Inc.(a)	60,200	694,708
Hemisphere Media Group, Inc.(a)	59,283	820,477
John Wiley & Sons, Inc., Class A	56,510	2,459,880
Nexstar Broadcasting Group, Inc., Class A	50,100	2,238,468
Total		6,213,533
Specialty Retail 3.0%
American Eagle Outfitters, Inc.	59,200	903,392
Cato Corp. (The), Class A	47,100	1,705,020
Children's Place, Inc. (The)	26,500	1,805,710
Express, Inc.(a)	47,071	811,033
Guess?, Inc.	36,300	775,005
Outerwall, Inc.	50,000	1,559,500
Penske Automotive Group, Inc.	49,438	1,864,802
Total		9,424,462

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Movado Group, Inc.	63,100	1,843,151
Oxford Industries, Inc.	25,200	1,830,276
Wolverine World Wide, Inc.	97,300	1,841,889
Total		5,515,316
Total Consumer Discretionary		44,063,541
CONSUMER STAPLES 3.7%
Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	11,694	1,234,536
SUPERVALU, Inc.(a)	158,200	808,402
Total		2,042,938
Food Products 2.5%
Cal-Maine Foods, Inc.	54,700	2,919,886
Dean Foods Co.	139,900	2,698,671
Sanderson Farms, Inc.	24,300	2,217,618
Total		7,836,175
Personal Products 0.5%
Usana Health Sciences, Inc.(a)	14,100	1,589,352
Tobacco 0.1%
Universal Corp.	6,500	354,120
Total Consumer Staples		11,822,585
ENERGY 2.3%
Energy Equipment & Services 0.4%
Oil States International, Inc.(a)	51,900	1,355,109
Oil, Gas & Consumable Fuels 1.9%
Alon USA Energy, Inc.	73,200	721,752
PDC Energy, Inc.(a)	52,400	2,625,764
REX American Resources Corp.(a)	39,200	1,979,600
Western Refining, Inc.	26,500	706,755
Total		6,033,871
Total Energy		7,388,980
FINANCIALS 23.5%
Banks 5.2%
Banc of California, Inc.	111,400	1,707,762
Banco Latinoamericano de Comercio Exterior SA, Class E	61,900	1,322,803
BBCN Bancorp, Inc.	91,300	1,306,503
Central Pacific Financial Corp.	114,500	2,281,985

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Customers Bancorp, Inc.(a)	70,400	1,594,560
First NBC Bank Holding Co.(a)	72,900	1,718,982
Hilltop Holdings, Inc.(a)	23,200	386,976
Independent Bank Corp.	66,244	975,774
International Bancshares Corp.	85,300	1,923,515
National Bank Holdings Corp., Class A	43,459	840,497
Opus Bank	10,800	348,408
Southwest Bancorp, Inc.	64,406	975,751
Trico Bancshares	39,671	983,841
Total		16,367,357
Capital Markets 0.9%
Arlington Asset Investment Corp., Class A	56,900	689,059
Cowen Group, Inc., Class A(a)	283,800	962,082
KCG Holdings, Inc., Class A(a)	122,800	1,297,996
Total		2,949,137
Consumer Finance 1.0%
Cash America International, Inc.	55,000	1,852,950
Nelnet, Inc., Class A	38,400	1,443,840
Total		3,296,790
Insurance 2.8%
American Equity Investment Life Holding Co.	71,700	975,120
Employers Holdings, Inc.	34,000	943,840
HCI Group, Inc.	15,200	534,128
Heritage Insurance Holdings, Inc.	114,200	2,229,184
Maiden Holdings Ltd.	169,200	2,025,324
Universal Insurance Holdings, Inc.	113,700	2,219,424
Total		8,927,020
Real Estate Investment Trusts (REITs) 9.7%
American Assets Trust, Inc.	18,300	678,747
Apollo Residential Mortgage, Inc.	50,000	645,000
Coresite Realty Corp.	44,800	2,887,808
Cousins Properties, Inc.	59,800	517,868
CubeSmart	114,200	3,414,580
CyrusOne, Inc.	28,000	1,109,920
CYS Investments, Inc.	185,000	1,450,400
DuPont Fabros Technology, Inc.	73,500	2,620,275
First Potomac Realty Trust	125,681	1,063,261
Hersha Hospitality Trust	39,000	785,070

Common Stocks (continued)

Issuer	Shares	Value ($)
Mack-Cali Realty Corp.	108,500	2,159,150
Ryman Hospitality Properties, Inc.	58,000	2,776,460
Sovran Self Storage, Inc.	27,300	2,905,812
STORE Capital Corp.	90,200	2,178,330
Summit Hotel Properties, Inc.	282,857	3,057,684
Sunstone Hotel Investors, Inc.	195,400	2,520,660
Total		30,771,025
Thrifts & Mortgage Finance 3.9%
BofI Holding, Inc.(a)	80,800	1,497,224
Flagstar Bancorp, Inc.(a)	84,200	1,616,640
HomeStreet, Inc.(a)	35,500	708,935
MGIC Investment Corp.(a)	345,000	2,359,800
Radian Group, Inc.	189,300	2,044,440
Walker & Dunlop, Inc.(a)	88,500	2,046,120
Washington Federal, Inc.	104,800	2,220,712
Total		12,493,871
Total Financials		74,805,200
HEALTH CARE 14.1%
Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.(a)	26,300	453,938
Acorda Therapeutics, Inc.(a)	34,100	1,115,411
Alder Biopharmaceuticals, Inc.(a)	32,600	619,074
AMAG Pharmaceuticals, Inc.(a)	37,300	980,244
Anacor Pharmaceuticals, Inc.(a)	21,800	1,390,404
ARIAD Pharmaceuticals, Inc.(a)	106,400	580,944
Arrowhead Research Corp.(a)	181,000	705,900
Dynavax Technologies Corp.(a)	67,260	1,084,231
Infinity Pharmaceuticals, Inc.(a)	134,000	774,520
Insmed, Inc.(a)	36,000	440,280
Insys Therapeutics, Inc.(a)	41,000	716,680
Keryx Biopharmaceuticals, Inc.(a)	239,700	963,594
Neurocrine Biosciences, Inc.(a)	27,800	1,022,484
Novavax, Inc.(a)	250,600	1,092,616
Portola Pharmaceuticals, Inc.(a)	8,200	230,994
Spark Therapeutics, Inc.(a)	40,800	1,299,888
TESARO, Inc.(a)	7,000	283,220
Ultragenyx Pharmaceutical, Inc.(a)	18,100	1,103,919
Total		14,858,341

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.4%
Analogic Corp.	34,140	2,559,817
LivaNova PLC(a)	42,900	2,421,276
Merit Medical Systems, Inc.(a)	77,400	1,455,894
Orthofix International NV(a)	34,000	1,305,940
Total		7,742,927
Health Care Providers & Services 4.2%
Magellan Health, Inc.(a)	56,968	3,588,130
Molina Healthcare, Inc.(a)	36,500	2,264,460
Owens & Minor, Inc.	8,500	334,985
PharMerica Corp.(a)	41,400	956,754
Providence Service Corp. (The)(a)	60,157	2,858,059
Triple-S Management Corp., Class B(a)	78,200	2,050,404
WellCare Health Plans, Inc.(a)	14,000	1,258,180
Total		13,310,972
Life Sciences Tools & Services 1.5%
Cambrex Corp.(a)	43,700	1,685,509
INC Research Holdings, Inc. Class A(a)	42,300	1,678,464
PAREXEL International Corp.(a)	13,700	804,053
Pra Health Sciences, Inc.(a)	12,600	543,942
Total		4,711,968
Pharmaceuticals 1.3%
Sucampo Pharmaceuticals, Inc., Class A(a)	131,000	1,722,650
Supernus Pharmaceuticals, Inc.(a)	198,360	2,487,434
Total		4,210,084
Total Health Care		44,834,292
INDUSTRIALS 11.8%
Aerospace & Defense 0.5%
American Science & Engineering, Inc.	38,729	918,264
Moog, Inc., Class A(a)	15,000	647,700
Total		1,565,964
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.(a)	146,300	1,689,765
Airlines 0.7%
Hawaiian Holdings, Inc.(a)	53,400	2,297,268
Building Products 0.6%
Continental Building Product(a)	82,600	1,394,288
Universal Forest Products, Inc.	6,500	498,680
Total		1,892,968

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 2.4%
Deluxe Corp.	45,100	2,589,191
Interface, Inc.	31,300	497,670
Quad/Graphics, Inc.	178,500	2,259,810
Steelcase, Inc., Class A	26,600	332,234
Unifirst Corp.	12,682	1,336,810
West Corp.	28,800	641,664
Total		7,657,379
Construction & Engineering 1.3%
EMCOR Group, Inc.	71,855	3,295,989
MasTec, Inc.(a)	57,604	978,116
Total		4,274,105
Electrical Equipment 1.2%
EnerSys	42,220	2,168,419
General Cable Corp.	195,700	1,681,063
Total		3,849,482
Machinery 2.4%
Global Brass & Copper Holdings, Inc.	45,600	1,005,024
Kadant, Inc.	27,468	1,048,454
Miller Industries, Inc.	33,312	644,920
Mueller Industries, Inc.	75,000	1,966,500
Wabash National Corp.(a)	238,921	2,802,543
Total		7,467,441
Marine 0.7%
Matson, Inc.	54,900	2,200,941
Professional Services 0.6%
RPX Corp.(a)	186,600	1,849,206
Road & Rail 0.2%
ArcBest Corp.	33,600	657,552
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	32,800	1,262,800
MRC Global, Inc.(a)	85,300	1,019,335
Total		2,282,135
Total Industrials		37,684,206
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 1.9%
ADTRAN, Inc.	46,842	876,414
NETGEAR, Inc.(a)	23,300	920,583
Plantronics, Inc.	79,750	2,990,625

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Polycom, Inc.(a)	130,600	1,359,546
Total		6,147,168
Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc.(a)	156,826	3,395,283
CTS Corp.	114,040	1,649,018
GSI Group, Inc.(a)	76,605	985,906
Insight Enterprises, Inc.(a)	16,515	431,042
InvenSense, Inc.(a)	63,600	496,716
Littelfuse, Inc.	17,719	2,013,233
Multi-fineline Electronix In(a)	21,800	492,026
SYNNEX Corp.	17,500	1,645,525
Tech Data Corp.(a)	23,300	1,640,553
Total		12,749,302
Internet Software & Services 3.0%
DHI Group, Inc.(a)	174,100	1,354,498
EarthLink Holdings Corp.	244,400	1,378,416
j2 Global, Inc.	21,900	1,600,452
LogMeIn, Inc.(a)	33,600	1,710,240
RetailMeNot, Inc.(a)	224,600	1,814,768
Web.com Group, Inc.(a)	93,800	1,702,470
Total		9,560,844
IT Services 3.2%
Computer Task Group, Inc.	96,188	454,969
CoreLogic, Inc.(a)	68,619	2,373,531
CSG Systems International, Inc.	21,100	800,956
DST Systems, Inc.	23,192	2,425,420
EVERTEC, Inc.	49,800	592,620
NeuStar, Inc., Class A(a)	84,300	2,096,541
Sykes Enterprises, Inc.(a)	42,800	1,304,116
Total		10,048,153
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.(a)	393,400	1,990,604
Cabot Microelectronics Corp.(a)	17,700	680,742
Cirrus Logic, Inc.(a)	14,800	521,404
Diodes, Inc.(a)	92,800	1,776,192
Entegris, Inc.(a)	27,200	336,192
Silicon Laboratories, Inc.(a)	11,800	486,750
Synaptics, Inc.(a)	4,000	324,840
Xcerra Corp.(a)	271,736	1,551,612
Total		7,668,336

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 3.5%
American Software, Inc., Class A	33,226	312,324
Aspen Technology, Inc.(a)	71,900	2,370,543
AVG Technologies NV(a)	95,500	1,827,870
Gigamon, Inc.(a)	41,600	1,138,592
Mentor Graphics Corp.	69,106	1,319,925
Progress Software Corp.(a)	98,519	2,484,649
RealPage, Inc.(a)	48,200	966,410
Take-Two Interactive Software, Inc.(a)	18,900	680,211
Total		11,100,524
Total Information Technology		57,274,327
MATERIALS 3.2%
Chemicals 1.9%
Chemtura Corp.(a)	88,000	2,220,240
Innophos Holdings, Inc.	64,672	1,874,195
Innospec, Inc.	43,200	1,874,880
Total		5,969,315
Construction Materials 0.5%
Headwaters, Inc.(a)	20,400	359,448
US Concrete, Inc.(a)	25,400	1,365,250
Total		1,724,698
Metals & Mining 0.8%
Commercial Metals Co.	50,000	734,500
Materion Corp.	73,400	1,914,272
Total		2,648,772
Total Materials		10,342,785
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.8%
General Communication, Inc., Class A(a)	139,260	2,658,474
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	32,900	794,864
Total Telecommunication Services		3,453,338
UTILITIES 4.1%
Electric Utilities 1.1%
Allete, Inc.	24,374	1,292,309
IDACORP, Inc.	33,700	2,391,352
Total		3,683,661

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 2.6%
Chesapeake Utilities Corp.	32,900	2,049,670
New Jersey Resources Corp.	56,635	1,960,704
Southwest Gas Corp.	40,900	2,494,900
WGL Holdings, Inc.	24,200	1,650,198
Total		8,155,472
Water Utilities 0.4%
SJW Corp.	34,500	1,250,970
Total Utilities		13,090,103
Total Common Stocks (Cost: $264,724,139)		304,759,357

Money Market Funds 4.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	14,073,274	14,073,274
Total Money Market Funds (Cost: $14,073,274)		14,073,274
Total Investments (Cost: $278,797,413)		318,832,631
Other Assets & Liabilities, Net		(101,338)
Net Assets		318,731,293

At February 29, 2016, cash totaling $972,000 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	142	USD	14,650,140	03/2016	396,018	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Realized Gain (Loss) ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,779	153,627,266	(141,841,771)	14,073,274	—	—	7,677	14,073,274
Rand Logistics, Inc.*	5,662,943	—	(5,662,943)	—	—	(4,901,099)	—	—
Total	7,950,722	153,627,266	(147,504,714)	14,073,274	—	(4,901,099)	7,677	14,073,274

*Issuer was not an affiliate for the entire period ended February 29, 2016.

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DISCIPLINED SMALL CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	44,063,541	—	—	44,063,541
Consumer Staples	11,822,585	—	—	11,822,585
Energy	7,388,980	—	—	7,388,980
Financials	74,805,200	—	—	74,805,200
Health Care	44,834,292	—	—	44,834,292
Industrials	37,684,206	—	—	37,684,206
Information Technology	57,274,327	—	—	57,274,327
Materials	10,342,785	—	—	10,342,785
Telecommunication Services	3,453,338	—	—	3,453,338
Utilities	13,090,103	—	—	13,090,103
Total Common Stocks	304,759,357	—	—	304,759,357
Money Market Funds	—	14,073,274	—	14,073,274
Total Investments	304,759,357	14,073,274	—	318,832,631
Derivatives
Assets
Futures Contracts	396,018	—	—	396,018
Total	305,155,375	14,073,274	—	319,228,649

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $264,724,139)	$304,759,357
Affiliated issuers (identified cost $14,073,274)	14,073,274
Total investments (identified cost $278,797,413)	318,832,631
Cash	417
Margin deposits	972,000
Receivable for:
Investments sold	6,281,237
Capital shares sold	67,494
Dividends	253,539
Variation margin	305
Expense reimbursement due from Investment Manager	650
Prepaid expenses	3,321
Trustees' deferred compensation plan	86,455
Other assets	29,286
Total assets	326,527,335
Liabilities
Payable for:
Investments purchased	1,183,833
Capital shares purchased	6,301,405
Variation margin	68,400
Investment management fees	23,294
Distribution and/or service fees	4,377
Transfer agent fees	77,367
Compensation of board members	1,928
Chief compliance officer expenses	47
Other expenses	48,936
Trustees' deferred compensation plan	86,455
Total liabilities	7,796,042
Net assets applicable to outstanding capital stock	$318,731,293
Represented by
Paid-in capital	$230,979,750
Excess of distributions over net investment income	(69,314)
Accumulated net realized gain	47,389,621
Unrealized appreciation (depreciation) on:
Investments	40,035,218
Futures contracts	396,018
Total — representing net assets applicable to outstanding capital stock	$318,731,293

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$89,812,918
Shares outstanding	8,770,936
Net asset value per share	$10.24
Maximum offering price per share(a)	$10.86
Class B
Net assets	$224,221
Shares outstanding	29,222
Net asset value per share	$7.67
Class C
Net assets	$16,387,666
Shares outstanding	2,130,716
Net asset value per share	$7.69
Class I
Net assets	$46,583,638
Shares outstanding	4,224,714
Net asset value per share	$11.03
Class R4
Net assets	$3,840,055
Shares outstanding	346,880
Net asset value per share	$11.07
Class R5
Net assets	$2,964,007
Shares outstanding	266,648
Net asset value per share	$11.12
Class T
Net assets	$54,798,073
Shares outstanding	5,538,660
Net asset value per share	$9.89
Maximum offering price per share(a)	$10.49
Class W
Net assets	$222,983
Shares outstanding	21,777
Net asset value per share	$10.24
Class Y
Net assets	$6,396,187
Shares outstanding	571,431
Net asset value per share	$11.19

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class Z
Net assets	$97,501,545
Shares outstanding	8,933,151
Net asset value per share	$10.91

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,145,868
Dividends — affiliated issuers	7,677
Foreign taxes withheld	(8,045)
Total income	3,145,500
Expenses:
Investment management fees	1,913,430
Distribution and/or service fees
Class A	146,212
Class B	1,391
Class C	99,051
Class T	76,114
Class W	337
Transfer agent fees
Class A	124,899
Class B	297
Class C	21,196
Class R4	5,508
Class R5	1,836
Class T	65,309
Class W	289
Class Z	179,800
Compensation of board members	14,474
Custodian fees	6,538
Printing and postage fees	26,081
Registration fees	64,215
Audit fees	10,831
Legal fees	7,508
Chief compliance officer expenses	108
Other	10,983
Total expenses	2,776,407
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(35,310)
Total net expenses	2,741,097
Net investment income	404,403
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	65,330,146
Investments — affiliated issuers	(4,901,099)
Futures contracts	(42,021)
Net realized gain	60,387,026
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(101,636,327)
Investments — affiliated issuers	5,631,660
Futures contracts	396,018
Net change in unrealized depreciation	(95,608,649)
Net realized and unrealized loss	(35,221,623)
Net decrease in net assets from operations	$(34,817,220)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$404,403	$(2,070,151)
Net realized gain	60,387,026	162,872,105
Net change in unrealized depreciation	(95,608,649)	(202,868,866)
Net decrease in net assets resulting from operations	(34,817,220)	(42,066,912)
Distributions to shareholders
Net investment income
Class A	(42,432)	(321,649)
Class I	(97,723)	(143,812)
Class R4	(6,447)	(12,379)
Class R5	(16,055)	(60,601)
Class T	(22,349)	(49,306)
Class W	(98)	(404)
Class Y	(8,228)	(44,683)
Class Z	(197,295)	(677,669)
Net realized gains
Class A	(41,007,362)	(32,612,168)
Class B	(117,350)	(47,871)
Class C	(8,161,786)	(2,818,598)
Class I	(17,649,677)	(4,823,973)
Class R4	(1,795,378)	(617,780)
Class R5	(3,070,456)	(2,214,144)
Class T	(21,646,956)	(6,294,308)
Class W	(95,357)	(39,342)
Class Y	(1,486,132)	(1,519,612)
Class Z	(54,942,603)	(33,818,753)
Total distributions to shareholders	(150,363,684)	(86,117,052)
Decrease in net assets from capital stock activity	(39,165,122)	(505,558,338)
Total decrease in net assets	(224,346,026)	(633,742,302)
Net assets at beginning of period	543,077,319	1,176,819,621
Net assets at end of period	$318,731,293	$543,077,319
Excess of distributions over net investment income	$(69,314)	$(83,090)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,643,016	22,203,577	6,038,108	109,877,216
Distributions reinvested	2,803,173	32,656,967	1,663,833	29,050,518
Redemptions	(3,899,483)	(51,125,515)	(20,876,804)	(377,368,984)
Net increase (decrease)	546,706	3,735,029	(13,174,863)	(238,441,250)
Class B shares
Subscriptions	1,189	10,396	2,626	39,372
Distributions reinvested	12,117	106,020	2,943	42,992
Redemptions(a)	(6,733)	(63,173)	(18,255)	(276,946)
Net increase (decrease)	6,573	53,243	(12,686)	(194,582)
Class C shares
Subscriptions	278,420	2,500,643	218,882	3,280,446
Distributions reinvested	766,645	6,723,479	155,737	2,278,432
Redemptions	(538,064)	(5,444,239)	(611,233)	(9,163,129)
Net increase (decrease)	507,001	3,779,883	(236,614)	(3,604,251)
Class I shares
Subscriptions	71,649	952,426	42,500	799,236
Distributions reinvested	1,415,208	17,746,703	271,601	4,967,583
Redemptions	(437,015)	(4,980,519)	(206,136)	(3,928,603)
Net increase	1,049,842	13,718,610	107,965	1,838,216
Class R4 shares
Subscriptions	49,411	683,612	227,971	4,281,902
Distributions reinvested	123,477	1,554,576	30,985	569,195
Redemptions	(173,344)	(2,324,287)	(258,894)	(4,808,877)
Net increase (decrease)	(456)	(86,099)	62	42,220
Class R5 shares
Subscriptions	89,371	1,346,957	633,457	12,298,079
Distributions reinvested	244,186	3,086,511	123,627	2,274,745
Redemptions	(799,841)	(11,022,208)	(1,373,626)	(26,305,125)
Net decrease	(466,284)	(6,588,740)	(616,542)	(11,732,301)
Class T shares
Subscriptions	474,182	5,353,202	119,277	2,054,946
Distributions reinvested	1,347,343	15,171,084	258,803	4,412,598
Redemptions	(273,972)	(3,432,470)	(503,703)	(8,865,381)
Net increase (decrease)	1,547,553	17,091,816	(125,623)	(2,397,837)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DISCIPLINED SMALL CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	—	—	72,730	1,351,975
Distributions reinvested	8,133	94,748	2,266	39,543
Redemptions	(4,641)	(56,906)	(3,583,872)	(69,287,149)
Net increase (decrease)	3,492	37,842	(3,508,876)	(67,895,631)
Class Y shares
Subscriptions	429,365	6,093,143	515,623	9,829,785
Distributions reinvested	117,428	1,493,679	84,637	1,564,098
Redemptions	(145,612)	(2,049,662)	(1,137,822)	(21,822,720)
Net increase (decrease)	401,181	5,537,160	(537,562)	(10,428,837)
Class Z shares
Subscriptions	1,198,163	15,452,626	1,889,258	35,638,739
Distributions reinvested	1,858,542	23,064,501	956,789	17,403,988
Redemptions	(7,827,949)	(114,960,993)	(12,078,763)	(225,786,812)
Net decrease	(4,771,244)	(76,443,866)	(9,232,716)	(172,744,085)
Total net decrease	(1,175,636)	(39,165,122)	(27,337,455)	(505,558,338)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$16.72		$19.57		$18.57		$15.05		$12.98		$13.33		$11.58
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.06)		(0.06)		(0.01)		(0.04)		(0.07)		(0.05)
Net realized and unrealized gain (loss)	(0.92)		(1.21)		2.73		4.08		2.68		(0.28)		1.80
Total from investment operations	(0.92)		(1.27)		2.67		4.07		2.64		(0.35)		1.75
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.01)		(0.06)		—		—		—
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.56)		(1.58)		(1.67)		(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.24		$16.72		$19.57		$18.57		$15.05		$12.98		$13.33
Total return	(9.55%)		(6.81%)		14.73%		27.93%		20.46%		(2.63%)		15.11%
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)	1.36%		1.35	%(e)	1.37	%(e)	1.37	%(d)	1.32%		1.30%
Total net expenses(f)	1.38	%(d)	1.36	%(g)	1.35	%(e)(g)	1.36	%(e)(g)	1.36	%(d)(g)	1.29	%(g)	1.30	%(g)
Net investment income (loss)	0.06	%(d)	(0.35%)		(0.32%)		(0.07%)		(0.28	%)(d)	(0.48%)		(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$89,813		$137,486		$418,814		$399,232		$228,303		$162,502		$121,456
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.91		$16.66		$16.13		$13.19		$11.50		$11.90		$10.42
Income from investment operations:
Net investment loss	(0.04)		(0.17)		(0.18)		(0.09)		(0.12)		(0.17)		(0.12)
Net realized and unrealized gain (loss)	(0.65)		(1.01)		2.37		3.52		2.38		(0.23)		1.60
Total from investment operations	(0.69)		(1.18)		2.19		3.43		2.26		(0.40)		1.48
Less distributions to shareholders:
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$7.67		$13.91		$16.66		$16.13		$13.19		$11.50		$11.90
Total return	(9.88%)		(7.54%)		13.92%		26.90%		19.77%		(3.36%)		14.20%
Ratios to average net assets(c)
Total gross expenses	2.15	%(d)	2.11%		2.10	%(e)	2.11	%(e)	2.20	%(d)	2.08%		2.05%
Total net expenses(f)	2.13	%(d)	2.11	%(g)	2.10	%(e)(g)	2.11	%(e)(g)	2.11	%(d)(g)	2.04	%(g)	2.05	%(g)
Net investment loss	(0.69	%)(d)	(1.09%)		(1.05%)		(0.61%)		(1.00	%)(d)	(1.26%)		(1.11%)
Supplemental data
Net assets, end of period (in thousands)	$224		$315		$589		$878		$1,497		$9,244		$15,478
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.93		$16.68		$16.15		$13.20		$11.52		$11.92		$10.43
Income from investment operations:
Net investment loss	(0.04)		(0.17)		(0.18)		(0.10)		(0.12)		(0.17)		(0.12)
Net realized and unrealized gain (loss)	(0.65)		(1.01)		2.37		3.54		2.37		(0.23)		1.61
Total from investment operations	(0.69)		(1.18)		2.19		3.44		2.25		(0.40)		1.49
Less distributions to shareholders:
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$7.69		$13.93		$16.68		$16.15		$13.20		$11.52		$11.92
Total return	(9.86%)		(7.53%)		13.90%		26.95%		19.65%		(3.36%)		14.29%
Ratios to average net assets(c)
Total gross expenses	2.15	%(d)	2.11%		2.10	%(e)	2.11	%(e)	2.12	%(d)	2.07%		2.05%
Total net expenses(f)	2.13	%(d)	2.11	%(g)	2.10	%(e)(g)	2.11	%(e)(g)	2.11	%(d)(g)	2.04	%(g)	2.05	%(g)
Net investment loss	(0.69	%)(d)	(1.09%)		(1.06%)		(0.71%)		(1.03	%)(d)	(1.23%)		(1.12%)
Supplemental data
Net assets, end of period (in thousands)	$16,388		$22,625		$31,035		$29,769		$26,077		$22,535		$19,635
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,							Year Ended September 30,
Class I	(Unaudited)		2015	2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$17.58		$20.43	$19.28		$15.61		$13.38		$13.69		$13.37
Income from investment operations:
Net investment income (loss)	0.04		0.02	0.03		0.09		0.03		(0.01)		0.00	(c)
Net realized and unrealized gain (loss)	(1.01)		(1.25)	2.85		4.21		2.77		(0.30)		0.32
Total from investment operations	(0.97)		(1.23)	2.88		4.30		2.80		(0.31)		0.32
Less distributions to shareholders:
Net investment income	(0.03)		(0.05)	(0.07)		(0.14)		—		—		—
Net realized gains	(5.55)		(1.57)	(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.58)		(1.62)	(1.73)		(0.63)		(0.57)		—		—
Proceeds from regulatory settlements	—		—	—		—		—		0.00	(c)	—
Net asset value, end of period	$11.03		$17.58	$20.43		$19.28		$15.61		$13.38		$13.69
Total return	(9.34%)		(6.35%)	15.31%		28.49%		21.06%		(2.26%)		2.39%
Ratios to average net assets(d)
Total gross expenses	0.94	%(e)	0.89%	0.87	%(f)	0.88	%(f)	0.91	%(e)	0.88%		0.90	%(e)
Total net expenses(g)	0.93	%(e)	0.89%	0.87	%(f)	0.88	%(f)	0.91	%(e)	0.88	%(h)	0.90	%(e)(h)
Net investment income (loss)	0.51	%(e)	0.13%	0.17%		0.52%		0.19	%(e)	(0.04%)		2.13	%(e)
Supplemental data
Net assets, end of period (in thousands)	$46,584		$55,804	$62,663		$59,098		$55,276		$3,765		$3
Portfolio turnover	56%		23%	19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$17.63		$20.51		$19.37		$15.57
Income from investment operations:
Net investment income (loss)	0.02		(0.02)		(0.02)		(0.05)
Net realized and unrealized gain (loss)	(1.01)		(1.26)		2.86		4.45
Total from investment operations	(0.99)		(1.28)		2.84		4.40
Less distributions to shareholders:
Net investment income	(0.02)		(0.03)		(0.04)		(0.11)
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)
Total distributions to shareholders	(5.57)		(1.60)		(1.70)		(0.60)
Net asset value, end of period	$11.07		$17.63		$20.51		$19.37
Total return	(9.43%)		(6.56%)		15.02%		29.18%
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)	1.11%		1.10	%(d)	1.12	%(c)(d)
Total net expenses(e)	1.13	%(c)	1.11	%(f)	1.10	%(d)(f)	1.12	%(c)(d)(f)
Net investment income (loss)	0.31	%(c)	(0.09%)		(0.09%)		(0.31	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3,840		$6,123		$7,124		$903
Portfolio turnover	56%		23%		19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$17.68		$20.55	$19.38		$15.57
Income from investment operations:
Net investment income (loss)	0.03		0.02	0.02		(0.05)
Net realized and unrealized gain (loss)	(1.01)		(1.28)	2.87		4.47
Total from investment operations	(0.98)		(1.26)	2.89		4.42
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)	(0.06)		(0.12)
Net realized gains	(5.55)		(1.57)	(1.66)		(0.49)
Total distributions to shareholders	(5.58)		(1.61)	(1.72)		(0.61)
Net asset value, end of period	$11.12		$17.68	$20.55		$19.38
Total return	(9.34%)		(6.43%)	15.30%		29.36%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.93%	0.90	%(d)	0.94	%(c)(d)
Total net expenses(e)	0.98	%(c)	0.93%	0.90	%(d)	0.94	%(c)(d)
Net investment income (loss)	0.43	%(c)	0.10%	0.11%		(0.32	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2,964		$12,955	$27,726		$16,704
Portfolio turnover	56%		23%	19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$16.33		$19.16		$18.21		$14.77		$12.75		$13.10		$11.39
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.06)		(0.07)		(0.00	)(b)	(0.04)		(0.08)		(0.05)
Net realized and unrealized gain (loss)	(0.88)		(1.19)		2.68		3.99		2.63		(0.27)		1.76
Total from investment operations	(0.88)		(1.25)		2.61		3.99		2.59		(0.35)		1.71
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.00	)(b)	(0.06)		—		—		—
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.56)		(1.58)		(1.66)		(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.89		$16.33		$19.16		$18.21		$14.77		$12.75		$13.10
Total return	(9.55%)		(6.87%)		14.71%		27.86%		20.44%		(2.67%)		15.01%
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)	1.38%		1.40	%(e)	1.41	%(e)	1.42	%(d)	1.38%		1.35%
Total net expenses(f)	1.38	%(d)	1.38	%(g)	1.40	%(e)(g)	1.41	%(e)(g)	1.41	%(d)(g)	1.35	%(g)	1.35	%(g)
Net investment income	0.06	%(d)	(0.36%)		(0.36%)		(0.01%)		(0.33	%)(d)	(0.56%)		(0.42%)
Supplemental data
Net assets, end of period (in thousands)	$54,798		$65,184		$78,860		$76,011		$68,074		$63,595		$73,960
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$16.72		$19.57		$18.57		$15.05		$12.98		$13.32		$13.01
Income from investment operations:
Net investment income (loss)	0.00	(c)	(0.09)		(0.06)		0.01		(0.04)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	(0.92)		(1.18)		2.73		4.06		2.68		(0.27)		0.31
Total from investment operations	(0.92)		(1.27)		2.67		4.07		2.64		(0.34)		0.31
Less distributions to shareholders:
Net investment income	(0.01)		(0.01)		(0.01)		(0.06)		—		—		—
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.56)		(1.58)		(1.67)		(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	—
Net asset value, end of period	$10.24		$16.72		$19.57		$18.57		$15.05		$12.98		$13.32
Total return	(9.55%)		(6.80%)		14.73%		27.93%		20.46%		(2.55%)		2.38%
Ratios to average net assets(d)
Total gross expenses	1.40	%(e)	1.30%		1.35	%(f)	1.36	%(f)	1.38	%(e)	1.32%		1.34	%(e)
Total net expenses(g)	1.38	%(e)	1.30	%(h)	1.35	%(f)(h)	1.36	%(f)(h)	1.36	%(e)(h)	1.29	%(h)	1.34	%(e)(h)
Net investment income (loss)	0.06	%(e)	(0.44%)		(0.32%)		0.05%		(0.27	%)(e)	(0.47%)		1.69	%(e)
Supplemental data
Net assets, end of period (in thousands)	$223		$306		$69,033		$60,353		$60,112		$41,634		$3
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$17.76		$20.63	$19.45		$15.63
Income from investment operations:
Net investment income	0.03		0.03	0.03		0.02
Net realized and unrealized gain (loss)	(1.02)		(1.29)	2.88		4.42
Total from investment operations	(0.99)		(1.26)	2.91		4.44
Less distributions to shareholders:
Net investment income	(0.03)		(0.04)	(0.07)		(0.13)
Net realized gains	(5.55)		(1.57)	(1.66)		(0.49)
Total distributions to shareholders	(5.58)		(1.61)	(1.73)		(0.62)
Net asset value, end of period	$11.19		$17.76	$20.63		$19.45
Total return	(9.35%)		(6.39%)	15.33%		29.37%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.88%	0.87	%(d)	0.88	%(c)(d)
Total net expenses(e)	0.93	%(c)	0.88%	0.87	%(d)	0.88	%(c)(d)
Net investment income	0.51	%(c)	0.17%	0.16%		0.07	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,396		$3,024	$14,600		$11,301
Portfolio turnover	56%		23%	19%		34%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA DISCIPLINED SMALL CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$17.46		$20.33		$19.21		$15.56		$13.36		$13.69		$11.87
Income from investment operations:
Net investment income (loss)	0.02		(0.02)		(0.01)		0.05		(0.00	)(b)	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(1.00)		(1.25)		2.83		4.19		2.77		(0.29)		1.84
Total from investment operations	(0.98)		(1.27)		2.82		4.24		2.77		(0.33)		1.82
Less distributions to shareholders:
Net investment income	(0.02)		(0.03)		(0.04)		(0.10)		—		—		—
Net realized gains	(5.55)		(1.57)		(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(5.57)		(1.60)		(1.70)		(0.59)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$10.91		$17.46		$20.33		$19.21		$15.56		$13.36		$13.69
Total return	(9.47%)		(6.56%)		15.04%		28.17%		20.86%		(2.41%)		15.33%
Ratios to average net assets(c)
Total gross expenses	1.15	%(d)	1.11%		1.10	%(e)	1.11	%(e)	1.12	%(d)	1.07%		1.05%
Total net expenses(f)	1.13	%(d)	1.11	%(g)	1.10	%(e)(g)	1.11	%(e)(g)	1.11	%(d)(g)	1.05	%(g)	1.05	%(g)
Net investment income (loss)	0.29	%(d)	(0.09%)		(0.06%)		0.30%		(0.03	%)(d)	(0.26%)		(0.12%)
Supplemental data
Net assets, end of period (in thousands)	$97,502		$239,255		$466,376		$481,061		$442,000		$369,903		$411,684
Portfolio turnover	56%		23%		19%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Disciplined Small Core Fund (formerly known as Columbia Small Cap Core Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective April 18, 2016, Columbia Small Cap Core Fund was renamed Columbia Disciplined Small Core Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the

Semiannual Report 2016
30

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the

Semiannual Report 2016
31

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or

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COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	396,018	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(42,021)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	396,018

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended February 29, 2016:

Derivative Instrument	Average Notional Amounts($)*
Futures contracts — Long	7,325,070

*Based on the ending quarterly outstanding amounts for the six months ended February 29, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Semiannual Report 2016
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COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management

Semiannual Report 2016
34

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.87% of the Fund's average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $1,296,456, and the administrative services fee paid to the Investment Manager was $131,266.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition,

the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.21
Class R5	0.05
Class T	0.21
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes,

Semiannual Report 2016
35

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 29, 2016 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,418 for Class A, $2 for Class B, $702 for Class C and $1,378 for Class T shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.38%	1.38%
Class B	2.13	2.13
Class C	2.13	2.13
Class I	0.98	0.94
Class R4	1.13	1.13
Class R5	1.03	0.99
Class T	1.38	1.38
Class W	1.38	1.38
Class Y	0.98	0.94
Class Z	1.13	1.13

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2016
36

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $278,797,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$47,276,000
Unrealized depreciation	(7,240,000)
Net unrealized appreciation	$40,036,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $243,782,819 and $436,831,022, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, two unaffiliated shareholder of record owned 35.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such

Semiannual Report 2016
37

COLUMBIA DISCIPLINED SMALL CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
38

COLUMBIA DISCIPLINED SMALL CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Disciplined Small Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR225_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA SMALL CAP GROWTH FUND I

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SMALL CAP GROWTH FUND I

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Important Information About This Report	35

Semiannual Report 2016

COLUMBIA SMALL CAP GROWTH FUND I

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Growth Fund I (the Fund) Class A shares returned -13.37% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same time period, the Fund slightly outperformed the Russell 2000 Growth Index, which returned -13.47%, and underperformed the Russell 2000 Index, which returned -10.16%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/05
Excluding sales charges		-13.37	-11.68	4.41	5.44
Including sales charges		-18.35	-16.76	3.18	4.81
Class B	11/01/05
Excluding sales charges		-13.71	-12.37	3.63	4.64
Including sales charges		-16.21	-14.91	3.49	4.64
Class C	11/01/05
Excluding sales charges		-13.74	-12.37	3.63	4.64
Including sales charges		-14.24	-12.88	3.63	4.64
Class I*	09/27/10	-13.16	-11.24	4.89	5.82
Class K*	02/28/13	-13.34	-11.56	4.56	5.58
Class R*	09/27/10	-13.50	-11.90	4.15	5.18
Class R4*	11/08/12	-13.25	-11.43	4.69	5.71
Class R5*	02/28/13	-13.20	-11.30	4.84	5.78
Class Y*	07/15/09	-13.18	-11.29	4.88	5.82
Class Z	10/01/96	-13.23	-11.43	4.68	5.70
Russell 2000 Growth Index		-13.47	-16.65	6.90	5.72
Russell 2000 Index		-10.16	-14.97	6.11	4.95

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Daniel Cole, CFA

Wayne Collette, CFA

Lawrence Lin, CFA

Rahul Narang

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Euronet Worldwide, Inc.	2.2
PTC, Inc.	2.0
Align Technology, Inc.	1.6
CoreLogic, Inc.	1.6
Allegiant Travel Co.	1.6
Smith & Wesson Holding Corp.	1.6
Sovran Self Storage, Inc.	1.6
Molina Healthcare, Inc.	1.6
Skechers U.S.A., Inc., Class A	1.5
Burlington Stores, Inc.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	24.3
Consumer Staples	1.9
Energy	2.5
Financials	8.9
Health Care	21.6
Industrials	10.3
Information Technology	25.3
Materials	5.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA SMALL CAP GROWTH FUND I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	866.30	1,018.00	6.40	6.92	1.38
Class B	1,000.00	1,000.00	862.90	1,014.27	9.87	10.67	2.13
Class C	1,000.00	1,000.00	862.60	1,014.27	9.86	10.67	2.13
Class I	1,000.00	1,000.00	868.40	1,020.19	4.37	4.72	0.94
Class K	1,000.00	1,000.00	866.60	1,018.70	5.75	6.22	1.24
Class R	1,000.00	1,000.00	865.00	1,016.76	7.56	8.17	1.63
Class R4	1,000.00	1,000.00	867.50	1,019.34	5.15	5.57	1.11
Class R5	1,000.00	1,000.00	868.00	1,019.94	4.60	4.97	0.99
Class Y	1,000.00	1,000.00	868.20	1,020.19	4.37	4.72	0.94
Class Z	1,000.00	1,000.00	867.70	1,019.24	5.25	5.67	1.13

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 24.2%
Distributors 0.5%
Core-Mark Holding Co., Inc.	25,900	1,907,017
Hotels, Restaurants & Leisure 11.7%
Bojangles', Inc.(a)	85,138	1,231,095
Chuy's Holdings, Inc.(a)	50,300	1,611,612
Dave & Buster's Entertainment, Inc.(a)	43,528	1,606,619
Diamond Resorts International, Inc.(a)	169,900	3,702,121
Domino's Pizza, Inc.	24,417	3,248,438
Extended Stay America, Inc.	91,500	1,352,370
Fiesta Restaurant Group, Inc.(a)	143,900	4,765,968
Habit Restaurants, Inc. (The), Class A(a)	155,000	3,220,900
Marriott Vacations Worldwide Corp.	75,200	4,553,360
Papa John's International, Inc.	52,400	3,047,060
Planet Fitness, Inc., Class A(a)	216,368	3,100,553
Six Flags Entertainment Corp.	102,580	5,217,219
Sonic Corp.	171,600	5,039,892
Texas Roadhouse, Inc.	44,200	1,843,582
Wingstop, Inc.(a)	87,103	2,074,793
Total		45,615,582
Household Durables 2.0%
Helen of Troy Ltd.(a)	25,500	2,431,680
TopBuild Corp.(a)	193,951	5,232,798
Total		7,664,478
Internet & Catalog Retail 0.7%
Liberty TripAdvisor Holdings, Inc., Class A(a)	127,600	2,601,764
Leisure Products 1.5%
Smith & Wesson Holding Corp.(a)	240,000	6,086,400
Media 1.2%
Gray Television, Inc.(a)	151,200	1,744,848
Nexstar Broadcasting Group, Inc., Class A	64,500	2,881,860
Total		4,626,708
Specialty Retail 5.1%
Burlington Stores, Inc.(a)	101,900	5,712,514
Lithia Motors, Inc., Class A	41,000	3,801,520
Select Comfort Corp.(a)	136,900	2,450,510
Sportsman's Warehouse Holdings, Inc.(a)	312,849	4,057,652
Tile Shop Holdings, Inc.(a)	298,300	3,764,546
Total		19,786,742

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
Skechers U.S.A., Inc., Class A(a)	173,600	5,714,912
Total Consumer Discretionary		94,003,603
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
Smart & Final Stores, Inc.(a)	253,978	4,127,142
Sprouts Farmers Market, Inc.(a)	118,400	3,372,032
Total		7,499,174
Total Consumer Staples		7,499,174
ENERGY 2.5%
Energy Equipment & Services 1.1%
Patterson-UTI Energy, Inc.	138,200	2,147,628
US Silica Holdings, Inc.	102,700	1,970,813
Total		4,118,441
Oil, Gas & Consumable Fuels 1.4%
Diamondback Energy, Inc.(a)	21,800	1,553,250
Matador Resources Co.(a)	179,500	2,897,130
Oasis Petroleum, Inc.(a)	198,900	1,072,071
Total		5,522,451
Total Energy		9,640,892
FINANCIALS 8.8%
Banks 0.6%
Bank of the Ozarks, Inc.	61,400	2,323,376
Diversified Financial Services 1.1%
MarketAxess Holdings, Inc.	35,300	4,181,638
Real Estate Investment Trusts (REITs) 4.7%
CyrusOne, Inc.	98,848	3,918,335
EPR Properties	66,500	4,138,295
Sovran Self Storage, Inc.	56,600	6,024,504
STORE Capital Corp.	175,892	4,247,792
Total		18,328,926
Thrifts & Mortgage Finance 2.4%
BofI Holding, Inc.(a)	295,600	5,477,468
Radian Group, Inc.	372,100	4,018,680
Total		9,496,148
Total Financials		34,330,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 21.5%
Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc.(a)	70,900	1,223,734
Alder Biopharmaceuticals, Inc.(a)	37,700	715,923
AMAG Pharmaceuticals, Inc.(a)	42,100	1,106,388
Anacor Pharmaceuticals, Inc.(a)	30,300	1,932,534
Bluebird Bio, Inc.(a)	24,200	1,118,524
Celldex Therapeutics, Inc.(a)	97,692	664,305
Curis, Inc.(a)	352,100	482,377
Dynavax Technologies Corp.(a)	89,091	1,436,147
Infinity Pharmaceuticals, Inc.(a)	191,400	1,106,292
Insmed, Inc.(a)	41,300	505,099
Insys Therapeutics, Inc.(a)	45,400	793,592
Juno Therapeutics, Inc.(a)	25,200	886,284
Neurocrine Biosciences, Inc.(a)	55,100	2,026,578
Novavax, Inc.(a)	478,463	2,086,099
Portola Pharmaceuticals, Inc.(a)	24,200	681,714
PTC Therapeutics, Inc.(a)	43,200	344,736
Spark Therapeutics, Inc.(a)	49,231	1,568,500
TESARO, Inc.(a)	36,896	1,492,812
Tokai Pharmaceuticals, Inc.(a)	114,600	730,002
Ultragenyx Pharmaceutical, Inc.(a)	48,146	2,936,424
vTv Therapeutics, Inc., Class A(a)	129,525	739,588
Total		24,577,652
Health Care Equipment & Supplies 6.9%
ABIOMED, Inc.(a)	53,400	4,272,534
Align Technology, Inc.(a)	94,846	6,262,681
Entellus Medical, Inc.(a)	63,018	1,008,918
ICU Medical, Inc.(a)	46,000	4,227,400
Natus Medical, Inc.(a)	87,114	3,163,981
NxStage Medical, Inc.(a)	124,700	1,858,030
STERIS PLC	43,900	2,823,648
West Pharmaceutical Services, Inc.	50,000	3,101,000
Total		26,718,192
Health Care Providers & Services 3.0%
Chemed Corp.	15,800	2,030,300
LHC Group, Inc.(a)	97,701	3,481,087
Molina Healthcare, Inc.(a)	96,900	6,011,676
Total		11,523,063

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 2.2%
HealthStream, Inc.(a)	179,300	3,706,131
Medidata Solutions, Inc.(a)	43,900	1,514,550
Veeva Systems Inc., Class A(a)	127,000	3,084,830
Total		8,305,511
Life Sciences Tools & Services 1.2%
Accelerate Diagnostics, Inc.(a)	73,700	886,611
ICON PLC(a)	53,674	3,819,442
Total		4,706,053
Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc.(a)	97,765	1,646,363
GW Pharmaceuticals PLC ADR(a)	13,500	554,850
Pacira Pharmaceuticals, Inc.(a)	18,000	936,180
Phibro Animal Health Corp., Class A	158,666	4,388,701
Total		7,526,094
Total Health Care		83,356,565
INDUSTRIALS 10.2%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc.(a)	46,600	3,969,388
Airlines 1.6%
Allegiant Travel Co.	37,800	6,194,664
Building Products 1.9%
Advanced Drainage Systems, Inc.	194,500	3,773,300
Gibraltar Industries, Inc.(a)	143,300	3,541,659
Total		7,314,959
Commercial Services & Supplies 0.7%
ARC Document Solutions, Inc.(a)	538,200	1,883,700
MiX Telematics Ltd., ADR	236,387	820,263
Total		2,703,963
Construction & Engineering 0.4%
Dycom Industries, Inc.(a)	26,700	1,521,099
Electrical Equipment 1.2%
Generac Holdings, Inc.(a)	131,800	4,578,732
Machinery 2.2%
Mueller Water Products, Inc., Class A	556,300	4,789,743
Watts Water Technologies, Inc., Class A	75,600	3,898,692
Total		8,688,435
Professional Services 0.6%
CEB, Inc.	44,600	2,420,442

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 0.6%
ArcBest Corp.	119,700	2,342,529
Total Industrials		39,734,211
INFORMATION TECHNOLOGY 25.1%
Electronic Equipment, Instruments & Components 3.1%
Belden, Inc.	74,400	4,074,888
Littelfuse, Inc.	34,300	3,897,166
Methode Electronics, Inc.	137,600	3,931,232
Total		11,903,286
Internet Software & Services 1.7%
j2 Global, Inc.	44,700	3,266,676
NIC, Inc.	120,200	2,114,318
SPS Commerce, Inc.(a)	28,700	1,283,464
Total		6,664,458
IT Services 5.7%
CoreLogic, Inc.(a)	179,500	6,208,905
Euronet Worldwide, Inc.(a)	131,200	8,598,848
Luxoft Holding, Inc.(a)	51,100	2,593,836
Science Applications International Corp.	18,600	830,490
WEX, Inc.(a)	59,100	3,859,230
Total		22,091,309
Semiconductors & Semiconductor Equipment 5.3%
Advanced Energy Industries, Inc.(a)	104,500	3,117,235
Cirrus Logic, Inc.(a)	78,800	2,776,124
Microsemi Corp.(a)	151,100	5,232,593
Power Integrations, Inc.	62,800	2,878,124
Silicon Laboratories, Inc.(a)	56,400	2,326,500
Tessera Technologies, Inc.	55,400	1,633,192
Ultratech, Inc.(a)	126,800	2,571,504
Total		20,535,272
Software 8.4%
A10 Networks, Inc.(a)	397,868	2,450,867
Aspen Technology, Inc.(a)	70,539	2,325,671
CyberArk Software Ltd.(a)	73,300	2,746,551

Common Stocks (continued)

Issuer	Shares	Value ($)
Ellie Mae, Inc.(a)	35,900	3,020,267
Fair Isaac Corp.	29,600	2,945,792
Fortinet, Inc.(a)	177,200	5,032,480
Guidewire Software, Inc.(a)	40,600	1,998,738
Manhattan Associates, Inc.(a)	40,400	2,232,504
Paycom Software, Inc.(a)	73,000	2,327,240
PTC, Inc.(a)	248,400	7,678,044
Total		32,758,154
Technology Hardware, Storage & Peripherals 0.9%
Electronics for Imaging, Inc.(a)	89,300	3,537,173
Total Information Technology		97,489,652
MATERIALS 5.2%
Construction Materials 3.6%
Headwaters, Inc.(a)	205,200	3,615,624
Summit Materials, Inc., Class A(a)	290,296	5,300,805
US Concrete, Inc.(a)	93,900	5,047,125
Total		13,963,554
Containers & Packaging 0.6%
Berry Plastics Group, Inc.(a)	67,700	2,107,501
Paper & Forest Products 1.0%
Clearwater Paper Corp.(a)	99,423	4,043,533
Total Materials		20,114,588
Total Common Stocks (Cost: $389,407,898)		386,168,773

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	5,938,503	5,938,503
Total Money Market Funds (Cost: $5,938,503)		5,938,503
Total Investments (Cost: $395,346,401)		392,107,276
Other Assets & Liabilities, Net		(3,497,638)
Net Assets		388,609,638

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,368,067	133,511,955	(138,941,519)	5,938,503	12,061	5,938,503

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SMALL CAP GROWTH FUND I

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	94,003,603	—	—	94,003,603
Consumer Staples	7,499,174	—	—	7,499,174
Energy	9,640,892	—	—	9,640,892
Financials	34,330,088	—	—	34,330,088
Health Care	83,356,565	—	—	83,356,565
Industrials	39,734,211	—	—	39,734,211
Information Technology	97,489,652	—	—	97,489,652
Materials	20,114,588	—	—	20,114,588
Total Common Stocks	386,168,773	—	—	386,168,773
Money Market Funds	—	5,938,503	—	5,938,503
Total Investments	386,168,773	5,938,503	—	392,107,276

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $389,407,898)	$386,168,773
Affiliated issuers (identified cost $5,938,503)	5,938,503
Total investments (identified cost $395,346,401)	392,107,276
Receivable for:
Investments sold	9,752,977
Capital shares sold	2,263,023
Dividends	220,242
Expense reimbursement due from Investment Manager	1,899
Prepaid expenses	1,982
Trustees' deferred compensation plan	87,385
Other assets	22,446
Total assets	404,457,230
Liabilities
Payable for:
Investments purchased	10,208,193
Capital shares purchased	5,376,584
Investment management fees	28,232
Distribution and/or service fees	4,395
Transfer agent fees	53,881
Plan administration fees	7
Compensation of board members	37,523
Chief compliance officer expenses	49
Other expenses	51,343
Trustees' deferred compensation plan	87,385
Total liabilities	15,847,592
Net assets applicable to outstanding capital stock	$388,609,638
Represented by
Paid-in capital	$398,178,238
Excess of distributions over net investment income	(2,683,352)
Accumulated net realized loss	(3,646,123)
Unrealized appreciation (depreciation) on:
Investments	(3,239,125)
Total — representing net assets applicable to outstanding capital stock	$388,609,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$159,016,382
Shares outstanding	10,921,469
Net asset value per share	$14.56
Maximum offering price per share(a)	$15.45
Class B
Net assets	$887,385
Shares outstanding	71,258
Net asset value per share	$12.45
Class C
Net assets	$12,013,277
Shares outstanding	964,591
Net asset value per share	$12.45
Class I
Net assets	$49,268,143
Shares outstanding	3,175,379
Net asset value per share	$15.52
Class K
Net assets	$35,177
Shares outstanding	2,321
Net asset value per share(b)	$15.15
Class R
Net assets	$1,318,827
Shares outstanding	92,029
Net asset value per share	$14.33
Class R4
Net assets	$934,072
Shares outstanding	58,907
Net asset value per share	$15.86
Class R5
Net assets	$10,351,688
Shares outstanding	673,715
Net asset value per share	$15.37
Class Y
Net assets	$5,645,309
Shares outstanding	364,489
Net asset value per share	$15.49
Class Z
Net assets	$149,139,378
Shares outstanding	9,782,629
Net asset value per share	$15.25

(a)   The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,395,038
Dividends — affiliated issuers	12,061
Foreign taxes withheld	(10,303)
Total income	1,396,796
Expenses:
Investment management fees	1,922,310
Distribution and/or service fees
Class A	226,989
Class B	5,997
Class C	72,244
Class R	3,793
Transfer agent fees
Class A	198,780
Class B	1,310
Class C	15,799
Class K	10
Class R	1,661
Class R4	407
Class R5	2,808
Class Z	197,543
Plan administration fees
Class K	48
Compensation of board members	9,540
Custodian fees	7,931
Printing and postage fees	37,887
Registration fees	55,179
Audit fees	11,974
Legal fees	8,439
Line of credit interest expense	1,257
Chief compliance officer expenses	125
Other	17,618
Total expenses	2,799,649
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,192)
Total net expenses	2,743,457
Net investment loss	(1,346,661)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,175,112
Net realized gain	11,175,112
Net change in unrealized appreciation (depreciation) on:
Investments	(69,952,708)
Net change in unrealized depreciation	(69,952,708)
Net realized and unrealized loss	(58,777,596)
Net decrease in net assets from operations	$(60,124,257)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment loss	$(1,346,661)	$(5,454,904)
Net realized gain	11,175,112	187,012,944
Net change in unrealized depreciation	(69,952,708)	(107,098,517)
Net increase (decrease) in net assets resulting from operations	(60,124,257)	74,459,523
Distributions to shareholders
Net realized gains
Class A	(72,930,525)	(35,687,202)
Class B	(535,408)	(447,283)
Class C	(6,640,364)	(3,197,524)
Class I	(17,350,522)	(8,892,749)
Class K	(15,137)	(6,356)
Class R	(633,898)	(347,538)
Class R4	(24,586)	(18,284)
Class R5	(4,433,878)	(1,395,590)
Class Y	(1,637,722)	(760,513)
Class Z	(72,031,077)	(93,625,792)
Total distributions to shareholders	(176,233,117)	(144,378,831)
Increase (decrease) in net assets from capital stock activity	121,726,596	(462,207,963)
Proceeds from regulatory settlements (Note 6)	—	2,181,933
Total decrease in net assets	(114,630,778)	(529,945,338)
Net assets at beginning of period	503,240,416	1,033,185,754
Net assets at end of period	$388,609,638	$503,240,416
Excess of distributions over net investment income	$(2,683,352)	$(1,336,691)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	787,275	14,170,392	362,024	9,427,704
Distributions reinvested	3,749,664	61,831,964	1,240,559	30,455,715
Redemptions	(1,056,738)	(21,233,631)	(1,531,621)	(41,545,932)
Net increase (decrease)	3,480,201	54,768,725	70,962	(1,662,513)
Class B shares
Subscriptions	994	14,048	1,782	41,107
Distributions reinvested	36,088	509,928	17,537	395,459
Redemptions(a)	(26,840)	(445,374)	(55,350)	(1,388,961)
Net increase (decrease)	10,242	78,602	(36,031)	(952,395)
Class C shares
Subscriptions	93,856	1,355,432	36,712	870,747
Distributions reinvested	388,145	5,484,490	115,796	2,611,190
Redemptions	(193,412)	(2,977,917)	(159,493)	(4,035,891)
Net increase (decrease)	288,589	3,862,005	(6,985)	(553,954)
Class I shares
Subscriptions	849,352	12,316,357	200,109	5,941,104
Distributions reinvested	988,033	17,349,866	350,095	8,892,421
Redemptions	(387,401)	(6,418,422)	(1,927,577)	(57,525,171)
Net increase (decrease)	1,449,984	23,247,801	(1,377,373)	(42,691,646)
Class K shares
Distributions reinvested	839	14,414	239	5,994
Net increase	839	14,414	239	5,994
Class R shares
Subscriptions	10,250	177,813	12,190	336,675
Distributions reinvested	38,002	617,158	13,623	332,117
Redemptions	(19,424)	(340,964)	(48,090)	(1,336,240)
Net increase (decrease)	28,828	454,007	(22,277)	(667,448)
Class R4 shares
Subscriptions	59,318	1,057,333	1,118	34,221
Distributions reinvested	1,328	23,840	694	17,911
Redemptions	(4,145)	(65,367)	(4,843)	(136,597)
Net increase (decrease)	56,501	1,015,806	(3,031)	(84,465)
Class R5 shares
Subscriptions	54,656	1,202,962	428,294	12,667,330
Distributions reinvested	254,923	4,433,117	55,212	1,395,209
Redemptions	(62,484)	(1,246,572)	(80,834)	(2,232,192)
Net increase	247,095	4,389,507	402,672	11,830,347

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SMALL CAP GROWTH FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	180,089	3,373,064	162,599	4,739,379
Distributions reinvested	93,379	1,636,936	29,938	760,120
Redemptions	(44,336)	(716,507)	(205,912)	(5,532,176)
Net increase (decrease)	229,132	4,293,493	(13,375)	(32,677)
Class Z shares
Subscriptions	447,120	8,825,865	1,039,444	28,864,010
Distributions reinvested	3,817,872	65,896,476	2,585,855	65,137,683
Redemptions	(2,199,132)	(45,120,105)	(19,013,407)	(521,400,899)
Net increase (decrease)	2,065,860	29,602,236	(15,388,108)	(427,399,206)
Total net increase (decrease)	7,857,271	121,726,596	(16,373,307)	(462,207,963)

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$27.22		$29.40		$33.32		$29.55		$29.94		$23.55
Income from investment operations:
Net investment loss	(0.07)		(0.27)		(0.28)		(0.23)		(0.15)		(0.31)
Net realized and unrealized gain (loss)	(2.37)		3.09		1.71		6.90		2.56		6.70
Total from investment operations	(2.44)		2.82		1.43		6.67		2.41		6.39
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.35)		(2.90)		(2.80)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.35)		(2.90)		(2.80)		—
Proceeds from regulatory settlements	—		0.11		—		—		—		—
Net asset value, end of period	$14.56		$27.22		$29.40		$33.32		$29.55		$29.94
Total return	(13.37%)		11.87	%(a)	3.35%		25.12%		8.81%		27.13%
Ratios to average net assets(b)
Total gross expenses	1.41	%(c)(d)	1.36%		1.30	%(d)	1.31%		1.33%		1.30%
Total net expenses(e)	1.38	%(c)(d)	1.36	%(f)	1.30	%(d)(f)	1.31	%(f)	1.31	%(f)	1.30	%(f)
Net investment loss	(0.75	%)(c)	(0.98%)		(0.88%)		(0.74%)		(0.53%)		(1.00%)
Supplemental data
Net assets, end of period (in thousands)	$159,016		$202,566		$216,670		$254,055		$61,032		$91,234
Portfolio turnover	64%		117%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$24.86		$27.47		$31.44		$28.19		$28.82		$22.84
Income from investment operations:
Net investment loss	(0.13)		(0.43)		(0.49)		(0.42)		(0.35)		(0.53)
Net realized and unrealized gain (loss)	(2.06)		2.83		1.62		6.52		2.45		6.51
Total from investment operations	(2.19)		2.40		1.13		6.10		2.10		5.98
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.10)		(2.85)		(2.73)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.10)		(2.85)		(2.73)		—
Proceeds from regulatory settlements	—		0.10		—		—		—		—
Net asset value, end of period	$12.45		$24.86		$27.47		$31.44		$28.19		$28.82
Total return	(13.71%)		11.02	%(a)	2.57%		24.20%		7.99%		26.18%
Ratios to average net assets(b)
Total gross expenses	2.16	%(c)(d)	2.11%		2.05	%(d)	2.06%		2.08%		2.05%
Total net expenses(e)	2.13	%(c)(d)	2.11	%(f)	2.05	%(d)(f)	2.06	%(f)	2.06	%(f)	2.05	%(f)
Net investment loss	(1.50	%)(c)	(1.71%)		(1.64%)		(1.46%)		(1.27%)		(1.76%)
Supplemental data
Net assets, end of period (in thousands)	$887		$1,517		$2,666		$3,874		$1,428		$1,974
Portfolio turnover	64%		117%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$24.87		$27.47		$31.44		$28.19		$28.82		$22.84
Income from investment operations:
Net investment loss	(0.13)		(0.44)		(0.49)		(0.41)		(0.35)		(0.53)
Net realized and unrealized gain (loss)	(2.07)		2.85		1.62		6.51		2.45		6.51
Total from investment operations	(2.20)		2.41		1.13		6.10		2.10		5.98
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.10)		(2.85)		(2.73)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.10)		(2.85)		(2.73)		—
Proceeds from regulatory settlements	—		0.10		—		—		—		—
Net asset value, end of period	$12.45		$24.87		$27.47		$31.44		$28.19		$28.82
Total return	(13.74%)		11.07	%(a)	2.57%		24.20%		7.99%		26.18%
Ratios to average net assets(b)
Total gross expenses	2.16	%(c)(d)	2.11%		2.05	%(d)	2.06%		2.07%		2.05%
Total net expenses(e)	2.13	%(c)(d)	2.11	%(f)	2.05	%(d)(f)	2.06	%(f)	2.06	%(f)	2.05	%(f)
Net investment loss	(1.50	%)(c)	(1.72%)		(1.63%)		(1.42%)		(1.27%)		(1.75%)
Supplemental data
Net assets, end of period (in thousands)	$12,013		$16,810		$18,762		$22,685		$11,287		$15,864
Portfolio turnover	64%		117%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class I	(Unaudited)		2015		2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$28.27		$30.21		$34.10		$30.09	$30.45	$26.86
Income from investment operations:
Net investment loss	(0.03)		(0.15)		(0.14)		(0.04)	(0.02)	(0.17)
Net realized and unrealized gain (loss)	(2.50)		3.19		1.73		6.99	2.59	3.76
Total from investment operations	(2.53)		3.04		1.59		6.95	2.57	3.59
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.49)		(2.94)	(2.93)	—
Total distributions to shareholders	(10.22)		(5.11)		(5.49)		(2.94)	(2.93)	—
Proceeds from regulatory settlements	—		0.13		—		—	—	—
Increase from payment by affiliate	—		—		0.01		—	—	—
Net asset value, end of period	$15.52		$28.27		$30.21		$34.10	$30.09	$30.45
Total return	(13.16%)		12.42	%(b)	3.82	%(c)	25.69%	9.27%	13.37%
Ratios to average net assets(d)
Total gross expenses	0.94	%(e)(f)	0.91%		0.86	%(f)	0.87%	0.88%	0.88	%(e)
Total net expenses(g)	0.94	%(e)(f)	0.91%		0.86	%(f)	0.87%	0.88%	0.88	%(e)(h)
Net investment loss	(0.30	%)(e)	(0.52%)		(0.42%)		(0.12%)	(0.06%)	(0.57	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$49,268		$48,780		$93,740		$77,983	$90,936	$90,132
Portfolio turnover	64%		117%		148%		104%	113%	113%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class K	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$27.89		$29.95		$33.85		$29.28
Income from investment operations:
Net investment loss	(0.06)		(0.23)		(0.24)		(0.11)
Net realized and unrealized gain (loss)	(2.46)		3.16		1.74		4.68
Total from investment operations	(2.52)		2.93		1.50		4.57
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.40)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.40)		—
Proceeds from regulatory settlements	—		0.12		—		—
Net asset value, end of period	$15.15		$27.89		$29.95		$33.85
Total return	(13.34%)		12.08	%(b)	3.51%		15.61%
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)(e)	1.21%		1.16	%(e)	1.16	%(d)
Total net expenses(f)	1.24	%(d)(e)	1.21%		1.16	%(e)	1.16	%(d)
Net investment loss	(0.61	%)(d)	(0.83%)		(0.74%)		(0.68	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$35		$41		$37		$48
Portfolio turnover	64%		117%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

The accompanying Notes to Financial Statements are an integral part of this statement.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$26.99		$29.25		$33.18		$29.47		$29.88		$26.52
Income from investment operations:
Net investment loss	(0.10)		(0.33)		(0.36)		(0.35)		(0.21)		(0.35)
Net realized and unrealized gain (loss)	(2.34)		3.07		1.70		6.93		2.53		3.71
Total from investment operations	(2.44)		2.74		1.34		6.58		2.32		3.36
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.27)		(2.87)		(2.73)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.27)		(2.87)		(2.73)		—
Proceeds from regulatory settlements	—		0.11		—		—		—		—
Net asset value, end of period	$14.33		$26.99		$29.25		$33.18		$29.47		$29.88
Total return	(13.50%)		11.63	%(b)	3.08%		24.85%		8.48%		12.67%
Ratios to average net assets(c)
Total gross expenses	1.66	%(d)(e)	1.61%		1.55	%(e)	1.56%		1.57%		1.55	%(d)
Total net expenses(f)	1.63	%(d)(e)	1.61	%(g)	1.55	%(e)(g)	1.56	%(g)	1.56	%(g)	1.54	%(d)(g)
Net investment loss	(1.00	%)(d)	(1.22%)		(1.13%)		(1.11%)		(0.74%)		(1.16	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,319		$1,706		$2,500		$3,650		$54		$55
Portfolio turnover	64%		117%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

Semiannual Report 2016
22

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$28.69		$30.64		$34.52		$29.37
Income from investment operations:
Net investment loss	(0.04)		(0.20)		(0.23)		(0.18)
Net realized and unrealized gain (loss)	(2.57)		3.24		1.78		8.25
Total from investment operations	(2.61)		3.04		1.55		8.07
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.43)		(2.92)
Total distributions to shareholders	(10.22)		(5.11)		(5.43)		(2.92)
Proceeds from regulatory settlements	—		0.12		—		—
Net asset value, end of period	$15.86		$28.69		$30.64		$34.52
Total return	(13.25%)		12.18	%(b)	3.59%		30.11%
Ratios to average net assets(c)
Total gross expenses	1.18	%(d)(e)	1.10%		1.04	%(e)	1.09	%(d)
Total net expenses(f)	1.11	%(d)(e)	1.10	%(g)	1.04	%(e)(g)	1.09	%(d)(g)
Net investment loss	(0.45	%)(d)	(0.68%)		(0.67%)		(0.67	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$934		$69		$167		$818
Portfolio turnover	64%		117%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$28.11		$30.09		$33.90		$29.28
Income from investment operations:
Net investment loss	(0.04)		(0.16)		(0.14)		(0.07)
Net realized and unrealized gain (loss)	(2.48)		3.17		1.80		4.69
Total from investment operations	(2.52)		3.01		1.66		4.62
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.48)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.48)		—
Proceeds from regulatory settlements	—		0.12		—		—
Increase from payment by affiliate	—		—		0.01		—
Net asset value, end of period	$15.37		$28.11		$30.09		$33.90
Total return	(13.20%)		12.33	%(b)	4.07	%(c)	15.78%
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)(f)	0.96%		0.91	%(f)	0.93	%(e)
Total net expenses(g)	0.99	%(e)(f)	0.96%		0.91	%(f)	0.93	%(e)
Net investment loss	(0.36	%)(e)	(0.58%)		(0.46%)		(0.41	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$10,352		$11,990		$721		$1,145
Portfolio turnover	64%		117%		148%		104%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015		2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$28.24		$30.19		$34.09		$30.08	$30.44	$23.85
Income from investment operations:
Net investment loss	(0.03)		(0.14)		(0.14)		(0.04)	(0.02)	(0.18)
Net realized and unrealized gain (loss)	(2.50)		3.18		1.73		6.99	2.59	6.77
Total from investment operations	(2.53)		3.04		1.59		6.95	2.57	6.59
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.49)		(2.94)	(2.93)	—
Total distributions to shareholders	(10.22)		(5.11)		(5.49)		(2.94)	(2.93)	—
Proceeds from regulatory settlements	—		0.12		—		—	—	—
Net asset value, end of period	$15.49		$28.24		$30.19		$34.09	$30.08	$30.44
Total return	(13.18%)		12.38	%(a)	3.78%		25.70%	9.27%	27.63%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)(d)	0.90%		0.86	%(d)	0.87%	0.88%	0.88%
Total net expenses(e)	0.94	%(c)(d)	0.90%		0.86	%(d)	0.87%	0.88%	0.88	%(f)
Net investment loss	(0.30	%)(c)	(0.50%)		(0.43%)		(0.14%)	(0.07%)	(0.58%)
Supplemental data
Net assets, end of period (in thousands)	$5,645		$3,823		$4,491		$14,817	$12,496	$11,453
Portfolio turnover	64%		117%		148%		104%	113%	113%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$27.98		$30.01		$33.91		$29.98		$30.35		$23.81
Income from investment operations:
Net investment loss	(0.05)		(0.20)		(0.21)		(0.10)		(0.08)		(0.23)
Net realized and unrealized gain (loss)	(2.46)		3.16		1.74		6.95		2.59		6.77
Total from investment operations	(2.51)		2.96		1.53		6.85		2.51		6.54
Less distributions to shareholders:
Net realized gains	(10.22)		(5.11)		(5.43)		(2.92)		(2.88)		—
Total distributions to shareholders	(10.22)		(5.11)		(5.43)		(2.92)		(2.88)		—
Proceeds from regulatory settlements	—		0.12		—		—		—		—
Net asset value, end of period	$15.25		$27.98		$30.01		$33.91		$29.98		$30.35
Total return	(13.23%)		12.16	%(a)	3.61%		25.42%		9.06%		27.47%
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)(d)	1.11%		1.05	%(d)	1.07%		1.07%		1.05%
Total net expenses(e)	1.13	%(c)(d)	1.11	%(f)	1.05	%(d)(f)	1.06	%(f)	1.06	%(f)	1.05	%(f)
Net investment loss	(0.50	%)(c)	(0.69%)		(0.64%)		(0.34%)		(0.26%)		(0.73%)
Supplemental data
Net assets, end of period (in thousands)	$149,139		$215,938		$693,432		$1,002,689		$839,982		$951,620
Portfolio turnover	64%		117%		148%		104%		113%		113%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Effective February 1, 2016, the Fund re-opened to permit new investors and new accounts by existing investors. Prior to February 1, 2016, the Fund was closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class B shares are generally closed to new and existing investors.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for

Semiannual Report 2016
27

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Semiannual Report 2016
28

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.87% of the Fund's average daily net assets.

Semiannual Report 2016
29

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $1,248,693, and the administrative services fee paid to the Investment Manager was $126,449.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class K	0.05
Class R	0.22
Class R4	0.23
Class R5	0.05
Class Z	0.22

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 29, 2016, the Fund's total potential future obligation over the life of the Guaranty is $18,580. The liability remaining at February 29, 2016 for non-recurring charges associated with the lease amounted to $12,321 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Semiannual Report 2016
30

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,935 for Class A, $80 for Class B and $17 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.35%	1.39%
Class B	2.10	2.14
Class C	2.10	2.14
Class I	0.94	0.98
Class K	1.24	1.28
Class R	1.60	1.64
Class R4	1.10	1.14
Class R5	0.99	1.03
Class Y	0.94	0.98
Class Z	1.10	1.14

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income

Semiannual Report 2016
31

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $395,346,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$39,875,000
Unrealized depreciation	(43,114,000)
Net unrealized depreciation	$(3,239,000)

The following capital loss carryforwards, determined as of August 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	2,033,760

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,203,651 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $277,208,109 and $324,640,367, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended August 31, 2015, the Fund recorded a receivable of $2,181,933 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

For the six months ended February 29, 2016, the average daily loan balance outstanding on days when borrowing existed was $8,850,000 at a weighted average interest rate of 1.28%. Interest expense incurred by the Fund is recorded as a line of credit interest

Semiannual Report 2016
32

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

expense in the Statement of Operations. The Fund had no outstanding borrowings at February 29, 2016.

Note 9. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 22.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution

Semiannual Report 2016
33

COLUMBIA SMALL CAP GROWTH FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
34

COLUMBIA SMALL CAP GROWTH FUND I

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
35

Columbia Small Cap Growth Fund I

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR226_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

COLUMBIA VALUE AND RESTRUCTURING FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA VALUE AND RESTRUCTURING FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	24
Important Information About This Report	31

Semiannual Report 2016

COLUMBIA VALUE AND RESTRUCTURING FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Value and Restructuring Fund (the Fund) Class A shares returned -2.11% excluding sales charges for the six-month period that ended February 29, 2016.

■  During the same time period, the Fund underperformed the S&P 500 Index, which returned -0.92%, and outperformed the Russell 1000 Value Index, which returned -2.87%.

Average Annual Total Returns (%) (for period ended February 29, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		-2.11	-6.33	7.67	5.14
Including sales charges		-7.74	-11.72	6.40	4.52
Class C*	09/28/07
Excluding sales charges		-2.45	-7.02	6.87	4.37
Including sales charges		-3.29	-7.82	6.87	4.37
Class I*	09/27/10	-1.87	-5.89	8.11	5.48
Class R	12/31/04	-2.22	-6.56	7.40	4.88
Class R4*	11/08/12	-1.98	-6.09	7.94	5.39
Class R5*	11/08/12	-1.93	-5.95	8.04	5.44
Class W*	09/27/10	-2.09	-6.27	7.70	5.15
Class Y*	11/08/12	-1.89	-5.87	8.08	5.46
Class Z	12/31/92	-1.98	-6.10	7.94	5.39
S&P 500 Index		-0.92	-6.19	10.13	6.44
Russell 1000 Value Index		-2.87	-9.41	8.81	5.13

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Guy Pope, CFA

J. Nicholas Smith, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at February 29, 2016)
Apple, Inc.	3.1
Verizon Communications, Inc.	3.1
Berkshire Hathaway, Inc., Class B	3.0
CVS Health Corp.	2.8
Microsoft Corp.	2.7
JPMorgan Chase & Co.	2.6
Johnson & Johnson	2.5
Alphabet, Inc., Class C	2.5
Citigroup, Inc.	2.5
Medtronic PLC	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	14.5
Consumer Staples	8.1
Energy	6.1
Financials	16.7
Health Care	18.7
Industrials	9.1
Information Technology	20.7
Materials	1.4
Telecommunication Services	3.1
Utilities	1.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA VALUE AND RESTRUCTURING FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	978.90	1,019.00	5.81	5.92	1.18
Class C	1,000.00	1,000.00	975.50	1,015.27	9.48	9.67	1.93
Class I	1,000.00	1,000.00	981.30	1,021.18	3.65	3.72	0.74
Class R	1,000.00	1,000.00	977.80	1,017.75	7.03	7.17	1.43
Class R4	1,000.00	1,000.00	980.20	1,020.24	4.58	4.67	0.93
Class R5	1,000.00	1,000.00	980.70	1,020.93	3.89	3.97	0.79
Class W	1,000.00	1,000.00	979.10	1,019.14	5.66	5.77	1.15
Class Y	1,000.00	1,000.00	981.10	1,021.13	3.69	3.77	0.75
Class Z	1,000.00	1,000.00	980.20	1,020.24	4.58	4.67	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.2%
Auto Components 2.3%
Delphi Automotive PLC	265,440	17,699,539
Johnson Controls, Inc.	406,315	14,814,245
Total		32,513,784
Hotels, Restaurants & Leisure 2.8%
Aramark	258,305	8,115,943
Marriott International, Inc., Class A	216,720	14,769,468
McDonald's Corp.	138,905	16,278,277
Total		39,163,688
Household Durables 0.3%
Newell Rubbermaid, Inc.	130,660	4,966,387
Media 4.1%
CBS Corp., Class B Non Voting	380,880	18,426,974
Comcast Corp., Class A	568,690	32,830,474
Liberty Global PLC, Class C(a)	172,705	6,210,472
Total		57,467,920
Specialty Retail 2.6%
Lowe's Companies, Inc.	401,615	27,121,061
Michaels Companies, Inc. (The)(a)	370,657	8,636,308
Total		35,757,369
Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc.	462,385	18,005,272
PVH Corp.	138,855	10,990,373
Total		28,995,645
Total Consumer Discretionary		198,864,793
CONSUMER STAPLES 7.9%
Beverages 2.9%
Diageo PLC, ADR	132,805	13,625,793
PepsiCo, Inc.	277,225	27,118,149
Total		40,743,942
Food & Staples Retailing 3.6%
CVS Health Corp.	399,910	38,859,255
Walgreens Boots Alliance, Inc.	146,385	11,555,632
Total		50,414,887
Tobacco 1.4%
Philip Morris International, Inc.	211,520	19,254,666
Total Consumer Staples		110,413,495

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 6.0%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	163,200	11,704,704
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd.	441,240	9,204,266
Chevron Corp.	230,985	19,273,389
ConocoPhillips	182,740	6,182,094
EQT Corp.	93,940	5,236,216
Exxon Mobil Corp.	354,315	28,398,347
Noble Energy, Inc.	129,530	3,821,135
Total		72,115,447
Total Energy		83,820,151
FINANCIALS 16.4%
Banks 6.7%
Citigroup, Inc.	870,955	33,836,602
JPMorgan Chase & Co.	642,620	36,179,506
Wells Fargo & Co.	517,625	24,286,965
Total		94,303,073
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	497,990	17,623,866
BlackRock, Inc.	68,080	21,238,237
Invesco Ltd.	338,595	9,054,030
Total		47,916,133
Consumer Finance 1.0%
American Express Co.	239,775	13,326,695
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	306,740	41,155,306
McGraw Hill Financial, Inc.	29,975	2,689,956
Total		43,845,262
Insurance 1.1%
Aon PLC	156,625	14,924,796
Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp.	109,125	10,061,325
Weyerhaeuser Co.	196,460	5,104,031
Total		15,165,356
Total Financials		229,481,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 18.4%
Biotechnology 3.1%
Biogen, Inc.(a)	69,490	18,027,096
Celgene Corp.(a)	164,363	16,572,721
Vertex Pharmaceuticals, Inc.(a)	105,031	8,979,100
Total		43,578,917
Health Care Equipment & Supplies 5.5%
Abbott Laboratories	507,280	19,652,027
Cooper Companies, Inc. (The)	79,700	11,393,912
Medtronic PLC	436,027	33,744,129
Zimmer Biomet Holdings, Inc.	114,665	11,100,719
Total		75,890,787
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	333,912	27,280,611
CIGNA Corp.	134,635	18,796,392
Total		46,077,003
Pharmaceuticals 6.5%
Allergan PLC(a)	49,840	14,459,082
Endo International PLC(a)	132,045	5,520,802
Johnson & Johnson	328,815	34,594,626
Perrigo Co. PLC	46,795	5,907,869
Pfizer, Inc.	1,034,130	30,682,637
Total		91,165,016
Total Health Care		256,711,723
INDUSTRIALS 8.9%
Aerospace & Defense 2.0%
Honeywell International, Inc.	274,305	27,800,812
Air Freight & Logistics 0.9%
FedEx Corp.	92,220	12,623,074
Commercial Services & Supplies 0.4%
Tyco International PLC	161,662	5,687,269
Electrical Equipment 0.7%
Eaton Corp. PLC	168,970	9,582,289
Industrial Conglomerates 2.1%
General Electric Co.	1,008,045	29,374,431
Professional Services 2.8%
Dun & Bradstreet Corp. (The)	87,610	8,392,162
Nielsen Holdings PLC	609,575	30,686,005
Total		39,078,167
Total Industrials		124,146,042

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 20.3%
Internet Software & Services 5.8%
Alibaba Group Holding Ltd., ADR(a)	26,415	1,817,616
Alphabet, Inc., Class A(a)	28,210	20,232,776
Alphabet, Inc., Class C(a)	48,852	34,087,460
Facebook, Inc., Class A(a)	232,005	24,805,975
Total		80,943,827
IT Services 2.7%
Fidelity National Information Services, Inc.	125,170	7,291,152
First Data Corp., Class A(a)	61,530	769,125
MasterCard, Inc., Class A	256,875	22,327,575
PayPal Holdings, Inc.(a)	188,691	7,196,675
Total		37,584,527
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	60,738	8,137,070
QUALCOMM, Inc.	194,940	9,901,003
Skyworks Solutions, Inc.	140,650	9,346,192
Total		27,384,265
Software 5.9%
Activision Blizzard, Inc.	878,610	27,825,579
Electronic Arts, Inc.(a)	161,120	10,350,349
Intuit, Inc.	80,130	7,743,763
Microsoft Corp.	718,990	36,582,211
Total		82,501,902
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	440,160	42,559,070
EMC Corp.	476,250	12,444,413
Total		55,003,483
Total Information Technology		283,418,004
MATERIALS 1.4%
Chemicals 1.4%
Monsanto Co.	219,910	19,789,701
Total Materials		19,789,701
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc.	837,225	42,472,424
Total Telecommunication Services		42,472,424

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 1.6%
Electric Utilities 1.0%
Edison International	197,672	13,473,323
Multi-Utilities 0.6%
DTE Energy Co.	99,149	8,340,414
Total Utilities		21,813,737
Total Common Stocks (Cost: $1,100,454,783)		1,370,931,385

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(b)(c)	11,058,404	11,058,404
Total Money Market Funds (Cost: $11,058,404)		11,058,404
Total Investments (Cost: $1,111,513,187)		1,381,989,789
Other Assets & Liabilities, Net		15,782,569
Net Assets		1,397,772,358

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,183,725	235,649,269	(230,774,590)	11,058,404	24,684	11,058,404

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA VALUE AND RESTRUCTURING FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	198,864,793	—	—	198,864,793
Consumer Staples	110,413,495	—	—	110,413,495
Energy	83,820,151	—	—	83,820,151
Financials	229,481,315	—	—	229,481,315
Health Care	256,711,723	—	—	256,711,723
Industrials	124,146,042	—	—	124,146,042
Information Technology	283,418,004	—	—	283,418,004
Materials	19,789,701	—	—	19,789,701
Telecommunication Services	42,472,424	—	—	42,472,424
Utilities	21,813,737	—	—	21,813,737
Total Common Stocks	1,370,931,385	—	—	1,370,931,385
Money Market Funds	—	11,058,404	—	11,058,404
Total Investments	1,370,931,385	11,058,404	—	1,381,989,789

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,100,454,783)	$1,370,931,385
Affiliated issuers (identified cost $11,058,404)	11,058,404
Total investments (identified cost $1,111,513,187)	1,381,989,789
Receivable for:
Investments sold	33,543,526
Capital shares sold	108,918
Dividends	2,661,292
Foreign tax reclaims	1,357
Expense reimbursement due from Investment Manager	5,603
Prepaid expenses	6,835
Trustees' deferred compensation plan	245,108
Other assets	11,764
Total assets	1,418,574,192
Liabilities
Payable for:
Investments purchased	18,979,580
Capital shares purchased	1,203,944
Investment management fees	83,602
Distribution and/or service fees	3,472
Transfer agent fees	220,613
Compensation of board members	1,081
Chief compliance officer expenses	148
Other expenses	64,286
Trustees' deferred compensation plan	245,108
Total liabilities	20,801,834
Net assets applicable to outstanding capital stock	$1,397,772,358
Represented by
Paid-in capital	$1,104,762,440
Undistributed net investment income	2,267,961
Accumulated net realized gain	20,265,355
Unrealized appreciation (depreciation) on:
Investments	270,476,602
Total — representing net assets applicable to outstanding capital stock	$1,397,772,358

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 29, 2016 (Unaudited)

Class A
Net assets	$64,427,672
Shares outstanding	1,686,461
Net asset value per share	$38.20
Maximum offering price per share(a)	$40.53
Class C
Net assets	$22,180,881
Shares outstanding	590,255
Net asset value per share	$37.58
Class I
Net assets	$1,960
Shares outstanding	51
Net asset value per share(b)	$38.06
Class R
Net assets	$7,443,574
Shares outstanding	195,219
Net asset value per share	$38.13
Class R4
Net assets	$6,928,723
Shares outstanding	177,511
Net asset value per share	$39.03
Class R5
Net assets	$14,679,604
Shares outstanding	375,983
Net asset value per share	$39.04
Class W
Net assets	$1,965
Shares outstanding	51
Net asset value per share(b)	$38.18
Class Y
Net assets	$1,448,033
Shares outstanding	37,171
Net asset value per share	$38.96
Class Z
Net assets	$1,280,659,946
Shares outstanding	33,548,145
Net asset value per share	$38.17

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,719,634
Dividends — affiliated issuers	24,684
Total income	13,744,318
Expenses:
Investment management fees	5,492,500
Distribution and/or service fees
Class A	89,000
Class C	122,663
Class R	20,056
Class W	3
Transfer agent fees
Class A	68,888
Class C	23,732
Class R	7,761
Class R4	6,218
Class R5	4,034
Class W	2
Class Z	1,359,876
Compensation of board members	24,043
Custodian fees	8,026
Printing and postage fees	68,121
Registration fees	59,512
Audit fees	11,079
Legal fees	27,468
Chief compliance officer expenses	406
Other	20,729
Total expenses	7,414,117
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(110,926)
Total net expenses	7,303,191
Net investment income	6,441,127
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	50,159,835
Foreign currency translations	(1,778)
Net realized gain	50,158,057
Net change in unrealized appreciation (depreciation) on:
Investments	(81,044,501)
Net change in unrealized depreciation	(81,044,501)
Net realized and unrealized loss	(30,886,444)
Net decrease in net assets from operations	$(24,445,317)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income	$6,441,127	$53,609,504
Net realized gain	50,158,057	196,539,951
Net change in unrealized depreciation	(81,044,501)	(205,909,533)
Net increase (decrease) in net assets resulting from operations	(24,445,317)	44,239,922
Distributions to shareholders
Net investment income
Class A	(1,563,201)	(1,056,246)
Class C	(442,396)	(203,200)
Class I	(55)	(42)
Class R	(162,899)	(88,545)
Class R4	(130,629)	(67,003)
Class R5	(384,968)	(267,688)
Class W	(50)	(31)
Class Y	(33,429)	(18,906)
Class Z	(32,661,092)	(23,967,549)
Net realized gains
Class A	(8,520,968)	(15,210,805)
Class C	(3,027,130)	(4,579,159)
Class I	(279)	(446)
Class R	(966,289)	(1,702,094)
Class R4	(763,291)	(781,042)
Class R5	(1,857,381)	(2,494,019)
Class W	(279)	(446)
Class Y	(183,656)	(172,306)
Class Z	(171,042,182)	(280,000,008)
Total distributions to shareholders	(221,740,174)	(330,609,535)
Increase (decrease) in net assets from capital stock activity	23,561,571	(55,291,136)
Total decrease in net assets	(222,623,920)	(341,660,749)
Net assets at beginning of period	1,620,396,278	1,962,057,027
Net assets at end of period	$1,397,772,358	$1,620,396,278
Undistributed net investment income	$2,267,961	$31,205,553

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA VALUE AND RESTRUCTURING FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	127,304	5,286,582	348,457	17,422,755
Distributions reinvested	227,419	9,295,418	331,848	15,182,599
Redemptions	(364,011)	(15,458,820)	(781,661)	(37,883,080)
Net decrease	(9,288)	(876,820)	(101,356)	(5,277,726)
Class C shares
Subscriptions	20,144	826,807	39,013	1,814,781
Distributions reinvested	74,862	3,010,518	91,526	4,131,292
Redemptions	(79,703)	(3,262,432)	(102,060)	(4,851,856)
Net increase	15,303	574,893	28,479	1,094,217
Class R shares
Subscriptions	9,967	416,763	30,807	1,503,768
Distributions reinvested	27,680	1,129,188	39,222	1,790,639
Redemptions	(27,691)	(1,160,945)	(93,918)	(4,520,637)
Net increase (decrease)	9,956	385,006	(23,889)	(1,226,230)
Class R4 shares
Subscriptions	54,658	2,327,701	37,714	1,847,242
Distributions reinvested	21,442	893,587	18,181	847,561
Redemptions	(14,529)	(626,357)	(33,839)	(1,669,211)
Net increase	61,571	2,594,931	22,056	1,025,592
Class R5 shares
Subscriptions	55,916	2,325,994	234,283	11,340,234
Distributions reinvested	53,662	2,242,015	59,181	2,761,219
Redemptions	(125,362)	(5,543,227)	(195,693)	(9,565,480)
Net increase (decrease)	(15,784)	(975,218)	97,771	4,535,973
Class Y shares
Subscriptions	14,265	639,043	3,043	146,692
Distributions reinvested	5,210	216,750	4,095	190,722
Redemptions	(6,351)	(266,856)	(2,562)	(125,361)
Net increase	13,124	588,937	4,576	212,053
Class Z shares
Subscriptions	552,827	22,683,138	1,053,132	50,605,248
Distributions reinvested	4,349,089	177,556,036	5,676,217	259,653,974
Redemptions	(4,249,833)	(178,969,332)	(7,572,908)	(365,914,237)
Net increase (decrease)	652,083	21,269,842	(843,559)	(55,655,015)
Total net increase (decrease)	726,965	23,561,571	(815,922)	(55,291,136)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$45.18		$53.48		$52.33		$48.59		$49.58		$53.03		$44.68
Income from investment operations:
Net investment income	0.13		1.29	(b)	0.30		0.32		0.23		0.49		0.53	(c)
Net realized and unrealized gain (loss)	(0.72)		(0.33)		11.06		9.81		(1.06)		(3.45)		8.37
Total from investment operations	(0.59)		0.96		11.36		10.13		(0.83)		(2.96)		8.90
Less distributions to shareholders:
Net investment income	(0.96)		(0.59)		(0.25)		(0.39)		(0.16)		(0.49)		(0.55)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(6.39)		(9.26)		(10.21)		(6.39)		(0.16)		(0.49)		(0.55)
Net asset value, end of period	$38.20		$45.18		$53.48		$52.33		$48.59		$49.58		$53.03
Total return	(2.11%)		1.76%		24.05%		23.42%		(1.65%)		(5.49%)		20.17%
Ratios to average net assets(d)
Total gross expenses	1.19	%(e)	1.22%		1.21%		1.21	%(f)	1.26	%(e)	1.26	%(f)	1.20	%(f)
Total net expenses(g)	1.18	%(e)	1.22	%(h)	1.21	%(h)	1.21	%(f)(h)	1.19	%(e)(h)	1.19	%(f)(h)	1.20	%(f)(h)
Net investment income	0.62	%(e)	2.62%		0.58%		0.66%		1.15	%(e)	1.03%		1.16%
Supplemental data
Net assets, end of period (in thousands)	$64,428		$76,611		$96,116		$102,893		$134,228		$166,301		$268,124
Portfolio turnover	24%		58%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.12 per share.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.18 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$44.52		$52.96		$52.02		$48.38		$49.44		$52.89		$44.60
Income from investment operations:
Net investment income (loss)	(0.03)		0.98	(b)	(0.09)		(0.04)		0.08		0.13		0.18	(c)
Net realized and unrealized gain (loss)	(0.70)		(0.40)		10.99		9.76		(1.07)		(3.41)		8.36
Total from investment operations	(0.73)		0.58		10.90		9.72		(0.99)		(3.28)		8.54
Less distributions to shareholders:
Net investment income	(0.78)		(0.35)		—		(0.08)		(0.07)		(0.17)		(0.25)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(6.21)		(9.02)		(9.96)		(6.08)		(0.07)		(0.17)		(0.25)
Net asset value, end of period	$37.58		$44.52		$52.96		$52.02		$48.38		$49.44		$52.89
Total return	(2.45%)		0.98%		23.14%		22.52%		(1.98%)		(6.18%)		19.27%
Ratios to average net assets(d)
Total gross expenses	1.94	%(e)	1.97%		1.96%		1.96	%(f)	2.01	%(e)	1.99	%(f)	1.95	%(f)
Total net expenses(g)	1.93	%(e)	1.97	%(h)	1.96	%(h)	1.96	%(f)(h)	1.94	%(e)(h)	1.95	%(f)(h)	1.95	%(f)(h)
Net investment income (loss)	(0.13	%)(e)	2.02%		(0.17%)		(0.09%)		0.41	%(e)	0.28%		0.40%
Supplemental data
Net assets, end of period (in thousands)	$22,181		$25,599		$28,942		$28,634		$35,288		$41,945		$71,083
Portfolio turnover	24%		58%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.18 per share.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.18 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,						Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$45.04		$53.35	$52.22	$48.50		$49.48		$53.03		$43.47
Income from investment operations:
Net investment income	0.22		1.59 (c)	0.53	0.55		0.31		0.09		0.27
Net realized and unrealized gain (loss)	(0.71)		(0.42)	11.04	9.77		(1.08)		(2.95)		9.57
Total from investment operations	(0.49)		1.17	11.57	10.32		(0.77)		(2.86)		9.84
Less distributions to shareholders:
Net investment income	(1.06)		(0.81)	(0.48)	(0.60)		(0.21)		(0.69)		(0.28)
Net realized gains	(5.43)		(8.67)	(9.96)	(6.00)		—		—		—
Total distributions to shareholders	(6.49)		(9.48)	(10.44)	(6.60)		(0.21)		(0.69)		(0.28)
Net asset value, end of period	$38.06		$45.04	$53.35	$52.22		$48.50		$49.48		$53.03
Total return	(1.87%)		2.21%	24.63%	23.98%		(1.52%)		(5.26%)		22.67%
Ratios to average net assets(d)
Total gross expenses	0.74	%(e)	0.76%	0.76%	0.76	%(f)	0.81	%(e)	0.78	%(f)	0.79	%(e)(f)
Total net expenses(g)	0.74	%(e)	0.76%	0.76%	0.76	%(f)	0.81	%(e)	0.78	%(f)(h)	0.79	%(e)(f)(h)
Net investment income	1.06	%(e)	3.24%	1.03%	1.11%		1.55	%(e)	0.17%		1.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$3	$3		$3		$3		$26,652
Portfolio turnover	24%		58%	55%	55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.20 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$45.10		$53.40		$52.26		$48.53		$49.55		$52.98		$44.64
Income from investment operations:
Net investment income	0.08		1.13	(b)	0.16		0.20		0.18		0.37		0.41	(c)
Net realized and unrealized gain (loss)	(0.72)		(0.30)		11.06		9.80		(1.07)		(3.43)		8.37
Total from investment operations	(0.64)		0.83		11.22		10.00		(0.89)		(3.06)		8.78
Less distributions to shareholders:
Net investment income	(0.90)		(0.46)		(0.12)		(0.27)		(0.13)		(0.37)		(0.44)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(6.33)		(9.13)		(10.08)		(6.27)		(0.13)		(0.37)		(0.44)
Net asset value, end of period	$38.13		$45.10		$53.40		$52.26		$48.53		$49.55		$52.98
Total return	(2.22%)		1.50%		23.75%		23.12%		(1.77%)		(5.70%)		19.86%
Ratios to average net assets(d)
Total gross expenses	1.44	%(e)	1.47%		1.46%		1.46	%(f)	1.51	%(e)	1.50	%(f)	1.45	%(f)
Total net expenses(g)	1.43	%(e)	1.47	%(h)	1.46	%(h)	1.46	%(f)(h)	1.44	%(e)(h)	1.44	%(f)(h)	1.45	%(f)(h)
Net investment income	0.37	%(e)	2.30%		0.31%		0.40%		0.91	%(e)	0.76%		0.91%
Supplemental data
Net assets, end of period (in thousands)	$7,444		$8,355		$11,170		$18,096		$32,095		$38,799		$65,321
Portfolio turnover	24%		58%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.09 per share.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.18 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$46.03		$54.31		$53.00		$48.51
Income from investment operations:
Net investment income	0.19		1.77	(b)	0.43		0.43
Net realized and unrealized gain (loss)	(0.75)		(0.67)		11.22		10.42
Total from investment operations	(0.56)		1.10		11.65		10.85
Less distributions to shareholders:
Net investment income	(1.01)		(0.71)		(0.38)		(0.36)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)
Total distributions to shareholders	(6.44)		(9.38)		(10.34)		(6.36)
Net asset value, end of period	$39.03		$46.03		$54.31		$53.00
Total return	(1.98%)		2.02%		24.37%		24.95%
Ratios to average net assets(c)
Total gross expenses	0.94	%(d)	0.97%		0.96%		0.94	%(d)(e)
Total net expenses(f)	0.93	%(d)	0.96	%(g)	0.96	%(g)	0.94	%(d)(e)(g)
Net investment income	0.89	%(d)	3.55%		0.83%		1.04	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,929		$5,337		$5,099		$3,299
Portfolio turnover	24%		58%		55%		55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.47 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$46.05		$54.32	$53.00	$48.51
Income from investment operations:
Net investment income	0.22		1.78 (b)	0.50	0.46
Net realized and unrealized gain (loss)	(0.75)		(0.60)	11.23	10.43
Total from investment operations	(0.53)		1.18	11.73	10.89
Less distributions to shareholders:
Net investment income	(1.05)		(0.78)	(0.45)	(0.40)
Net realized gains	(5.43)		(8.67)	(9.96)	(6.00)
Total distributions to shareholders	(6.48)		(9.45)	(10.41)	(6.40)
Net asset value, end of period	$39.04		$46.05	$54.32	$53.00
Total return	(1.93%)		2.19%	24.55%	25.05%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.82%	0.83%	0.81	%(d)(e)
Total net expenses(f)	0.79	%(d)	0.82%	0.83%	0.81	%(d)(e)
Net investment income	1.00	%(d)	3.58%	0.97%	1.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$14,680		$18,039	$15,970	$9,095
Portfolio turnover	24%		58%	55%	55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.41 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$45.16		$53.46		$52.30		$48.56		$49.56		$53.04		$43.49
Income from investment operations:
Net investment income	0.14		1.40	(c)	0.32		0.36		0.23		0.50		0.20
Net realized and unrealized gain (loss)	(0.72)		(0.42)		11.07		9.79		(1.07)		(3.47)		9.53
Total from investment operations	(0.58)		0.98		11.39		10.15		(0.84)		(2.97)		9.73
Less distributions to shareholders:
Net investment income	(0.97)		(0.61)		(0.27)		(0.41)		(0.16)		(0.51)		(0.18)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(6.40)		(9.28)		(10.23)		(6.41)		(0.16)		(0.51)		(0.18)
Net asset value, end of period	$38.18		$45.16		$53.46		$52.30		$48.56		$49.56		$53.04
Total return	(2.09%)		1.81%		24.13%		23.49%		(1.66%)		(5.50%)		22.41%
Ratios to average net assets(d)
Total gross expenses	1.15	%(e)	1.16%		1.17%		1.14	%(f)	1.24	%(e)	1.22	%(f)	1.19	%(e)(f)
Total net expenses(g)	1.15	%(e)	1.15	%(h)	1.17	%(h)	1.14	%(f)(h)	1.18	%(e)(h)	1.17	%(f)(h)	1.19	%(e)(f)(h)
Net investment income	0.64	%(e)	2.84%		0.61%		0.73%		1.18	%(e)	1.04%		0.81	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$3		$3		$3		$3
Portfolio turnover	24%		58%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.20 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$45.96		$54.24	$52.94	$48.45
Income from investment operations:
Net investment income	0.23		1.65 (b)	0.53	0.48
Net realized and unrealized gain (loss)	(0.74)		(0.45)	11.21	10.43
Total from investment operations	(0.51)		1.20	11.74	10.91
Less distributions to shareholders:
Net investment income	(1.06)		(0.81)	(0.48)	(0.42)
Net realized gains	(5.43)		(8.67)	(9.96)	(6.00)
Total distributions to shareholders	(6.49)		(9.48)	(10.44)	(6.42)
Net asset value, end of period	$38.96		$45.96	$54.24	$52.94
Total return	(1.89%)		2.22%	24.61%	25.12%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.77%	0.77%	0.75	%(d)(e)
Total net expenses(f)	0.75	%(d)	0.77%	0.77%	0.75	%(d)(e)
Net investment income	1.06	%(d)	3.33%	1.03%	1.12	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,448		$1,105	$1,056	$795
Portfolio turnover	24%		58%	55%	55%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.26 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA VALUE AND RESTRUCTURING FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 29, 2016		Year Ended August 31,								Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2012		2011
Per share data
Net asset value, beginning of period	$45.15		$53.46		$52.31		$48.57		$49.55		$53.01		$44.66
Income from investment operations:
Net investment income	0.18		1.45	(b)	0.42		0.45		0.27		0.61		0.64	(c)
Net realized and unrealized gain (loss)	(0.72)		(0.38)		11.07		9.80		(1.06)		(3.46)		8.37
Total from investment operations	(0.54)		1.07		11.49		10.25		(0.79)		(2.85)		9.01
Less distributions to shareholders:
Net investment income	(1.01)		(0.71)		(0.38)		(0.51)		(0.19)		(0.61)		(0.66)
Net realized gains	(5.43)		(8.67)		(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(6.44)		(9.38)		(10.34)		(6.51)		(0.19)		(0.61)		(0.66)
Net asset value, end of period	$38.17		$45.15		$53.46		$52.31		$48.57		$49.55		$53.01
Total return	(1.98%)		2.00%		24.38%		23.74%		(1.57%)		(5.26%)		20.46%
Ratios to average net assets(d)
Total gross expenses	0.94	%(e)	0.97%		0.96%		0.96	%(f)	1.01	%(e)	0.99	%(f)	0.95	%(f)
Total net expenses(g)	0.93	%(e)	0.97	%(h)	0.96	%(h)	0.96	%(f)(h)	0.94	%(e)(h)	0.94	%(f)(h)	0.95	%(f)(h)
Net investment income	0.87	%(e)	2.95%		0.83%		0.90%		1.36	%(e)	1.28%		1.40%
Supplemental data
Net assets, end of period (in thousands)	$1,280,660		$1,485,346		$1,803,699		$1,954,532		$2,601,708		$3,887,512		$6,583,690
Portfolio turnover	24%		58%		55%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share includes special dividends. The effect of these dividends amounted to $1.16 per share.

(c)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.18 per share.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange

Semiannual Report 2016
24

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains

(losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no

Semiannual Report 2016
25

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.72% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

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26

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended February 29, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.17
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,326 for Class A and $279 for Class C shares for the six months ended February 29, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will

Semiannual Report 2016
27

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.15%	1.24%
Class C	1.90	1.99
Class I	0.75	0.84
Class R	1.40	1.49
Class R4	0.90	0.99
Class R5	0.80	0.89
Class W	1.15	1.24
Class Y	0.75	0.84
Class Z	0.90	0.99

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $1,111,513,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$310,298,000
Unrealized depreciation	(39,821,000)
Net unrealized appreciation	$270,477,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $371,989,915 and $574,059,301, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its

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28

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, two unaffiliated shareholders of record owned 51.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In December 2015, the Board approved a proposal to merge the Fund into Columbia Contrarian Core Fund. Shareholders of the Fund will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2016. If approved by shareholders, the merger is expected to take place shortly thereafter.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning

Semiannual Report 2016
29

COLUMBIA VALUE AND RESTRUCTURING FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
30

COLUMBIA VALUE AND RESTRUCTURING FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia Value and Restructuring Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR238_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) Class A shares returned -9.30% for the six-month period that ended February 29, 2016.

■	The Fund outperformed its benchmark, the Russell 2000 Index, which returned -10.16% over the same period.

Average Annual Total Returns (%) (for period ended February 29, 2016)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	-9.30	-11.65	8.12
Russell 2000 Index		-10.16	-14.97	8.21

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at February 29, 2016)
Stamps.com, Inc.	1.1
Avista Corp.	0.8
EMCOR Group, Inc.	0.8
AAON, Inc.	0.8
Bottomline Technologies de, Inc.	0.8
Omnicell, Inc.	0.7
Cantel Medical Corp.	0.7
Brandywine Realty Trust	0.7
Hersha Hospitality Trust	0.7
Dorman Products, Inc.	0.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 29, 2016)
Common Stocks	97.5
Exchange-Traded Funds	0.2
Money Market Funds	2.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown (%) (at February 29, 2016)
Consumer Discretionary	10.8
Consumer Staples	2.6
Energy	2.7
Financials	25.8
Health Care	13.4
Industrials	15.9
Information Technology	20.6
Materials	3.4
Telecommunication Services	0.6
Utilities	4.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

BMO Asset Management Corp.

David Corris, CFA

Thomas Lettenberger, CFA

Columbia Management Investment Advisers, LLC

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Conestoga Capital Advisors, LLC

Robert Mitchell

Joseph Monahan

Dalton, Greiner, Hartman, Maher & Co., LLC

Bruce Geller, CFA

Jeffrey Baker, CFA

Peter Gulli, CFA

Edward Turville, CFA

EAM Investors, LLC

Montie Weisenberger

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016	3

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	907.00	1,018.00	6.54	6.92	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

4	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.5%
Auto Components 2.2%

Cooper Tire & Rubber Co.	60,353	2,371,873

Cooper-Standard Holding, Inc.(a)	38,103	2,791,045

Dana Holding Corp.	129,644	1,612,771

Dorman Products, Inc.(a)	150,000	7,585,500

Motorcar Parts of America, Inc.(a)	43,313	1,494,298

Tenneco, Inc.(a)	47,500	2,162,200

Tower International, Inc.	287,392	6,167,432

Visteon Corp.	22,643	1,583,199

Total		25,768,318

Automobiles 0.4%

Thor Industries, Inc.	81,549	4,516,184

Diversified Consumer Services 1.2%

American Public Education, Inc.(a)	21,338	329,246

Grand Canyon Education, Inc.(a)	121,100	4,720,478

K12, Inc.(a)	96,457	944,314

Nord Anglia Education, Inc.(a)	111,500	2,161,985

ServiceMaster Global Holdings, Inc.(a)	153,269	5,813,493

Total		13,969,516

Hotels, Restaurants & Leisure 1.0%

Chuy’s Holdings, Inc.(a)	45,877	1,469,899

Cracker Barrel Old Country Store, Inc.	10,961	1,622,776

Dave & Buster’s Entertainment, Inc.(a)	55,413	2,045,294

Isle of Capri Casinos, Inc.(a)	113,207	1,284,899

Marcus Corp. (The)	29,947	559,410

Penn National Gaming, Inc.(a)	117,000	1,619,280

Red Robin Gourmet Burgers, Inc.(a)	26,500	1,725,150

Six Flags Entertainment Corp.	33,593	1,708,540

Total		12,035,248

Household Durables 0.9%

CalAtlantic Group, Inc.	61,200	1,856,808

Cavco Industries, Inc.(a)	26,152	2,121,973

Ethan Allen Interiors, Inc.	48,588	1,386,216

Helen of Troy Ltd.(a)	23,500	2,240,960

La-Z-Boy, Inc.	66,663	1,623,244

Tempur Sealy International, Inc.(a)	27,799	1,603,168

Total		10,832,369

Internet & Catalog Retail 0.3%

Nutrisystem, Inc.	81,086	1,650,100

Wayfair, Inc., Class A(a)	40,725	1,587,053

Total		3,237,153

Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.3%

Callaway Golf Co.	209,901	1,866,020

JAKKS Pacific, Inc.(a)	11,664	84,448

Nautilus, Inc.(a)	86,570	1,462,167

Total		3,412,635

Media 0.9%

AMC Entertainment Holdings, Inc., Class A	66,000	1,585,980

Entravision Communications Corp., Class A	388,360	2,998,139

EW Scripps Co. (The), Class A	61,700	1,064,942

Gray Television, Inc.(a)	146,651	1,692,353

Nexstar Broadcasting Group, Inc., Class A	43,499	1,943,535

Sinclair Broadcast Group, Inc., Class A	66,900	2,065,203

Total		11,350,152

Multiline Retail 0.2%

JCPenney Co., Inc.(a)	200,700	2,047,140

Specialty Retail 2.6%

American Eagle Outfitters, Inc.	130,800	1,996,008

Ascena Retail Group, Inc.(a)	159,373	1,346,702

Burlington Stores, Inc.(a)	26,316	1,475,275

Cato Corp. (The), Class A	121,049	4,381,974

Children’s Place, Inc. (The)	62,620	4,266,927

Dick’s Sporting Goods, Inc.	68,683	2,916,967

Express, Inc.(a)	259,502	4,471,219

Finish Line, Inc., Class A (The)	67,400	1,228,028

Genesco, Inc.(a)	52,853	3,487,241

Guess?, Inc.	61,100	1,304,485

Monro Muffler Brake, Inc.	21,805	1,490,808

Rent-A-Center, Inc.	54,929	701,443

TravelCenters of America LLC(a)	134,900	1,164,187

Total		30,231,264

Textiles, Apparel & Luxury Goods 0.5%

Culp, Inc.	22,634	576,714

Deckers Outdoor Corp.(a)	86,542	4,894,816

Sequential Brands Group, Inc.(a)	142,300	991,831

Total		6,463,361

Total Consumer Discretionary		123,863,340

CONSUMER STAPLES 2.5%
Food & Staples Retailing 0.7%

Performance Food Group Co.(a)	84,900	2,099,577

SpartanNash Co.	98,758	2,710,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Weis Markets, Inc.	95,265	3,965,882

Total		8,776,366

Food Products 1.8%

Darling Ingredients, Inc.(a)	196,375	1,769,339

Dean Foods Co.	190,235	3,669,633

John B. Sanfilippo & Son, Inc.	30,801	2,143,749

Pinnacle Foods, Inc.	45,037	1,945,148

Post Holdings, Inc.(a)	56,147	3,899,971

Sanderson Farms, Inc.	46,099	4,206,995

TreeHouse Foods, Inc.(a)	38,000	3,207,960

Total		20,842,795

Total Consumer Staples		29,619,161

ENERGY 2.6%
Energy Equipment & Services 1.1%

Atwood Oceanics, Inc.	118,229	813,416

Hornbeck Offshore Services, Inc.(a)	118,677	1,019,435

Matrix Service Co.(a)	36,489	671,033

Patterson-UTI Energy, Inc.	345,250	5,365,185

Precision Drilling Corp.	847,991	2,722,051

Rowan Companies PLC, Class A	91,800	1,222,776

Superior Energy Services, Inc.	125,659	1,291,774

Total		13,105,670

Oil, Gas & Consumable Fuels 1.5%

Aegean Marine Petroleum Network, Inc.	114,800	823,116

Bill Barrett Corp.(a)	140,906	402,991

Carrizo Oil & Gas, Inc.(a)	38,067	818,441

Gulfport Energy Corp.(a)	21,813	523,512

Matador Resources Co.(a)	399,122	6,441,829

Parsley Energy, Inc., Class A(a)	100,800	1,852,704

PDC Energy, Inc.(a)	100,564	5,039,262

QEP Resources, Inc.	57,276	559,014

Teekay Tankers Ltd., Class A	244,400	1,004,484

Total		17,465,353

Total Energy		30,571,023

FINANCIALS 25.1%
Banks 10.1%

1st Source Corp.	18,526	564,117

Ameris Bancorp	75,500	2,037,745

Associated Banc-Corp.	246,013	4,231,424

Banc of California, Inc.	96,762	1,483,362

BancFirst Corp.	10,700	604,550

BancorpSouth, Inc.	58,237	1,160,081

Common Stocks (continued)
Issuer	Shares	Value ($)

Bank of the Ozarks, Inc.	74,018	2,800,841

BBCN Bancorp, Inc.	149,360	2,137,342

Brookline Bancorp, Inc.	139,621	1,467,417

Capital Bank Financial Corp. Class A	89,485	2,635,333

Cardinal Financial Corp.	206	3,968

Cathay General Bancorp	52,300	1,395,887

Central Pacific Financial Corp.	91,284	1,819,290

City Holding Co.	25,765	1,135,464

Community Bank System, Inc.	84,600	3,132,738

Community Trust Bancorp, Inc.	110,377	3,721,912

Customers Bancorp, Inc.(a)	157,959	3,577,771

FCB Financial Holdings, Inc., Class A(a)	57,362	1,721,434

Fidelity Southern Corp.	60,799	911,377

First Interstate Bancsystem, Inc.	56,648	1,518,166

First Midwest Bancorp, Inc.	266,682	4,453,589

FirstMerit Corp.	260,827	5,120,034

Fulton Financial Corp.	340,276	4,290,880

Great Southern Bancorp, Inc.	13,402	503,513

Great Western Bancorp, Inc.	131,979	3,248,003

Hancock Holding Co.	220,089	5,077,453

Hanmi Financial Corp.	86,423	1,800,191

Hilltop Holdings, Inc.(a)	108,244	1,805,510

Independent Bank Corp.	72,000	3,110,400

Investors Bancorp, Inc.	287,700	3,256,764

National Penn Bancshares, Inc.	413,991	4,607,720

Old National Bancorp	424,129	4,733,280

Preferred Bank/Los Angeles	15,213	434,331

PrivateBancorp, Inc.	150,499	5,171,146

Prosperity Bancshares, Inc.	33,000	1,334,850

Renasant Corp.	98,600	3,078,292

Sandy Spring Bancorp, Inc.	249,632	6,485,439

Sterling Bancorp	200,000	2,882,000

Trico Bancshares	33,774	837,595

Trustmark Corp.	112,390	2,459,093

Umpqua Holdings Corp.	80,600	1,212,224

Union Bankshares Corp.	103,600	2,357,936

United Community Banks, Inc.	37,927	656,516

WesBanco, Inc.	101,582	2,871,723

Western Alliance Bancorp(a)	91,800	2,728,296

Wilshire Bancorp, Inc.	225,000	2,214,000

Wintrust Financial Corp.	95,613	4,063,553

Total		118,854,550

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%

Evercore Partners, Inc., Class A	30,340	1,415,968

Piper Jaffray Companies(a)	58,085	2,459,900

Triplepoint Venture Growth BDC Corp.	49,635	498,335

Virtu Financial, Inc. Class A	114,500	2,554,495

Westwood Holdings Group, Inc.	105,700	5,241,663

Total		12,170,361

Consumer Finance 0.3%

Cash America International, Inc.	50,991	1,717,887

Nelnet, Inc., Class A	34,630	1,302,088

Regional Management Corp.(a)	37,602	575,310

Total		3,595,285

Insurance 3.9%

American Equity Investment Life Holding Co.	174,569	2,374,138

AMERISAFE, Inc.	95,191	4,902,337

Amtrust Financial Services, Inc.	75,400	1,843,530

Argo Group International Holdings Ltd.	103,733	5,781,040

CNO Financial Group, Inc.	107,000	1,865,010

Employers Holdings, Inc.	45,771	1,270,603

First American Financial Corp.	175,858	6,512,022

HCI Group, Inc.	49,238	1,730,223

Heritage Insurance Holdings, Inc.	47,189	921,129

Horace Mann Educators Corp.	156,315	4,816,065

Maiden Holdings Ltd.	331,537	3,968,498

National General Holdings Corp.	82,728	1,648,769

Navigators Group, Inc. (The)(a)	17,324	1,402,898

Selective Insurance Group, Inc.	75,840	2,546,707

United Fire Group, Inc.	100,150	4,038,048

Total		45,621,017

Real Estate Investment Trusts (REITs) 7.7%

American Assets Trust, Inc.	138,485	5,136,409

Brandywine Realty Trust	634,984	7,816,653

Chesapeake Lodging Trust	151,287	3,844,203

Colony Capital, Inc.	340,583	5,585,561

Coresite Realty Corp.	20,520	1,322,719

Cousins Properties, Inc.	557,960	4,831,933

CubeSmart	87,000	2,601,300

CyrusOne, Inc.	43,238	1,713,954

DCT Industrial Trust, Inc.	45,532	1,647,803

DuPont Fabros Technology, Inc.	72,963	2,601,131

EPR Properties	52,668	3,277,530

First Industrial Realty Trust, Inc.	190,918	4,108,555

Common Stocks (continued)
Issuer	Shares	Value ($)

First Potomac Realty Trust	125,345	1,060,419

Hersha Hospitality Trust	384,784	7,745,702

Highwoods Properties, Inc.	98,333	4,282,402

Kilroy Realty Corp.	22,000	1,193,940

Kite Realty Group Trust	209,550	5,641,086

LaSalle Hotel Properties	73,000	1,777,550

Mack-Cali Realty Corp.	223,894	4,455,491

Medical Properties Trust, Inc.	122,016	1,411,725

National Storage Affiliates Trust	92,165	1,667,265

PS Business Parks, Inc.	24,000	2,203,440

RLJ Lodging Trust	98,315	2,061,665

Ryman Hospitality Properties, Inc.	43,080	2,062,240

Saul Centers, Inc.	16,960	830,701

Sovran Self Storage, Inc.	37,563	3,998,206

Sun Communities, Inc.	65,580	4,428,617

Sunstone Hotel Investors, Inc.	88,786	1,145,339

Total		90,453,539

Real Estate Management & Development 0.4%

Kennedy-Wilson Holdings, Inc.	263,191	5,005,893

Thrifts & Mortgage Finance 1.7%

EverBank Financial Corp.	149,400	1,945,188

First Defiance Financial Corp.	16,899	662,272

HomeStreet, Inc.(a)	51,951	1,037,461

LendingTree, Inc.(a)	19,023	1,681,063

MGIC Investment Corp.(a)	130,300	891,252

Provident Financial Services, Inc.	258,004	4,796,294

Radian Group, Inc.	334,351	3,610,991

TrustCo Bank Corp.	103,126	595,037

Walker & Dunlop, Inc.(a)	82,430	1,905,782

Washington Federal, Inc.	125,880	2,667,397

Total		19,792,737

Total Financials		295,493,382

HEALTH CARE 13.1%
Biotechnology 2.4%

Anacor Pharmaceuticals, Inc.(a)	14,947	953,320

BioSpecifics Technologies Corp.(a)	42,974	1,525,577

Cytokinetics, Inc.(a)	182,020	1,146,726

Dynavax Technologies Corp.(a)	39,422	635,483

Emergent Biosolutions, Inc.(a)	81,872	2,769,730

FibroGen, Inc.(a)	72,274	1,252,508

Kite Pharma, Inc.(a)	26,038	1,164,419

Ligand Pharmaceuticals, Inc.(a)	69,000	6,367,320

Neurocrine Biosciences, Inc.(a)	48,397	1,780,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Ophthotech Corp.(a)	23,080	1,039,523

Portola Pharmaceuticals, Inc.(a)	32,297	909,806

Repligen Corp.(a)	200,000	5,146,000

TESARO, Inc.(a)	32,821	1,327,938

Trevena, Inc.(a)	196,116	1,641,491

Total		27,659,883

Health Care Equipment & Supplies 4.9%

Abaxis, Inc.	80,125	3,142,502

ABIOMED, Inc.(a)	20,719	1,657,727

Align Technology, Inc.(a)	75,000	4,952,250

Analogic Corp.	50,965	3,821,356

Cantel Medical Corp.	130,000	8,271,900

Globus Medical, Inc., Class A(a)	81,800	1,987,740

Greatbatch, Inc.(a)	45,826	1,732,223

Hill-Rom Holdings, Inc.	41,476	1,922,413

ICU Medical, Inc.(a)	14,834	1,363,245

iRadimed Corp.(a)	57,500	1,025,225

Masimo Corp.(a)	28,830	1,090,927

Merit Medical Systems, Inc.(a)	268,605	5,052,460

Natus Medical, Inc.(a)	46,504	1,689,025

Neogen Corp.(a)	144,162	7,099,978

Nevro Corp.(a)	32,746	1,886,170

NxStage Medical, Inc.(a)	104,535	1,557,571

Syneron Medical Ltd.(a)	478,984	3,333,729

Vascular Solutions, Inc.(a)	210,107	6,315,816

Total		57,902,257

Health Care Providers & Services 3.2%

Aceto Corp.	24,589	527,434

AMN Healthcare Services, Inc.(a)	54,854	1,559,499

Amsurg Corp.(a)	37,620	2,560,041

Cross Country Healthcare, Inc.(a)	142,676	1,770,609

LHC Group, Inc.(a)	54,900	1,956,087

LifePoint Health, Inc.(a)	20,000	1,247,200

Magellan Health, Inc.(a)	26,329	1,658,332

Molina Healthcare, Inc.(a)	87,664	5,438,675

National Research Corp., Class A	178,000	2,664,660

National Research Corp., Class B	91,079	3,265,182

PharMerica Corp.(a)	169,531	3,917,862

Surgical Care Affiliates, Inc.(a)	70,827	2,870,618

Triple-S Management Corp., Class B(a)	51,884	1,360,399

U.S. Physical Therapy, Inc.	55,870	2,832,050

VCA, Inc.(a)	57,200	2,918,916

WellCare Health Plans, Inc.(a)	15,239	1,369,529

Total		37,917,093

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.4%

HealthStream, Inc.(a)	258,000	5,332,860

Medidata Solutions, Inc.(a)	79,875	2,755,687

Omnicell, Inc.(a)	312,400	8,550,388

Total		16,638,935

Life Sciences Tools & Services 0.7%

Bio-Techne Corp.	26,400	2,266,176

Cambrex Corp.(a)	45,598	1,758,715

Luminex Corp.(a)	38,866	726,017

NeoGenomics, Inc.(a)	218,441	1,391,469

PAREXEL International Corp.(a)	25,470	1,494,834

Total		7,637,211

Pharmaceuticals 0.5%

Catalent, Inc.(a)	53,200	1,291,164

Collegium Pharmaceutical, Inc.(a)	75,765	1,321,342

Lipocine, Inc.(a)	121,994	1,232,139

Pacira Pharmaceuticals, Inc.(a)	21,432	1,114,678

TherapeuticsMD, Inc.(a)	187,977	1,148,540

Total		6,107,863

Total Health Care		153,863,242

INDUSTRIALS 15.6%
Aerospace & Defense 0.6%

Curtiss-Wright Corp.	41,862	2,955,039

HEICO Corp.	28,571	1,643,118

Moog, Inc., Class A(a)	39,607	1,710,230

Total		6,308,387

Air Freight & Logistics 0.3%

Atlas Air Worldwide Holdings, Inc.(a)	61,953	2,243,318

HUB Group, Inc., Class A(a)	45,268	1,671,295

Total		3,914,613

Airlines 0.4%

Alaska Air Group, Inc.	20,000	1,478,000

Skywest, Inc.	78,400	1,415,120

Spirit Airlines, Inc.(a)	37,000	1,766,750

Total		4,659,870

Building Products 2.3%

AAON, Inc.	355,750	8,822,600

Builders FirstSource, Inc.(a)	147,323	1,168,271

Gibraltar Industries, Inc.(a)	64,520	1,594,612

Patrick Industries, Inc.(a)	52,139	2,304,022

PGT, Inc.(a)	132,321	1,308,655

Simpson Manufacturing Co., Inc.	198,025	6,720,969

Trex Co., Inc.(a)	122,000	5,254,540

Total		27,173,669

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.0%

ABM Industries, Inc.	71,300	2,238,820

ACCO Brands Corp.(a)	263,249	1,924,350

Brink’s Co. (The)	59,084	1,728,207

Deluxe Corp.	43,400	2,491,594

Ennis, Inc.	63,416	1,251,832

Healthcare Services Group, Inc.	154,350	5,476,338

Mobile Mini, Inc.	150,000	4,311,000

Quad/Graphics, Inc.	75,417	954,779

Rollins, Inc.	145,425	4,003,550

Steelcase, Inc., Class A	425,490	5,314,370

Unifirst Corp.	20,691	2,181,039

Viad Corp.	52,378	1,485,440

West Corp.	85,800	1,911,624

Total		35,272,943

Construction & Engineering 1.5%

Aegion Corp.(a)	87,400	1,582,814

Comfort Systems U.S.A., Inc.	44,135	1,237,987

Dycom Industries, Inc.(a)	31,411	1,789,484

EMCOR Group, Inc.	200,661	9,204,320

Granite Construction, Inc.	37,000	1,533,650

MasTec, Inc.(a)	122,600	2,081,748

Total		17,430,003

Electrical Equipment 0.1%

Franklin Electric Co., Inc.	52,000	1,552,200

Industrial Conglomerates 0.1%

Raven Industries, Inc.	100,000	1,528,000

Machinery 3.2%

Actuant Corp., Class A	80,000	1,872,800

Astec Industries, Inc.	13,978	607,065

Barnes Group, Inc.	48,000	1,646,880

Briggs & Stratton Corp.	54,660	1,162,618

Chart Industries, Inc.(a)	102,165	2,060,668

Columbus McKinnon Corp.	37,749	522,824

Global Brass & Copper Holdings, Inc.	322,039	7,097,740

John Bean Technologies Corp.	37,644	1,980,074

Kadant, Inc.	24,296	927,378

Mueller Industries, Inc.	137,642	3,608,973

Oshkosh Corp.	37,200	1,283,400

Proto Labs, Inc.(a)	115,000	7,483,050

Sun Hydraulics Corp.	150,000	4,467,000

Wabash National Corp.(a)	129,100	1,514,343

Watts Water Technologies, Inc., Class A	23,199	1,196,372

Total		37,431,185

Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.1%

Matson, Inc.	28,172	1,129,415

Professional Services 2.5%

Advisory Board Co. (The)(a)	84,435	2,489,988

Exponent, Inc.	108,000	5,042,520

Korn/Ferry International	169,041	4,804,145

Navigant Consulting, Inc.(a)	93,487	1,419,133

On Assignment, Inc.(a)	51,232	1,691,168

RPX Corp.(a)	137,132	1,358,978

TransUnion(a)	52,534	1,385,322

TrueBlue, Inc.(a)	291,107	6,680,906

Wageworks, Inc.(a)	84,000	4,046,280

Total		28,918,440

Road & Rail 1.1%

ArcBest Corp.	98,595	1,929,504

Knight Transportation, Inc.	221,346	5,363,214

Old Dominion Freight Line, Inc.(a)	66,356	4,283,943

Swift Transportation Co.(a)	86,490	1,473,790

Total		13,050,451

Trading Companies & Distributors 0.4%

Beacon Roofing Supply, Inc.(a)	102,567	3,702,669

DXP Enterprises, Inc.(a)	8,267	112,348

Neff Corp. Class A(a)	120,815	588,369

Titan Machinery, Inc.(a)	14,419	137,269

Total		4,540,655

Total Industrials		182,909,831

INFORMATION TECHNOLOGY 20.1%
Communications Equipment 1.8%

Applied Optoelectronics, Inc.(a)	126,231	2,270,896

CalAmp Corp.(a)	105,997	1,937,625

EchoStar Corp., Class A(a)	30,316	1,355,125

Finisar Corp.(a)	139,300	2,030,994

Lumentum Holdings, Inc.(a)	64,954	1,560,845

NETGEAR, Inc.(a)	100,935	3,987,942

Netscout Systems, Inc.(a)	122,487	2,531,806

Oclaro, Inc.(a)	332,296	1,631,573

Polycom, Inc.(a)	221,894	2,309,917

ShoreTel, Inc.(a)	185,243	1,368,946

Total		20,985,669

Electronic Equipment, Instruments & Components 3.2%

Benchmark Electronics, Inc.(a)	103,120	2,232,548

Coherent, Inc.(a)	21,322	1,803,841

Fabrinet(a)	40,500	1,156,275

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

II-VI, Inc.(a)	214,866	4,716,309

Insight Enterprises, Inc.(a)	69,811	1,822,067

Littelfuse, Inc.	12,678	1,440,474

Mesa Laboratories, Inc.	72,217	6,498,086

Rogers Corp.(a)	109,000	5,822,780

Sanmina Corp.(a)	116,976	2,409,706

Scansource, Inc.(a)	56,906	2,127,715

SYNNEX Corp.	27,000	2,538,810

Tech Data Corp.(a)	39,273	2,765,212

Universal Display Corp.(a)	36,016	1,720,844

Vishay Intertechnology, Inc.	43,437	514,294

Total		37,568,961

Internet Software & Services 3.7%

Autobytel, Inc.(a)	104,085	1,998,432

CoStar Group, Inc.(a)	25,325	4,484,045

DHI Group, Inc.(a)	138,641	1,078,627

EarthLink Holdings Corp.	125,361	707,036

GoDaddy, Inc., Class A(a)	55,489	1,739,580

j2 Global, Inc.	25,927	1,894,745

LogMeIn, Inc.(a)	33,383	1,699,195

Monster Worldwide, Inc.(a)	81,279	242,211

New Relic, Inc.(a)	58,411	1,554,901

NIC, Inc.	341,400	6,005,226

Q2 Holdings, Inc.(a)	83,189	1,686,241

SPS Commerce, Inc.(a)	143,500	6,417,320

Stamps.com, Inc.(a)	103,817	12,305,429

WebMD Health Corp.(a)	31,624	1,753,867

Total		43,566,855

IT Services 1.4%

CACI International, Inc., Class A(a)	58,928	5,693,623

Convergys Corp.	77,798	2,005,633

Euronet Worldwide, Inc.(a)	15,629	1,024,325

Everi Holdings, Inc.(a)	30,480	89,611

ExlService Holdings, Inc.(a)	47,626	2,242,708

PFSweb, Inc.(a)	114,144	1,474,741

Science Applications International Corp.	34,000	1,518,100

Sykes Enterprises, Inc.(a)	85,207	2,596,257

Total		16,644,998

Semiconductors & Semiconductor Equipment 2.8%

Amkor Technology, Inc.(a)	373,856	1,891,711

Cirrus Logic, Inc.(a)	52,000	1,831,960

Cypress Semiconductor Corp.	190,000	1,516,200

Diodes, Inc.(a)	18,385	351,889

Common Stocks (continued)
Issuer	Shares	Value ($)

Fairchild Semiconductor International, Inc.(a)	55,000	1,103,300

Inphi Corp.(a)	76,284	1,929,985

Integrated Device Technology, Inc.(a)	277,422	5,387,535

IXYS Corp.	115,800	1,306,224

Kulicke & Soffa Industries, Inc.(a)	176,000	1,988,800

M/A-COM Technology Solutions Holdings, Inc.(a)	46,803	1,773,834

MaxLinear, Inc., Class A(a)	134,774	2,168,514

Monolithic Power Systems, Inc.	26,301	1,553,337

NeoPhotonics Corp.(a)	429,022	4,702,081

NVE Corp.	64,000	3,255,680

Photronics, Inc.(a)	94,792	964,035

Rudolph Technologies, Inc.(a)	141,996	1,840,268

Total		33,565,353

Software 6.6%

ACI Worldwide, Inc.(a)	270,000	5,038,200

AVG Technologies NV(a)	266,642	5,103,528

Blackbaud, Inc.	121,025	6,841,543

Bottomline Technologies de, Inc.(a)	312,000	8,801,520

BroadSoft, Inc.(a)	56,090	2,069,160

Digimarc Corp.(a)	35,814	1,084,090

Ellie Mae, Inc.(a)	16,974	1,428,023

Exa Corp.(a)	302,431	3,178,550

FleetMatics Group PLC(a)	133,900	4,835,129

Guidewire Software, Inc.(a)	42,075	2,071,352

HubSpot, Inc.(a)	40,934	1,705,310

Imperva, Inc.(a)	26,375	1,157,071

Manhattan Associates, Inc.(a)	23,304	1,287,779

Paycom Software, Inc.(a)	41,702	1,329,460

Paylocity Holding Corp.(a)	37,504	1,110,868

Pegasystems, Inc.	148,874	3,625,082

Proofpoint, Inc.(a)	30,910	1,447,824

PROS Holdings, Inc.(a)	339,423	3,730,259

PTC, Inc.(a)	167,562	5,179,341

RingCentral, Inc., Class A(a)	90,185	1,668,422

Rovi Corp.(a)	82,420	1,877,528

Rubicon Project, Inc. (The)(a)	85,167	1,404,404

Take-Two Interactive Software, Inc.(a)	119,247	4,291,700

Tyler Technologies, Inc.(a)	47,375	5,700,160

Zendesk, Inc.(a)	79,952	1,463,122

Total		77,429,425

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.6%

Electronics for Imaging, Inc.(a)	46,074	1,824,991

Immersion Corp.(a)	133,310	1,201,123

Super Micro Computer, Inc.(a)	113,399	3,682,066

Total		6,708,180

Total Information Technology		236,469,441

MATERIALS 3.3%
Chemicals 1.7%

A. Schulman, Inc.	122,888	3,034,105

Axiall Corp.	23,435	466,357

Balchem Corp.	72,000	4,555,440

Cabot Corp.	56,600	2,520,398

Innospec, Inc.	47,728	2,071,395

Minerals Technologies, Inc.	43,446	2,207,926

Orion Engineered Carbons SA	249,090	3,200,806

Stepan Co.	46,737	2,321,894

Total		20,378,321

Construction Materials 0.3%

US Concrete, Inc.(a)	72,186	3,879,997

Metals & Mining 0.7%

Carpenter Technology Corp.	60,000	1,783,200

Commercial Metals Co.	23,613	346,875

Kaiser Aluminum Corp.	48,529	3,717,807

Materion Corp.	62,600	1,632,608

Total		7,480,490

Paper & Forest Products 0.6%

Clearwater Paper Corp.(a)	71,285	2,899,161

Neenah Paper, Inc.	75,497	4,572,098

Total		7,471,259

Total Materials		39,210,067

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%

8x8, Inc.(a)	172,241	2,003,163

Inteliquent, Inc.	95,882	1,631,912

Total		3,635,075

Wireless Telecommunication Services 0.3%

Boingo Wireless, Inc.(a)	271,083	1,943,665

Telephone & Data Systems, Inc.	70,006	1,870,560

Total		3,814,225

Total Telecommunication Services		7,449,300

Common Stocks (continued)
Issuer	Shares	Value ($)
UTILITIES 4.1%
Electric Utilities 1.3%

Allete, Inc.	36,012	1,909,356

El Paso Electric Co.	59,112	2,414,725

Empire District Electric Co. (The)	4,505	147,404

Great Plains Energy, Inc.	139,517	4,093,429

PNM Resources, Inc.	94,239	3,008,109

Portland General Electric Co.	81,184	3,089,051

Total		14,662,074

Gas Utilities 1.0%

New Jersey Resources Corp.	83,200	2,880,384

ONE Gas, Inc.	29,000	1,681,420

South Jersey Industries, Inc.	91,224	2,321,651

Southwest Gas Corp.	87,131	5,314,991

Total		12,198,446

Multi-Utilities 1.4%

Avista Corp.	257,141	9,719,930

Black Hills Corp.	24,000	1,344,240

Vectren Corp.	111,447	5,073,067

Total		16,137,237

Water Utilities 0.4%

California Water Service Group	189,223	4,677,593

Total Utilities		47,675,350

Total Common Stocks
(Cost: $1,200,662,524)		1,147,124,137

Exchange-Traded Funds 0.2%
Market Vectors Biotech ETF	6,500	652,535

iShares Russell 2000 ETF	15,000	1,541,250

Total Exchange-Traded Funds
(Cost: $2,260,605)		2,193,785

Money Market Funds 2.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.420%(b)(c)	27,635,547	27,635,547

Total Money Market Funds
(Cost: $27,635,547)		27,635,547

Total Investments
(Cost: $1,230,558,676)		1,176,953,469

Other Assets & Liabilities, Net		165,285

Net Assets		1,177,118,754

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at February 29, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	162,568,889	401,433,646	(536,366,988)	27,635,547	77,131	27,635,547

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	123,863,340	—	—	123,863,340

Consumer Staples	29,619,161	—	—	29,619,161

Energy	30,571,023	—	—	30,571,023

Financials	295,493,382	—	—	295,493,382

Health Care	153,863,242	—	—	153,863,242

Industrials	182,909,831	—	—	182,909,831

Information Technology	236,469,441	—	—	236,469,441

Materials	39,210,067	—	—	39,210,067

Telecommunication Services	7,449,300	—	—	7,449,300

Utilities	47,675,350	—	—	47,675,350

Total Common Stocks	1,147,124,137	—	—	1,147,124,137

Exchange-Traded Funds	2,193,785	—	—	2,193,785

Money Market Funds	—	27,635,547	—	27,635,547

Total Investments	1,149,317,922	27,635,547	—	1,176,953,469

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,202,923,129)	$1,149,317,922

Affiliated issuers (identified cost $27,635,547)	27,635,547

Total investments (identified cost $1,230,558,676)	1,176,953,469

Receivable for:

Investments sold	21,205,172

Capital shares sold	2,598,806

Dividends	944,619

Expense reimbursement due from Investment Manager	16,344

Prepaid expenses	3,831

Trustees’ deferred compensation plan	17,662

Other assets	37,758

Total assets	1,201,777,661

Liabilities

Payable for:

Investments purchased	21,769,095

Capital shares purchased	2,521,297

Investment management fees	87,937

Distribution and/or service fees	24,209

Transfer agent fees	237,914

Chief compliance officer expenses	58

Other expenses	735

Trustees’ deferred compensation plan	17,662

Total liabilities	24,658,907

Net assets applicable to outstanding capital stock	$1,177,118,754

Represented by

Paid-in capital	$1,278,077,910

Excess of distributions over net investment income	(1,963,278)

Accumulated net realized loss	(45,390,671)

Unrealized appreciation (depreciation) on:

Investments	(53,605,207)

Total — representing net assets applicable to outstanding capital stock	$1,177,118,754

Class A

Net assets	$1,177,118,754

Shares outstanding	103,659,958

Net asset value per share	$11.36

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$10,198,375

Dividends — affiliated issuers	77,131

Foreign taxes withheld	(20,557)

Total income	10,254,949

Expenses:

Investment management fees	5,955,066

Distribution and/or service fees

Class A	1,646,806

Transfer agent fees

Class A	1,868,548

Compensation of board members	19,009

Custodian fees	25,385

Printing and postage fees	187,276

Registration fees	79,828

Audit fees	9,836

Legal fees	18,844

Chief compliance officer expenses	317

Other	11,798

Total expenses	9,822,713

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(749,810)

Total net expenses	9,072,903

Net investment income	1,182,046

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(42,926,178)

Futures contracts	(10,855,725)

Net realized loss	(53,781,903)

Net change in unrealized appreciation (depreciation) on:

Investments	(93,986,485)

Futures contracts	12,077,786

Net change in unrealized depreciation	(81,908,699)

Net realized and unrealized loss	(135,690,602)

Net decrease in net assets from operations	$(134,508,556)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations

Net investment income (loss)	$1,182,046	$(3,136,467)

Net realized gain (loss)	(53,781,903)	38,704,927

Net change in unrealized depreciation	(81,908,699)	(68,520,639)

Net decrease in net assets resulting from operations	(134,508,556)	(32,952,179)

Distributions to shareholders

Net realized gains

Class A	(28,524,836)	(54,289,860)

Total distributions to shareholders	(28,524,836)	(54,289,860)

Increase (decrease) in net assets from capital stock activity	(122,467)	799,416,389

Total increase (decrease) in net assets	(163,155,859)	712,174,350

Net assets at beginning of period	1,340,274,613	628,100,263

Net assets at end of period	$1,177,118,754	$1,340,274,613

Excess of distributions over net investment income	$(1,963,278)	$(3,145,324)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	15,829,052	193,694,081	67,126,100	911,201,063

Distributions reinvested	2,330,456	28,524,783	4,374,668	54,289,632

Redemptions	(19,293,584)	(222,341,331)	(12,620,702)	(166,074,306)

Net increase (decrease)	(1,134,076)	(122,467)	58,880,066	799,416,389

Total net increase (decrease)	(1,134,076)	(122,467)	58,880,066	799,416,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.79		$13.68		$12.73	$10.07	$10.00

Income from investment operations:

Net investment income (loss)	0.01		(0.05)		(0.07)	0.03	(0.01)

Net realized and unrealized gain (loss)	(1.18)		0.28	(b)	1.86	2.69	0.08	(b)

Total from investment operations	(1.17)		0.23		1.79	2.72	0.07

Less distributions to shareholders:

Net investment income	—		—		—	(0.06)	—

Net realized gains	(0.26)		(1.12)		(0.84)	—	—

Total distributions to shareholders	(0.26)		(1.12)		(0.84)	(0.06)	—

Net asset value, end of period	$11.36		$12.79		$13.68	$12.73	$10.07

Total return	(9.30%)		1.90%		14.28%	27.11%	0.70%

Ratios to average net assets(c)

Total gross expenses	1.49	%(e)	1.58	%(d)	1.57%	1.63%	1.77	%(e)

Total net expenses(f)	1.38	%(e)	1.37	%(d)	1.34%	1.34%	1.34	%(e)

Net investment income (loss)	0.18	%(e)	(0.38%)		(0.48%)	0.30%	(0.21	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$1,177,119		$1,340,275		$628,100	$570,786	$405,992

Portfolio turnover	63%		75%		73%	97%	26%

Notes to Financial Highlights

(a)	Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2016	19

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to

20	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2016:

At February 29, 2016, the Fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(10,855,725)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	12,077,786

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended February 29, 2016:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	37,064,555

*	Based on the daily outstanding amounts for the six months ended February 29, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2016	21

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is

22	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.98% to 0.85% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 0.91% of the Fund’s average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $3,830,983, and the administrative services fee paid to the Investment Manager was $349,312.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC Conestoga, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC and effective October 26, 2015, BMO Asset Management Corp., with each serving as a subadviser to the Fund. In addition, Real Estate Management Services Group, LLC provides advisory services with respect to REITs in DGHM’s sleeve of investments. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Semiannual Report 2016	23

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

For the six months ended February 29, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets for Class A shares was 0.28%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	1.38%	1.38%

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $1,230,559,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$62,638,000
Unrealized depreciation	(116,244,000)
Net unrealized depreciation	$(53,606,000)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $3,130,122 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $895,472,189 and $785,399,689, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

24	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’

Semiannual Report 2016	25

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	27

Active Portfolios® Multi-Manager Small Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR102_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) Class A shares returned -1.66% for the six-month period that ended February 29, 2016.

■	The Fund underperformed its benchmark, the Citi Three-Month U.S. Treasury Bill Index, which returned 0.05% over the same period.

Average Annual Total Returns (%) (for period ended February 29, 2016)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/23/12	-1.66	-7.28	2.00
Citi Three-Month U.S. Treasury Bill Index		0.05	0.06	0.05

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown — Long Positions (%) (at February 29, 2016)
Common Stocks	51.8
Corporate Bonds & Notes	6.5
Exchange-Traded Funds	0.2
Options Purchased Calls	0.0	(a)
Options Purchased Puts	0.0	(a)
Preferred Stocks	0.1
Treasury Bills	14.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	40.6
Total	113.2

Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds (amounting to $262.2 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Breakdown — Short Positions (%) (at February 29, 2016)
Common Stocks	(12.6)
Corporate Bonds & Notes	(0.2)
Exchange-Traded Funds	(0.4)
Total	(13.2)

Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown — Long Positions (%) (at February 29, 2016)
Consumer Discretionary	18.1
Consumer Staples	5.3
Energy	5.9
Financials	18.5
Health Care	11.5
Industrials	9.2
Information Technology	22.6
Materials	6.3
Telecommunication Services	1.4
Utilities	1.2
Total	100.0

Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D., M.B.A.

Brian Hurst

John Liew, Ph.D., M.B.A.

Yao Hua Ooi

Ari Levine, M.S.

Wasatch Advisors, Inc.

Michael Shinnick

Terry Lally, CFA*

*	Effective February 2016, Mr. Lally replaced Ralph Shive as Portfolio Manager of the Fund.

Water Island Capital, LLC

Edward Chen

Roger Foltynowicz, CAIA

Gregg Loprete

Todd Munn

Semiannual Report 2016	3

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown — Short Positions (%) (at February 29, 2016)
Consumer Discretionary	(24.7)
Consumer Staples	(18.1)
Energy	(8.8)
Financials	(11.4)
Health Care	(11.3)
Industrials	(5.0)
Information Technology	(18.4)
Materials	(0.5)
Telecommunication Services	(1.6)
Utilities	(0.2)
Total	(100.0)

Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at February 29, 2016)(a)
Fixed Income Derivative Contracts	115.5
Commodities Derivative Contracts	(4.8)
Equity Derivative Contracts	(7.0)
Foreign Currency Derivative Contracts	(3.7)
Total Notional Market Value of Derivative Contracts	100.0

(a)	The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each derivative contract are shown in the Consolidated Portfolio of Investments. At period end, the notional amount of all outstanding derivative contracts is $1,042,511,543. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements. At period end, the Fund held investments in money market funds (amounting to $262,154,038), which have been segregated to cover obligations relating to the Fund’s investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Consolidated Portfolio of Investments.

4	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.40	1,015.96	8.83	8.97	1.79

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 44.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 8.0%
Automobiles 0.5%

General Motors Co.	115,429	3,398,230

Diversified Consumer Services 0.3%

Sotheby’s	85,641	1,948,333

Hotels, Restaurants & Leisure 0.7%

Starwood Hotels & Resorts Worldwide, Inc.	76,320	5,274,475

Household Durables 1.2%

Jarden Corp.(a)(b)	172,468	9,120,108

Media 1.8%

Cablevision Systems Corp., Class A	97,002	3,155,475

DISH Network Corp., Class A(a)	7,844	369,688

Journal Media Group, Inc.	15,311	184,038

Nexstar Broadcasting Group, Inc., Class A(c)	40,143	1,793,589

Time Warner Cable, Inc.	43,969	8,391,924

Total		13,894,714

Multiline Retail 1.3%

Macy’s, Inc.	155,301	6,710,556

Target Corp.(b)	37,065	2,907,749

Total		9,618,305

Specialty Retail 1.2%

Chico’s FAS, Inc.	103,846	1,325,075

CST Brands, Inc.(b)	52,258	1,695,249

DSW, Inc., Class A	106,268	2,784,222

Office Depot, Inc.(a)	154,678	785,764

RONA, Inc.	135,795	2,366,627

Total		8,956,937

Textiles, Apparel & Luxury Goods 1.0%

Michael Kors Holdings Ltd.(a)	139,247	7,888,342

Total Consumer Discretionary		60,099,444

CONSUMER STAPLES 2.4%
Food & Staples Retailing 0.9%

Safeway, Inc. Casa Ley CVR(a)(d)(e)	287,209	291,488

Safeway, Inc. PDC CVR(a)(d)(e)	287,209	14,016

Wal-Mart Stores, Inc.	64,456	4,276,011

Whole Foods Market, Inc.(b)	65,148	2,039,784

Total		6,621,299

Food Products 1.5%

Keurig Green Mountain, Inc.(c)	114,983	10,571,537

Nomad Foods Ltd.(a)	84,470	660,555

Total		11,232,092

Total Consumer Staples		17,853,391

Common Stocks (continued)
Issuer	Shares	Value ($)
ENERGY 2.6%
Energy Equipment & Services 1.4%

Cameron International Corp.(a)(b)	135,580	8,888,625

Halliburton Co.	4,493	145,034

Unit Corp.(a)	301,678	1,616,994

Total		10,650,653

Oil, Gas & Consumable Fuels 1.2%

Bill Barrett Corp.(a)	1,158,698	3,313,876

Cloud Peak Energy, Inc.(a)	79,295	134,801

CONSOL Energy, Inc.(c)	48,590	419,332

Denbury Resources, Inc.	2,211,174	2,830,303

Southwestern Energy Co.(a)	420,289	2,429,270

Total		9,127,582

Total Energy		19,778,235

FINANCIALS 8.2%
Banks 0.8%

FirstMerit Corp.	307,547	6,037,148

Insurance 5.4%

Aon PLC(b)	44,596	4,249,553

Loews Corp.	125,375	4,557,381

PartnerRe Ltd.(b)	180,704	25,347,350

StanCorp Financial Group, Inc.	56,291	6,467,836

Total		40,622,120

Real Estate Investment Trusts (REITs) 2.0%

American Campus Communities, Inc.(b)	70,211	3,073,135

Investors Real Estate Trust	220,781	1,355,595

Iron Mountain, Inc.	230,968	6,785,840

Outfront Media, Inc.	189,950	3,884,478

Total		15,099,048

Total Financials		61,758,316

HEALTH CARE 5.1%
Biotechnology 0.4%

Baxalta, Inc.	73,630	2,836,228

Prosensa Holdings CVR(a)(e)(f)	16,099	—

Trius Therapeutics, Inc.(a)(d)(e)(g)	186,725	17,048

Total		2,853,276

Health Care Equipment & Supplies 1.5%

Arthrocare Corp.(a)(d)(e)	82,114	31,055

Medtronic PLC(b)	84,005	6,501,147

Stryker Corp.(b)	48,002	4,794,440

Total		11,326,642

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.6%

Express Scripts Holding Co.(a)	79,472	5,593,239

Health Net, Inc.(a)	103,570	6,444,126

Total		12,037,365

Life Sciences Tools & Services 0.3%

Affymetrix, Inc.(a)(c)	192,676	2,705,171

Pharmaceuticals 1.3%

Johnson & Johnson(b)	30,708	3,230,789

Novartis AG, ADR(b)	54,031	3,842,144

Zoetis, Inc.	61,032	2,505,974

Total		9,578,907

Total Health Care		38,501,361

INDUSTRIALS 4.1%
Aerospace & Defense 0.3%

Honeywell International, Inc.	19,245	1,950,481

Air Freight & Logistics 1.0%

TNT Express NV	882,425	7,546,492

Airlines 0.9%

United Continental Holdings, Inc.(a)	113,835	6,518,192

Commercial Services & Supplies —%

Republic Services, Inc.	3,694	168,816

Waste Management, Inc.	3,694	206,310

Total		375,126

Construction & Engineering 0.1%

HC2 Holdings, Inc.(a)	217,875	867,142

Electrical Equipment 0.6%

Emerson Electric Co.(b)	94,897	4,633,821

Marine 0.8%

Kirby Corp.(a)(b)	107,102	6,063,044

Transportation Infrastructure 0.4%

Ansaldo STS SpA	265,754	2,885,224

Total Industrials		30,839,522

INFORMATION TECHNOLOGY 10.0%
Communications Equipment 1.0%

Cisco Systems, Inc.	238,763	6,250,815

Polycom, Inc.(a)	97,109	1,010,905

Total		7,261,720

Electronic Equipment, Instruments & Components 0.3%

RealD, Inc.(a)	219,990	2,375,892

Internet Software & Services 1.5%

Yahoo!, Inc.(a)(b)	188,178	5,982,179

Common Stocks (continued)
Issuer	Shares	Value ($)
Youku Tudou, Inc., ADR(a)	202,308	5,539,193

Total		11,521,372

IT Services 1.3%

CGI Group, Inc., Class A(a)	1,346	56,263

Genpact Ltd.(a)	2,121	56,058

Heartland Payment Systems, Inc.(b)	101,440	9,486,669

Total		9,598,990

Semiconductors & Semiconductor Equipment 2.2%

Atmel Corp.(b)(c)	945,274	7,637,814

Broadcom Ltd.	5,500	736,835

KLA-Tencor Corp.	50,194	3,400,141

QUALCOMM, Inc.(b)	107,481	5,458,960

Total		17,233,750

Software 2.4%

Oracle Corp.	168,957	6,214,238

Solera Holdings, Inc.	127,766	7,116,566

VMware, Inc., Class A(a)(c)	94,936	4,793,319

Total		18,124,123

Technology Hardware, Storage & Peripherals 1.3%

Apple, Inc.	83,626	8,085,798

Canon, Inc., ADR	6,850	193,170

Electronics for Imaging, Inc.(a)	4,567	180,899

EMC Corp.(b)	42,321	1,105,848

Total		9,565,715

Total Information Technology		75,681,562

MATERIALS 2.8%
Chemicals 1.9%

Airgas, Inc.	38,999	5,519,139

Axiall Corp.(c)	12,833	255,377

EI du Pont de Nemours & Co.	3,615	220,045

Mosaic Co. (The)	290,373	7,738,440

Syngenta AG, ADR	7,173	575,920

Total		14,308,921

Metals & Mining 0.9%

Steel Dynamics, Inc.	368,788	6,708,254

Total Materials		21,017,175

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%

Frontier Communications Corp.(b)	180,238	975,088

Verizon Communications, Inc.	59,756	3,031,422

Total		4,006,510

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%

NII Holdings, Inc.(a)	106,472	565,366

Total Telecommunication Services		4,571,876

UTILITIES 0.5%
Gas Utilities 0.5%

AGL Resources, Inc.	61,630	3,984,379

Total Utilities		3,984,379

Total Common Stocks
(Cost: $376,468,989)		334,085,261

Preferred Stocks 0.1%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%

RONA, Inc., 5.250%(h)	39,086	584,990

Total Consumer Discretionary		584,990

Total Preferred Stocks
(Cost: $564,862)		584,990

Corporate Bonds & Notes 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING —%
Ally Financial, Inc.
03/15/20	8.000%	130,000	144,625

CABLE AND SATELLITE 0.3%
Neptune Finco Corp.(g)
10/15/25	10.875%	2,078,000	2,244,240

CHEMICALS 0.2%
LSB Industries, Inc.
08/01/19	7.750%	1,981,000	1,708,613

DIVERSIFIED MANUFACTURING 0.7%
Manitowoc Co., Inc. (The)
10/15/22	5.875%	4,783,000	5,280,432

ELECTRIC 0.7%
Energy Future Intermediate Holding Co. LLC/Finance, Inc.(g)(h)(i)
03/01/22	0.000%	5,044,552	5,322,002

GAMING 0.6%
Pinnacle Entertainment, Inc.
05/15/20	8.750%	1,810,000	1,889,188
04/01/22	7.750%	2,354,000	2,565,860

Total			4,455,048

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE 0.7%
Vantage Oncology LLC/Finance Co.(g)
06/15/17	9.500%	5,137,000	5,178,738

MEDIA AND ENTERTAINMENT 0.2%
LIN Television Corp.
01/15/21	6.375%	1,333,000	1,387,986

Lin Television Corp.
11/15/22	5.875%	240,000	241,500

Total			1,629,486

PROPERTY & CASUALTY 0.5%
Ambac Assurance Corp. Subordinated(g)
06/07/20	5.100%	3,361,562	3,697,718

TECHNOLOGY 0.7%
Audatex North America, Inc.(b)(g)
11/01/23	6.125%	4,263,000	4,305,630

Solera LLC/Finance, Inc.(g)(j)
03/01/24	10.500%	503,000	477,850

Total			4,783,480

WIRELESS 0.5%
Sprint Communications, Inc.
12/01/16	6.000%	3,323,000	3,298,077
03/01/17	9.125%	655,000	664,622

Total			3,962,699

WIRELINES 0.5%
Frontier Communications Corp.(g)
09/15/25	11.000%	3,536,000	3,540,420

Total Corporate Bonds & Notes
(Cost: $41,911,160)			41,947,501

Exchange-Traded Funds 0.2%
		Shares	Value ($)
Consumer Staples Select Sector SPDR Fund		25,265	1,286,494

Total Exchange-Traded Funds
(Cost: $1,291,513)			1,286,494

Treasury Bills 12.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES 12.0%
U.S. Treasury Bills
03/03/16	0.110%	2,220,000	2,219,981
03/31/16	0.290%	3,532,000	3,531,128

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Treasury Bills (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
04/07/16	0.230%	1,405,000	1,404,668
06/02/16	0.320%	5,681,000	5,676,347
07/21/16	0.380%	1,568,000	1,565,662
07/28/16	0.420%	53,038,000	52,947,464
08/04/16	0.440%	9,551,000	9,532,815
08/11/16	0.450%	9,925,000	9,904,872
08/18/16	0.460%	3,635,000	3,627,108

U.S. Treasury Bills(j)
09/01/16	0.480%	186,000	185,549

Total			90,595,594

Total Treasury Bills
(Cost: $90,596,875)			90,595,594

Options Purchased Calls —%
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Alibaba Group Holding Ltd., ADR
	96	80.00	03/18/16	816

CenturyLink, Inc.
	28	31.00	03/18/16	1,260

Huntington Bancshares, Inc.
	531	10.00	07/15/16	13,540

Keurig Green Mountain, Inc.
	65	95.00	03/18/16	33

Mylan NV
	13	50.00	07/15/16	3,192

Newell Rubbermaid, Inc.
	596	44.00	03/18/16	13,410

Newell Rubbermaid, Inc.
	271	37.00	03/18/16	52,167

Newell Rubbermaid, Inc.
	259	47.00	06/17/16	12,303

Shire PLC, ADR
	18	170.00	04/15/16	6,210

Shire PLC, ADR
	11	170.00	05/20/16	7,040

Shire PLC, ADR
	11	165.00	05/20/16	8,635

Staples, Inc.
	1,458	16.00	03/18/16	3,645

United Technologies Corp.
	99	105.00	03/18/16	1,287

Total Options Purchased Calls (Cost: $236,075)				123,538

Options Purchased Puts —%
Axiall Corp.
	94	17.50	05/20/16	16,450

Keurig Green Mountain, Inc.
	1	80.00	06/17/16	4

Options Purchased Puts (continued)
Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Lam Research Corp.
	89	60.00	03/18/16	668

Shire PLC, ADR
	70	165.00	07/15/16	140,000

Solera Holdings, Inc.
	84	45.00	03/18/16	420

VMware, Inc., Class A
	213	50.00	04/15/16	51,652

Total Options Purchased Puts (Cost: $210,524)				209,194

Money Market Funds 34.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(k)(l)(m)	261,572,466	261,572,466

JPMorgan Prime Money Market Fund, Agency Shares, 0.320%(b)(k)	581,572	581,572

Total Money Market Funds (Cost: $262,154,038)		262,154,038

Total Investments (Cost: $773,434,036)		730,986,610

Investments Sold Short (11.4)%
Common Stocks (10.8)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (2.7)%
Hotels, Restaurants & Leisure (0.7)%

Interval Leisure Group	(32,688)	(423,310)

Marriott International, Inc., Class A	(70,235)	(4,786,515)

Total		(5,209,825)

Household Durables (0.8)%

Newell Rubbermaid, Inc.	(148,461)	(5,643,003)

Media (0.7)%

Charter Communications Inc., Class A(a)	(21,907)	(3,933,621)

Gray Television, Inc.(a)	(24,544)	(283,238)

Sinclair Broadcast Group, Inc., Class A	(11,658)	(359,882)

Tegna, Inc.	(14,591)	(359,522)

Total		(4,936,263)

Multiline Retail (0.5)%

JCPenney Co., Inc.(a)	(394,700)	(4,025,940)

Specialty Retail —%

Staples, Inc.	(33,708)	(318,540)

Total Consumer Discretionary		(20,133,571)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
CONSUMER STAPLES (2.0)%
Beverages (0.3)%

Molson Coors Brewing Co., Class B	(21,054)	(1,795,275)

Food & Staples Retailing (1.0)%

Kroger Co.	(110,895)	(4,425,819)

SYSCO Corp.	(67,268)	(2,968,537)

Total		(7,394,356)

Personal Products (0.7)%

Estee Lauder Companies, Inc. (The), Class A	(60,913)	(5,563,184)

Total Consumer Staples		(14,752,815)

ENERGY (0.9)%
Energy Equipment & Services (0.9)%

Baker Hughes, Inc.	(4,011)	(171,952)

Schlumberger Ltd.	(97,125)	(6,965,805)

Total		(7,137,757)

Total Energy		(7,137,757)

FINANCIALS (1.2)%
Banks (0.6)%

Huntington Bancshares, Inc.	(528,870)	(4,627,613)

Insurance (0.3)%

First American Financial	(58,881)	(2,180,363)

Real Estate Investment Trusts (REITs) (0.3)%

American Tower Corp.	(26,874)	(2,477,783)

Total Financials		(9,285,759)

HEALTH CARE (1.2)%
Health Care Equipment & Supplies (0.5)%

Inogen, Inc.(a)	(50,907)	(1,740,002)

Zeltiq Aesthetics, Inc.(a)	(83,134)	(1,914,576)

Total		(3,654,578)

Health Care Providers & Services (0.5)%

Centene Corp.(a)	(64,369)	(3,666,458)

Health Care Technology (0.1)%

Veeva Systems Inc., Class A(a)	(56,363)	(1,369,057)

Pharmaceuticals (0.1)%

Shire PLC, ADR	(3,099)	(483,785)

Total Health Care		(9,173,878)

INDUSTRIALS (0.5)%
Aerospace & Defense (0.4)%

United Technologies Corp.	(31,300)	(3,024,206)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (0.1)%

Healthcare Services Group, Inc.	(14,824)	(525,956)

Waste Connections, Inc.	(7,924)	(488,673)

Total		(1,014,629)

Total Industrials		(4,038,835)

INFORMATION TECHNOLOGY (2.0)%
Internet Software & Services (0.7)%

Alibaba Group Holding Ltd., ADR(a)	(76,160)	(5,240,569)

IT Services (0.9)%

Global Payments, Inc.	(67,868)	(4,136,555)

Syntel, Inc.(a)	(54,620)	(2,497,226)

Xerox Corp.	(40,777)	(391,867)

Total		(7,025,648)

Semiconductors & Semiconductor Equipment (0.2)%

Lam Research Corp.	(15,291)	(1,120,830)

Software (0.2)%

Electronic Arts, Inc.(a)	(25,382)	(1,630,540)

Total Information Technology		(15,017,587)

MATERIALS (0.1)%
Chemicals (0.1)%

Dow Chemical Co. (The)	(4,634)	(225,259)

LSB Industries, Inc.(a)	(31,477)	(183,826)

Westlake Chemical Corp.	(678)	(29,235)

Total		(438,320)

Total Materials		(438,320)

TELECOMMUNICATION SERVICES (0.2)%
Diversified Telecommunication Services (0.2)%

CenturyLink, Inc.	(26,203)	(801,550)

Frontier Communications Corp.	(94,346)	(510,412)

Total		(1,311,962)

Total Telecommunication Services		(1,311,962)

UTILITIES —%
Electric Utilities —%

Pepco Holdings, Inc.	(5,214)	(136,502)

Total Utilities		(136,502)

Total Common Stocks
(Proceeds: $80,878,844)		(81,426,986)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Investments Sold Short (continued)
Corporate Bonds & Notes (0.2)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE (0.1)%
CSC Holdings LLC
06/01/24	5.250%	(927,000)	(792,585)

OIL FIELD SERVICES (0.1)%
National Oilwell Varco, Inc.
12/01/22	2.600%	(565,000)	(464,701)

Total Corporate Bonds & Notes
(Proceeds: $1,338,501)			(1,257,286)

Investments Sold Short (continued)
Exchange-Traded Funds (0.4)%
Issuer	Shares	Value ($)
Consumer Staples Select Sector SPDR Fund	(20,314)	(1,034,389)

Market Vectors Semiconductor ETF	(8,693)	(438,388)

SPDR S&P Dividend ETF	(5,551)	(413,105)

iShares Russell 2000 Value ETF	(10,973)	(948,506)

Total Exchange-Traded Funds
(Proceeds: $2,745,749)		(2,834,388)

Total Investments Sold Short
(Proceeds: $84,963,094)		(85,518,660)

Total Investments, Net of Investments Sold Short		645,467,950

Other Assets & Liabilities, Net		108,577,572

Net Assets		754,045,522

At February 29, 2016, securities and cash totaling $183,160,956 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 29, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	03/16/2016	17,234,000	AUD	12,437,324	USD	145,162	—

Citi	03/16/2016	39,797,000	AUD	28,078,640	USD	—	(306,597)

Citi	03/16/2016	15,376,000	BRL	3,852,826	USD	38,955	—

Citi	03/16/2016	10,703,000	BRL	2,604,521	USD	—	(50,257)

Citi	03/16/2016	7,256,000	CAD	5,369,146	USD	6,193	—

Citi	03/16/2016	65,246,000	CAD	47,441,126	USD	—	(782,580)

Citi	03/16/2016	373,541	CHF	377,141	USD	2,751	—

Citi	03/16/2016	193,459	CHF	192,015	USD	—	(1,883)

Citi	03/16/2016	2,133,583,000	CLP	2,991,770	USD	—	(65,175)

Citi	03/16/2016	1,138,087,000	COP	355,446	USD	10,326	—

Citi	03/16/2016	1,461,336,000	COP	438,489	USD	—	(4,656)

Citi	03/16/2016	188,860,000	CZK	7,755,037	USD	161,978	—

Citi	03/16/2016	2,153,000	CZK	86,031	USD	—	(530)

Citi	03/16/2016	23,079,111	EUR	25,225,540	USD	107,513	—

Citi	03/16/2016	76,971,000	EUR	81,960,057	USD	—	(1,810,919)

Citi	03/16/2016	19,593,000	GBP	28,641,792	USD	1,369,619	—

Citi	03/16/2016	1,232,000	HKD	158,639	USD	229	—

Citi	03/16/2016	11,669,000	HUF	42,320	USD	1,393	—

Citi	03/16/2016	866,778,000	HUF	2,992,500	USD	—	(47,556)

Citi	03/16/2016	26,556,648,293	IDR	1,910,506	USD	—	(71,523)

Citi	03/16/2016	6,683,000	ILS	1,723,572	USD	10,357	—

Citi	03/16/2016	8,430,000	ILS	2,145,741	USD	—	(15,325)

Citi	03/16/2016	298,664,206	INR	4,409,275	USD	52,736	—

Citi	03/16/2016	95,758,000	INR	1,393,676	USD	—	(3,122)

Citi	03/16/2016	6,260,338,040	JPY	52,779,532	USD	—	(2,771,320)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 29, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	03/16/2016	29,758,414,000	KRW	24,992,212	USD	963,840	—

Citi	03/16/2016	220,803,000	MXN	12,912,705	USD	749,555	—

Citi	03/16/2016	18,504,000	MXN	996,958	USD	—	(22,353)

Citi	03/16/2016	1,046,000	MYR	251,744	USD	2,744	—

Citi	03/16/2016	11,987,044	MYR	2,770,484	USD	—	(83,033)

Citi	03/16/2016	172,836,919	NOK	19,970,239	USD	111,668	—

Citi	03/16/2016	65,929,081	NOK	7,506,695	USD	—	(68,408)

Citi	03/16/2016	10,254,000	NZD	6,826,513	USD	76,182	—

Citi	03/16/2016	56,016,000	NZD	36,160,804	USD	—	(715,197)

Citi	03/16/2016	23,527,824	PHP	495,111	USD	18	—

Citi	03/16/2016	140,773,176	PHP	2,947,391	USD	—	(14,884)

Citi	03/16/2016	40,520,000	PLN	10,202,065	USD	59,817	—

Citi	03/16/2016	22,656,000	PLN	5,612,702	USD	—	(58,147)

Citi	03/16/2016	186,137,000	SEK	21,925,496	USD	172,428	—

Citi	03/16/2016	40,765,000	SEK	4,717,955	USD	—	(46,084)

Citi	03/16/2016	1,237,826	SGD	883,212	USD	3,072	—

Citi	03/16/2016	12,101,174	SGD	8,489,303	USD	—	(115,079)

Citi	03/16/2016	10,115,000	TRY	3,422,081	USD	24,946	—

Citi	03/16/2016	43,869,000	TRY	14,355,037	USD	—	(378,420)

Citi	03/16/2016	137,656,000	TWD	4,201,940	USD	65,352	—

Citi	03/16/2016	78,028,000	TWD	2,335,095	USD	—	(9,661)

Citi	03/16/2016	15,237,508	USD	21,838,871	AUD	339,081	—

Citi	03/16/2016	18,637,922	USD	25,635,000	AUD	—	(353,740)

Citi	03/16/2016	6,119,340	USD	23,968,269	BRL	—	(174,238)

Citi	03/16/2016	46,933,687	USD	66,716,000	CAD	2,376,506	—

Citi	03/16/2016	4,278,336	USD	5,786,000	CAD	—	(1,869)

Citi	03/16/2016	5,978	USD	6,000	CHF	35	—

Citi	03/16/2016	667,859	USD	659,000	CHF	—	(7,363)

Citi	03/16/2016	2,805,948	USD	2,000,969,000	CLP	60,991	—

Citi	03/16/2016	215,436	USD	149,772,000	CLP	—	(847)

Citi	03/16/2016	78,134	USD	261,067,000	COP	1,033	—

Citi	03/16/2016	3,988	USD	12,920,000	COP	—	(70)

Citi	03/16/2016	1,722,244	USD	43,802,585	CZK	38,826	—

Citi	03/16/2016	5,980,086	USD	147,210,415	CZK	—	(61,536)

Citi	03/16/2016	39,316,769	USD	36,211,000	EUR	93,280	—

Citi	03/16/2016	103,669,621	USD	94,161,000	EUR	—	(1,190,000)

Citi	03/16/2016	16,010,161	USD	10,791,000	GBP	—	(989,796)

Citi	03/16/2016	157,972	USD	1,232,000	HKD	439	—

Citi	03/16/2016	4,004,265	USD	1,157,027,000	HUF	53,783	—

Citi	03/16/2016	440,185	USD	123,016,000	HUF	—	(8,730)

Citi	03/16/2016	3,948,749	USD	55,305,697,000	IDR	178,935	—

Citi	03/16/2016	4,448,724	USD	17,096,000	ILS	—	(66,093)

Citi	03/16/2016	142,214	USD	9,800,065	INR	737	—

Citi	03/16/2016	5,437,223	USD	367,492,000	INR	—	(76,711)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 29, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	03/16/2016	60,373,715	USD	7,253,587,000	JPY	3,990,693	—

Citi	03/16/2016	290,187	USD	32,587,000	JPY	—	(1,028)

Citi	03/16/2016	3,740,863	USD	4,644,250,687	KRW	9,128	—

Citi	03/16/2016	7,624,268	USD	9,046,497,000	KRW	—	(319,692)

Citi	03/16/2016	7,321,882	USD	136,789,000	MXN	213,273	—

Citi	03/16/2016	3,780,962	USD	66,554,725	MXN	—	(114,729)

Citi	03/16/2016	3,198,455	USD	13,584,000	MYR	35,218	—

Citi	03/16/2016	10,860,626	USD	95,808,000	NOK	147,497	—

Citi	03/16/2016	8,500,928	USD	73,073,000	NOK	—	(105,005)

Citi	03/16/2016	5,649,218	USD	8,585,406	NZD	2,657	—

Citi	03/16/2016	32,379,745	USD	48,664,000	NZD	—	(343,652)

Citi	03/16/2016	1,609,903	USD	76,889,623	PHP	8,077	—

Citi	03/16/2016	1,346,571	USD	63,813,000	PHP	—	(3,761)

Citi	03/16/2016	4,052,907	USD	16,257,000	PLN	16,257	—

Citi	03/16/2016	8,083,428	USD	31,775,000	PLN	—	(130,073)

Citi	03/16/2016	3,992,310	USD	34,364,000	SEK	23,670	—

Citi	03/16/2016	14,730,348	USD	124,902,000	SEK	—	(133,564)

Citi	03/16/2016	3,529,724	USD	5,031,598	SGD	47,928	—

Citi	03/16/2016	5,300,830	USD	7,421,000	SGD	—	(24,224)

Citi	03/16/2016	7,894,530	USD	23,620,444	TRY	38,425	—

Citi	03/16/2016	5,146,139	USD	15,248,864	TRY	—	(24,790)

Citi	03/16/2016	2,240,564	USD	75,358,000	TWD	23,958	—

Citi	03/16/2016	1,489,727	USD	48,978,000	TWD	—	(17,929)

Citi	03/16/2016	5,378,495	USD	89,354,000	ZAR	236,015	—

Citi	03/16/2016	4,361,499	USD	67,074,000	ZAR	—	(146,941)

Citi	03/16/2016	215,352,000	ZAR	14,641,419	USD	1,109,893	—

Citi	03/16/2016	15,709,000	ZAR	963,609	USD	—	(23,458)

Citi	06/15/2016	1,674,000	AUD	1,191,766	USD	2,612	—

Citi	06/15/2016	4,320,871	AUD	3,062,103	USD	—	(7,299)

Citi	06/15/2016	6,020,269	BRL	1,473,745	USD	19,069	—

Citi	06/15/2016	5,786,000	CAD	4,279,000	USD	1,750	—

Citi	06/15/2016	386,000	EUR	423,041	USD	1,665	—

Citi	06/15/2016	827,000	EUR	901,216	USD	—	(1,575)

Citi	06/15/2016	12,647,000	HUF	44,363	USD	29	—

Citi	06/15/2016	76,140,000	HUF	266,280	USD	—	(629)

Citi	06/15/2016	147,000	ILS	37,807	USD	13	—

Citi	06/15/2016	21,000	ILS	5,381	USD	—	(18)

Citi	06/15/2016	7,553,065	INR	107,858	USD	—	(804)

Citi	06/15/2016	55,885,000	JPY	492,023	USD	—	(5,298)

Citi	06/15/2016	4,644,250,687	KRW	3,733,542	USD	—	(4,838)

Citi	06/15/2016	13,244,725	MXN	725,663	USD	1,498	—

Citi	06/15/2016	989,000	MXN	54,056	USD	—	(18)

Citi	06/15/2016	1,125,000	MYR	265,445	USD	—	(1,990)

Citi	06/15/2016	9,508,000	NOK	1,099,245	USD	7,119	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 29, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	192,000	NOK	22,018	USD	—	(36)

Citi	06/15/2016	8,585,406	NZD	5,620,630	USD	—	(2,181)

Citi	06/15/2016	9,473,623	PHP	197,284	USD	—	(538)

Citi	06/15/2016	853,598	SGD	604,761	USD	—	(610)

Citi	06/15/2016	4,149,308	TRY	1,361,026	USD	2,977	—

Citi	06/15/2016	58,130	USD	40,615,000	CLP	—	(505)

Citi	06/15/2016	17,726,328	USD	16,236,111	EUR	—	(2,251)

Citi	06/15/2016	891,922	USD	642,000	GBP	2,071	—

Citi	06/15/2016	100,835	USD	784,000	HKD	—	(8)

Citi	06/15/2016	596,536	USD	8,166,546,293	IDR	1,476	—

Citi	06/15/2016	73,207	USD	5,134,000	INR	653	—

Citi	06/15/2016	3,945,362	USD	445,159,040	JPY	16,114	—

Citi	06/15/2016	25,507	USD	2,866,000	JPY	—	(2)

Citi	06/15/2016	166,075	USD	205,749,000	KRW	—	(457)

Citi	06/15/2016	22,420	USD	95,044	MYR	174	—

Citi	06/15/2016	1,304,375	USD	1,976,000	NZD	—	(10,240)

Citi	06/15/2016	440,943	USD	1,765,000	PLN	585	—

Citi	06/15/2016	1,017,010	USD	3,102,000	TRY	—	(1,740)

Citi	06/15/2016	50,015	USD	1,673,000	TWD	—	(1)

Citi	06/15/2016	260,808	USD	4,291,000	ZAR	3,956	—

Goldman Sachs	03/15/2016	4,409,100	CAD	3,183,798	USD	—	(74,992)

Goldman Sachs	03/15/2016	22,000	CHF	22,208	USD	160	—

Goldman Sachs	03/15/2016	9,419,500	EUR	10,372,811	USD	121,480	—

Goldman Sachs	03/15/2016	382,700	EUR	415,269	USD	—	(1,227)

Goldman Sachs	03/15/2016	4,065,800	SEK	481,887	USD	6,754	—

Goldman Sachs	03/15/2016	291,482	USD	408,400	CAD	10,369	—

Goldman Sachs	03/15/2016	2,506	USD	2,500	CHF	—	(1)

Goldman Sachs	03/15/2016	193,340	USD	177,300	EUR	—	(383)

Goldman Sachs	03/15/2016	480,011	USD	4,065,800	SEK	—	(4,877)

Total						13,383,693	(11,885,066)

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	116	EUR	31,648,616	06/2016	26,021	—
3MO EURO EURIBOR	126	EUR	34,392,365	09/2016	37,393	—
3MO EURO EURIBOR	147	EUR	40,132,421	12/2016	56,105	—
3MO EURO EURIBOR	159	EUR	43,408,537	03/2017	71,031	—
3MO EURO EURIBOR	181	EUR	49,412,289	06/2017	94,579	—
3MO EURO EURIBOR	195	EUR	53,226,279	09/2017	96,927	—
3MO EURO EURIBOR	122	EUR	33,292,249	12/2017	81,494	—
90DAY EURO$ FUTR	151	USD	37,474,425	06/2016	—	(20,463)
90DAY EURO$ FUTR	214	USD	53,080,025	09/2016	—	(16,760)
90DAY EURO$ FUTR	188	USD	46,607,550	12/2016	22,210	—
90DAY EURO$ FUTR	169	USD	41,882,425	03/2017	57,335	—
90DAY EURO$ FUTR	152	USD	37,652,300	06/2017	82,192	—
90DAY EURO$ FUTR	142	USD	35,159,200	09/2017	99,930	—
90DAY EURO$ FUTR	132	USD	32,663,400	12/2017	115,463	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Long Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY STERLING	132	GBP	22,827,739	06/2016	29,177	—
90DAY STERLING	175	GBP	30,273,182	09/2016	34,378	—
90DAY STERLING	186	GBP	32,182,540	12/2016	44,032	—
90DAY STERLING	162	GBP	28,029,954	03/2017	97,717	—
90DAY STERLING	142	GBP	24,566,995	06/2017	106,657	—
90DAY STERLING	131	GBP	22,657,081	09/2017	106,735	—
90DAY STERLING	123	GBP	21,267,022	12/2017	114,133	—
AUST 10Y BOND FUT	88	AUD	8,280,689	03/2016	109,435	—
AUST 3YR BOND FUT	305	AUD	24,475,511	03/2016	33,947	—
BANK ACCEPT FUTR	15	CAD	2,750,139	09/2016	—	(5,162)
CAN 10YR BOND FUT	181	CAD	18,938,780	06/2016	—	(99,297)
EURO BUXL 30Y BND	31	EUR	5,726,227	03/2016	293,669	—
Euro CHF 3MO ICE	6	CHF	1,518,628	09/2016	284	—
Euro CHF 3MO ICE	7	CHF	1,772,083	12/2016	1,772	—
EURO-BOBL FUTURE	180	EUR	26,107,758	03/2016	285,834	—
EURO-BOBL FUTURE	1	EUR	143,172	06/2016	112	—
EURO-BUND FUTURE	57	EUR	10,329,205	03/2016	401,708	—
GOLD 100 OZ FUTR	36	USD	4,443,840	04/2016	59,662	—
JPN YEN CURR FUT	387	USD	42,894,112	03/2016	2,018,119	—
LEAN HOGS FUTURE	5	USD	139,950	04/2016	—	(128)
LME PRI ALUM FUTR	2	USD	78,612	03/2016	—	(187)
LME PRI ALUM FUTR	1	USD	39,400	06/2016	50	—
LONG GILT FUTURE	102	GBP	17,307,410	06/2016	92,173	—
PLATINUM FUTURE	1	USD	46,715	04/2016	—	(786)
SILVER FUTURE	18	USD	1,342,620	05/2016	—	(34,150)
SOYBEAN OIL FUTR	72	USD	1,333,584	05/2016	—	(20,738)
US 10YR NOTE (CBT)	170	USD	22,187,656	06/2016	6,422	—
US 2YR NOTE (CBT)	541	USD	118,233,860	06/2016	—	(110,229)
US 5YR NOTE (CBT)	332	USD	40,166,812	06/2016	875	—
US LONG BOND (CBT)	72	USD	11,846,250	06/2016	—	(50,835)

Total			1,111,939,607		4,677,571	(358,735)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AMSTERDAM IDX FUT	(15)	EUR	(1,393,863)	03/2016	—	(71,258)
AUDUSD Crncy Fut	(2)	USD	(142,640)	03/2016	—	(1,651)
BANK ACCEPT FUTR	(33)	CAD	(6,047,561)	06/2016	567	—
BP CURRENCY FUT	(213)	USD	(18,525,675)	03/2016	1,165,433	—
BRENT CRUDE FUTR	(55)	USD	(2,011,350)	03/2016	—	(170,707)
C$ CURRENCY FUT	(248)	USD	(18,356,960)	03/2016	—	(45,273)
CAC40 10 EURO FUT	(97)	EUR	(4,592,823)	03/2016	—	(159,486)
COCOA FUTURE	(19)	USD	(561,450)	05/2016	—	(28,787)
COCOA FUTURE — ICE	(10)	GBP	(307,877)	05/2016	—	(27,308)
COFFEE ‘C’ FUTURE	(31)	USD	(1,337,456)	05/2016	21,030	—
COFFEE ‘C’ FUTURE	(3)	USD	(129,431)	05/2016	5,385	—
COPPER FUTURE	(16)	USD	(853,000)	05/2016	—	(8,209)
CORN FUTURE	(331)	USD	(5,908,350)	05/2016	136,135	—
COTTON NO.2 FUTR	(72)	USD	(2,034,000)	05/2016	89,514	—
DAX INDEX FUTURE	(16)	EUR	(4,118,167)	03/2016	58,250	—
DJIA MINI e-CBOT	(60)	USD	(4,949,100)	03/2016	—	(116,592)
Euro CHF 3MO ICE	(1)	CHF	(252,979)	06/2016	—	(179)
EURO STOXX 50	(123)	EUR	(3,925,856)	03/2016	112,825	—
FTSE 100 IDX FUT	(42)	GBP	(3,541,661)	03/2016	—	(129,762)
FTSE/JSE TOP 40	(56)	ZAR	(1,546,352)	03/2016	—	(18,986)
FTSE/MIB IDX FUT	(13)	EUR	(1,243,652)	03/2016	142,109	—
GASOLINE RBOB FUT	(69)	USD	(3,827,389)	03/2016	—	(426,476)
HANG SENG IDX FUT	(30)	HKD	(3,675,150)	03/2016	—	(1,583)
H-SHARES IDX FUT	(14)	HKD	(714,125)	03/2016	9,835	—
IBEX 35 INDX FUTR	(16)	EUR	(1,466,840)	03/2016	—	(44,103)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
KC HRW WHEAT FUT	(33)	USD	(754,875)	05/2016	2,980	—
KOSPI2 INX FUT	(14)	KRW	(1,331,285)	03/2016	—	(23,355)
LME COPPER FUTURE	(22)	USD	(2,582,388)	06/2016	2,548	—
LME NICKEL FUTURE	(20)	USD	(1,019,520)	03/2016	—	(6,058)
LME ZINC FUTURE	(3)	USD	(132,206)	03/2016	—	(19,033)
Low Su Gasoil G	(54)	USD	(1,782,000)	04/2016	—	(138,698)
MSCI SING IX ETS	(83)	SGD	(1,777,475)	03/2016	—	(27,335)
NASDAQ 100 E-MINI	(35)	USD	(2,940,875)	03/2016	—	(69,407)
NATURAL GAS FUTR	(113)	USD	(1,933,430)	03/2016	471,268	—
NEW ZEALAND $ FUT	(32)	USD	(2,105,600)	03/2016	—	(35,424)
NY Harb ULSD Fut	(33)	USD	(1,515,868)	03/2016	—	(80,540)
Russell 2000 Mini	(43)	USD	(4,436,310)	03/2016	100,871	—
S&P MID 400 EMINI	(37)	USD	(4,930,990)	03/2016	15,169	—
S&P/TSX 60 IX FUT	(35)	CAD	(3,900,443)	03/2016	—	(95,165)
S&P500 EMINI FUT	(45)	USD	(4,341,375)	03/2016	—	(93,707)
SGX Nifty 50	(139)	USD	(1,948,085)	03/2016	46,533	—
SOYBEAN FUTURE	(92)	USD	(3,960,600)	05/2016	30,493	—
SOYBEAN MEAL FUTR	(34)	USD	(892,500)	05/2016	9,769	—
SPI 200 FUTURES	(62)	AUD	(5,392,166)	03/2016	—	(19,093)
SUGAR #11 (WORLD)	(286)	USD	(4,599,795)	04/2016	—	(381,319)
TOPIX INDX FUTR	(25)	JPY	(2,855,749)	03/2016	213,608	—
WHEAT FUTURE (CBT)	(148)	USD	(3,354,050)	05/2016	69,022	—
WTI CRUDE FUTURE	(41)	USD	(1,383,750)	03/2016	—	(109,226)

Total			(151,335,042)		2,703,344	(2,348,720)

Open Options Contracts Written at February 29, 2016

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Affymetrix, Inc.	Call	21	15.00	(89)	05/2016	(472)
Alibaba Group Holding Ltd., ADR	Put	96	62.50	(16,689)	03/2016	(5,520)
Atmel Corp.	Call	7	9.00	(308)	08/2016	(35)
Axiall Corp.	Call	3	20.00	(448)	03/2016	(382)
Axiall Corp.	Call	91	20.00	(8,780)	03/2016	(11,602)
CenturyLink, Inc.	Put	28	25.00	(791)	03/2016	(280)
CONSOL Energy, Inc.	Call	28	8.00	(3,461)	03/2016	(3,080)
CONSOL Energy, Inc.	Call	39	9.00	(2,623)	03/2016	(2,242)
CONSOL Energy, Inc.	Put	17	8.00	(1,461)	03/2016	(816)
Huntington Bancshares, Inc.	Put	136	8.00	(2,555)	03/2016	(680)
Keurig Green Mountain, Inc.	Call	1	92.50	(47)	06/2016	(2)
Lam Research Corp.	Call	89	65.00	(53,712)	03/2016	(79,655)
Lam Research Corp.	Call	40	70.00	(15,240)	03/2016	(16,600)
Lam Research Corp.	Call	16	67.50	(5,663)	03/2016	(10,560)
Molson Coors Brewing Co., Class B	Put	33	82.50	(3,276)	03/2016	(3,218)
Nexstar Broadcasting Group, Inc., Class A	Put	16	40.00	(905)	03/2016	(720)
Nexstar Broadcasting Group, Inc., Class A	Call	16	45.00	(2,087)	03/2016	(2,800)
Nexstar Broadcasting Group, Inc., Class A	Call	17	45.00	(2,966)	03/2016	(2,975)
Shire PLC, ADR	Call	4	165.00	(2,417)	03/2016	(890)
Shire PLC, ADR	Call	4	160.00	(3,479)	03/2016	(1,480)
United Technologies Corp.	Put	99	90.00	(5,641)	03/2016	(4,208)
VMware, Inc., Class A	Call	30	50.00	(4,076)	03/2016	(5,700)

Total						(153,917)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at February 29, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/15/2016	GBP	56,380	465	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/16/2016	GBP	6,316	52	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/18/2016	GBP	70,099	578	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	11/26/2016	GBP	38,395	316	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	12/01/2016	GBP	16,688	138	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	12/16/2016	GBP	19,909	164	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on SABMiller PLC	12/23/2016	GBP	48,726	402	—

Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.45%	Total return on Royal Dutch Shell PLC, Class B shares	03/02/2017	GBP	327	7	—

Total						2,122	—

Total Return Swap Contracts on Futures at February 29, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	EURO-BOBL	06/2016	EUR	23,766,552	—	(2,947)

Barclays	EURO-BUND	06/2016	EUR	8,204,242	—	(1,279)

Barclays	EURO-SCHATZ	06/2016	EUR	93,450,705	—	(18,690)

Barclays	JPN 10YR BOND (OSE)	03/2016	JPY	22,941,067	195,347	—

Citi	COFFEE	05/2016	USD	(388,294)	24,384	—

Citi	COPPER	05/2016	USD	(1,759,313)	—	(43,015)

Citi	CORN	05/2016	USD	(1,428,000)	43,912	—

Citi	GASOLINE RBOB	03/2016	USD	(332,816)	—	(21,874)

Citi	SOYBEAN	05/2016	USD	(3,702,300)	39,990	—

Citi	SOYBEAN MEAL (CBT)	05/2016	USD	(1,627,500)	21,040	—

Citi	WHEAT	05/2016	USD	(3,852,625)	89,910	—

Citi	WHEAT KCBT	05/2016	USD	(68,625)	821	—

Citi	WTI CRUDE	03/2016	USD	(472,500)	—	(8,400)

Deutsche Bank	LEAN HOGS	04/2016	USD	531,810	—	(4,374)

Deutsche Bank	SOYBEAN MEAL (CBT)	05/2016	USD	(1,680,000)	23,304	—

Deutsche Bank	WHEAT	05/2016	USD	(521,238)	13,954	—

Deutsche Bank	WHEAT KCBT	05/2016	USD	(571,875)	298	—

JPMorgan	H-SHARES INDEX	03/2016	HKD	(765,134)	10,768	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Total Return Swap Contracts on Futures at February 29, 2016 (continued)

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
JPMorgan	MSCI TAIWAN INDEX	03/2016	USD	(1,105,560)	—	(9,376)

JPMorgan	SGX CNX NIFTY ETS	03/2016	USD	(238,255)	5,421	—

JPMorgan	SWISS MKT IX	03/2016	CHF	(4,923,906)	236,372	—

JPMorgan	TAIEX	03/2016	TWD	(454,387)	—	(21,004)

Total					705,521	(130,959)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing investment.

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.

(c)	At February 29, 2016, securities valued at $674,288 were held to cover open call options written.

(d)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $353,607, which represents 0.05% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arthrocare Corp.	06/09/2014	—

Safeway, Inc. Casa Ley CVR	06/23/2014 - 01/29/2015	49,139

Safeway, Inc. PDC CVR	06/23/2014 - 01/29/2015	2,169

Trius Therapeutics, Inc.	08/01/2013 - 08/08/2013	24,524

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $353,607, which represents 0.05% of net assets.

(f)	Negligible market value.

(g)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $24,783,646 or 3.29% of net assets.

(h)	Variable rate security.

(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $5,322,002, which represents 0.71% of net assets.

(j)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(k)	The rate shown is the seven-day current annualized yield at February 29, 2016.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,974,302	444,367,301	(483,769,137)	261,572,466	340,647	261,572,466

(m)	At February 29, 2016, cash or short-term securities were designated to cover open put and/or call options on futures written.

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	60,099,444	—	—	60,099,444

Consumer Staples	17,547,887	—	305,504	17,853,391

Energy	19,778,235	—	—	19,778,235

Financials	61,758,316	—	—	61,758,316

Health Care	38,453,258	—	48,103	38,501,361

Industrials	20,407,806	10,431,716	—	30,839,522

Information Technology	75,681,562	—	—	75,681,562

Materials	21,017,175	—	—	21,017,175

Telecommunication Services	4,571,876	—	—	4,571,876

Utilities	3,984,379	—	—	3,984,379

Total Common Stocks	323,299,938	10,431,716	353,607	334,085,261

Preferred Stocks

Consumer Discretionary	584,990	—	—	584,990

Corporate Bonds & Notes	—	41,947,501	—	41,947,501

Exchange-Traded Funds	1,286,494	—	—	1,286,494

Treasury Bills	90,595,594	—	—	90,595,594

Options Purchased Calls	123,538	—	—	123,538

Options Purchased Puts	209,194	—	—	209,194

Money Market Funds	581,572	261,572,466	—	262,154,038

Total Investments	416,681,320	313,951,683	353,607	730,986,610

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments Sold Short

Common Stocks

Consumer Discretionary	(20,133,571)	—	—	(20,133,571)

Consumer Staples	(14,752,815)	—	—	(14,752,815)

Energy	(7,137,757)	—	—	(7,137,757)

Financials	(9,285,759)	—	—	(9,285,759)

Health Care	(9,173,878)	—	—	(9,173,878)

Industrials	(4,038,835)	—	—	(4,038,835)

Information Technology	(15,017,587)	—	—	(15,017,587)

Materials	(438,320)	—	—	(438,320)

Telecommunication Services	(1,311,962)	—	—	(1,311,962)

Utilities	(136,502)	—	—	(136,502)

Total Common Stocks	(81,426,986)	—	—	(81,426,986)

Corporate Bonds & Notes	—	(1,257,286)	—	(1,257,286)

Exchange-Traded Funds	(2,834,388)	—	—	(2,834,388)

Total Investments Sold Short	(84,261,374)	(1,257,286)	—	(85,518,660)

Total Investments, Net of Investments Sold Short	332,419,946	312,694,397	353,607	645,467,950

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	13,383,693	—	13,383,693

Futures Contracts	7,380,915	—	—	7,380,915

Swap Contracts	—	707,643	—	707,643

Liabilities

Forward Foreign Currency Exchange Contracts	—	(11,885,066)	—	(11,885,066)

Futures Contracts	(2,707,455)	—	—	(2,707,455)

Options Contracts Written	(153,917)	—	—	(153,917)

Swap Contracts	—	(130,959)	—	(130,959)

Total	336,939,489	314,769,708	353,607	652,062,804

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
2,124,839	—	—	2,124,839

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $511,414,971)	$469,081,412
Affiliated issuers (identified cost $261,572,466)	261,572,466
Options purchased (identified cost $446,599)	332,732

Total investments (identified cost $773,434,036)	730,986,610
Cash	985,489
Foreign currency (identified cost $3,717,176)	3,705,966
Cash collateral held at broker	103,015,742
Margin deposits	14,372,252
Unrealized appreciation on forward foreign currency exchange contracts	13,383,693
Unrealized appreciation on swap contracts	707,643
Receivable for:
Investments sold	12,530,863
Capital shares sold	2,216,074
Dividends	617,599
Interest	788,745
Foreign tax reclaims	34,512
Variation margin	2,385,000
Prepaid expenses	3,001
Trustees’ deferred compensation plan	20,433
Other assets	17,935

Total assets	885,771,557

Liabilities
Securities sold short, at value (proceeds $84,963,094)	85,518,660
Option contracts written, at value (premiums received $136,714)	153,917
Unrealized depreciation on forward foreign currency exchange contracts	11,885,066
Unrealized depreciation on swap contracts	130,959
Payable for:
Investments purchased	29,744,868
Investments purchased on a delayed delivery basis	363,198
Capital shares purchased	1,813,585
Dividends and interest on securities sold short	162,693
Collateral and deposits	1,050,038
Variation margin	695,352
Investment management fees	66,966
Distribution and/or service fees	15,456
Transfer agent fees	52,744
Compensation of board members	418
Chief compliance officer expenses	63
Other expenses	51,619
Trustees’ deferred compensation plan	20,433

Total liabilities	131,726,035

Net assets applicable to outstanding capital stock	$754,045,522

Represented by
Paid-in capital	$828,911,317
Excess of distributions over net investment income	(39,948,289)
Accumulated net realized gain	1,385,875
Unrealized appreciation (depreciation) on:
Investments	(42,333,559)
Foreign currency translations	(31,957)
Forward foreign currency exchange contracts	1,498,627
Futures contracts	4,673,460
Options purchased	(113,867)
Options contracts written	(17,203)
Securities sold short	(555,566)
Swap contracts	576,684

Total — representing net assets applicable to outstanding capital stock	$754,045,522

Class A
Net assets	$754,045,522
Shares outstanding	81,785,795
Net asset value per share	$9.22

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,923,326

Dividends — affiliated issuers	340,647

Interest	833,693

Foreign taxes withheld	(23,540)

Total income	4,074,126

Expenses:

Investment management fees	4,133,100

Distribution and/or service fees

Class A	954,418

Transfer agent fees

Class A	391,488

Compensation of board members	15,310

Custodian fees	28,343

Printing and postage fees	37,911

Registration fees	25,812

Audit fees	17,624

Legal fees	12,491

Dividends and interest on securities sold short	1,196,913

Chief compliance officer expenses	189

Other	12,708

Total expenses	6,826,307

Net investment loss	(2,752,181)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(18,981,731)

Foreign currency translations	806,836

Forward foreign currency exchange contracts	(616,693)

Futures contracts	6,227,791

Options purchased	(2,014,869)

Options contracts written	547,903

Securities sold short	7,811,764

Swap contracts	996,341

Net realized loss	(5,222,658)

Net change in unrealized appreciation (depreciation) on:

Investments	(1,674,293)

Foreign currency translations	36,151

Forward foreign currency exchange contracts	46,398

Futures contracts	117,148

Options purchased	(765,271)

Options contracts written	488,235

Securities sold short	(4,551,967)

Swap contracts	901,852

Net change in unrealized depreciation	(5,401,747)

Net realized and unrealized loss	(10,624,405)

Net decrease in net assets from operations	$(13,376,586)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations

Net investment income (loss)	$(2,752,181)	$2,068,494

Net realized gain (loss)	(5,222,658)	50,842,800

Net change in unrealized depreciation	(5,401,747)	(71,280,109)

Net decrease in net assets resulting from operations	(13,376,586)	(18,368,815)

Distributions to shareholders

Net investment income

Class A	(52,422,234)	(7,150,893)

Net realized gains

Class A	—	(33,605,548)

Total distributions to shareholders	(52,422,234)	(40,756,441)

Increase in net assets from capital stock activity	34,904,052	66,254,197

Total increase (decrease) in net assets	(30,894,768)	7,128,941

Net assets at beginning of period	784,940,290	777,811,349

Net assets at end of period	$754,045,522	$784,940,290

Undistributed (excess of distributions over) net investment income	$(39,948,289)	$15,226,126

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	8,310,307	80,034,025	18,474,845	194,295,243

Distributions reinvested	5,773,356	52,422,072	3,896,396	40,756,301

Redemptions	(10,235,696)	(97,552,045)	(15,908,226)	(168,797,347)

Net increase	3,847,967	34,904,052	6,463,015	66,254,197

Total net increase	3,847,967	34,904,052	6,463,015	66,254,197

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$10.07		$10.88		$10.49		$10.03		$10.00

Income from investment operations:

Net investment income (loss)	(0.03)		0.03	(b)	(0.03)		0.02		0.01

Net realized and unrealized gain (loss)	(0.15)		(0.26)		0.67		0.53		0.02

Total from investment operations	(0.18)		(0.23)		0.64		0.55		0.03

Less distributions to shareholders:

Net investment income	(0.67)		(0.10)		(0.13)		(0.08)		—

Net realized gains	—		(0.48)		(0.12)		(0.01)		—

Total distributions to shareholders	(0.67)		(0.58)		(0.25)		(0.09)		—

Net asset value, end of period	$9.22		$10.07		$10.88		$10.49		$10.03

Total return	(1.66%)		(2.30%)		6.15%		5.53%		0.30%

Ratios to average net assets(c)

Total gross expenses	1.79	%(d)(e)	1.83	%(d)	1.79	%(d)	1.70	%(d)	1.73	%(d)(e)

Total net expenses(f)	1.79	%(d)(e)	1.83	%(d)	1.79	%(d)	1.67	%(d)	1.63	%(d)(e)

Net investment income (loss)	(0.72	%)(e)	0.27%		(0.27%)		0.17%		0.31	%(e)

Supplemental data

Net assets, end of period (in thousands)	$754,046		$784,940		$777,811		$666,228		$476,520

Portfolio turnover	147%		304%		246%		239%		141%

Notes to Consolidated Financial Highlights

(a)	Based on operations from April 23, 2012 (commencement of operations) through the stated period end.

(b)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.31% for the six months ended February 29, 2016 and 0.35%, 0.31%, 0.17%, 0.13% for the years ended August 31, 2015, 2014, 2013, and 2012, respectively.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At February 29, 2016, each Subsidiary financial statement information is as follows:

	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.01%	9.44%
Net assets	$54,889	$71,158,087
Net investment income (loss)	(3,541)	(323,835)
Net realized gain (loss)	—	11,298,883
Net change in unrealized appreciation (depreciation)	—	(1,585,908)

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as

28	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Semiannual Report 2016	29

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

30	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to protect gains and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the

Semiannual Report 2016	31

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended February 29, 2016 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at August 31, 2015	5,360	(479,403)	3,988	(435,923)
Opened	6,598	(585,587)	5,412	(406,488)
Closed	(3,590)	431,023	(4,399)	458,600
Expired	(5,600)	311,049	(3,484)	188,448
Exercised	(2,362)	217,522	(1,092)	164,045

Balance at February 29, 2016	406	(105,396)	425	(31,318)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate and to get synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which

32	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended February 29, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,240,655,247
Futures contracts — Short	189,201,866
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	382,200
Options contracts — Written	(186,763)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	12,899,277	(12,992,663)
Total return swap contracts	1,035,752	(112,303)

*	Based on the ending quarterly outstanding amounts for the six months ended February 29, 2016.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2016:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	699,200	*
Equity risk	Investments, at value — Options purchased	332,732
Equity risk	Net assets — unrealized appreciation on swap contracts	254,683	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	13,383,693
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	3,183,552	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,600,307	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	195,347	*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	897,856	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	257,613
Total		21,804,983

Semiannual Report 2016	33

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	869,832	*
Equity risk	Options contracts written, at value	153,917
Equity risk	Net assets — unrealized depreciation on swap contracts	30,380	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	11,885,066
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	82,348	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	302,925	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	22,916	*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,452,350	*
Commodity-related investment risk	Net assets — Unrealized depreciation on swap contracts	77,663
Total		14,877,397

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 29, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Commodity- related investment risk	—	11,009,313	—	—	228,156	11,237,469

Equity risk	—	(5,561,892)	547,903	(2,014,869)	(87,947)	(7,116,805)

Foreign exchange risk	(616,693)	367,804	—	—	—	(248,889)

Interest rate risk	—	412,566	—	—	856,132	1,268,698

Total	(616,693)	6,227,791	547,903	(2,014,869)	996,341	5,140,473

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(1,979,406)	—	—	242,146	(1,737,260)

Equity risk	—	(882,006)	488,235	(765,271)	223,883	(935,159)

Foreign exchange risk	46,398	3,100,664	—	—	—	3,147,062

Interest rate risk	—	(122,104)	—	—	435,823	313,719

Total	46,398	117,148	488,235	(765,271)	901,852	788,362

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in “Dividends and interest on securities sold short” in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold

34	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2016:

	Barclays ($)	Citi ($)(d)	Citi ($)(d)	Deutsche Bank ($)	Goldman Sachs ($)(d)	Goldman Sachs ($)(d)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	13,244,930	—	—	138,763	—	—	13,383,693
Options purchased calls	—	—	—	—	123,538	—	—	123,538
Options purchased puts	—	—	—	—	209,194	—	—	209,194
OTC total return swap contracts(a)	—	—	—	—	—	2,122	—	2,122
OTC total return swap contracts on futures(a)	195,347	—	220,057	37,556	—	—	252,561	705,521
Total Assets	195,347	13,244,930	220,057	37,556	471,495	2,122	252,561	14,424,068
Liabilities
Forward foreign currency exchange contracts	—	11,803,586	—	—	81,480	—	—	11,885,066
Options contracts written	—	—	—	—	153,917	—	—	153,917
OTC total return swap contracts on futures(a)	22,916	—	73,289	4,374	—	—	30,380	130,959
Securities borrowed	—	—	—	—	54,199,677	—	31,318,983	85,518,660
Total Liabilities	22,916	11,803,586	73,289	4,374	54,435,074	—	31,349,363	97,688,602
Total Financial and Derivative Net Assets	172,431	1,441 ,344	146,768	33,182	(53,963,579)	2,122	(31,096,802)	(83,264,534)
Total collateral received (pledged)(b)	172,431	—	—	—	(53,963,579)	—	(31,096,802)	(84,887,950)
Net Amount(c)	—	1,441,344	146,768	33,182	—	2,122	—	1,623,416

(a)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)	Represents the net amount due from/(to) counterparties in the event of default.

(d)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies

Semiannual Report 2016	35

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

(BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

36	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2016 was 1.08% of the Fund’s average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $2,594,022, and the administrative services fee paid to the Investment Manager was $202,111.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC, Wasatch Advisers, Inc. and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 29, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets for Class A shares was 0.10%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate

Semiannual Report 2016	37

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	2.00%	1.52%

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $773,434,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,440,000
Unrealized depreciation	(55,887,000)
Net unrealized depreciation	$(42,447,000)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $7,289,571 at August 31, 2015 as arising on September 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $736,013,021 and $688,085,934, respectively, for the six months ended February 29, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such

38	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc.

Semiannual Report 2016	39

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

(Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2016	41

Active Portfolios® Multi-Manager Alternative Strategies Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR100_08_F01_(04/16)

SEMIANNUAL REPORT

February 29, 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

(formerly Active Portfolios® Multi-Manager Core Plus Bond Fund)

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

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■	Youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Active Portfolios® Multi-Manager Total Return Bond Fund (the Fund) Class A shares returned 0.96% for the six-month period that ended February 29, 2016.

■	The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.20% over the same period.

Average Annual Total Returns (%) (for period ended February 29, 2016)
	Inception	6 Months Cumulative	1 Year	Life
Class A	04/20/12	0.96	-0.11	2.38
Barclays U.S. Aggregate Bond Index		2.20	1.50	2.44

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Columbia Management Investment Advisers, LLC

Brian Lavin, CFA

Carl Pappo, CFA

Jason Callan*

Federated Investment Management Company*

Jerome Conner, CFA

Donald Ellenberger

Loomis, Sayles & Company, L.P.*

Christopher Harms

Clifton Rowe, CFA

Kurt Wagner, CFA, CIC

TCW Investment Management Company

Stephen Kane, CFA

Laird Landmann

Tad Rivelle

Bryan Whalen, CFA

*	Effective January 2016, Mr. Callan was named a Portfolio Manager of the Fund. Effective April 11, 2016, Loomis, Sayles & Company, L.P. was added as a subadviser to the Fund. Effective May 16, 2016 Federated Investment Management Company will no longer serve as a subadviser to the Fund and PGIM, Inc, the asset management arm of Prudential Financial, will assume day-to-day management of a portion of the Fund’s portfolio.

Portfolio Breakdown (%) (at February 29, 2016)
Asset-Backed Securities — Agency	0.4
Asset-Backed Securities — Non-Agency	9.3
Commercial Mortgage-Backed Securities — Agency	1.7
Commercial Mortgage-Backed Securities — Non-Agency	3.0
Common Stocks	0.0	(a)
Corporate Bonds & Notes	33.5
Exchange-Traded Funds	1.8
Fixed-Income Funds	0.7
Foreign Government Obligations	1.4
Inflation-Indexed Bonds	2.5
Money Market Funds	4.5
Municipal Bonds	0.4
Preferred Debt	0.3
Residential Mortgage-Backed Securities — Agency	19.3
Residential Mortgage-Backed Securities — Non-Agency	3.6
Senior Loans	0.3
Treasury Bills	1.8
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	14.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at February 29, 2016)
AAA rating	50.0
AA rating	2.9
A rating	9.5
BBB rating	20.2
BB rating	4.8
B rating	2.9
CCC rating	1.7
CC rating	0.4
C rating	0.0	(a)
D rating	0.3
Not rated	7.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2015 – February 29, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.60	1,020.89	4.00	4.02	0.80

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset–based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2016	5

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

February 29, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 35.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

AEROSPACE & DEFENSE 0.4%
BAE Systems Holdings, Inc.(a)
12/15/25	3.850%	1,590,000	1,633,168

Embraer Netherlands Finance BV
06/15/25	5.050%	1,200,000	986,880

Embraer Overseas Ltd.(a)
09/16/23	5.696%	50,000	43,625

Embraer SA
06/15/22	5.150%	1,750,000	1,557,500

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	411,000	432,577
11/15/25	5.000%	398,000	417,152

Lockheed Martin Corp.
09/15/21	3.350%	2,713,000	2,849,545
01/15/23	3.100%	3,320,000	3,408,043
03/01/25	2.900%	860,000	857,975
01/15/26	3.550%	2,998,000	3,140,054
05/15/36	4.500%	1,495,000	1,574,588
05/15/46	4.700%	595,000	639,764

Textron, Inc.
03/01/24	4.300%	690,000	716,663
03/01/25	3.875%	300,000	301,240

TransDigm, Inc.
07/15/21	7.500%	275,000	282,563
07/15/22	6.000%	250,000	243,750
07/15/24	6.500%	979,000	954,525

TransDigm, Inc.(a)
05/15/25	6.500%	409,000	392,640

Total			20,432,252

AIRLINES 0.5%
American Airlines Pass-Through Trust
01/15/23	4.950%	2,554,077	2,694,551

Continental Airlines Pass-Through Trust
01/02/18	6.900%	200,546	203,936
02/02/19	6.545%	1,770,463	1,876,691
04/19/22	5.983%	2,568,743	2,828,699

Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,155,812	3,534,509

Guanay Finance Ltd.(a)
12/15/20	6.000%	400,000	376,000

JetBlue Airways Pass-Through Trust(b)
11/15/16	1.068%	5,910,000	5,850,900

Latam Airlines Pass-Through Trust Series 2015-1A(a)
08/15/29	4.200%	50,000	43,250

Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,102,309

U.S. Airways Pass-Through Trust
10/01/24	5.900%	3,321,947	3,625,075
06/03/25	4.625%	3,668,985	3,788,227

United Airlines, Inc. Pass-Through Trust
01/15/17	9.750%	969,561	1,022,887

Total			28,947,034

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

APARTMENT REIT 0.2%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,148,104
09/15/22	2.950%	4,650,000	4,642,146

Mid-America Apartments LP
06/15/24	3.750%	2,100,000	2,104,454
11/15/25	4.000%	760,000	775,748

Post Apartment Homes LP
12/01/22	3.375%	1,000,000	998,520

UDR, Inc.
01/10/22	4.625%	1,000,000	1,081,290
07/01/24	3.750%	1,600,000	1,626,803

Total			13,377,065

AUTOMOTIVE 1.4%
Affinia Group, Inc.
05/01/21	7.750%	400,000	412,000

American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	63,520
11/15/19	7.750%	175,000	186,812
03/15/21	6.250%	131,000	131,983
10/15/22	6.625%	450,000	455,625

American Honda Finance Corp.(a)
10/01/18	7.625%	2,250,000	2,569,086

Daimler Finance North America LLC(a)
03/02/20	2.250%	1,500,000	1,477,929

Ford Motor Co.
02/01/29	6.375%	1,165,000	1,300,662
01/15/43	4.750%	2,500,000	2,295,120

Ford Motor Credit Co. LLC
05/09/16	1.700%	2,500,000	2,501,945
06/12/17	3.000%	1,600,000	1,615,173
05/15/18	5.000%	1,975,000	2,066,150
10/05/18	2.551%	4,945,000	4,922,634
01/08/19	2.943%	4,725,000	4,734,889
09/20/22	4.250%	1,100,000	1,120,496

Ford Motor Credit Co. LLC(b)
11/08/16	1.070%	3,690,000	3,670,572
03/27/17	1.233%	6,825,000	6,775,430

Gates Global LLC/Co.(a)
07/15/22	6.000%	600,000	446,250

General Motors Co.
04/01/25	4.000%	1,060,000	976,131
04/01/35	5.000%	890,000	779,199
04/01/36	6.600%	3,225,000	3,340,516
04/01/45	5.200%	4,545,000	3,926,162
04/01/46	6.750%	4,595,000	4,806,646

General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,004,410
01/15/19	3.100%	1,395,000	1,380,094

Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	200,000	205,500

Harley-Davidson Financial Services, Inc.(a)
03/15/17	2.700%	1,380,000	1,397,421

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Hyundai Capital America(a)
02/06/19	2.550%	180,000	180,541
03/19/20	2.600%	680,000	680,290

Hyundai Capital Services, Inc.(a)
07/27/16	4.375%	2,000,000	2,023,220

International Automotive Components Group SA(a)(c)
06/01/18	9.125%	325,000	286,000

JB Poindexter & Co., Inc.(a)
04/01/22	9.000%	300,000	307,500

Lear Corp.
01/15/23	4.750%	500,000	505,000

MPG Holdco I, Inc.
10/15/22	7.375%	350,000	330,750

Magna International, Inc.
06/15/24	3.625%	1,100,000	1,094,976

Nemak SAB de CV(a)
02/28/23	5.500%	450,000	447,750

Nissan Motor Acceptance Corp.(a)
09/12/17	1.950%	2,500,000	2,506,595

Omega US Sub LLC(a)
07/15/23	8.750%	250,000	226,250

RCI Banque SA(a)
04/12/16	4.600%	1,120,000	1,123,546
04/03/18	3.500%	4,000,000	4,057,624

Schaeffler Finance BV(a)
05/15/21	4.250%	599,000	601,995
05/15/21	4.750%	704,000	709,280
05/15/23	4.750%	200,000	195,750

Schaeffler Holding Finance BV(a) PIK
08/15/18	6.875%	400,000	410,500
11/15/19	6.250%	135,000	140,569
11/15/22	6.750%	200,000	212,000

Tenneco, Inc.
12/15/24	5.375%	213,000	220,455

UCI International LLC(c)
02/15/19	8.625%	375,000	75,000

ZF North America Capital, Inc.(a)
04/29/25	4.750%	842,000	804,110

Total			75,702,056

BANKING 7.5%
ADIB Capital Invest 1 Ltd. Junior Subordinated(a)(b)
12/31/49	6.375%	200,000	206,300

Ally Financial, Inc.
01/30/17	2.750%	225,000	224,438
09/10/18	4.750%	575,000	585,781
03/30/20	4.125%	50,000	49,750
02/13/22	4.125%	250,000	243,125
05/19/22	4.625%	344,000	343,570
09/30/24	5.125%	2,203,000	2,219,523
03/30/25	4.625%	265,000	257,050

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Subordinated
11/20/25	5.750%	441,000	427,770

American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,949,786

Associated Banc-Corp. Subordinated
01/15/25	4.250%	840,000	869,882

BB&T Corp.
02/01/19	2.250%	1,600,000	1,620,413
Subordinated
10/30/26	3.800%	2,500,000	2,618,367

BBVA Bancomer SA Junior Subordinated(a)
04/22/20	7.250%	200,000	214,000

BNP Paribas SA Junior Subordinated(a)(b)
12/31/49	7.375%	2,734,000	2,556,290

Banco Bradesco SA Subordinated(a)
09/29/19	6.750%	200,000	209,300

Banco Internacional Del Peru SAA/Panama(a)
10/07/20	5.750%	100,000	106,900

Banco Santander Chile(a)
09/20/22	3.875%	150,000	151,421

Banco Santander SA(a)
11/09/22	4.125%	150,000	150,375

Banco de Credito del Peru(a)
04/01/23	4.250%	200,000	199,000

Bangkok Bank PCL/Hong Kong(a)
10/18/20	4.800%	300,000	327,878
09/27/22	3.875%	200,000	212,181

Bank of America Corp.
10/14/16	5.625%	650,000	666,684
01/11/18	2.000%	4,000,000	3,985,976
10/19/20	2.625%	4,000,000	3,965,192
01/24/22	5.700%	4,800,000	5,399,189
01/11/23	3.300%	5,782,000	5,767,360
01/22/24	4.125%	3,000,000	3,125,412
04/01/44	4.875%	1,000,000	1,041,798
Subordinated
05/02/17	5.700%	3,740,000	3,888,803
01/22/25	4.000%	795,000	772,296
04/21/25	3.950%	2,500,000	2,409,432

Bank of America Corp.(b) Junior Subordinated
12/31/49	6.100%	1,790,000	1,736,300
12/31/49	6.250%	875,000	846,563

Bank of America NA Subordinated
06/15/17	6.100%	4,000,000	4,198,992

Bank of America NA(b) Subordinated
06/15/16	0.792%	3,924,000	3,919,036

Bank of Montreal
04/09/18	1.450%	750,000	746,698

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	879,404
04/15/21	2.500%	5,450,000	5,489,049
09/11/24	3.250%	1,960,000	2,003,982

Bank of New York Mellon Corp. (The)(b) Junior Subordinated
12/29/49	4.500%	5,841,000	5,198,490

Barclays Bank PLC
01/12/26	4.375%	4,335,000	4,184,831
Subordinated
09/11/24	4.375%	915,000	840,432

Barclays Bank PLC(b) Junior Subordinated
12/31/49	6.625%	2,157,000	1,811,449

Capital One Bank NA
07/23/21	2.950%	1,050,000	1,041,344

Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,132,300
Subordinated
10/29/25	4.200%	930,000	912,458

Citigroup, Inc.
11/15/16	1.300%	750,000	749,737
09/26/18	2.500%	5,250,000	5,284,954
08/09/20	5.375%	10,000,000	11,190,420
Subordinated
08/25/36	6.125%	1,980,000	2,143,570

Citigroup, Inc.(b)
08/14/17	1.108%	6,620,000	6,561,962
05/15/18	2.318%	2,275,000	2,297,914

Citizens Financial Group, Inc. Subordinated
12/03/25	4.300%	910,000	934,386

Citizens Financial Group, Inc.(a) Subordinated
09/28/22	4.150%	2,000,000	2,047,738

Comerica, Inc.
05/23/19	2.125%	645,000	634,329
Subordinated
07/22/26	3.800%	900,000	872,373

Compass Bank
09/29/19	2.750%	1,400,000	1,373,441
Subordinated
04/10/25	3.875%	1,295,000	1,190,516

Cooperatieve Rabobank UA Junior Subordinated(a)(b)
12/31/49	11.000%	1,390,000	1,640,492

Corpbanca SA(a)
09/22/19	3.875%	200,000	202,492

Credit Suisse Group Funding Ltd.(a)
12/10/20	3.125%	6,410,000	6,293,569

Discover Bank
02/21/18	2.000%	680,000	671,801

Discover Financial Services
04/27/22	5.200%	2,697,000	2,835,202
11/21/22	3.850%	5,103,000	5,036,003

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Fifth Third Bancorp
03/01/19	2.300%	310,000	310,376
07/27/20	2.875%	1,570,000	1,582,293

Fifth Third Bancorp(b) Junior Subordinated
12/31/49	5.100%	8,141,000	7,316,724

First Horizon National Corp.
12/15/20	3.500%	1,768,000	1,755,237

Global Bank Corp.(a)
10/30/19	5.125%	200,000	196,500

Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	4,000,000	4,265,144
04/01/18	6.150%	4,810,000	5,184,420
07/19/18	2.900%	2,200,000	2,232,842
01/24/22	5.750%	3,800,000	4,317,157
07/08/24	3.850%	2,000,000	2,038,608
01/23/25	3.500%	3,000,000	2,970,534

Goldman Sachs Group, Inc. (The)(b)
11/29/23	2.012%	1,675,000	1,631,118

HBOS PLC Subordinated(a)
05/21/18	6.750%	5,927,000	6,370,091

HSBC Holdings PLC Junior Subordinated(b)
12/31/49	6.375%	5,294,000	4,844,010

HSBC USA, Inc.
01/16/18	1.625%	3,000,000	2,984,406
06/23/24	3.500%	3,600,000	3,637,804

Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,487,054

ICICI Bank Ltd.(a)
11/16/20	5.750%	200,000	222,473

ICICI Bank Ltd.(a)(b) Junior Subordinated
04/30/22	6.375%	750,000	755,831

Itau Unibanco Holdings SA Subordinated(a)
03/19/22	5.650%	200,000	190,500

JPMorgan Chase & Co.
04/23/19	6.300%	5,000,000	5,610,845
10/15/20	4.250%	2,000,000	2,135,592
10/29/20	2.550%	4,860,000	4,856,316
01/24/22	4.500%	1,000,000	1,084,535
Subordinated
05/01/23	3.375%	1,000,000	986,927

JPMorgan Chase & Co.(b)
12/29/49	6.000%	3,421,000	3,386,790
Junior Subordinated
12/31/49	6.100%	11,142,000	11,086,290

JPMorgan Chase Bank NA Subordinated
10/01/17	6.000%	2,605,000	2,763,301

JPMorgan Chase Bank NA(b) Subordinated
06/13/16	0.832%	6,320,000	6,316,265

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

JPMorgan Chase Capital XXI Junior Subordinated(b)
02/02/37	1.563%	24,926,000	17,732,356

JPMorgan Chase Capital XXIII Junior Subordinated(b)
05/15/47	1.618%	8,000,000	5,468,400

KeyCorp Capital I Junior Subordinated(b)
07/01/28	1.352%	4,490,000	3,681,800

Kookmin Bank(a)
07/14/17	1.625%	200,000	199,952

Korea Exchange Bank(a)
06/12/19	2.500%	200,000	202,088

Lloyds Bank PLC
05/14/18	1.750%	5,805,000	5,769,322

Lloyds Banking Group PLC(a) Subordinated
12/10/25	4.582%	11,940,000	11,754,572
12/01/45	5.300%	6,394,000	6,188,126

Lloyds Banking Group PLC(b) Junior Subordinated
12/31/49	7.500%	10,303,000	9,633,305

M&T Bank Corp.
01/30/17	0.993%	700,000	698,023
07/25/19	2.250%	3,000,000	3,011,451
Junior Subordinated
12/31/49	6.875%	4,319,000	4,327,206

MUFG Union Bank NA
09/26/18	2.625%	1,925,000	1,941,380
05/06/19	2.250%	825,000	821,236

Macquarie Bank Ltd. Subordinated(a)
04/07/21	6.625%	3,860,000	4,362,904

Mellon Capital IV Junior Subordinated(b)
06/29/49	4.000%	250,000	183,750

Morgan Stanley
03/22/17	4.750%	4,750,000	4,905,638
07/24/20	5.500%	2,000,000	2,214,050
10/23/24	3.700%	2,000,000	2,025,970
07/23/25	4.000%	700,000	722,120
01/27/26	3.875%	7,000,000	7,191,604
07/24/42	6.375%	4,300,000	5,345,953

Morgan Stanley(b)
01/05/18	1.353%	2,000,000	1,992,758

PNC Bank NA
06/01/25	3.250%	1,450,000	1,468,498

PNC Funding Corp.
09/19/16	2.700%	2,800,000	2,822,663

Rabobank Capital Funding Trust III Junior Subordinated(a)(b)
12/31/49	5.254%	3,335,000	3,318,325

Regions Financial Corp.
02/08/21	3.200%	980,000	975,143

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Royal Bank of Scotland Group PLC
10/21/19	6.400%	1,350,000	1,457,822
Subordinated
12/19/23	6.000%	1,000,000	1,010,057
05/28/24	5.125%	131,000	125,639

Royal Bank of Scotland Group PLC(b) Junior Subordinated
12/31/49	8.000%	6,274,000	5,725,025

Santander Issuances SAU Subordinated
11/19/25	5.179%	6,705,000	6,235,476

Santander UK Group Holdings PLC(a) Subordinated
09/15/25	4.750%	8,822,000	8,319,675
09/15/45	5.625%	3,883,000	3,481,148

State Street Capital Trust IV Junior Subordinated(b)
06/15/37	1.512%	1,321,000	924,700

State Street Corp. Junior Subordinated
03/15/18	4.956%	4,235,000	4,446,996

SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,778,331

SunTrust Banks, Inc.(d)
03/03/21	2.900%	920,000	918,004

Synchrony Financial
01/15/19	2.600%	2,500,000	2,480,862

Synovus Financial Corp.
02/15/19	7.875%	131,000	140,170

Synovus Financial Corp.(b) Subordinated
12/15/25	5.750%	5,755,000	5,812,550

U.S. Bancorp Subordinated
07/15/22	2.950%	1,988,000	2,013,091

UBS AG
08/14/19	2.375%	3,500,000	3,514,444

UBS Group Funding Jersey Ltd.(a)
09/24/25	4.125%	2,300,000	2,291,874

Vesey Street Investment Trust 1(b)
09/01/16	4.404%	480,000	486,719

Wells Fargo & Co. Subordinated
11/17/45	4.900%	1,365,000	1,383,701

Wells Fargo & Co.(b) Junior Subordinated
12/31/49	5.900%	13,283,000	13,316,207

Wells Fargo & Co.(d)
03/04/21	2.500%	4,370,000	4,375,139

Westpac Banking Corp.
11/19/19	4.875%	1,200,000	1,308,349

Total			406,692,024

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.3%
Cantor Fitzgerald LP(a)
10/15/19	7.875%	1,600,000	1,755,902

E*TRADE Financial Corp.
11/15/22	5.375%	135,000	140,318
09/15/23	4.625%	1,547,000	1,516,060

Invesco Finance PLC
01/15/26	3.750%	560,000	579,164

Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,166,201
01/20/43	6.500%	600,000	515,279

Nasdaq, Inc.
01/15/20	5.550%	600,000	658,496

National Financial Partners Corp.(a)
07/15/21	9.000%	43,000	37,840

Raymond James Financial, Inc.
04/15/16	4.250%	3,345,000	3,356,785

Stifel Financial Corp.
12/01/20	3.500%	980,000	973,089
07/18/24	4.250%	750,000	745,602

TD Ameritrade Holding Corp.
04/01/25	3.625%	2,500,000	2,604,123

Total			16,048,859

BUILDING MATERIALS 0.2%
Allegion PLC
09/15/23	5.875%	260,000	272,350

Allegion US Holding Co., Inc.
10/01/21	5.750%	342,000	358,245

American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	1,153,000	1,178,943
12/15/23	5.750%	144,000	148,140

Beacon Roofing Supply, Inc.(a)
10/01/23	6.375%	559,000	589,745

Cemex Finance LLC(a)
04/01/24	6.000%	500,000	451,300

Cemex SAB de CV(a)
12/10/19	6.500%	200,000	198,000

Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	56,280

HD Supply, Inc.
07/15/20	7.500%	768,000	808,320
07/15/20	11.500%	704,000	777,920

HD Supply, Inc.(a)
12/15/21	5.250%	1,068,000	1,118,730

Masco Corp.
04/15/18	6.625%	600,000	640,602
03/15/22	5.950%	3,000,000	3,285,000
04/01/25	4.450%	143,000	142,016

Masonite International Corp.(a)
03/15/23	5.625%	100,000	103,500

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

NCI Building Systems, Inc.(a)
01/15/23	8.250%	300,000	310,500

Nortek, Inc.
04/15/21	8.500%	616,000	636,020

RSI Home Products, Inc.(a)
03/15/23	6.500%	582,000	593,640

Standard Industries, Inc.(a)
10/15/25	6.000%	300,000	306,750

USG Corp.(a)
11/01/21	5.875%	83,000	85,905
03/01/25	5.500%	150,000	153,375

Total			12,215,281

CABLE AND SATELLITE 0.9%
Altice US Finance I Corp.(a)
07/15/23	5.375%	592,000	599,400

CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	61,000	63,440
01/31/22	6.625%	107,000	112,350
09/30/22	5.250%	140,000	141,575
09/01/23	5.750%	1,000,000	1,015,000

CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	393,000	390,053
04/01/24	5.875%	160,000	163,400
05/01/25	5.375%	991,000	981,090
05/01/27	5.875%	564,000	564,000

CCO Safari II LLC(a)
07/23/22	4.464%	5,210,000	5,290,093
07/23/25	4.908%	750,000	769,426
10/23/45	6.484%	1,680,000	1,771,424

CCOH Safari LLC(a)
02/15/26	5.750%	219,000	219,576

COX Communications, Inc.(a)
12/15/22	3.250%	500,000	466,324

CSC Holdings LLC
02/15/18	7.875%	33,000	35,145
02/15/19	8.625%	44,000	47,300
11/15/21	6.750%	95,000	96,425
06/01/24	5.250%	440,000	376,200

Cable One, Inc.(a)
06/15/22	5.750%	66,000	66,165

Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	1,122,000	1,029,435
12/15/21	5.125%	98,000	89,915
07/15/25	7.750%	350,000	326,375

Comcast Corp.
01/15/17	6.500%	1,700,000	1,780,157
07/15/22	3.125%	3,780,000	3,936,035
02/15/25	3.375%	900,000	937,276

DISH DBS Corp.
06/01/21	6.750%	2,126,000	2,165,862
07/15/22	5.875%	50,000	47,875
03/15/23	5.000%	150,000	132,750
11/15/24	5.875%	785,000	705,362

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

DigitalGlobe, Inc.(a)
02/01/21	5.250%	438,000	381,060

Hughes Satellite Systems Corp.
06/15/19	6.500%	99,000	109,643

Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	198,720
04/01/21	7.500%	247,000	171,665
12/15/22	6.625%	675,000	340,875
08/01/23	5.500%	707,000	459,550

Intelsat Luxembourg SA
06/01/21	7.750%	150,000	45,000
06/01/23	8.125%	575,000	175,375

NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,566,284
01/15/23	2.875%	720,000	733,443

Neptune Finco Corp.(a)
01/15/23	10.125%	225,000	242,156
10/15/25	6.625%	3,231,000	3,416,782
10/15/25	10.875%	1,668,000	1,801,440

Sirius XM Radio, Inc.(a)
05/15/23	4.625%	475,000	463,125
07/15/24	6.000%	450,000	472,500
04/15/25	5.375%	440,000	440,000

Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,603,105
09/01/21	4.000%	1,500,000	1,529,347
09/01/41	5.500%	1,500,000	1,335,139

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	627,000	620,730

Unitymedia GmbH(a)
01/15/25	6.125%	475,000	489,250

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	858,000	898,755
01/15/25	5.000%	662,000	664,065

Videotron Ltd.
07/15/22	5.000%	827,000	845,608

Virgin Media Finance PLC(a)
04/15/23	6.375%	300,000	312,750
01/15/25	5.750%	1,411,000	1,403,945

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	673,000	671,318

Total			46,711,058

CHEMICALS 0.3%
Albemarle Corp.
12/01/24	4.150%	535,000	520,865
12/01/44	5.450%	545,000	517,226

Angus Chemical Co.(a)
02/15/23	8.750%	397,000	378,142

Ashland, Inc.(b)
08/15/22	4.750%	400,000	395,000

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	725,000	768,500

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Braskem Finance Ltd.(a)
04/15/21	5.750%	200,000	180,752

Celanese U.S. Holdings LLC
06/15/21	5.875%	874,000	926,440
11/15/22	4.625%	100,000	99,000

Chemours Co. LLC (The)(a)
05/15/23	6.625%	588,000	424,830
05/15/25	7.000%	532,000	385,700

Compass Minerals International, Inc.(a)
07/15/24	4.875%	200,000	183,000

Dow Chemical Co. (The)
05/15/19	8.550%	500,000	587,752

Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	368,000	329,360

Hexion, Inc.
02/01/18	8.875%	575,000	380,937
04/15/20	6.625%	50,000	39,500

Huntsman International LLC
11/15/20	4.875%	265,000	249,763

Huntsman International LLC(a)
11/15/22	5.125%	583,000	533,445

INEOS Group Holdings SA(a)
08/15/18	6.125%	31,000	31,000
02/15/19	5.875%	403,000	394,940

Incitec Pivot Finance LLC(a)
12/10/19	6.000%	1,000,000	1,079,780

NOVA Chemicals Corp.(a)
08/01/23	5.250%	72,000	70,920
05/01/25	5.000%	631,000	618,380

PQ Corp.(a)
11/01/18	8.750%	1,139,000	1,061,548

Phosagro OAO via Phosagro Bond Funding Ltd.(a)
02/13/18	4.204%	200,000	198,524

Platform Specialty Products Corp.(a)
05/01/21	10.375%	118,000	107,675
02/01/22	6.500%	1,053,000	852,930

RPM International, Inc.
06/01/45	5.250%	1,000,000	984,836

Uralkali OJSC via Uralkali Finance Ltd.(a)
04/30/18	3.723%	200,000	195,224

Valspar Corp. (The)
02/01/25	3.300%	380,000	374,704
02/01/45	4.400%	600,000	564,621

WR Grace & Co.(a)
10/01/21	5.125%	450,000	468,000
10/01/24	5.625%	320,000	333,600

Total			14,236,894

CONSTRUCTION MACHINERY 0.1%
Caterpillar Financial Services Corp.
11/25/16	1.000%	1,500,000	1,502,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

John Deere Capital Corp.(b)
01/16/18	0.910%	2,665,000	2,655,403

United Rentals North America, Inc.
04/15/22	7.625%	103,000	109,501
06/15/23	6.125%	46,000	47,174
07/15/23	4.625%	175,000	175,000
07/15/25	5.500%	575,000	545,531

Total			5,035,015

CONSUMER CYCLICAL SERVICES 0.2%
APX Group, Inc.
12/01/19	6.375%	804,000	783,900
12/01/20	8.750%	136,000	110,500

Alibaba Group Holding Ltd.
11/28/21	3.125%	200,000	199,477
11/28/24	3.600%	200,000	196,209

Automatic Data Processing, Inc.
09/15/25	3.375%	1,360,000	1,443,764

Corrections Corp. of America
10/15/22	5.000%	57,000	58,710

Garda World Security Corp.(a)
11/15/21	7.250%	375,000	268,125
11/15/21	7.250%	125,000	87,500

Hearthside Group Holdings LLC/Finance Co.(a)
05/01/22	6.500%	550,000	462,000

IHS, Inc.
11/01/22	5.000%	705,000	729,675

Interval Acquisition Corp.(a)
04/15/23	5.625%	466,000	457,845

Multi-Color Corp.(a)
12/01/22	6.125%	450,000	453,375

Sabre GLBL, Inc.(a)
04/15/23	5.375%	225,000	226,687
11/15/23	5.250%	125,000	126,875

Service Corp. International
10/01/18	7.625%	300,000	334,500

Visa, Inc.
12/14/25	3.150%	1,283,000	1,332,457
12/14/45	4.300%	2,390,000	2,566,626

Total			9,838,225

CONSUMER PRODUCTS 0.2%
FGI Operating Co. LLC/Finance, Inc.
05/01/20	7.875%	325,000	188,500

First Quality Finance Co., Inc.(a)
05/15/21	4.625%	600,000	546,750

Jarden Corp.(a)
11/15/23	5.000%	394,000	407,790

Party City Holdings, Inc.(a)
08/15/23	6.125%	425,000	416,500

Prestige Brands, Inc.(a)
12/15/21	5.375%	675,000	666,563
03/01/24	6.375%	434,000	447,020

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	746,000	775,840

Serta Simmons Bedding LLC(a)
10/01/20	8.125%	1,495,000	1,536,112

Spectrum Brands, Inc.
11/15/20	6.375%	92,000	97,060
11/15/22	6.625%	750,000	807,187
12/15/24	6.125%	175,000	185,063
07/15/25	5.750%	747,000	787,151

Springs Industries, Inc.
06/01/21	6.250%	694,000	684,458

Tempur Sealy International, Inc.
12/15/20	6.875%	178,000	187,434

Tempur Sealy International, Inc.(a)
10/15/23	5.625%	721,000	731,815

Total			8,465,243

DIVERSIFIED MANUFACTURING 1.0%
Amsted Industries, Inc.(a)
03/15/22	5.000%	17,000	16,660

EnerSys(a)
04/30/23	5.000%	200,000	190,750

Entegris, Inc.(a)
04/01/22	6.000%	1,037,000	1,049,963

Gardner Denver, Inc.(a)
08/15/21	6.875%	450,000	299,250

General Electric Co.
01/08/20	5.500%	1,432,000	1,628,800
10/17/21	4.650%	487,000	551,660
09/07/22	3.150%	337,000	353,987
01/09/23	3.100%	1,146,000	1,200,318
01/14/38	5.875%	1,196,000	1,504,146

General Electric Co.(b)
08/15/36	1.098%	5,380,000	4,607,825
Junior Subordinated
12/31/49	4.200%	2,439	2,390
12/31/49	5.000%	39,233,000	39,821,495

Hamilton Sundstrand Corp.(a)
12/15/20	7.750%	300,000	215,250

Hutchison Whampoa International 12 Ltd. Subordinated(a)(b)
12/31/49	6.000%	100,000	103,550

MTW Foodservice Escrow Corp.(a)
02/15/24	9.500%	227,000	239,201

Roper Technologies, Inc.
12/15/25	3.850%	440,000	447,525

Valmont Industries, Inc.
04/20/20	6.625%	356,000	400,480
10/01/54	5.250%	2,050,000	1,798,096

WESCO Distribution, Inc.
12/15/21	5.375%	575,000	541,938

Total			54,973,284

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ELECTRIC 2.3%
AEP Texas Central Co.
02/15/33	6.650%	1,730,000	2,149,760

AEP Texas Central Co.(a)
10/01/25	3.850%	880,000	915,049

AES Corp. (The)
07/01/21	7.375%	221,000	230,393

Alabama Power Co.
04/01/25	2.800%	1,174,000	1,177,118
01/15/42	4.100%	252,000	255,125
01/02/46	4.300%	985,000	1,035,451

Ameren Corp.
02/15/26	3.650%	590,000	608,902

American Electric Power Co., Inc.
12/15/22	2.950%	750,000	747,510

American Transmission Systems, Inc.(a)
01/15/22	5.250%	2,200,000	2,410,687

Arizona Public Service Co.
11/15/45	4.350%	2,440,000	2,611,222

Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,093,660

CMS Energy Corp.
02/15/18	5.050%	4,351,000	4,606,130

Calpine Corp.
01/15/23	5.375%	692,000	645,290
01/15/25	5.750%	550,000	495,000

Calpine Corp.(a)
01/15/22	6.000%	214,000	218,815
01/15/24	5.875%	75,000	76,313

Colbun SA(a)
01/21/20	6.000%	100,000	108,326

Commonwealth Edison Co.
11/15/45	4.350%	2,770,000	2,940,721

Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,241,995

Dominion Resources, Inc.
10/01/25	3.900%	2,129,000	2,156,720

Duke Energy Progress LLC
03/30/44	4.375%	960,000	1,012,106

Duke Energy Progress, Inc.
08/15/45	4.200%	4,175,000	4,293,745

Duquesne Light Holdings, Inc.(a)
09/15/20	6.400%	5,000,000	5,707,940

Empresa Electrica Angamos SA(a)
05/25/29	4.875%	1,200,000	1,040,216

Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,001,260

Exelon Corp.(a)
06/15/25	3.950%	6,362,000	6,439,565

Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	1,835,602

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

FirstEnergy Corp.
03/15/18	2.750%	530,000	535,400

FirstEnergy Transmission LLC(a)
07/15/44	5.450%	1,000,000	1,042,625

Florida Power & Light Co.
12/01/25	3.125%	3,090,000	3,205,164

Georgia Power Co.
09/01/40	4.750%	761,000	789,275

Gulf Power Co.
10/01/44	4.550%	1,350,000	1,396,508

ITC Holdings Corp.
06/15/24	3.650%	3,810,000	3,773,321

Iberdrola Finance Ireland Ltd.(a)
09/11/19	5.000%	300,000	324,676

Ipalco Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,263,025

Jersey Central Power & Light Co.(a)
04/01/24	4.700%	500,000	532,679

Kansas City Power & Light Co.
08/15/25	3.650%	665,000	683,920

MidAmerican Energy Co.
10/15/24	3.500%	1,540,000	1,643,761
05/01/46	4.250%	3,433,000	3,580,626

NRG Energy, Inc.
07/15/22	6.250%	841,000	710,645
03/15/23	6.625%	375,000	316,875
05/01/24	6.250%	359,000	297,970

NRG Yield Operating LLC
08/15/24	5.375%	1,036,000	911,680

National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,031,322

Nevada Power Co.
05/15/18	6.500%	2,486,000	2,737,267

NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,067,596

Niagara Mohawk Power Corp.(a)
10/01/24	3.508%	1,505,000	1,559,318

Oncor Electric Delivery Co. LLC
04/01/25	2.950%	2,560,000	2,502,167
09/30/40	5.250%	4,000,000	4,405,836

PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,671,593
06/15/22	4.200%	1,508,000	1,607,698
12/01/22	3.500%	1,535,000	1,576,509
06/01/23	3.400%	3,682,000	3,752,643
03/15/24	3.950%	1,200,000	1,259,767

PSEG Power LLC
11/15/18	2.450%	840,000	841,994

Pacific Gas & Electric Co.
06/15/23	3.250%	2,291,000	2,368,775
03/01/34	6.050%	1,060,000	1,300,654

Pacific Gas & Electric Co.(d)
03/01/26	2.950%	3,140,000	3,161,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Public Service Electric & Gas Co.
11/01/45	4.150%	2,490,000	2,628,043

Southern California Edison Co.
09/01/40	4.500%	887,000	962,305

TerraForm Power Operating LLC(a)
02/01/23	5.875%	325,000	243,750
06/15/25	6.125%	100,000	73,500

Toledo Edison Co. (The)
05/15/37	6.150%	2,411,000	2,793,785

TransAlta Corp.
06/03/17	1.900%	3,413,000	3,203,015

Tucson Electric Power Co.
03/15/23	3.850%	3,100,000	3,129,075

UIL Holdings Corp.
10/01/20	4.625%	300,000	321,543

Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,405,444

WEC Energy Group, Inc.
06/15/25	3.550%	1,100,000	1,134,949

Total			123,803,211

FINANCE COMPANIES 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	98,000	99,593
05/15/21	4.500%	1,406,000	1,416,545
10/01/21	5.000%	1,832,000	1,880,090
07/01/22	4.625%	150,000	150,188

Aircastle Ltd.
03/15/21	5.125%	63,000	63,158
02/15/22	5.500%	529,000	528,339

CIT Group, Inc.
05/15/17	5.000%	2,000,000	2,047,500
08/15/17	4.250%	2,500,000	2,548,750
03/15/18	5.250%	300,000	308,625
05/15/20	5.375%	1,154,000	1,191,505
08/01/23	5.000%	325,000	325,000

CIT Group, Inc.(a)
02/15/19	5.500%	312,000	322,140

GE Capital International Funding Co.(a)
11/15/20	2.342%	5,522,000	5,577,341
11/15/25	3.373%	3,859,000	4,036,819
11/15/35	4.418%	3,838,000	4,007,808

HSBC Finance Corp. Subordinated
01/15/21	6.676%	7,361,000	8,189,944

International Lease Finance Corp.
12/15/20	8.250%	321,000	371,156
04/15/21	4.625%	275,000	277,750
08/15/22	5.875%	625,000	664,844

Navient Corp.
06/15/18	8.450%	880,000	937,754
01/15/19	5.500%	284,000	281,160
10/26/20	5.000%	19,000	16,768
01/25/22	7.250%	61,000	55,510

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

01/25/23	5.500%	50,000	41,375
03/25/24	6.125%	86,000	71,973
10/25/24	5.875%	150,000	121,500

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	69,000	65,378
12/15/21	7.250%	696,000	651,630

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	287,000	274,802

Quicken Loans, Inc.(a)
05/01/25	5.750%	821,000	767,635

Springleaf Finance Corp.
12/15/17	6.900%	74,000	72,705
06/01/20	6.000%	390,000	339,787
10/01/21	7.750%	207,000	183,713
10/01/23	8.250%	62,000	53,630

iStar, Inc.
07/01/19	5.000%	401,000	373,431

Total			38,315,846

FOOD AND BEVERAGE 1.3%
Acosta, Inc.(a)
10/01/22	7.750%	750,000	660,000

Anadolu Efes Biracilik Ve Malt Sanayii AS(a)
11/01/22	3.375%	200,000	168,050

Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	1,083,000	1,093,182
02/01/23	3.300%	9,491,000	9,753,103
02/01/26	3.650%	17,154,000	17,706,685
02/01/36	4.700%	3,141,000	3,292,861
02/01/46	4.900%	1,772,000	1,898,865

Aramark Services, Inc.
03/15/20	5.750%	822,000	848,715

Aramark Services, Inc.(a)
01/15/24	5.125%	274,000	287,015

B&G Foods, Inc.
06/01/21	4.625%	86,000	86,968

Coca-Cola Co. (The)
10/27/25	2.875%	4,175,000	4,280,882

Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,003,977
02/15/20	4.625%	1,500,000	1,607,410

Constellation Brands, Inc.
11/15/19	3.875%	100,000	103,570
11/15/24	4.750%	1,594,000	1,669,715
12/01/25	4.750%	27,000	28,215

Cosan Overseas Ltd.(a)
12/31/49	8.250%	100,000	76,000

DS Services of America, Inc.(a)
09/01/21	10.000%	1,500,000	1,685,625

Diamond Foods, Inc.(a)
03/15/19	7.000%	282,000	291,870

Fomento Economico Mexicano SAB de CV
05/10/23	2.875%	150,000	143,440

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Grupo Bimbo SAB de CV(a)
06/30/20	4.875%	100,000	107,124
01/25/22	4.500%	1,800,000	1,870,627
06/27/24	3.875%	450,000	441,260

JBS USA LLC/Finance, Inc.(a)
06/15/25	5.750%	100,000	86,000

Kerry Group Financial Services(a)
04/09/23	3.200%	3,000,000	2,936,406

Kraft Heinz Co. (The)(a)
07/15/25	3.950%	930,000	974,545

Mead Johnson Nutrition Co.
11/15/25	4.125%	640,000	660,813

Molson Coors Brewing Co.
05/01/17	2.000%	6,235,000	6,252,483
05/01/42	5.000%	2,995,000	2,953,226

PepsiCo, Inc.
04/30/25	2.750%	1,300,000	1,313,432
04/14/46	4.450%	1,965,000	2,097,795

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	550,000	552,750

Pinnacle Foods Finance LLC/Corp.(a)
01/15/24	5.875%	156,000	164,580

Post Holdings, Inc.
02/15/22	7.375%	50,000	53,000

Post Holdings, Inc.(a)
12/15/22	6.000%	18,000	18,698
03/15/24	7.750%	834,000	913,230
07/15/25	8.000%	425,000	468,562

Raizen Energy Finance Ltd.(a)
02/01/17	7.000%	100,000	102,375

Smithfield Foods, Inc.(a)
08/01/21	5.875%	425,000	432,306

TreeHouse Foods, Inc.
03/15/22	4.875%	425,000	440,852

Treehouse Foods, Inc.(a)
02/15/24	6.000%	129,000	135,772

Tyson Foods, Inc.
08/15/44	5.150%	200,000	213,611

U.S. Foods, Inc.
06/30/19	8.500%	825,000	840,345

WhiteWave Foods Co. (The)
10/01/22	5.375%	399,000	426,930

Total			71,142,870

FOREIGN AGENCIES —%
Africa Finance Corp.(a)
04/29/20	4.375%	200,000	199,500

GAMING 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	439,000	451,073

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Chester Downs & Marina LLC/Finance Corp.(a)
02/01/20	9.250%	250,000	170,000

Churchill Downs, Inc.(a)
12/15/21	5.375%	1,070,000	1,099,425

GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	462,000	464,888
11/01/23	5.375%	506,000	498,410

International Game Technology PLC(a)
02/15/22	6.250%	364,000	343,753
02/15/25	6.500%	296,000	263,440

MGM Resorts International
03/01/18	11.375%	611,000	702,650
03/31/20	5.250%	500,000	510,000
10/01/20	6.750%	454,000	485,780
12/15/21	6.625%	168,000	178,500
03/15/23	6.000%	623,000	638,575

Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	298,500

Penn National Gaming, Inc.
11/01/21	5.875%	450,000	437,904

Pinnacle Entertainment, Inc.
08/01/21	6.375%	494,000	524,257
04/01/22	7.750%	175,000	190,750

Rivers Pittsburgh Borrower LP/Finance Corp.(a)
06/15/19	9.500%	229,000	234,725

Scientific Games International, Inc.
12/01/22	10.000%	282,000	221,370

Scientific Games International, Inc.(a)
01/01/22	7.000%	1,316,000	1,279,810

Seminole Hard Rock Entertainment Inc./International LLC(a)
05/15/21	5.875%	575,000	570,687

Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	125,000	128,750

Station Casinos LLC
03/01/21	7.500%	450,000	469,687

Tunica-Biloxi Gaming Authority(a)(b)(e)
05/15/16	0.000%	99,000	48,386

Total			10,211,320

HEALTH CARE 1.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	31,000	30,737
02/15/23	5.625%	50,000	50,500

Acadia Healthcare Co., Inc.(a)
03/01/24	6.500%	489,000	504,892

Agilent Technologies, Inc.
10/01/22	3.200%	1,000,000	998,527
07/15/23	3.875%	2,450,000	2,506,154

Air Medical Merger Sub Corp.(a)
05/15/23	6.375%	450,000	391,500

Alere, Inc.(a)
07/01/23	6.375%	386,000	423,635

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Amsurg Corp.
07/15/22	5.625%	1,086,000	1,118,580

Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	4,060,812

Becton Dickinson and Co.
12/15/24	3.734%	340,000	351,155
12/15/44	4.685%	320,000	330,173

CHS/Community Health Systems, Inc.
08/15/18	5.125%	408,000	409,530
11/15/19	8.000%	203,000	191,835
08/01/21	5.125%	370,000	371,850
02/01/22	6.875%	1,306,000	1,119,895

Catholic Health Initiatives
11/01/22	2.950%	2,500,000	2,503,137
08/01/23	4.200%	3,100,000	3,299,283

ConvaTec Finance International SA Junior Subordinated PIK(a)
01/15/19	8.250%	321,000	283,283

Crimson Merger Sub, Inc.(a)
05/15/22	6.625%	975,000	702,000

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	667,000	702,017
07/15/24	5.125%	2,856,000	2,905,980
05/01/25	5.000%	150,000	149,625

Emdeon, Inc.
12/31/19	11.000%	363,000	372,075

Emdeon, Inc.(a)
02/15/21	6.000%	753,000	700,290

Envision Healthcare Corp.(a)
07/01/22	5.125%	525,000	526,312

ExamWorks Group, Inc.
04/15/23	5.625%	285,000	286,425

Express Scripts Holding Co.
02/25/21	3.300%	795,000	799,859
02/25/26	4.500%	4,905,000	4,945,496

Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/18	6.500%	115,000	127,075
07/31/19	5.625%	87,000	94,504
01/31/22	5.875%	530,000	579,025
10/15/24	4.750%	1,013,000	1,035,286

Fresenius Medical Care US Finance II, Inc.(a)
10/15/20	4.125%	525,000	535,500

HCA, Inc.
02/15/20	6.500%	2,198,000	2,434,725
02/15/22	7.500%	518,000	585,236
03/15/22	5.875%	1,000,000	1,072,500
05/01/23	5.875%	53,000	55,650
03/15/24	5.000%	250,000	255,000
02/01/25	5.375%	2,595,000	2,643,656
04/15/25	5.250%	1,968,000	2,027,040

HealthSouth Corp.
11/01/24	5.750%	142,000	143,420

HealthSouth Corp.(a)
11/01/24	5.750%	53,000	53,530
09/15/25	5.750%	30,000	29,775

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Hill-Rom Holdings, Inc.(a)
09/01/23	5.750%	200,000	205,500

Hologic, Inc.(a)
07/15/22	5.250%	599,000	627,393

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	450,000	427,500

Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	64,000	58,880

Kinetic Concepts, Inc./USA, Inc.(a)
02/15/21	7.875%	72,000	74,160

LifePoint Health, Inc.
12/01/21	5.500%	771,000	796,057
12/01/23	5.875%	150,000	156,000

MEDNAX, Inc.(a)
12/01/23	5.250%	310,000	321,238

MPH Acquisition Holdings LLC(a)
04/01/22	6.625%	1,574,000	1,585,805

Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,630,000	4,612,962

NYU Hospitals Center
07/01/42	4.428%	4,000,000	4,054,968

Northwell Healthcare, Inc.
11/01/42	4.800%	6,365,000	6,630,153

Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	1,327,000	1,247,380

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	616,000	599,060

Sutter Health
08/15/53	2.286%	2,300,000	2,208,000

Team Health, Inc.(a)
12/15/23	7.250%	325,000	341,250

Teleflex, Inc.
06/15/24	5.250%	250,000	253,125

Tenet Healthcare Corp.
06/01/20	4.750%	204,000	207,570
10/01/20	6.000%	77,000	81,774
04/01/21	4.500%	1,486,000	1,476,712
10/01/21	4.375%	25,000	24,656
04/01/22	8.125%	1,296,000	1,274,124
06/15/23	6.750%	468,000	424,125

Tenet Healthcare Corp.(a)(b)
06/15/20	4.012%	2,000,000	1,970,000

Truven Health Analytics, Inc.
06/01/20	10.625%	450,000	482,063

Universal Health Services, Inc.(a)
08/01/22	4.750%	169,000	169,000

Vizient, Inc.(a)
03/01/24	10.375%	275,000	290,813

Zimmer Biomet Holdings, Inc.
04/01/25	3.550%	985,000	972,869

Total			74,280,616

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

HEALTHCARE INSURANCE 0.2%
Centene Corp.
05/15/22	4.750%	791,000	796,933

Centene Escrow Corp.(a)
02/15/21	5.625%	127,000	132,715
02/15/24	6.125%	2,186,000	2,319,892

Molina Healthcare, Inc.(a)
11/15/22	5.375%	775,000	784,688

UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,551,083
07/15/25	3.750%	1,295,000	1,377,753
03/15/26	3.100%	5,195,000	5,231,422
07/15/45	4.750%	460,000	503,006

Total			13,697,492

HEALTHCARE REIT 0.6%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,276,602
06/15/23	3.900%	9,300,000	9,388,499

HCP, Inc.
11/15/23	4.250%	3,886,000	3,800,217

Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,490,431
04/15/23	3.700%	1,600,000	1,584,222

Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	2,975,880

Welltower, Inc.
03/15/16	3.625%	603,000	603,517
06/01/16	6.200%	1,000,000	1,012,003
04/01/19	4.125%	2,000,000	2,089,300
04/15/20	6.125%	4,000,000	4,499,100
03/15/23	3.750%	2,145,000	2,125,819

Welltower, Inc.(d)
04/01/26	4.250%	2,000,000	1,990,756

Total			34,836,346

HOME CONSTRUCTION 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	174,000	181,395
11/15/24	5.875%	320,000	335,200

China Overseas Finance Cayman V Ltd.(a)
11/15/22	3.950%	400,000	403,833

Country Garden Holdings Co., Ltd.(a)
03/09/20	7.500%	200,000	206,455

D.R. Horton, Inc.
02/15/20	4.000%	87,000	88,522
09/15/22	4.375%	60,000	59,850
08/15/23	5.750%	612,000	644,130

Meritage Homes Corp.
03/01/18	4.500%	86,000	85,785
04/01/22	7.000%	364,000	377,650
06/01/25	6.000%	462,000	452,760

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	121,000	110,715
03/01/24	5.625%	56,000	50,120

Toll Brothers Finance Corp.
11/15/25	4.875%	149,000	144,530

Total			3,140,945

INDEPENDENT ENERGY 0.8%
Afren PLC(a)(b)(c)(e)
12/09/20	0.000%	195,167	488

Anadarko Petroleum Corp.
09/15/17	6.375%	5,615,000	5,687,024
07/15/24	3.450%	2,100,000	1,702,025

Antero Resources Corp.
12/01/20	6.000%	275,000	246,125
11/01/21	5.375%	75,000	64,875
12/01/22	5.125%	403,000	343,557

Antero Resources Corp.(a)
06/01/23	5.625%	50,000	42,750

Apache Corp.
01/15/23	2.625%	1,500,000	1,220,038

Approach Resources, Inc.
06/15/21	7.000%	325,000	65,000

BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	100,000	10,000

California Resources Corp.
11/15/24	6.000%	375,000	48,750

Carrizo Oil & Gas, Inc.
09/15/20	7.500%	375,000	290,625
04/15/23	6.250%	1,080,000	766,800

Chaparral Energy, Inc.
11/15/22	7.625%	75,000	7,500

Chaparral Energy, Inc.(c)
10/01/20	9.875%	75,000	6,375

Chesapeake Energy Corp.
03/15/23	5.750%	475,000	99,750

Cimarex Energy Co.
06/01/24	4.375%	3,700,000	3,452,873

Concho Resources, Inc.
04/01/23	5.500%	1,578,000	1,467,540

Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,101,122

Continental Resources, Inc.
04/15/23	4.500%	75,000	53,645
06/01/24	3.800%	1,672,000	1,133,228

CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	225,000	192,375
02/15/23	7.750%	633,000	544,380

Diamondback Energy, Inc.
10/01/21	7.625%	146,000	147,460

EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,078,571

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	200,000	58,000
09/01/22	7.750%	50,000	13,500
06/15/23	6.375%	175,000	47,250

Gulfport Energy Corp.
11/01/20	7.750%	225,000	211,500
05/01/23	6.625%	150,000	127,125

Halcon Resources Corp.(a)
02/01/20	8.625%	225,000	124,312

Hess Corp.
02/15/41	5.600%	2,000,000	1,449,672

Kerr-McGee Corp.
07/01/24	6.950%	2,733,000	2,590,264

Laredo Petroleum, Inc.
01/15/22	5.625%	325,000	208,000
05/01/22	7.375%	419,000	269,207
03/15/23	6.250%	1,092,000	679,770

Legacy Reserves LP/Finance Corp.
12/01/21	6.625%	375,000	37,500

Linn Energy LLC/Finance Corp.
02/01/21	7.750%	125,000	4,844
09/15/21	6.500%	75,000	3,188

Linn Energy LLC/Finance Corp.(b)
11/01/19	6.250%	300,000	12,750

Marathon Oil Corp.
03/15/18	5.900%	1,253,000	1,137,097
06/01/25	3.850%	1,400,000	963,557

Noble Energy, Inc.
11/15/24	3.900%	3,255,000	2,738,851
11/15/43	5.250%	3,375,000	2,490,902
11/15/44	5.050%	2,795,000	2,055,818

Northern Oil and Gas, Inc.
06/01/20	8.000%	350,000	168,000
06/01/20	8.000%	100,000	48,000

Oasis Petroleum, Inc.
11/01/21	6.500%	350,000	212,625
03/15/22	6.875%	50,000	29,250
01/15/23	6.875%	50,000	28,875

PDC Energy, Inc.
10/15/22	7.750%	50,000	46,500

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	538,000	523,205

RSP Permian, Inc.
10/01/22	6.625%	977,000	874,415

RSP Permian, Inc.(a)
10/01/22	6.625%	50,000	44,375

Range Resources Corp.(a)
05/15/25	4.875%	519,000	448,935

Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/20	5.298%	861,164	916,167

Rice Energy, Inc.
05/01/22	6.250%	300,000	243,000
05/01/23	7.250%	50,000	40,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

SM Energy Co.
01/01/23	6.500%	100,000	39,750
01/15/24	5.000%	50,000	19,875
06/01/25	5.625%	175,000	70,438

SandRidge Energy, Inc.
03/15/21	7.500%	50,000	2,750
10/15/22	8.125%	375,000	20,625

W&T Offshore, Inc.
06/15/19	8.500%	225,000	25,875

Whiting Petroleum Corp.
03/15/21	5.750%	125,000	58,438
04/01/23	6.250%	425,000	194,437

Woodside Finance Ltd.(a)
03/05/25	3.650%	2,879,000	2,460,442

Total			42,511,960

INTEGRATED ENERGY 0.7%
BG Energy Capital PLC Subordinated(a)(b)
11/30/72	6.500%	632,000	653,210

BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,730,300
11/01/21	3.561%	2,000,000	2,012,186
03/17/22	3.062%	4,080,000	3,967,869
05/10/23	2.750%	1,500,000	1,419,843

Cenovus Energy, Inc.
11/15/39	6.750%	3,501,000	2,463,829
09/15/42	4.450%	1,465,000	855,520

Chevron Corp.
12/05/22	2.355%	2,140,000	2,053,794
06/24/23	3.191%	700,000	707,277

Exxon Mobil Corp.(d)
03/01/21	2.222%	5,615,000	5,615,000
03/01/23	2.726%	2,850,000	2,850,000
03/01/26	3.043%	2,750,000	2,750,000
03/01/46	4.114%	2,250,000	2,250,000

Husky Energy, Inc.
04/15/22	3.950%	3,000,000	2,587,287

Lone Pine Resources Canada Ltd.(c)(f)(g)
02/15/17	10.375%	25,000	—

Pacific Exploration and Production Corp.(a)(e)
01/19/25	5.625%	100,000	12,050

Petro-Canada
05/15/38	6.800%	800,000	739,058

Reliance Industries Ltd.(a)
02/10/45	4.875%	250,000	224,216

Shell International Finance BV
05/11/45	4.375%	2,080,000	1,930,641

Total			36,822,080

LEISURE —%
AMC Entertainment, Inc.
06/15/25	5.750%	122,000	126,118

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	556,000	574,765
06/01/24	5.375%	44,000	45,320

Cinemark USA, Inc.
12/15/22	5.125%	375,000	381,094

LTF Merger Sub, Inc.(a)
06/15/23	8.500%	239,000	223,913

Regal Entertainment Group
03/15/22	5.750%	150,000	151,687
02/01/25	5.750%	275,000	266,750

Six Flags Entertainment Corp.(a)
01/15/21	5.250%	400,000	408,940

Total			2,178,587

LIFE INSURANCE 1.5%
AXA SA Subordinated
12/15/30	8.600%	1,000,000	1,297,500

Aflac, Inc.
06/15/23	3.625%	5,000,000	5,198,605

American International Group, Inc.
03/01/21	3.300%	5,755,000	5,816,901
02/15/24	4.125%	4,404,000	4,465,150
07/10/25	3.750%	3,110,000	3,051,625
07/16/44	4.500%	535,000	468,309

Five Corners Funding Trust(a)
11/15/23	4.419%	1,815,000	1,858,840

Guardian Life Insurance Co. of America (The) Subordinated(a)
06/19/64	4.875%	1,530,000	1,439,315

Jackson National Life Global Funding(a)
12/09/20	2.600%	3,215,000	3,252,538

Lincoln National Corp.
06/24/21	4.850%	2,000,000	2,146,004
06/15/40	7.000%	2,610,000	3,056,307

Massachusetts Mutual Life Insurance Co.(a) Subordinated
06/01/39	8.875%	5,500,000	7,999,194
04/15/65	4.500%	955,000	891,082

MetLife Capital Trust X Junior Subordinated(a)(b)
04/08/38	9.250%	6,222,000	8,088,600

MetLife, Inc.
08/15/18	6.817%	3,000,000	3,342,474
Junior Subordinated
08/01/39	10.750%	4,908,000	7,251,570

Metropolitan Life Global Funding I(a)
04/11/22	3.875%	4,000,000	4,206,980

Northwestern Mutual Life Insurance Co. (The) Subordinated(a)
03/30/40	6.063%	2,800,000	3,397,344

Peachtree Corners Funding Trust(a)
02/15/25	3.976%	1,865,000	1,841,900

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Pricoa Global Funding I(a)
05/16/19	2.200%	4,850,000	4,849,719

Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,511,216
05/15/23	3.125%	667,000	656,293

Prudential Financial, Inc.
12/01/17	6.000%	217,000	232,335

TIAA Asset Management Finance Co. LLC(a)
11/01/24	4.125%	1,050,000	1,078,282

Teachers Insurance & Annuity Association of America Subordinated(a)
09/15/44	4.900%	1,615,000	1,637,673

Total			79,035,756

LODGING 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	732,000	771,345

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	846,000	877,725

Hyatt Hotels Corp.(d)
03/15/26	4.850%	1,090,000	1,089,128

Playa Resorts Holding BV(a)
08/15/20	8.000%	462,000	429,660

RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	305,000	304,237

Total			3,472,095

MEDIA AND ENTERTAINMENT 1.0%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	1,982,145
10/15/25	3.700%	2,200,000	2,213,020
03/15/33	6.550%	1,000,000	1,127,342
01/09/38	6.750%	220,000	256,443

AMC Networks, Inc.
12/15/22	4.750%	634,000	643,510

Activision Blizzard, Inc.(a)
09/15/21	5.625%	295,000	310,119
09/15/23	6.125%	810,000	866,700

CBS Corp.
08/15/44	4.900%	1,100,000	998,356

Clear Channel International BV(a)
12/15/20	8.750%	125,000	126,250

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	700,000	679,000

Cumulus Media Holdings, Inc.
05/01/19	7.750%	150,000	42,000

Entercom Radio LLC
12/01/19	10.500%	275,000	282,563

Expo Event Transco, Inc.(a)
06/15/21	9.000%	375,000	361,875

Gray Television, Inc.
10/01/20	7.500%	400,000	420,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Grupo Televisa SAB
05/15/18	6.000%	200,000	215,003
05/13/45	5.000%	2,100,000	1,764,323

Interpublic Group of Companies, Inc. (The)
11/15/17	2.250%	1,500,000	1,473,180
03/15/22	4.000%	1,605,000	1,631,909
02/15/23	3.750%	2,000,000	1,955,490

Lamar Media Corp.
05/01/23	5.000%	375,000	378,750
01/15/24	5.375%	125,000	128,438

Lamar Media Corp.(a)
02/01/26	5.750%	162,000	167,770

Lin Television Corp.
11/15/22	5.875%	300,000	301,875

MDC Partners, Inc.(a)
04/01/20	6.750%	786,000	799,755

Match Group, Inc.(a)
12/15/22	6.750%	425,000	430,313

McGraw Hill Financial, Inc.
06/15/25	4.000%	690,000	699,978
02/15/26	4.400%	1,320,000	1,386,062

Netflix, Inc.
02/15/22	5.500%	637,000	668,850
02/15/25	5.875%	960,000	1,005,600

Nexstar Broadcasting, Inc.(a)
02/15/22	6.125%	275,000	264,000

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	194,000	201,760

Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	725,000	734,062

Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	3,041,943

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	312,000	319,020
02/15/24	5.625%	100,000	104,750
03/15/25	5.875%	890,000	918,925

Pearson Funding Five PLC(a)
05/08/23	3.250%	480,000	456,632

Pearson Funding Two PLC(a)
05/17/16	4.000%	1,200,000	1,206,374

Radio One, Inc.(a)
02/15/20	9.250%	325,000	237,250
04/15/22	7.375%	250,000	221,563

Scripps Networks Interactive, Inc.
06/15/22	3.500%	6,380,000	6,238,670

Sinclair Television Group, Inc.
10/01/22	6.125%	75,000	77,250

Sinclair Television Group, Inc.(a)
08/01/24	5.625%	650,000	648,375

Sky PLC(a)
09/16/24	3.750%	1,500,000	1,482,777

Southern Graphics, Inc.(a)
10/15/20	8.375%	500,000	501,250

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

TEGNA, Inc.
10/15/23	6.375%	450,000	482,625

TEGNA, Inc.(a)
09/15/24	5.500%	200,000	205,000

Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,442,199

Time, Inc.(a)
04/15/22	5.750%	75,000	63,188

Townsquare Media, Inc.(a)
04/01/23	6.500%	325,000	303,063

Tribune Media Co.(a)
07/15/22	5.875%	475,000	475,000

Univision Communications, Inc.(a)
09/15/22	6.750%	130,000	137,956
05/15/23	5.125%	368,000	365,240
02/15/25	5.125%	1,100,000	1,076,625

Viacom, Inc.
04/01/17	3.500%	1,500,000	1,514,814
04/01/19	2.200%	455,000	446,196
09/01/23	4.250%	2,410,000	2,354,876

WPP Finance 2010
09/07/42	5.125%	2,500,000	2,407,255

Walt Disney Co. (The)
05/30/19	1.850%	1,500,000	1,527,379

iHeartCommunications, Inc.
03/01/21	9.000%	400,000	272,500

Total			54,045,636

METALS 0.6%
Alcoa, Inc.
04/15/21	5.400%	2,250,000	2,205,000

Allegheny Technologies, Inc.(c)
06/01/19	9.375%	1,470,000	1,227,450

Anglo American Capital PLC(a)
04/03/17	2.625%	2,000,000	1,930,000

AngloGold Ashanti Holdings PLC
08/01/22	5.125%	30,000	26,925
04/15/40	6.500%	1,010,000	794,870

ArcelorMittal
06/01/25	6.125%	450,000	364,500

ArcelorMittal(b)
08/05/20	6.250%	179,000	161,324
03/01/21	6.500%	586,000	527,400
02/25/22	7.250%	137,000	123,643
03/01/41	7.750%	730,000	580,350

BHP Billiton Finance USA Ltd. Junior Subordinated(a)(b)
10/19/75	6.750%	3,070,000	2,962,550

Barrick Gold Corp.
05/01/23	4.100%	466,000	435,034

CSN Islands XI Corp.(a)
09/21/19	6.875%	100,000	38,750

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Carpenter Technology Corp.
03/01/23	4.450%	2,000,000	1,928,034

China Hongqiao Group Ltd.(a)
06/26/17	7.625%	300,000	295,525

GTL Trade Finance, Inc.(a)
04/29/24	5.893%	150,000	96,750

Gerdau Trade, Inc.(a)
01/30/21	5.750%	1,500,000	1,143,750

Glencore Finance Canada Ltd.(a)
11/15/16	5.800%	3,010,000	3,040,100

Glencore Funding LLC(a)
05/27/16	1.700%	1,195,000	1,183,050

Hyundai Steel Co.(a)
04/21/16	4.625%	1,000,000	1,003,863

Newcrest Finance Pty Ltd.(a)
10/01/22	4.200%	1,000,000	879,612

Newmont Mining Corp.
10/01/19	5.125%	300,000	319,756

Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,393,701

Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,687,244

Southern Copper Corp.
11/08/22	3.500%	130,000	118,956
04/23/25	3.875%	600,000	534,569
11/08/42	5.250%	1,400,000	1,046,125

Steel Dynamics, Inc.
10/01/21	5.125%	75,000	73,125
08/15/22	6.375%	50,000	50,000
04/15/23	5.250%	100,000	93,750
10/01/24	5.500%	300,000	281,250

Vale Overseas Ltd.
01/23/17	6.250%	80,000	80,648
01/11/22	4.375%	793,000	610,610

Vale SA
09/11/42	5.625%	50,000	30,500

Volcan Cia Minera SAA(a)
02/02/22	5.375%	15,000	10,200

Wise Metals Intermediate Holdings LLC/Finance Corp.(a)(c)
06/15/19	9.750%	175,000	52,500

Worthington Industries, Inc.
04/15/20	6.500%	1,240,000	1,381,422
04/15/26	4.550%	1,840,000	1,886,995

Total			30,599,831

MIDSTREAM 1.6%
AmeriGas Partners LP/Finance Corp.
05/20/21	6.500%	50,000	49,875

Blue Racer Midstream LLC/Finance Corp.(a)
11/15/22	6.125%	250,000	187,500

Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,590,022

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Columbia Pipeline Group, Inc.(a)
06/01/25	4.500%	4,210,000	3,827,425
06/01/45	5.800%	1,120,000	947,675

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	90,313
03/01/22	6.125%	50,000	36,000

Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	500,000	355,000

Enbridge Energy Partners LP
10/15/25	5.875%	1,500,000	1,388,118

Energy Transfer Equity LP
01/15/24	5.875%	900,000	742,500
06/01/27	5.500%	1,896,000	1,431,480

Energy Transfer Partners LP
06/15/18	2.500%	2,056,000	1,887,618
02/01/23	3.600%	1,000,000	829,444
02/01/24	4.900%	4,950,000	4,329,117
01/15/26	4.750%	1,000,000	858,190
10/01/43	5.950%	3,500,000	2,767,009

Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,000,368
05/15/46	4.900%	1,400,000	1,233,973

Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	350,000	267,750
01/15/22	6.750%	150,000	108,000

Ferrellgas Partners LP/Finance Corp.(a)
06/15/23	6.750%	200,000	143,500

Florida Gas Transmission Co. LLC(a)
07/15/22	3.875%	2,250,000	2,171,961

Hiland Partners LP/Finance Corp.(a)
05/15/22	5.500%	250,000	227,500

Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	375,000	354,375

Kinder Morgan Energy Partners LP
02/01/19	2.650%	2,252,000	2,106,165
03/01/21	3.500%	4,447,000	4,010,158
09/01/22	3.950%	7,750,000	7,005,791
09/01/23	3.500%	2,830,000	2,378,974

Kinder Morgan, Inc.
12/01/17	2.000%	3,224,000	3,132,371
06/01/18	7.250%	390,000	398,572

Kinder Morgan, Inc.(a)
11/15/23	5.625%	50,000	46,688

MPLX LP(a)
02/15/23	5.500%	164,000	146,370
07/15/23	4.500%	378,000	314,450
12/01/24	4.875%	1,465,000	1,196,854
06/01/25	4.875%	200,000	163,149

National Fuel Gas Co.
03/01/23	3.750%	1,730,000	1,484,541

Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	1,580,000	1,214,663
10/15/25	4.650%	2,207,000	1,856,030
06/01/42	5.150%	1,901,000	1,328,702
02/15/45	4.900%	1,577,000	1,059,731

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	125,000	103,929
11/01/23	4.500%	350,000	295,925

Rockies Express Pipeline LLC(a)
04/15/20	5.625%	2,220,000	1,978,852

Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	425,000	240,125
11/15/23	5.625%	200,000	110,500

Ruby Pipeline LLC(a)
04/01/22	6.000%	3,000,000	3,212,601

Sabine Pass LNG LP
11/30/16	7.500%	1,000,000	1,041,250

Sabine Pass Liquefaction LLC
02/01/21	5.625%	825,000	787,359
03/15/22	6.250%	125,000	119,062
03/01/25	5.625%	1,198,000	1,087,185

Southeast Supply Header LLC(a)
06/15/24	4.250%	450,000	412,665

Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	2,481,968
03/01/32	8.000%	961,000	903,110

Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,715,696

Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	378,280
03/01/25	5.750%	225,000	189,000

Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	500,000	325,000

Targa Pipeline Partners LP/Finance Corp.
08/01/23	5.875%	100,000	68,000

Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	220,000	210,786
11/15/19	4.125%	71,000	62,658
05/01/23	5.250%	6,000	4,695
11/15/23	4.250%	1,568,000	1,191,680

Targa Resources Partners LP/Finance Corp.(a)
03/15/24	6.750%	129,000	109,327

Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	3,465,000	3,522,412
04/01/37	7.625%	550,000	514,843

Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	186,120
10/15/21	6.125%	300,000	276,000

Tesoro Logistics LP/Finance Corp.(a)
10/15/19	5.500%	27,000	25,245
10/15/22	6.250%	643,000	591,560

Texas Eastern Transmission LP(a)
10/15/22	2.800%	3,350,000	3,034,835

Transcontinental Gas Pipe Line Co. LLC(a)
02/01/26	7.850%	1,745,000	1,861,056

Western Gas Partners LP
07/01/22	4.000%	315,000	249,210
06/01/25	3.950%	162,000	118,050

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Williams Companies, Inc. (The)
01/15/23	3.700%	2,586,000	1,913,640
06/24/24	4.550%	826,000	619,500

Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	286,103
05/15/23	4.875%	3,000,000	2,448,198
03/15/24	4.875%	75,000	59,892

Williams Partners LP
11/15/20	4.125%	1,000,000	820,653
01/15/25	3.900%	800,000	595,874

Total			88,820,766

NATURAL GAS 0.5%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	2,064,880

NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,224,815
12/15/40	6.250%	1,866,000	2,213,488

Sempra Energy
02/15/19	9.800%	1,000,000	1,195,702
03/15/20	2.400%	2,199,000	2,157,874
11/15/20	2.850%	3,455,000	3,467,452
10/01/22	2.875%	6,700,000	6,483,583
06/15/24	3.550%	1,500,000	1,498,677
11/15/25	3.750%	4,655,000	4,726,338

Total			25,032,809

OFFICE REIT 0.3%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,114,889
02/01/23	3.850%	2,500,000	2,577,365

Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,180,745

SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,224,273

Total			18,097,272

OIL FIELD SERVICES 0.4%
Halliburton Co.
11/15/22	3.375%	1,298,000	1,278,756

Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	2,182,258

Noble Holding International Ltd.
03/15/17	2.500%	5,477,000	5,239,134
03/16/18	4.000%	7,006,000	5,604,800
08/01/20	4.900%	700,000	420,000

Schlumberger Holdings Corp.(a)
12/21/25	4.000%	2,100,000	2,084,828

Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,027,204

Weatherford International Ltd.
03/15/18	6.000%	1,000,000	855,000
03/01/39	9.875%	940,000	676,800

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Western Refining Logistics LP/Finance Corp.
02/15/23	7.500%	275,000	233,750

Total			19,602,530

OTHER FINANCIAL INSTITUTIONS —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	384,000	357,120

PT Perusahaan Gas Negara Persero Tbk(a)
05/16/24	5.125%	1,300,000	1,296,464

Total			1,653,584

OTHER INDUSTRY 0.2%
Anixter, Inc.
05/01/19	5.625%	375,000	390,000

Anixter, Inc.(a)
03/01/23	5.500%	75,000	72,000

Belden, Inc.(a)
09/01/22	5.500%	275,000	265,375
07/15/24	5.250%	350,000	318,500

CB Richard Ellis Services, Inc.
03/15/25	5.250%	161,000	166,663

CBRE Services, Inc.
03/15/23	5.000%	175,000	175,568

Cleaver-Brooks, Inc.(a)
12/15/19	8.750%	300,000	278,250

DH Services Luxembourg SARL(a)
12/15/20	7.750%	425,000	420,750

Hillman Group, Inc. (The)(a)
07/15/22	6.375%	400,000	308,000

Hutchison Whampoa International 11 Ltd.(a)
01/13/17	3.500%	1,000,000	1,014,583
01/13/22	4.625%	1,500,000	1,637,209

Massachusetts Institute of Technology
07/01/14	4.678%	3,028,000	3,321,053

Milacron LLC/Finance Corp(a)
02/15/21	7.750%	275,000	228,250

President and Fellows of Harvard College(a)
01/15/39	6.500%	1,225,000	1,782,457

Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	375,000	289,219

Total			10,667,877

OTHER REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	159,355

Duke Realty LP
06/15/22	4.375%	4,290,000	4,518,237

Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,013,561
02/01/26	4.500%	520,000	518,339

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Liberty Property LP
06/15/23	3.375%	2,500,000	2,437,997

MAF Global Securities Ltd. Subordinated(a)(b)
12/31/49	7.125%	200,000	207,500

ProLogis LP
02/01/21	3.350%	1,000,000	1,028,487
08/15/23	4.250%	1,600,000	1,700,730

WP Carey, Inc.
04/01/24	4.600%	1,725,000	1,746,176

Total			13,330,382

PACKAGING 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
11/15/20	7.000%	52,941	49,235
01/31/21	6.750%	344,000	322,930
06/30/21	6.000%	150,000	137,250

Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)(b)
12/15/19	3.512%	1,000,000	972,500

Ardagh Packaging Finance PLC(a)
10/15/20	9.125%	500,000	516,250

BWAY Holding Co.(a)
08/15/21	9.125%	550,000	456,500

Ball Corp.
12/15/20	4.375%	311,000	324,995
11/15/23	4.000%	475,000	461,937
07/01/25	5.250%	350,000	364,875

Berry Plastics Corp.
05/15/22	5.500%	785,000	816,400
07/15/23	5.125%	650,000	650,000

Berry Plastics Corp.(a)
10/15/22	6.000%	740,000	769,600

Beverage Packaging Holdings (Luxembourg) II SA(a)
12/15/16	5.625%	34,000	33,958
06/15/17	6.000%	4,000	3,985

Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	475,000	484,500

Mustang Merger Corp.(a)
08/15/21	8.500%	325,000	330,687

Owens-Brockway Glass Container, Inc.(a)
01/15/22	5.000%	50,000	49,500
08/15/23	5.875%	100,000	103,000
01/15/25	5.375%	150,000	146,250
08/15/25	6.375%	225,000	231,188

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	599,000	575,040

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,985,000	2,039,587

Reynolds Group Issuer, Inc./LLC(b)
02/15/21	8.250%	1,480,000	1,454,100

Sealed Air Corp.(a)
12/01/22	4.875%	325,000	334,750
04/01/23	5.250%	50,000	52,125
12/01/24	5.125%	275,000	285,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	681,000	578,850

Sonoco Products Co.
11/01/40	5.750%	1,000,000	1,133,238

Total			13,678,543

PAPER 0.1%
Celulosa Arauco y Constitucion SA
07/29/19	7.250%	150,000	168,258

Clearwater Paper Corp.
02/01/23	4.500%	150,000	141,187

Clearwater Paper Corp.(a)
02/01/25	5.375%	325,000	310,375

Fibria Overseas Finance Ltd.
05/12/24	5.250%	40,000	37,924

Inversiones CMPC SA(a)
04/25/22	4.500%	150,000	150,505

Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,107,603

Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,612,634

Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,133,502
03/15/32	7.375%	1,630,000	1,922,204

Total			6,584,192

PHARMACEUTICALS 1.5%
AMAG Pharmaceuticals, Inc.(a)
09/01/23	7.875%	75,000	65,250

AbbVie, Inc.
05/14/20	2.500%	1,200,000	1,201,374
05/14/25	3.600%	400,000	408,366
05/14/45	4.700%	2,100,000	2,098,400

Actavis Funding SCS
06/15/19	2.450%	2,000,000	2,005,578
03/12/20	3.000%	11,194,000	11,377,033
03/15/22	3.450%	6,386,000	6,512,564
06/15/24	3.850%	1,319,000	1,361,223
03/15/35	4.550%	2,420,000	2,434,544

Actavis Funding SCS(b)
09/01/16	1.510%	920,000	921,022

Amgen, Inc.
05/01/45	4.400%	2,975,000	2,841,408

Bayer US Finance LLC(a)
10/08/19	2.375%	1,310,000	1,330,919
10/08/24	3.375%	520,000	539,512

Celgene Corp.
08/15/25	3.875%	690,000	711,241
08/15/45	5.000%	3,495,000	3,576,759

Concordia Healthcare Corp.(a)
04/15/23	7.000%	77,000	66,990

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	912,000	907,440

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	760,000	767,600

Forest Laboratories LLC(a)
02/01/19	4.375%	3,275,000	3,445,071

Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,650,042
02/01/25	3.500%	1,310,000	1,366,082
02/01/45	4.500%	3,114,000	3,162,040
03/01/46	4.750%	3,336,000	3,517,645

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,274,000	1,316,997

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	1,716,000	1,750,320

Johnson & Johnson
12/05/33	4.375%	3,360,000	3,757,448

Johnson & Johnson(d)
03/01/26	2.450%	3,685,000	3,690,170
03/01/36	3.550%	2,210,000	2,213,019
03/01/46	3.700%	2,185,000	2,188,913

Mallinckrodt International Finance SA/CB LLC(a)
04/15/20	4.875%	50,000	49,500
10/15/23	5.625%	273,000	268,223
04/15/25	5.500%	727,000	685,197

Mallinckrodt International Finance SA
04/15/23	4.750%	375,000	330,938

Novartis Capital Corp.
11/20/45	4.000%	5,475,000	5,620,640

Pfizer, Inc.
08/12/20	5.200%	1,350,000	1,530,942

Quintiles Transnational Corp.(a)
05/15/23	4.875%	117,000	120,218

Teva Pharmaceutical Finance Co. BV
12/18/22	2.950%	270,000	261,958

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	428,000	394,830
07/15/21	7.500%	415,000	391,137
12/01/21	5.625%	319,000	273,144
03/01/23	5.500%	1,181,000	983,182
05/15/23	5.875%	1,625,000	1,371,094
04/15/25	6.125%	3,217,000	2,700,269

Total			82,166,242

PROPERTY & CASUALTY 0.7%
ACE INA Holdings, Inc.
05/15/24	3.350%	910,000	935,102
05/03/26	3.350%	940,000	963,197

Alliant Holdings I LP(a)
08/01/23	8.250%	24,000	21,600

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,832,290

CNA Financial Corp.
11/15/19	7.350%	3,435,000	3,941,099
08/15/21	5.750%	925,000	1,027,214

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Chubb Corp. (The) Junior Subordinated(b)
04/15/37	6.375%	3,540,000	2,849,700

Farmers Exchange Capital II Subordinated(a)(b)
11/01/53	6.151%	3,950,000	4,304,038

Farmers Exchange Capital(a) Subordinated
07/15/28	7.050%	1,000,000	1,199,530
07/15/48	7.200%	1,615,000	2,125,812

HUB International Ltd.(a)
02/15/21	9.250%	159,000	162,578
10/01/21	7.875%	2,011,000	1,799,845

Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/19	8.125%	304,000	253,080

Liberty Mutual Group, Inc.(a)
06/01/21	5.000%	2,000,000	2,157,172
05/01/22	4.950%	4,365,000	4,717,308
06/15/23	4.250%	275,000	281,705
05/01/42	6.500%	1,240,000	1,437,150
08/01/44	4.850%	1,000,000	950,610

Nationwide Mutual Insurance Co.(a) Subordinated
08/15/39	9.375%	1,700,000	2,455,744

Nationwide Mutual Insurance Co.(a)(b) Subordinated
12/15/24	2.627%	1,725,000	1,677,742

Transatlantic Holdings, Inc.
11/30/39	8.000%	1,638,000	2,173,721

Total			39,266,237

RAILROADS 0.4%
BNSF Funding Trust I Junior Subordinated(b)
12/15/55	6.613%	2,530,000	2,751,375

Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	310,714
09/01/22	3.050%	475,000	488,594
03/15/43	4.450%	2,500,000	2,541,132

CSX Corp.
03/15/18	6.250%	723,000	789,569
10/01/36	6.000%	1,625,000	1,875,471

Canadian Pacific Railway Co.
09/15/15	6.125%	3,852,000	4,025,872

Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	640,049

Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	95,000	95,119

Kansas City Southern(a)
05/15/23	3.000%	1,000,000	972,301

Union Pacific Corp.
02/15/19	2.250%	765,000	778,467
02/01/21	4.000%	645,000	697,433
03/15/24	3.750%	3,405,000	3,637,085
02/01/55	3.875%	1,510,000	1,360,599

Total			20,963,780

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

REFINING 0.1%
CVR Refining LLC/Coffeyville Finance, Inc.
11/01/22	6.500%	300,000	249,000

Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,001,102
09/15/24	3.625%	500,000	407,711
09/15/44	4.750%	800,000	518,970

Phillips 66
11/15/44	4.875%	1,550,000	1,394,995

Reliance Holdings USA, Inc.(a)
10/19/20	4.500%	560,000	594,063

Tesoro Corp.
04/01/24	5.125%	225,000	204,750

Tupras Turkiye Petrol Rafinerileri AS(a)
05/02/18	4.125%	200,000	198,532

Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,322,740

Total			6,891,863

RESTAURANTS 0.1%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	1,116,000	1,135,530
04/01/22	6.000%	900,000	938,250

NPC International/Quality Burgers/Operating Co., Inc.
01/15/20	10.500%	275,000	277,750

Yum! Brands, Inc.
11/01/20	3.875%	2,630,000	2,520,986
11/01/23	3.875%	275,000	243,375
11/01/43	5.350%	1,825,000	1,323,125

Total			6,439,016

RETAIL REIT 0.2%
Equity One, Inc.
11/15/22	3.750%	1,400,000	1,399,348

Kimco Realty Corp.
03/15/16	5.783%	1,392,000	1,394,345
11/01/22	3.400%	2,000,000	2,022,236
06/01/23	3.125%	2,360,000	2,320,567

Tanger Properties LP
12/01/23	3.875%	865,000	887,148

Vereit Operating Partnership LP
02/06/17	2.000%	5,320,000	5,221,580

Total			13,245,224

RETAILERS 0.8%
Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,032,654

Asbury Automotive Group, Inc.
12/15/24	6.000%	469,000	463,138

Asbury Automotive Group, Inc.(a)
12/15/24	6.000%	108,000	106,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

AutoNation, Inc.
01/15/21	3.350%	660,000	658,873
10/01/25	4.500%	390,000	397,812

AutoZone, Inc.
01/13/17	1.300%	775,000	775,265

CVS Health Corp.
06/01/17	5.750%	283,000	298,463
12/05/23	4.000%	515,000	556,000
07/20/25	3.875%	990,000	1,058,878
07/20/45	5.125%	705,000	790,947

CVS Health Corp.(a)
12/01/22	4.750%	8,519,000	9,325,255

CVS Pass-Through Trust(a)
01/10/36	4.704%	133,935	139,526
08/11/36	4.163%	2,333,105	2,311,241

Dollar General Corp.
11/01/25	4.150%	880,000	889,081

Dollar Tree, Inc.(a)
03/01/23	5.750%	983,000	1,045,666

Group 1 Automotive, Inc.
06/01/22	5.000%	152,000	142,120

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	206,000	193,125

Home Depot, Inc. (The)
06/01/22	2.625%	4,590,000	4,668,058

Jo-Ann Stores Holdings, Inc. PIK(a)(c)
10/15/19	9.750%	200,000	130,000

Jo-Ann Stores LLC(a)
03/15/19	8.125%	50,000	39,375

L Brands, Inc.
06/15/19	8.500%	180,000	210,825
02/15/22	5.625%	250,000	268,563

Macy’s Retail Holdings, Inc.
07/15/27	6.790%	6,445,000	7,164,455

Michaels Stores, Inc.(a)
12/15/20	5.875%	525,000	540,750

Neiman Marcus Group Ltd. LLC PIK(a)
10/15/21	8.750%	300,000	180,750

PVH Corp.
12/15/22	4.500%	325,000	326,625

Penske Automotive Group, Inc.
12/01/24	5.375%	773,000	749,810

PetSmart, Inc.(a)
03/15/23	7.125%	725,000	741,312

Rite Aid Corp. Junior Subordinated
02/15/27	7.700%	55,000	65,313

Rite Aid Corp.(a)
04/01/23	6.125%	786,000	839,055

SACI Falabella(a)
04/30/23	3.750%	200,000	194,323

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	568,350
12/01/25	5.625%	116,000	120,640

Tiffany & Co.
10/01/24	3.800%	625,000	638,613

Vista Outdoor, Inc.(a)
10/01/23	5.875%	250,000	258,125

Wal-Mart Stores, Inc.
04/22/24	3.300%	2,100,000	2,232,619

Walgreens Boots Alliance, Inc.
11/18/44	4.800%	1,950,000	1,775,537

Total			41,898,062

SOVEREIGN —%
Woori Bank Co., Ltd. Subordinated(a)
04/30/24	4.750%	200,000	206,154

SUPERMARKETS 0.1%
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,454,064

SUPRANATIONAL —%
Corporación Andina de Fomento
06/04/19	8.125%	1,400,000	1,663,375
06/15/22	4.375%	400,000	436,432

Total			2,099,807

TECHNOLOGY 1.3%
Adobe Systems, Inc.
02/01/25	3.250%	1,120,000	1,116,560

Advanced Micro Devices, Inc.
08/15/22	7.500%	100,000	65,000
07/01/24	7.000%	300,000	187,500

Alliance Data Systems Corp.(a)
12/01/17	5.250%	178,000	179,335
04/01/20	6.375%	98,000	98,980
08/01/22	5.375%	466,000	433,380

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	123,000	129,458

Apple, Inc.
02/09/22	2.150%	2,000,000	1,981,096
02/23/23	2.850%	2,439,000	2,494,109
02/23/36	4.500%	645,000	673,044
05/06/44	4.450%	550,000	560,835
02/23/46	4.650%	7,725,000	8,093,197

Audatex North America, Inc.(a)
06/15/21	6.000%	233,000	235,330
11/01/23	6.125%	154,000	155,540

Autodesk, Inc.
06/15/25	4.375%	360,000	362,854

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BMC Software Finance, Inc.(a)
07/15/21	8.125%	775,000	492,125

Baidu, Inc.
06/30/25	4.125%	700,000	709,526

Blackboard, Inc.(a)
11/15/19	7.750%	225,000	181,125

Blue Coat Systems, Inc.(a)
06/01/23	8.375%	475,000	470,250

CDW LLC/Finance Corp.
08/15/22	6.000%	300,000	318,750
09/01/23	5.000%	175,000	179,375
12/01/24	5.500%	300,000	309,750

CommScope Holdings Co., Inc. PIK(a)
06/01/20	6.625%	75,000	76,500

CommScope Technologies Finance LLC(a)
06/15/25	6.000%	300,000	297,000

CommScope, Inc.(a)
06/15/24	5.500%	250,000	242,500

Ensemble S Merger Sub, Inc.(a)
09/30/23	9.000%	400,000	370,000

Equinix, Inc.
04/01/20	4.875%	234,000	242,775
01/01/22	5.375%	581,000	602,787
01/15/26	5.875%	453,000	473,385

Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,374,517
10/15/25	5.000%	700,000	727,322

First Data Corp.(a)
11/01/20	6.750%	134,000	141,203
08/15/23	5.375%	1,159,000	1,205,360
12/01/23	7.000%	1,786,000	1,786,000
01/15/24	5.750%	2,205,000	2,218,781

Flextronics International Ltd.
06/15/25	4.750%	385,000	371,525

Hewlett Packard Enterprise Co.(a)
10/15/20	3.600%	690,000	686,967
10/15/35	6.200%	1,255,000	1,087,486
10/15/45	6.350%	2,959,000	2,523,385

IMS Health, Inc.(a)
11/01/20	6.000%	126,000	130,304

Infor Software Parent LLC, Inc. PIK(a)
05/01/21	7.125%	625,000	435,937

Infor US, Inc.(a)
08/15/20	5.750%	158,000	159,185
05/15/22	6.500%	700,000	607,250

Informatica LLC(a)
07/15/23	7.125%	525,000	483,000

Ingram Micro, Inc.
08/10/22	5.000%	1,030,000	1,043,136
12/15/24	4.950%	695,000	678,985

Intel Corp.
07/29/25	3.700%	1,200,000	1,295,909
07/29/45	4.900%	780,000	846,081

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Iron Mountain, Inc.
08/15/24	5.750%	250,000	250,312

Iron Mountain, Inc.(a)
10/01/20	6.000%	748,000	792,880

Keysight Technologies, Inc.
10/30/24	4.550%	2,560,000	2,466,015

MSCI, Inc.(a)
11/15/24	5.250%	404,000	427,230
08/15/25	5.750%	521,000	562,029

Micron Technology, Inc.
02/01/25	5.500%	100,000	84,000

Micron Technology, Inc.(a)
08/01/23	5.250%	225,000	192,375
01/15/24	5.250%	125,000	105,000

Microsemi Corp.(a)
04/15/23	9.125%	550,000	581,625

Microsoft Corp.
11/03/25	3.125%	6,410,000	6,733,365

Molex Electronic Technologies LLC(a)
04/15/25	3.900%	960,000	922,324

NCR Corp.
02/15/21	4.625%	600,000	571,500
07/15/22	5.000%	50,000	47,500
12/15/23	6.375%	218,000	213,640

NXP BV/Funding LLC(a)
06/15/22	4.625%	618,000	616,455

Nuance Communications, Inc.(a)
08/15/20	5.375%	425,000	435,625

Oracle Corp.
10/08/19	2.250%	3,000,000	3,074,628

Plantronics, Inc.(a)
05/31/23	5.500%	86,000	82,130

Qorvo, Inc.(a)
12/01/25	7.000%	300,000	306,000

Qualitytech LP/Finance Corp.
08/01/22	5.875%	288,000	291,600

Riverbed Technology, Inc.(a)
03/01/23	8.875%	190,000	169,100

SS&C Technologies Holdings, Inc.(a)
07/15/23	5.875%	275,000	290,125

Samsung Electronics America, Inc.(a)
04/10/17	1.750%	200,000	199,714

Sensata Technologies BV(a)
11/01/24	5.625%	175,000	180,250
10/01/25	5.000%	300,000	294,750

Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	258,000	272,835

Solera LLC/Finance, Inc.(a)(d)
03/01/24	10.500%	1,007,000	956,650

Syniverse Holdings, Inc.
01/15/19	9.125%	400,000	145,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Telefonaktiebolaget LM Ericsson
05/15/22	4.125%	3,270,000	3,373,908

Tencent Holdings Ltd.(a)
02/11/25	3.800%	200,000	202,421

VeriSign, Inc.
05/01/23	4.625%	813,000	800,805
04/01/25	5.250%	124,000	122,140

Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,037,914

Zebra Technologies Corp.
10/15/22	7.250%	1,191,000	1,241,617

Total			70,577,861

TOBACCO 0.1%
Imperial Brands Finance PLC(a)
07/20/18	2.050%	526,000	523,470

Reynolds American, Inc.
06/12/25	4.450%	1,325,000	1,438,778
08/04/41	7.000%	1,170,000	1,341,423
08/15/45	5.850%	1,450,000	1,701,688

Total			5,005,359

TRANSPORTATION SERVICES 0.3%
ERAC U.S.A. Finance LLC(a)
10/01/20	5.250%	2,500,000	2,757,210
11/15/24	3.850%	2,500,000	2,529,748

FedEx Corp.
11/15/45	4.750%	4,499,000	4,501,344

Hertz Corp. (The)
04/15/19	6.750%	175,000	174,582
10/15/20	5.875%	225,000	218,250
01/15/21	7.375%	42,000	41,685
10/15/22	6.250%	309,000	293,936

Penske Truck Leasing Co. LP/Finance Corp.(a)
04/01/21	3.300%	2,000,000	1,992,306
02/01/22	3.375%	1,200,000	1,168,932

Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,015,628
11/15/18	2.450%	660,000	661,364
06/01/19	2.550%	1,500,000	1,495,275

Total			16,850,260

WIRELESS 0.5%
Altice Luxembourg SA(a)
05/15/22	7.750%	300,000	290,250
02/15/25	7.625%	525,000	479,719

America Movil SAB de CV
03/30/20	5.000%	300,000	328,408
07/16/22	3.125%	200,000	200,323

American Tower Corp.
02/15/24	5.000%	665,000	708,631
02/15/26	4.400%	1,060,000	1,082,380

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Crown Castle International Corp.
04/15/22	4.875%	390,000	407,550
01/15/23	5.250%	496,000	525,140
02/15/26	4.450%	1,800,000	1,826,028

Digicel Group Ltd.(a)
09/30/20	8.250%	200,000	156,000
09/30/20	8.250%	600,000	468,000

Numericable-SFR SA(a)
05/15/19	4.875%	60,000	59,970
05/15/22	6.000%	1,344,000	1,330,560
05/15/24	6.250%	200,000	195,000

SBA Telecommunications, Inc.
07/15/20	5.750%	761,000	790,489

Sprint Capital Corp.
11/15/28	6.875%	725,000	525,625

Sprint Communications, Inc.
08/15/20	7.000%	102,000	80,070
04/15/22	9.250%	3,650,000	3,449,250
11/15/22	6.000%	694,000	489,270

Sprint Communications, Inc.(a)
11/15/18	9.000%	629,000	654,160
03/01/20	7.000%	1,138,000	1,118,085

Sprint Corp.
09/15/21	7.250%	100,000	75,250
09/15/23	7.875%	475,000	351,500
06/15/24	7.125%	1,765,000	1,257,562
02/15/25	7.625%	14,000	10,010

T-Mobile USA, Inc.
04/28/21	6.633%	339,000	354,255
01/15/22	6.125%	139,000	142,823
04/28/22	6.731%	568,000	594,185
03/01/23	6.000%	67,000	69,010
04/01/23	6.625%	1,959,000	2,047,155
04/28/23	6.836%	50,000	52,000
01/15/24	6.500%	389,000	399,697
03/01/25	6.375%	368,000	371,680
01/15/26	6.500%	2,986,000	3,025,923

Turkcell Iletisim Hizmetleri AS(a)
10/15/25	5.750%	200,000	190,850

Wind Acquisition Finance SA(a)
04/30/20	6.500%	136,000	137,700
07/15/20	4.750%	185,000	178,525
04/23/21	7.375%	395,000	363,400

Total			24,786,433

WIRELINES 1.2%
AT&T, Inc.
02/17/26	4.125%	4,085,000	4,215,757
12/15/42	4.300%	3,400,000	2,905,133
06/15/44	4.800%	4,500,000	4,120,060
05/15/46	4.750%	2,215,000	2,021,881

Bharti Airtel International Netherlands BV(a)
05/20/24	5.350%	300,000	317,541

CenturyLink, Inc.
06/15/21	6.450%	4,590,000	4,661,696

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

03/15/22	5.800%	124,000	120,435
12/01/23	6.750%	597,000	583,567
04/01/25	5.625%	71,000	62,480

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	1,960,000	2,013,788
04/01/24	4.450%	1,139,000	1,198,110
03/01/41	6.375%	1,500,000	1,611,235

Frontier Communications Corp.
07/01/21	9.250%	43,000	43,000
04/15/22	8.750%	259,000	242,813
01/15/23	7.125%	88,000	76,533
04/15/24	7.625%	68,000	59,500
01/15/25	6.875%	82,000	69,085

Frontier Communications Corp.(a)
09/15/20	8.875%	51,000	52,658
09/15/22	10.500%	84,000	84,840
09/15/25	11.000%	1,729,000	1,731,161

Level 3 Communications, Inc.
12/01/22	5.750%	390,000	402,675

Level 3 Financing, Inc.
06/01/20	7.000%	224,000	233,520
01/15/21	6.125%	66,000	68,970
08/15/22	5.375%	146,000	150,015
02/01/23	5.625%	330,000	340,725
05/01/25	5.375%	889,000	904,557

Level 3 Financing, Inc.(a)
01/15/24	5.375%	145,000	148,625

Ooredoo International Finance Ltd.(a)
10/19/25	5.000%	200,000	216,190

Qwest Corp.
09/15/25	7.250%	3,978,000	4,409,120

Telecom Italia SpA(a)
05/30/24	5.303%	90,000	86,850

Telefonica Emisiones SAU
04/27/18	3.192%	870,000	883,509
04/27/23	4.570%	1,250,000	1,327,887

Telemar Norte Leste SA(a)
10/23/20	5.500%	100,000	30,000

Verizon Communications, Inc.
11/01/21	3.000%	3,459,000	3,513,331
09/15/23	5.150%	8,223,000	9,309,258
03/15/24	4.150%	750,000	798,598
03/15/34	5.050%	2,082,000	2,093,578
11/01/41	4.750%	2,000,000	1,909,906
11/01/42	3.850%	1,395,000	1,163,868
09/15/43	6.550%	4,290,000	5,230,673
08/21/46	4.862%	3,000,000	2,930,940

Windstream Services, LLC
10/15/20	7.750%	32,000	26,430

Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	985,000	970,225
05/15/25	6.375%	59,000	56,345

Total			63,397,068

Total Corporate Bonds & Notes
(Cost: $1,957,719,366)			1,925,683,766

Residential Mortgage-Backed Securities — Agency 20.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K151 Class A3
04/25/30	3.511%	4,290,000	4,554,687

Federal Home Loan Mortgage Corp.
06/01/17 - 08/01/22	8.500%	12,337	13,642
06/01/19 - 07/01/41	4.500%	5,973,183	6,462,404
02/01/20 - 12/01/45	4.000%	68,792,497	73,708,710
04/01/21	9.000%	730	739
01/01/22 - 09/01/39	5.500%	3,188,861	3,573,386
07/01/23 - 05/01/41	5.000%	2,596,740	2,831,306
08/01/24 - 02/01/25	8.000%	40,049	45,870
10/01/28 - 07/01/32	7.000%	478,654	582,380
08/01/30 - 08/01/45	3.000%	23,703,474	24,374,864
09/01/30	2.500%	7,302,718	7,500,317
10/01/31 - 09/01/37	6.000%	1,731,472	1,987,359
11/01/36 - 10/01/37	6.500%	648,027	769,979
05/01/43 - 02/01/46	3.500%	117,627,262	123,473,107
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	10,530,785	10,751,157
CMO Series 4037 Class CA
04/15/27	3.000%	4,880,321	4,963,204

Federal Home Loan Mortgage Corp.(b) CMO Series 3085 Class FV
08/15/35	1.127%	2,441,932	2,478,660

Federal Home Loan Mortgage Corp.(b)(h)
CMO IO Series 3404 Class AS
01/15/38	5.468%	6,656,552	1,176,816

Federal Home Loan Mortgage Corp.(d)
01/01/46	4.000%	6,897,043	7,361,546
02/01/46 - 03/01/46	3.000%	27,235,000	27,891,616
03/01/46	3.500%	9,140,000	9,632,393

Federal Home Loan Mortgage Corp.(h) CMO IO Series 329 Class C5
06/15/43	3.500%	9,813,636	1,642,250
CMO IO Series 4120 Class IA
10/15/42	3.500%	4,018,304	686,213
CMO IO Series 4176 Class BI
03/15/43	3.500%	1,709,769	297,461

Federal National Mortgage Association
04/01/23	8.500%	6,126	6,453
06/01/24	9.000%	9,604	10,476
02/01/25 - 08/01/27	8.000%	62,784	73,221
10/01/25 - 10/01/45	3.500%	117,018,107	123,314,281
03/01/26 - 07/01/38	7.000%	1,370,171	1,650,796
11/01/26 - 09/01/45	3.000%	63,404,882	65,543,191
04/01/27 - 06/01/32	7.500%	124,819	142,412
09/01/27 - 01/01/31	2.500%	19,656,509	20,219,324
05/01/29 - 10/01/40	6.000%	5,836,815	6,741,548
05/01/32 - 10/01/38	6.500%	466,110	543,519
09/01/32 - 09/01/45	4.000%	87,683,357	94,569,071
03/01/33 - 04/01/41	5.500%	3,647,908	4,147,663
07/01/34 - 10/01/41	5.000%	13,103,243	14,557,198
10/01/40 - 12/01/43	4.500%	17,149,463	18,672,766
CMO Series 2009-111 Class DA
12/25/39	5.000%	694,238	744,909
CMO Series 2013-121 Class KD
08/25/41	3.500%	1,875,094	1,968,357

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(b)
01/01/44	3.012%	2,423,433	2,510,191
CMO Series 2003-134 Class FC
12/25/32	1.036%	3,540,757	3,584,167
CMO Series 2007-W7 Class 1A4
07/25/37	36.565%	295,132	471,868
CMO Series 2012-1 Class FA
02/25/42	0.936%	4,510,276	4,551,590
CMO Series 2012-110 Class CF
10/25/42	0.936%	13,373,925	13,443,373

Federal National Mortgage Association(d)
03/17/31	2.500%	36,360,000	37,284,624
03/17/31 - 03/14/46	3.000%	52,120,000	53,991,444
03/14/46	3.500%	37,445,000	39,231,351
03/14/46	4.000%	34,670,000	36,995,324
03/14/46	4.500%	32,000,000	34,754,301
03/14/46	5.000%	8,000,000	8,858,892

Federal National Mortgage Association(h) CMO IO Series 2012-148 Class BI
01/25/43	3.500%	7,010,138	1,262,330

Federal National Mortgage Association(i) CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	520	513

Government National Mortgage Association
03/15/38 - 09/20/41	4.500%	5,835,681	6,354,116
03/15/40 - 05/15/40	5.000%	1,845,209	2,050,135
09/15/41 - 12/20/45	3.500%	36,333,236	38,426,689
11/20/41 - 01/20/46	4.000%	16,840,556	18,047,186
09/20/43 - 08/20/45	3.000%	32,905,634	34,132,279
CMO Series 2013-53 Class AD
12/20/26	1.500%	7,716,769	7,513,887

Government National Mortgage Association(b) CMO Series 2013-H19 Class FC
08/20/63	1.030%	5,548,487	5,517,697

Government National Mortgage Association(d)
03/22/46	3.000%	8,500,000	8,802,813
03/22/46	3.500%	66,940,000	70,684,456
03/22/46	4.000%	3,825,000	4,080,287
03/22/46	4.500%	3,500,000	3,794,903

Government National Mortgage Association(j)
05/15/42	3.000%	2,673,167	2,778,398

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,096,854,663)			1,108,788,065

Residential Mortgage-Backed Securities — Non-Agency 3.8%
ASG Resecuritization Trust(a)(b) CMO Series 2009-2 Class G70
05/24/36	3.641%	1,925,000	1,927,681
CMO Series 2009-2 Class G75
05/24/36	3.641%	1,925,000	1,941,184

BCAP LLC Trust(a)
09/26/36	3.500%	1,363,801	1,369,657
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	1,182,663	1,188,856

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BCAP LLC Trust(a)(b)
08/26/36	0.547%	712,139	697,114
CMO Series 2012-RR10 Class 9A1
10/26/35	2.811%	333,850	334,147
CMO Series 2015-RR2 Class 23A1
03/28/37	0.630%	6,098,782	5,921,083

BCAP LLC Trust(b) CMO Series 2007-AA1 Class 1A2
02/25/47	0.596%	1,588,755	1,481,529

BCAP LLC Series 2013-RR2 Class 7A1(a)
07/26/36	3.000%	769,591	761,533

Banc of America Funding Trust CMO Series 2006-3 Class 4A14
03/25/36	6.000%	2,251,449	2,240,318
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	2,077,612	1,925,321

Banc of America Funding Trust(a)(b) CMO Series 2012-R5 Class A
10/03/39	0.685%	620,682	617,732

Banc of America Funding Trust(b) CMO Series 2006-D Class 3A1
05/20/36	3.145%	3,091,517	2,698,322

Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(a)(b)
11/28/29	3.844%	1,201,908	1,199,169

Carrington Mortgage Loan Trust CMO Series 2006-NC3 Class A3(b)
08/25/36	0.586%	3,800,000	2,220,932

Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	1,627,673	1,682,821

Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 15-PS1 Class A1
09/25/42	3.750%	2,831,193	2,896,138
CMO Series 2012-A Class A
06/25/51	2.500%	949,878	935,354

Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2012-7 Class 12A1
03/25/36	2.830%	475,718	470,999
CMO Series 2012-9 Class 1A1
02/20/36	2.705%	896,154	882,386
CMO Series 2013-2 Class 1A1
11/25/37	2.812%	978,123	972,628
CMO Series 2014-12 Class 3A1
10/25/35	2.623%	3,817,286	3,868,730

Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2015-A Class A4
06/25/58	4.250%	2,118,800	2,199,310

Citigroup Mortgage Loan Trust CMO Series 2005-8 Class 1A1A(b)
10/25/35	2.700%	3,840,265	3,312,308

Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1(b)
09/25/47	2.878%	1,606,798	1,411,155

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Credit-Based Asset Servicing and Securitization LLC(b)
CMO Series 2005-CB7 Class AF3
11/25/35	4.040%	2,198,820	2,237,319
CMO Series 2007-CB1 Class AF3
01/25/37	3.982%	4,897,378	2,395,712

Credit Suisse Mortgage Capital Certificates(a) CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,481,774	2,506,152
CMO Series 2015-WIN1 Class A6
12/25/44	3.500%	2,324,651	2,402,519

Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-14R Class 4A9
10/26/35	2.811%	3,776,000	3,833,656
CMO Series 2011-12R Class 3A1
07/27/36	2.261%	5,925,557	5,824,638
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	237,235	237,452
CMO Series 2011-17R Class 3A1
10/27/35	2.427%	263,869	262,828
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,160,590	3,103,886

Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1(a)(b)
02/25/54	3.250%	2,541,408	2,484,800

CWABS Asset-Backed Certificates Trust CMO Series 2005-1 Class MV3(b)
07/25/35	0.916%	1,667,802	1,657,702

Downey Savings & Loan Association Mortgage Loan Trust(b) CMO Series 2005-AR6 Class 2A1A
10/19/45	0.720%	3,145,495	2,632,191
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.630%	3,666,434	2,919,277

Fannie Mae Connecticut Avenue Securities CMO Series 14-C02 Class 1M2(b)
05/25/24	3.027%	1,390,000	1,175,497

Federal National Mortgage Association(a)(d) CMO Series TCW Class 1018
02/01/36	3.500%	2,150,000	2,219,203
CMO Series TCW Class 1028
02/01/36	3.500%	4,325,000	4,410,159

Federal National Mortgage Association(b) CMO Series 2014-C03 Class 1M2
07/25/24	3.436%	2,470,000	2,152,670

First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1(b)
05/25/37	2.839%	999,752	786,844

Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 14-DN2 Class M2(b)
04/25/24	2.077%	3,850,000	3,792,667

GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1(b)
04/25/36	2.760%	3,630,103	3,199,053

GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A(b)
01/25/47	0.607%	1,651,855	1,573,508

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

JPMorgan Mortgage Acquisition Corp. CMO Series 2007-CH1 Class AV4(b)
11/25/36	0.566%	131,444	131,399

JPMorgan Mortgage Trust CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,329,685	1,252,882
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	564,325	565,351

JPMorgan Resecuritization Trust(a) CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,097,935	1,101,444

JPMorgan Resecuritization Trust(a)(b) CMO Series 2014-1 Class 1016
03/26/36	2.818%	4,000,000	3,956,322

Lehman XS Trust(b) CMO Series 2006-10N Class 1A3A
07/25/46	0.637%	3,815,280	2,936,154
Series 2005-4 Class 1A3
10/25/35	1.236%	2,784,065	2,558,190
Series 2005-5N Class 3A1A
11/25/35	0.727%	4,774,397	4,024,735

MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1(b)
04/25/46	0.646%	2,608,774	1,836,386

MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1
12/25/34	5.500%	1,466,415	1,543,664

Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A(b)
04/25/35	0.696%	6,520,631	5,993,353

Morgan Stanley Re-Remic Trust(a)(b) CMO Series 2010-R1 Class 2B
07/26/35	2.669%	1,750,000	1,727,635
CMO Series 2013-R3 Class 10A
10/26/35	2.788%	388,267	387,663

Morgan Stanley Resecuritization Trust(a)(b) CMO Series 2013-R9 Class 2A
06/26/46	2.882%	620,453	617,742
CMO Series 2013-R9 Class 4A
06/26/46	2.518%	1,016,948	1,006,034

MortgageIT Trust CMO Series 2005-5 Class A1(b)
12/25/35	0.696%	3,593,793	3,195,125

Nomura Asset Acceptance Corp. Alternative Loan Trust(b) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	97,681	98,214
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	618,642	622,011

Nomura Resecuritization Trust(a)(b) CMO Series 2012-3R Class 1A1
01/26/37	0.594%	866,269	834,259
CMO Series 2014-6R Class 3A1
01/26/36	0.687%	2,264,585	2,120,992
CMO Series 2015-2R Class 2A1
03/26/36	0.602%	8,707,179	8,240,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

RALI Trust(b) CMO Series 2005-QA4 Class A41
04/25/35	3.077%	2,212,643	2,140,366

RALI Trust(b)(c)(h) CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.421%	78,699,118	1,419,630
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.615%	35,491,947	793,824
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.167%	78,713,741	589,393

RFMSI Trust(b) CMO Series 2005-SA5 Class 1A
11/25/35	3.036%	3,143,926	2,574,721
CMO Series 2006-SA4 Class 2A1
11/25/36	3.668%	868,869	750,405

Sequoia Mortgage Trust CMO Series 2013-2 Class A1
02/25/43	1.874%	4,128,761	3,905,375
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,343,639	2,378,854

Sequoia Mortgage Trust(a)(b) CMO Series 2014-4 Class A5
11/25/44	3.500%	3,213,488	3,323,167

SG Mortgage Securities Trust CMO Series 2005-OPT1 Class A3(b)
10/25/35	0.786%	1,340,464	1,311,109

Structured Adjustable Rate Mortgage Loan Trust(b) CMO Series 2004-20 Class 1A2
01/25/35	2.661%	1,658,010	1,572,631
CMO Series 2006-5 Class 1A1
06/25/36	2.745%	3,510,133	2,894,651

Structured Asset Investment Loan Trust CMO Series 2005-8 Class A4(b)
10/25/35	1.156%	2,421,334	2,370,076

Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(b)
12/25/34	5.240%	10,723	10,899

Towd Point Mortgage Trust CMO Series 2015-4 Class A1(a)
04/25/55	3.500%	2,126,514	2,147,779

VML LLC CMO Series 2014-NPL1 Class A1(a)
04/27/54	3.875%	721,503	714,911

WaMu Asset-Backed Certificates CMO Series 2007-HE1 Class 2A3(b)
01/25/37	0.586%	6,012,469	3,071,247

WaMu Mortgage Pass-Through Certificates(b) CMO Series 2003-AR8 Class A
08/25/33	2.476%	1,207,927	1,226,851
CMO Series 2005-AR11 Class A1A
08/25/45	0.747%	2,847,809	2,614,183
CMO Series 2005-AR17 Class A1A1
12/25/45	0.706%	6,787,150	6,104,181
CMO Series 2005-AR19 Class A1A1
12/25/45	0.706%	3,335,522	2,986,057

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2005-AR2 Class 2A1A
01/25/45	0.737%	2,999,215	2,811,418
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.717%	2,544,289	2,365,881
CMO Series 2005-AR9 Class A1A
07/25/45	1.076%	2,365,670	2,216,267
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.262%	4,092,876	3,754,651
CMO Series 2006-AR5 Class A12A
06/25/46	1.302%	1,287,988	1,183,169
CMO Series 2007-HY3 Class 1A1
03/25/37	2.099%	1,213,219	997,904
CMO Series 2007-OA3 Class 5A
04/25/47	1.905%	2,361,006	1,766,992
CMO Series 2007-OC2 Class A3
06/25/37	0.737%	5,263,829	4,185,351

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR2 Class 2A1(b)
03/25/36	2.830%	2,437,247	2,401,891

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $199,700,379)			208,297,967

Commercial Mortgage-Backed Securities — Agency 1.8%
FREMF Mortgage Trust(a)(b) Series 2014-K714 Class B
01/25/47	3.849%	1,000,000	1,006,467
Series 2014-K717 Class B
11/25/47	3.630%	2,400,000	2,359,562
Subordinated, Series 2011-K12 Class B
01/25/46	4.344%	3,225,000	3,378,321
Subordinated, Series 2014-K715 Class B
02/25/46	3.981%	3,516,000	3,616,047
Subordinated, Series 2015-K49 Class B
10/25/48	3.721%	2,770,000	2,284,753

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K050 Class A2
08/25/25	3.334%	2,440,000	2,620,864
Series 20K720 Class A2
06/25/22	2.716%	3,250,000	3,395,286
Series KSCT Class A2
01/25/20	4.285%	2,585,000	2,845,723

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates CMO Series K-006 Class B(a)(b)
12/25/46	5.355%	2,800,000	3,024,447

Federal Home Loan Mortgage Corp. Series 20K050 Class A1
01/25/25	2.802%	2,680,591	2,795,423

Federal National Mortgage Association
05/01/18	3.840%	2,110,000	2,209,476
07/01/20	3.950%	3,955,000	4,319,668
09/01/20	3.584%	5,309,888	5,644,895
10/01/20	3.426%	3,900,000	4,195,384
12/01/20	3.523%	4,916,939	5,308,544
12/01/20	3.763%	6,601,782	7,147,469

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

04/01/21	4.242%	5,345,597	5,901,278
04/01/21	4.250%	3,730,000	4,152,991
05/01/21	4.394%	1,847,533	2,068,615
06/01/21	4.426%	5,929,635	6,519,238
09/01/23	3.650%	2,490,165	2,718,831
05/01/27	2.966%	6,943,234	7,132,423
02/01/28	3.280%	3,030,000	3,185,334
08/01/34	3.760%	2,035,000	2,172,960
02/01/35	3.330%	2,035,000	2,113,087

Federal National Mortgage Association(b) Series 2014-M12 Class FA
10/25/21	0.726%	4,447,417	4,412,166

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $95,746,738)			96,529,252

Commercial Mortgage-Backed Securities — Non-Agency 3.2%
1211 Avenue of the Americas Trust Series 2015-1211 Class A1A2(a)
08/10/35	3.901%	2,075,000	2,171,479

225 Liberty Street Trust Series 2016-225L Class A
02/10/36	3.597%	2,115,000	2,192,992

American Homes 4 Rent Trust(a) Series 2014-SFR3 Class A
12/17/36	3.678%	783,716	789,166
Series 2015-SFR2 Class A
10/17/45	3.732%	2,212,574	2,228,551

Banc of America Commercial Mortgage Trust Series 2007-4 Class AM(b)
02/10/51	5.808%	2,300,000	2,393,278

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a) Series 2012-PARK Class A
12/10/30	2.959%	1,720,000	1,746,700
Series 2015-200P Class A
04/14/33	3.218%	3,000,000	3,027,902

Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,217,428
Series 2015-GC33 Class AS
09/10/58	4.114%	2,000,000	2,056,878

Commercial Mortgage Trust Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,258,669
Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,133,931
Series 2015-CR23 Class A3
05/10/48	3.230%	5,000,000	5,015,867
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	842,714

Commercial Mortgage Trust(a) Series 2015-3BP Class A
02/10/35	3.178%	2,065,000	2,075,857

Commercial Mortgage Trust(a)(b) Series 2013-CR8 Class B
06/10/46	3.966%	5,500,000	5,540,117

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Commercial Mortgage Trust(a)(d)(g) Series 2016-787S Class A
02/12/36	3.545%	2,115,000	2,181,507

Credit Suisse Commercial Mortgage Trust(b) Series 2007-C2 Class A1A
01/15/49	5.526%	5,180,165	5,319,917
Series 2007-C3 Class A4
06/15/39	5.699%	577,078	591,362

Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a)
09/18/39	5.467%	992,485	993,609

DBUBS Mortgage Trust Series 2011-LC3A Class A2
08/10/44	3.642%	5,828,014	5,837,926

DBUBS Mortgage Trust(a) Series 2011-LC2A Class A4
07/10/44	4.537%	5,305,000	5,836,891

GS Mortgage Securities Trust Series 2014-GC24 Class B(b)
09/10/47	4.508%	1,725,000	1,763,153

General Electric Capital Assurance Co. Series 2003-1 Class A5(a)
05/12/35	5.743%	1,363,936	1,482,742

Invitation Homes Trust(a)(b) Series 2015-SFR2 Class A
06/17/32	1.777%	1,563,416	1,522,746
Series 2015-SFR3 Class A
08/17/32	1.727%	7,583,741	7,304,674

JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A3
01/15/48	3.231%	360,000	365,699
Series 2015-C27 Class A4
02/15/48	3.179%	2,220,000	2,234,873
Series 2015-C28 Class A3
10/15/48	2.912%	4,525,000	4,454,750
Series 2015-C28 Class A4
10/15/48	3.227%	2,925,000	2,951,513
Series 2015-C28 Class AS
10/15/48	3.532%	4,500,000	4,462,456

JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16 Class A4
05/12/45	5.552%	5,525,960	5,554,459

JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2011-C3 Class A2
02/15/46	3.673%	411,984	416,417
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,024,066
Series 2011-C4 Class A3
07/15/46	4.106%	8,745,000	9,113,587

JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1(a)
03/18/51	1.000%	1,250,000	1,184,357

LB Commercial Mortgage Trust Series 2007-C3 Class AM(b)
07/15/44	5.900%	1,415,000	1,475,128

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	2,118,539	2,160,849

LB-UBS Commercial Mortgage Trust(b) Series 2006-C4 Class AM
06/15/38	5.872%	700,000	704,339

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,114,101
Series 2015-C21 Class A3
03/15/48	3.077%	525,000	519,970

Morgan Stanley Capital I Trust Series 2007-IQ14 Class A2
04/15/49	5.610%	6,040,701	6,045,123
Series 2007-IQ16 Class AM
12/12/49	6.055%	3,000,000	3,155,310

Morgan Stanley Capital I Trust(b) Series 2007-HQ12 Class A5
04/12/49	5.730%	307,380	306,905

Morgan Stanley Re-Remic Trust(a)(b) Series 2009-GG10 Class A4B
08/12/45	5.794%	1,770,000	1,812,106
Series 2010-GG10 Class A4B
08/15/45	5.794%	1,410,000	1,459,983

ORES NPL LLC Series 2014-LV3 Class A(a)
03/27/24	3.000%	668,810	668,810

RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A(a)(b)
01/13/32	3.834%	2,420,000	2,569,826

Rialto Real Estate Fund LLC Series 2014-LT6 Class A(a)
09/15/24	2.750%	254,402	253,689

Rialto Real Estate Fund LP Series 2014-LT5 Class A(a)
05/15/24	2.850%	208,465	207,955

UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS
04/10/46	3.469%	800,000	812,192

UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS(a)
01/10/45	5.154%	3,600,000	4,082,122

VFC LLC Series 2014-2 Class A(a)
07/20/30	2.750%	32,458	32,458

WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,185,647
Series 2012-C7 Class A2
06/15/45	3.431%	3,995,000	4,186,555
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,947,091
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,485,999
Series 2014-C24 Class A5
11/15/47	3.607%	1,300,000	1,356,405

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,709,528

WF-RBS Commercial Mortgage Trust(a) Series 2011-C4 Class A3
06/15/44	4.394%	6,491,000	6,839,380

Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,538,292
Series 2015-C26 Class A4
02/15/48	3.166%	2,430,000	2,447,820
Series 2015-C27 Class A4
02/15/48	3.190%	3,450,000	3,471,634
Series 2015-C28 Class AS
05/15/48	3.872%	750,000	760,129
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,936,667
Series 2015-LC20 Class A5
04/15/50	3.184%	2,715,000	2,717,635

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $176,962,512)			174,251,881

Asset-Backed Securities — Agency 0.4%
United States Small Business Administration Series 2012-20C Class 1
03/01/32	2.510%	450,286	458,959
Series 2012-20G Class 1
07/01/32	2.380%	1,225,622	1,241,834
Series 2012-20I Class 1
09/01/32	2.200%	1,244,543	1,260,585
Series 2012-20J Class 1
10/01/32	2.180%	10,379,740	10,483,642
Series 2012-20L Class 1
12/01/32	1.930%	543,439	540,620
Series 2013-20C Class 1
03/01/33	2.220%	424,665	427,241
Series 2013-20E Class 1
05/01/33	2.070%	1,600,708	1,598,993
Series 2013-20L Class 1
12/01/33	3.380%	805,547	852,363
Series 2014-20D Class 1
04/01/34	3.110%	2,702,709	2,860,211
Series 2014-20F Class 1
06/01/34	2.990%	1,960,512	2,055,441
Series 2014-20I Class 1
09/01/34	2.920%	349,357	360,252
Series 2015-20C Class 1
03/01/35	2.720%	809,081	830,359

Total Asset-Backed Securities — Agency
(Cost: $22,100,879)			22,970,500

Asset-Backed Securities — Non-Agency 9.8%
A Voce CLO Ltd.(a)(b) Series 2014-1A Class A1B
07/15/26	2.082%	2,290,000	2,222,129
Series 2014-1A Class A2A
07/15/26	2.622%	925,000	854,090

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ARI Fleet Lease Trust Series 2014-A Class A2(a)
11/15/22	0.810%	299,869	299,435

Academic Loan Funding Trust Series 2012-1A Class A2(a)(b)
12/27/44	1.536%	3,500,000	3,350,354

Access Group, Inc. Series 2005-2 Class A3(b)
11/22/24	0.798%	1,045,737	1,029,564

Ally Auto Receivables Trust Series 2015-SN1 Class A2B(b)
06/20/17	0.812%	1,997,347	1,996,485

AmeriCredit Automobile Receivables Trust Series 2015-2 Class D
06/08/21	3.000%	1,920,000	1,904,307
Series 2015-3 Class D
08/08/21	3.340%	1,000,000	999,917

AmeriCredit Automobile Receivables Trust(b) Series 2014-2 Class A2B
10/10/17	0.708%	99,487	99,480
Series 2015-1 Class A2B
04/09/18	0.848%	3,691,432	3,688,820

American Money Management Corp. CLO 16 Ltd. Series 2015-16A Class A1(a)(b)
04/14/27	2.124%	5,000,000	4,864,110

Apidos CDO V(a)(b) Series 2007-5A Class A1
04/15/21	0.862%	1,266,323	1,249,066
Series 2007-5A Class A1S
04/15/21	0.852%	1,018,366	1,008,809

Apidos CLO XVII Series 2014-17A Class A1A(a)(b)
04/17/26	2.120%	4,675,000	4,611,930

Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(b)
04/20/23	1.474%	1,370,257	1,350,737

Ascentium Equipment Receivables LLC Series 2015-2A Class A2(a)
12/11/17	1.570%	1,490,000	1,492,522

Ascentium Equipment Receivables Series 2015-1A Class A2(a)
07/10/17	1.150%	799,378	799,052

Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C(b)
12/25/34	1.056%	4,765,487	4,745,463

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE1 Class A4(b)
01/25/36	0.727%	3,230,000	2,732,357

Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(a)
12/20/21	2.630%	3,125,000	3,111,235

BA Credit Card Trust Series 2014-A2 Class A(b)
09/16/19	0.697%	3,660,000	3,662,117

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	836,795	836,677

Babson CLO Ltd. Series 2015-IA Class A(a)(b)
04/20/27	2.054%	5,000,000	4,898,880

Barclays Dryrock Issuance Trust(b) Series 2014-1 Class A
12/16/19	0.791%	4,160,000	4,158,393
Series 2014-2 Class A
03/16/20	0.771%	3,990,000	3,985,655

Brazos Higher Education Authority, Inc. Series 2005-1 Class 1A3(b)
09/26/22	0.713%	1,038,341	1,034,439

CIT Education Loan Trust Series 2007-1 Class B(a)(b)
06/25/42	0.903%	1,009,056	851,384

CNH Equipment Trust Series 2015-B Class A2A
08/15/18	0.840%	1,444,675	1,441,896

CNH Equipment Trust(b) Series 2015-B Class A2B
08/15/18	0.721%	1,943,344	1,940,983

Cabela’s Credit Card Master Note Trust Series 2015-2 Class A1
07/17/23	2.250%	2,675,000	2,705,823

Cabela’s Credit Card Master Note Trust(a)(b) Series 2012-1A Class A2
02/18/20	0.961%	1,570,000	1,570,340

Cabela’s Master Credit Card Trust Series 2014-1 Class A(b)
03/16/20	0.781%	540,000	539,634

Capital Auto Receivables Asset Trust Series 2015-3 Class D
03/22/21	3.340%	1,100,000	1,088,391
Subordinated, Series 2015-2 Class D
11/20/20	3.160%	2,108,000	2,067,621

Capital Auto Receivables Asset Trust(b) Series 2015-2 Class A1B
10/20/17	0.832%	750,000	748,523

Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2
01/15/20	1.260%	1,415,000	1,417,894

CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	570,000	572,350

Carlyle Global Market Strategies CLO Series 2014-3A Class A1B(a)(b)
07/27/26	1.956%	3,700,000	3,697,898

Chancelight, Inc. Series 2012-2 Class A(a)(b)
04/25/39	1.166%	2,054,690	2,004,699

Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	2,020,000	2,025,163

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	35

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2015-A4 Class A4
04/15/22	1.840%	8,735,000	8,784,548

Chase Issuance Trust(b)
Series 2012-A10 Class A10
12/16/19	0.691%	3,380,000	3,371,592
Series 2014-A3 Class A3
05/15/18	0.631%	5,225,000	5,224,463
Subordinated, Series 2007-B1 Class B1
04/15/19	0.681%	3,000,000	2,985,126

Chesapeake Funding LLC(a)(b)
Series 2011-2A Class A
04/07/24	1.678%	599,949	603,459
Series 2012-2A Class A
05/07/24	0.878%	178,480	178,465
Series 2013-1A Class A
01/07/25	0.878%	1,008,030	1,006,228
Series 2014-1A Class A
03/07/26	0.848%	4,128,982	4,126,938

Citibank Credit Card Issuance Trust
Series 2006-A3 Class A3
03/15/18	5.300%	2,975,000	2,980,835
Series 2013-A6 Class A6
09/07/18	1.320%	1,165,000	1,167,423
Series 2014-A5 Class A5
06/07/23	2.680%	1,940,000	1,998,673
Series 2014-A6 Class A6
07/15/21	2.150%	1,470,000	1,500,850

Citibank Credit Card Issuance Trust(b)
Series 2014-A3 Class A3
05/09/18	0.629%	5,245,000	5,245,330

Countrywide Home Equity Loan Trust
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	442,395	437,310
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	433,846	431,329

Crown Castle Towers LLC(a)
01/15/37	5.495%	2,000,000	2,020,945

DT Auto Owner Trust Subordinated, Series 2014-1A Class D(a)
01/15/21	3.980%	2,700,000	2,721,603

Dell Equipment Finance Trust
Series 2015-2 Class A2B(a)(b)
12/22/17	1.332%	790,000	789,864

Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	1,480,000	1,488,988
Series 2015-A2 Class A
10/17/22	1.900%	4,590,000	4,608,472

Dryden Senior Loan Fund
Series 2014-33A Class B(a)(b)
07/15/26	2.622%	1,400,000	1,345,145

Dryden XXIV Senior Loan Fund
Series 2012-24RA Class AR(a)(b)
11/15/23	1.908%	2,560,000	2,534,863

EFS Volunteer No. 2 LLC
Series 2012-1 Class A2(a)(b)
03/25/36	1.786%	2,700,000	2,600,681

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Education Loan Asset-Backed Trust I
Series 2013-1 Class A2(a)(b)
04/26/32	1.236%	4,650,000	4,425,426

Educational Funding of the South, Inc.
Series 2011-1 Class A2(b)
04/25/35	1.269%	4,746,300	4,593,812

Enterprise Fleet Financing LLC(a)
Series 2013-2 Class A2
03/20/19	1.060%	946,616	945,507
Series 2014-2 Class A2
03/20/20	1.050%	2,033,867	2,023,427
Series 2015-1 Class A2
09/20/20	1.300%	2,768,699	2,750,233
Series 2015-2 Class A2
02/22/21	1.590%	2,310,000	2,300,341

First Franklin Mortgage Loan Trust(b)
Series 2006-FF18 Class A2D
12/25/37	0.637%	4,398,009	2,703,318
Series 2007-FF2 Class A2B
03/25/37	0.527%	6,286,595	3,807,233

Flagship CLO VIII Ltd.
Series 2014-8A Class A(a)(b)
01/16/26	2.180%	2,445,000	2,344,312

Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	64,323	64,309

Ford Credit Auto Owner Trust(a)
Series 2014-2 Class A
04/15/26	2.310%	5,760,000	5,818,905
Series 2015-1 Class A
07/15/26	2.120%	8,805,000	8,833,379
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,694,812

Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A(a)
03/15/22	2.090%	3,775,000	3,782,876

GE Business Loan Trust Series 2004-2A Class A(a)(b)
12/15/32	0.647%	490,328	483,155

GE Dealer Floorplan Master Note Trust(b)
Series 2012-2 Class A
04/22/19	1.182%	2,310,000	2,316,818
Series 2014-1 Class A
07/20/19	0.812%	2,770,000	2,745,619
Series 2015-1 Class A
01/20/20	0.932%	5,840,000	5,782,341

GFT Mortgage Loan Trust Series 2015-GFT1 Class A(a)(b)
01/25/55	3.721%	1,829,565	1,806,696

GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	5,218,382	5,222,476
Series 2015-2 Class A3
12/20/18	1.680%	5,800,000	5,811,733
Series 2015-3 Class A3
03/20/19	1.690%	1,755,000	1,761,793

GM Financial Automobile Leasing Trust(b)
Series 2015-2 Class A2B
04/20/18	0.852%	3,092,137	3,089,543

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2(a)(b)
05/15/20	0.931%	680,000	679,370

Global SC Finance II SRL Series 2014-1A Class A2(a)
07/17/29	3.090%	3,227,792	3,228,097

Goal Capital Funding Trust Series 2006-1 Class B(b)
08/25/42	1.079%	1,320,557	1,159,905

Golden Credit Card Trust Series 2015-3A Class A(a)(b)
07/15/19	0.851%	2,035,000	2,030,840

Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(a)(b)
04/19/26	2.070%	2,475,000	2,434,774

GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(a)
06/20/17	1.120%	1,308,831	1,307,190

Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1(a)
10/15/46	2.302%	3,140,000	3,135,102

HSBC Home Equity Loan Trust Series 2007-3 Class APT(b)
11/20/36	1.632%	2,722,698	2,713,970

Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B(b)
01/15/19	0.731%	5,876,671	5,876,670

Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/73	4.080%	2,618,471	2,780,064
Series 2014-2A Class A
01/17/73	3.610%	3,257,730	3,207,997

Hertz Fleet Lease Funding LP(a)(b)
Series 2013-3 Class A
12/10/27	0.979%	3,374,931	3,377,656
Series 2014-1 Class A
04/10/28	0.829%	2,174,168	2,175,244
Series 2015-1 Class A
07/10/29	0.999%	4,175,000	4,183,648

Hertz Vehicle Financing II LP Series 2015-3A Class A(a)
09/25/21	2.670%	1,390,000	1,415,143

Hertz Vehicle Financing LLC Series 2016-1A Class A(a)
03/25/20	2.320%	1,620,000	1,619,749

Higher Education Funding I Series 2014-1 Class A(a)(b)
05/25/34	1.679%	3,818,318	3,705,563

Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	224,108	223,930
Series 2014-2 Class A3
03/19/18	0.770%	4,510,203	4,503,586
Series 2015-3 Class A3
04/18/19	1.270%	5,300,000	5,305,749

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	1,701,211	1,701,069

Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(a)
12/15/17	0.950%	4,671,604	4,666,422

Hyundai Auto Receivables Trust Series 2015-B Class A2B(b)
04/16/18	0.651%	1,783,711	1,784,053

Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(b)
05/15/18	0.781%	3,370,000	3,370,346

Invitation Homes Trust Series 2014-SFR1 Class C(a)(b)
06/17/31	2.529%	1,750,000	1,673,835

John Deere Owner Trust Series 2016-A Class A2(d)
10/15/18	1.150%	1,845,000	1,844,994

MMAF Equipment Finance LLC Series 2014-AA Class A2(a)
04/10/17	0.520%	561,974	561,603

Magnetite IX Ltd. Series 2014-9A Class A1(a)(b)
07/25/26	2.039%	5,205,000	5,139,584

Magnetite XI Ltd. Series 2014-11A Class A1(a)(b)
01/18/27	2.070%	5,000,000	4,929,255

Mercedes-Benz Master Owner Trust Series 2015-AA Class A(a)(b)
04/15/19	0.751%	4,310,000	4,304,482

Mid-State Capital Corp. Trust Series 2006-1 Class A(a)
10/15/40	5.787%	1,430,260	1,531,178

Mid-State Trust VII Series 7 Class A (AMBAC)
10/15/36	6.340%	1,847,761	1,958,399

Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3(b)
07/20/43	1.482%	3,000,000	2,790,470

Mountain View Funding CLO Series 2007-3A Class A1(a)(b)
04/16/21	0.835%	3,049,590	3,031,997

NRZ Advance Receivables Trust(a) Series 2015-T1 Class AT1
08/15/46	2.315%	3,910,000	3,908,778
Series 2015-T3 Class AT3
11/15/46	2.540%	3,205,000	3,195,698

Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3(b)
04/25/37	0.677%	7,509,000	6,415,560

Navient Student Loan Trust(b) Series 2014-2 Class A
03/25/83	1.076%	7,996,848	7,457,873
Series 2014-3 Class A
03/25/83	1.056%	8,066,568	7,536,551

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	37

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Series 2014-4 Class A
03/25/83	1.056%	3,632,322	3,394,951
Series 2015-2 Class A3
11/26/40	1.006%	5,400,000	5,111,670

Nelnet Student Loan Trust(a)(b) Series 2012-5A Class A
10/27/36	1.036%	2,701,585	2,562,329
Series 2014-2A Class A1
06/25/21	0.716%	979,941	975,442
Series 2014-4A Class A2
11/25/43	1.386%	4,210,000	3,788,005
Series 2015-1A Class A
04/25/41	1.026%	8,922,700	8,612,407

Nelnet Student Loan Trust(b) Series 2008-3 Class A4
11/25/24	2.279%	6,570,000	6,582,041

New York City Tax Lien Trust Series 2015-A Class A(a)
11/10/28	1.340%	679,115	674,815

Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	1,584,671	1,582,321

Nissan Auto Receivables Owner Trust(b) Series 2015-A Class A1
01/15/20	0.831%	6,655,000	6,642,972

OZLM VII Ltd. Series 2014-7A Class A2A(a)(b)
07/17/26	2.670%	2,025,000	1,910,395

Oak Hill Credit Partners X Ltd. Series 2014-10A Class A(a)(b)
07/20/26	2.094%	2,720,000	2,680,876

Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A(a)(b)
04/15/26	2.142%	3,460,000	3,386,869

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(a)(b)
11/14/26	1.938%	3,635,000	3,629,100

Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1(a)
09/17/46	2.537%	2,350,000	2,350,000

OneMain Financial Issuance Trust(a) Series 2015-1A Class A
03/18/26	3.190%	2,610,000	2,558,371
Series 2015-2A Class A
07/18/25	2.570%	6,625,000	6,469,265

Option One Mortgage Loan Trust Series 2005-2 Class M1(b)
05/25/35	1.096%	10,229,951	9,768,762

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2(b)
12/25/34	1.456%	45,921	45,933

Porsche Innovative Lease Owner Trust Series 2015-1 Class A2(a)
11/21/17	0.790%	700,182	699,387

Residential Asset Mortgage Products Trust Series 2006-RZ3 Class A3(b)
08/25/36	0.717%	4,781,000	4,331,160

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

SLC Student Loan Trust Series 2006-2 Class A5(b)
09/15/26	0.612%	4,000,000	3,855,030

SLM Private Education Loan Trust Series 2013-B Class A2B(a)(b)
06/17/30	1.527%	1,200,000	1,189,539

SLM Student Loan Trust(a)(b) Series 2003-12 Class A5
09/15/22	0.792%	4,574,808	4,547,728

SLM Student Loan Trust(b) Series 2004-8 Class B
01/25/40	1.079%	663,585	567,827
Series 2005-4 Class A3
01/25/27	0.739%	7,717,886	7,300,455
Series 2007-6 Class B
04/27/43	1.469%	974,340	849,282
Series 2008-2 Class B
01/25/29	1.819%	1,165,000	992,404
Series 2008-3 Class B
04/25/29	1.819%	1,165,000	979,664
Series 2008-4 Class A4
07/25/22	2.269%	4,250,000	4,231,923
Series 2008-4 Class B
04/25/29	2.469%	1,165,000	1,037,645
Series 2008-5 Class B
07/25/29	2.469%	1,165,000	1,041,110
Series 2008-6 Class B
07/25/29	2.469%	1,165,000	1,087,123
Series 2008-7 Class B
07/25/29	2.469%	1,165,000	1,061,867
Series 2008-8 Class B
10/25/29	2.869%	1,165,000	1,109,067
Series 2008-9 Class B
10/25/29	2.869%	1,165,000	1,100,931
Series 2011-1 Class A2
10/25/34	1.586%	3,285,000	3,145,545
Series 2012-7 Class A3
05/26/26	1.086%	4,000,000	3,821,254
Series 2013-2 Class A
09/25/26	0.886%	7,221,639	6,868,507
Series 2014-2 Class A1
07/25/19	0.686%	203,683	203,348

SMART ABS Series Trust Series 2015-3US Class A2B(b)
04/16/18	1.177%	2,035,000	2,032,671

SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(a)
01/15/47	2.620%	1,980,000	1,980,152

Santander Drive Auto Receivables Trust Series 2015-1 Class D
04/15/21	3.240%	3,140,000	3,100,704
Series 2015-2 Class D
04/15/21	3.020%	2,800,000	2,741,981
Subordinated, Series 2015-3 Class D
05/17/21	3.490%	2,300,000	2,325,825

Santander Drive Auto Receivables Trust(b) Series 2015-2 Class A2B
09/17/18	0.881%	4,274,986	4,270,332

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Scholar Funding Trust Series 2011-A Class A(a)(b)
10/28/43	1.521%	1,018,169	970,061

Selene Non-Performing Loans LLC Series 2014-1A Class A(a)(b)
05/25/54	2.981%	346,285	343,053

Social Professional Loan Program Series 2016-A(a)(d)
12/26/36	2.760%	4,585,000	4,543,138

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b)
01/15/24	1.372%	3,374,620	3,283,998

TAL Advantage V LLC Series 2014-2A Class A1(a)
05/20/39	1.700%	655,692	647,528

Toyota Auto Receivables Owner Trust Series 2014-A Class A3
12/15/17	0.670%	3,814,919	3,812,468
Series 2015-C Class A3
06/17/19	1.340%	455,000	457,284

USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	3,090,000	3,088,212

Venture XI CLO Ltd. Series 2012-11A Class AR(a)(b)
11/14/22	1.918%	4,350,000	4,322,665

Volkswagen Auto Lease Trust Series 2015-A Class A2B(b)
06/20/17	0.752%	982,161	982,157

Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3
08/21/17	0.560%	147,476	147,408
Series 2013-2 Class A3
04/20/18	0.700%	1,989,797	1,985,586

Voya CLO Ltd. Series 2014-2A Class A1(a)(b)
07/17/26	2.070%	5,000,000	4,878,740

Wachovia Student Loan Trust Series 2006-1 Class A6(a)(b)
04/25/40	0.789%	9,000,000	7,855,628

Wheels SPV 2 LLC Series 2015-1A Class A2(a)
04/22/24	1.270%	1,500,000	1,503,721

World Financial Network Credit Card Master Trust Series 2012-D Class A
04/17/23	2.150%	2,150,000	2,177,320
Series 2015-B Class A
06/17/24	2.550%	5,030,000	5,138,917

World Omni Auto Receivables Trust Subordinated, Series 2013-A Class B
03/16/20	1.130%	3,000,000	2,992,654

World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	2,280,000	2,288,094

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

World Omni Automobile Lease Securitization Trust(b) Series 2015-A Class A2B
05/15/18	0.811%	1,360,000	1,359,280

Total Asset-Backed Securities — Non-Agency
(Cost: $535,780,723)			532,763,107

Inflation-Indexed Bonds 2.7%
UNITED STATES 2.7%
U.S. Treasury Inflation-Indexed Bond
07/15/16	2.500%	2,318,976	2,357,051
04/15/17	0.125%	16,776,310	16,881,380
04/15/19	0.125%	10,295,982	10,408,599
01/15/22	0.125%	313,506	313,996
07/15/22	0.125%	1,851,354	1,858,152
01/15/24	0.625%	12,164,280	12,494,200
07/15/24	0.125%	16,630,223	16,449,636
01/15/25	0.250%	27,097,282	26,909,932
07/15/25	0.375%	6,303,505	6,348,726
02/15/43	0.625%	5,699,386	5,147,554
02/15/44	1.375%	28,502,624	30,811,422
02/15/45	0.750%	16,296,877	15,158,214

Total			145,138,862

Total Inflation-Indexed Bonds
(Cost: $145,963,041)			145,138,862

U.S. Treasury Obligations 15.7%
U.S. Treasury
10/31/17	0.750%	110,145,000	110,076,159
01/31/18	0.750%	11,724,000	11,715,301
02/28/18	0.750%	25,655,000	25,632,962
03/15/18	1.000%	15,000,000	15,059,760
04/30/18	0.625%	800,000	796,687
09/15/18	1.000%	21,000,000	21,081,207
12/15/18	1.250%	255,000	257,510
01/15/19	1.125%	9,293,000	9,351,081
02/15/19	0.750%	9,060,000	9,017,173
09/30/19	1.000%	4,000,000	3,992,188
10/31/19	1.500%	18,400,000	18,682,477
12/31/19	1.625%	4,200,000	4,281,539
01/31/20	1.250%	9,000,000	9,043,245
03/31/20	1.375%	12,000,000	12,105,000
06/30/20	1.625%	10,000,000	10,181,250
07/31/20	2.000%	1,430,000	1,478,709
09/30/20	1.375%	8,920,000	8,982,719
10/31/20	1.750%	5,700,000	5,832,479
11/30/20	2.000%	3,200,000	3,309,875
12/31/20	1.750%	81,800,000	83,768,313
01/31/21	1.375%	40,781,000	41,048,625
08/31/21	2.000%	500,000	516,875
10/31/21	2.000%	5,350,000	5,527,845
04/30/22	1.750%	5,020,000	5,106,281
05/31/22	1.875%	320,000	327,913
06/30/22	2.125%	1,190,000	1,236,903
08/31/22	1.875%	2,030,000	2,078,608
09/30/22	1.750%	1,470,000	1,493,084
11/30/22	2.000%	3,700,000	3,816,779

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	39

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

01/31/23	1.750%	8,400,000	8,526,655
02/28/23	1.500%	4,785,000	4,776,961
05/15/24	2.500%	500,000	532,949
08/15/24	2.375%	11,850,000	12,509,618
02/15/25	2.000%	10,990,000	11,244,572
05/15/25	2.125%	2,045,000	2,112,900
08/15/25	2.000%	7,120,000	7,277,694
11/15/25	2.250%	14,000,000	14,623,434
02/15/26	1.625%	81,130,100	80,280,769
02/15/36	4.500%	2,700,000	3,714,714
05/15/43	2.875%	9,900,000	10,472,344
11/15/43	3.750%	13,500,000	16,843,883
05/15/44	3.375%	1,890,000	2,197,938
08/15/44	3.125%	1,510,000	1,673,446
11/15/44	3.000%	2,500,000	2,699,708
02/15/45	2.500%	265,000	258,168
08/15/45	2.875%	4,290,000	4,515,894
11/15/45	3.000%	83,226,500	89,913,916
02/15/46	2.500%	31,270,000	30,513,891

U.S. Treasury(j)
04/15/16	0.250%	69,026,000	69,024,466
04/30/17	0.875%	35,000,000	35,060,165

U.S. Treasury(k) STRIPS
05/15/43	0.000%	33,927,000	16,213,917

Total U.S. Treasury Obligations
(Cost: $834,838,415)			850,786,549

U.S. Government & Agency Obligations 0.8%
Federal Home Loan Banks(b)
06/28/30	1.250%	10,395,000	10,450,967

Federal National Mortgage Association
02/12/18	8.950%	9,612,000	11,043,573

Residual Funding Corp.(k) STRIPS
10/15/19	0.000%	3,825,000	3,634,125
01/15/21	0.000%	10,096,000	9,249,400
01/15/30	0.000%	9,126,000	6,267,992
04/15/30	0.000%	1,340,000	901,911

Total U.S. Government & Agency Obligations
(Cost: $41,027,074)			41,547,968

Foreign Government Obligations(l) 1.5%
ARGENTINA —%
Argentina Republic Government International Bond(b)(e)
12/31/33	0.000%	168,244	193,565
12/31/33	0.000%	112,163	131,736

City of Buenos Aires(a)
02/19/21	8.950%	200,000	213,500

Provincia de Buenos Aires(a)
01/26/21	10.875%	200,000	212,750

Total			751,551

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ARMENIA —%
Armenia International Bond(a)
09/30/20	6.000%	200,000	193,500
03/26/25	7.150%	200,000	192,504

Total			386,004

BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/19	6.500%	100,000	98,970

Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,144,000
01/22/21	4.875%	1,100,000	1,072,500
01/20/34	8.250%	150,000	154,500
01/07/41	5.625%	800,000	620,000

Petrobras Global Finance BV
03/01/18	5.875%	100,000	93,805
03/15/19	7.875%	200,000	180,500
01/20/20	5.750%	100,000	80,000
05/20/23	4.375%	1,950,000	1,328,925

Total			7,773,200

CANADA —%
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	410,834

CAYMAN ISLANDS —%
Export-Import Bank of China/Avi Funding Co., Ltd. (The)(a)
09/16/25	3.800%	200,000	208,498

QNB Finance Ltd.(a)
10/31/18	2.750%	200,000	202,000

Total			410,498

CHILE —%
Banco del Estado de Chile(a)
10/07/20	4.125%	100,000	105,050

Chile Government International Bond
10/30/22	2.250%	730,000	728,175

Corporacion Nacional del Cobre de Chile(a)
11/04/44	4.875%	200,000	172,852

Empresa Nacional del Petroleo(a)
08/10/20	5.250%	100,000	105,141

Total			1,111,218

CHINA —%
Bank of China Ltd.(a) Subordinated
11/13/24	5.000%	200,000	207,009
11/13/24	5.000%	200,000	207,009

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Industrial & Commercial Bank of China Ltd. Junior Subordinated(a)(b)
12/31/49	6.000%	200,000	202,942

Total			616,960

COLOMBIA 0.1%
Colombia Government International Bond
07/12/21	4.375%	700,000	708,050
01/18/41	6.125%	1,789,000	1,718,061
06/15/45	5.000%	600,000	502,500

Ecopetrol SA
09/18/18	4.250%	150,000	147,187

Total			3,075,798

COSTA RICA —%
Costa Rica Government International Bond(a)
04/30/25	4.375%	200,000	170,000

CROATIA —%
Croatia Government International Bond(a)
01/26/24	6.000%	1,200,000	1,287,600
01/26/24	6.000%	100,000	107,300

Hrvatska Elektroprivreda(a)
10/23/22	5.875%	200,000	203,829

Total			1,598,729

DOMINICAN REPUBLIC —%
Dominican Republic International Bond(a)
05/06/21	7.500%	100,000	107,750
01/27/25	5.500%	100,000	96,250
01/27/25	5.500%	100,000	96,250

Total			300,250

ECUADOR —%
Ecuador Government International Bond(a)
06/20/24	7.950%	200,000	145,000

EL SALVADOR —%
El Salvador Government International Bond(a)
02/01/41	7.625%	500,000	407,500

FRANCE 0.3%
Electricite de France SA(a)
01/27/40	5.600%	1,500,000	1,619,860
10/13/55	5.250%	10,306,000	10,120,781

Electricite de France SA(a)(b) Junior Subordinated
12/31/49	5.625%	2,700,000	2,281,500

Total			14,022,141

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

GABON —%
Gabon Government International Bond(a)
06/16/25	6.950%	200,000	160,000

GHANA —%
Ghana Government International Bond(a)
10/04/17	8.500%	220,000	211,611

HUNGARY —%
Hungary Government International Bond
02/19/18	4.125%	70,000	72,730
03/29/21	6.375%	546,000	621,364

Magyar Export-Import Bank Zrt.(a)
01/30/20	4.000%	1,200,000	1,209,240

Total			1,903,334

INDONESIA —%
Indonesia Government International Bond(a)
04/15/23	3.375%	500,000	481,423
10/17/23	5.375%	200,000	215,183
04/15/43	4.625%	200,000	178,242

PT Pertamina Persero(a)
05/20/43	5.625%	250,000	200,011
05/30/44	6.450%	200,000	176,015

Total			1,250,874

IRELAND —%
Russian Railways via RZD Capital PLC(a)
04/05/22	5.700%	200,000	196,132

Vnesheconombank Via VEB Finance PLC(a)
07/05/22	6.025%	200,000	189,500

Total			385,632

ISRAEL —%
Israel Electric Corp., Ltd.(a)
01/15/19	7.250%	200,000	220,726

IVORY COAST —%
Ivory Coast Government International Bond(a)
07/23/24	5.375%	200,000	176,750

JAMAICA —%
Jamaica Government International Bond
04/28/28	6.750%	200,000	202,500

KAZAKHSTAN —%
KazAgro National Management Holding JSC(a)
05/24/23	4.625%	400,000	332,000

Kazakhstan Government International Bond(a)
07/21/25	5.125%	500,000	506,900
10/14/44	4.875%	200,000	172,736

Total			1,011,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	41

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

LEBANON —%
Lebanon Government International Bond(a)
02/26/30	6.650%	400,000	387,920

LITHUANIA —%
Republic of Lithuania(a)
02/11/20	7.375%	600,000	709,111

MALAYSIA —%
Petronas Capital Ltd.(a)
03/18/45	4.500%	300,000	297,439

MEXICO 0.3%
Comision Federal de Electricidad(a)
01/15/24	4.875%	200,000	200,250

Mexico Government International Bond
01/21/21	3.500%	800,000	824,000
03/15/22	3.625%	1,974,000	2,017,428
10/02/23	4.000%	200,000	205,700
01/30/25	3.600%	1,000,000	995,000
01/11/40	6.050%	360,000	400,500
03/08/44	4.750%	5,667,000	5,326,980

Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,135,002
06/15/38	6.625%	50,000	43,750

Petroleos Mexicanos
07/18/18	3.500%	55,000	54,588
12/20/22	1.700%	717,500	717,228

Petroleos Mexicanos(a)
01/15/25	4.250%	300,000	264,750
01/23/26	4.500%	200,000	178,000
01/23/26	4.500%	300,000	266,784
08/04/26	6.875%	120,000	124,094
01/23/46	5.625%	100,000	77,625

Total			17,831,679

MOROCCO —%
OCP SA(a)
04/25/24	5.625%	200,000	203,500
10/22/25	4.500%	200,000	186,400

Total			389,900

NETHERLANDS —%
Petrobras Global Finance BV
03/17/17	3.250%	80,000	77,520
05/20/43	5.625%	320,000	185,904

Total			263,424

PAKISTAN —%
Pakistan Government International Bond(a)
12/03/19	6.750%	200,000	202,464

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

PANAMA 0.1%
Panama Government International Bond
09/22/24	4.000%	640,000	662,400
03/16/25	3.750%	200,000	202,500
01/26/36	6.700%	840,000	1,050,000

Total			1,914,900

PARAGUAY —%
Republic of Paraguay(a)
08/11/44	6.100%	200,000	194,000

PERU 0.1%
Corporacion Financiera de Desarrollo SA(a)
07/15/19	3.250%	920,000	920,534
07/15/19	3.250%	200,000	200,816

Peruvian Government International Bond
03/14/37	6.550%	885,000	1,064,212
11/18/50	5.625%	150,000	160,500

Total			2,346,062

PHILIPPINES 0.1%
Philippine Government International Bond
01/15/21	4.000%	300,000	328,245
01/21/24	4.200%	900,000	1,007,874
01/15/32	6.375%	400,000	535,723
10/23/34	6.375%	275,000	379,033

Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%	100,000	115,630

Power Sector Assets & Liabilities Management Corp(a)
12/02/24	7.390%	250,000	328,086

Total			2,694,591

POLAND —%
Poland Government International Bond
07/15/19	6.375%	190,000	216,790
03/17/23	3.000%	300,000	301,875

Total			518,665

QATAR —%
Nakilat, Inc.(a)
12/31/33	6.067%	1,164,000	1,268,760

ROMANIA —%
Romanian Government International Bond(a)
08/22/23	4.375%	150,000	159,905
01/22/24	4.875%	850,000	933,980

Total			1,093,885

RUSSIAN FEDERATION 0.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
07/25/18	5.100%	200,000	199,500

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Russian Foreign Bond — Eurobond(a)
04/29/20	5.000%	400,000	417,400
04/04/22	4.500%	1,200,000	1,221,084
09/16/23	4.875%	200,000	206,620
06/24/28	12.750%	200,000	322,246
04/04/42	5.625%	600,000	586,500

Total			2,953,350

SENEGAL —%
Senegal Government International Bond(a)
07/30/24	6.250%	200,000	181,270

SERBIA —%
Serbia International Bond(a)
02/25/20	4.875%	550,000	560,313

SOUTH AFRICA —%
Eskom Holdings SOC Ltd.(a)
01/26/21	5.750%	200,000	174,500

South Africa Government International Bond
05/30/22	5.875%	200,000	211,300
01/17/24	4.665%	650,000	633,594
09/16/25	5.875%	200,000	209,090

Total			1,228,484

SOUTH KOREA —%
Export-Import Bank of Korea
12/30/20	2.625%	400,000	408,911

Industrial Bank of Korea(a)
04/23/20	2.000%	200,000	198,925

Korea Development Bank (The)
09/14/22	3.000%	200,000	206,953

Korean Development Bank (The)
03/11/20	2.500%	300,000	306,001

Total			1,120,790

SRI LANKA —%
Sri Lanka Government International Bond(a)
01/14/19	6.000%	850,000	837,250

TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%	100,000	101,000

TURKEY 0.1%
Hazine Mustesarligi Varlik Kiralam AS(a)
10/10/18	4.557%	1,150,000	1,176,001

Turkey Government International Bond
03/23/23	3.250%	600,000	551,250
04/14/26	4.250%	700,000	663,438

Total			2,390,689

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

UKRAINE —%
Ukraine Government International Bond(a)
09/01/19	7.750%	200,000	180,500
09/01/20	7.750%	165,000	147,708

Ukraine Government International Bond(a)(k)
05/31/40	0.000%	240,000	75,648

Total			403,856

UNITED ARAB EMIRATES —%
DP World Ltd.(a)
07/02/37	6.850%	300,000	290,625

Emirate of Dubai Government Bonds(a)
01/30/43	5.250%	200,000	172,000

Total			462,625

URUGUAY —%
Uruguay Government International Bond
10/27/27	4.375%	200,000	201,000
06/18/50	5.100%	200,000	179,500

Total			380,500

VENEZUELA —%
Petroleos de Venezuela SA(a)
11/02/17	8.500%	266,667	131,333
11/15/26	6.000%	400,000	125,400
04/12/27	5.375%	300,000	93,780

Venezuela Government International Bond(a)
12/09/20	6.000%	400,000	141,000
04/21/25	7.650%	350,000	126,000
03/31/38	7.000%	550,000	192,500

Total			810,013

VIETNAM —%
Vietnam Government International Bond(a)
01/29/20	6.750%	100,000	110,402

VIRGIN ISLANDS 0.1%
Franshion Brilliant Ltd.(a)
03/19/19	5.750%	400,000	418,860

Huarong Finance II Co., Ltd.(a)
01/16/20	4.500%	1,060,000	1,100,057

Sinochem Offshore Capital Co., Ltd.(a)
04/29/19	3.250%	200,000	202,136

Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/25	3.250%	300,000	294,860

Sinopec Group Overseas Development Ltd.(a)
04/28/25	3.250%	200,000	196,573

Total			2,212,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	43

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ZAMBIA —%
Zambia Government International Bond(a)
07/30/27	8.970%	200,000	146,000

Total Foreign Government Obligations
(Cost: $83,676,344)			80,714,574

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	655,000	816,045

State of California Unlimited General Obligation Bonds Build America Bonds Series 2010
03/01/40	7.625%	800,000	1,188,736
Taxable-Various Purpose Series 2010
03/01/19	6.200%	2,700,000	3,063,366

Total			5,068,147

ILLINOIS 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	493,833

City of Chicago Unlimited General Obligation Bonds Taxable Project Series 2011-C1
01/01/35	7.781%	535,000	563,029
Unlimited General Obligation Refunding Bonds Taxable Series 2014B
01/01/44	6.314%	1,240,000	1,118,455
Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	395,000	400,814

State of Illinois Revenue Bonds Taxable Sales Tax Series 2013
06/15/28	3.350%	2,500,000	2,440,700

Total			5,016,831

KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	3,464,634	3,510,991

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)

NEW YORK 0.1%
City of New York Unlimited General Obligation Bonds Series 2010 (BAM)
03/01/36	5.968%	3,100,000	3,969,395

New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,785,389

Total			6,754,784

OHIO 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,415,852

PUERTO RICO —%
Puerto Rico Sales Tax Financing Corp.(m) Revenue Bonds 1st Senior Series 2009C
08/01/57	5.750%	500,000	313,755
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,575,000	645,781
1st Subordinated Series 2009B
08/01/44	6.500%	285,000	120,772
1st Subordinated Series 2010C
08/01/41	5.250%	2,160,000	885,708

Total			1,966,016

Total Municipal Bonds
(Cost: $25,057,974)			24,732,621

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
BANKING 0.3%
HSBC Holdings PLC(b)
12/31/49	8.000%	46,285	1,191,376

M&T Bank Corp.(b)
12/31/49	6.375%	2,703	2,865,180
12/31/49	6.375%	435	464,941

State Street Corp.(b)
12/31/49	5.900%	39,555	1,032,386

U.S. Bancorp(b)
12/31/49	6.500%	69,100	1,997,681

Wells Fargo & Co.(b)
12/31/49	7.500%	5,000	5,858,950

Total			13,410,514

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Preferred Debt (continued)
Issuer	Coupon Rate	Shares	Value ($)

BROKERAGE/ASSET MANAGERS/EXCHANGES —%
Merrill Lynch Capital Trust I(b)
12/15/66	6.450%	40,000	1,019,200

BUILDING MATERIALS —%
Stanley Black & Decker, Inc.(b)
07/25/52	5.750%	90,250	2,328,450

PROPERTY & CASUALTY —%
Allstate Corp. (The)(b)
01/15/53	5.100%	42,755	1,076,998

Total Preferred Debt
(Cost: $17,698,629)			17,835,162

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ELECTRIC 0.1%
Calpine Corp. Term Loan(b)(n)
05/27/22	3.500%	2,985,000	2,822,228

ENVIRONMENTAL —%
STI Infrastructure SARL Term Loan(b)(n)
08/22/20	6.250%	673,372	565,632

GAMING 0.1%
Golden Nugget, Inc.(b)(n)
Term Loan
11/21/19	5.500%	282,000	277,065
11/21/19	5.500%	658,000	646,485

Twin River Management Group, Inc. Term Loan(b)(n)
07/10/20	5.250%	1,329,288	1,313,509

Total			2,237,059

HEALTH CARE —%
American Renal Holdings, Inc. 2nd Lien Term Loan(b)(n)
03/20/20	8.500%	90,000	87,300

INDEPENDENT ENERGY —%
EMG Utica LLC Term Loan(b)(n)
03/27/20	4.750%	1,224,216	918,162

MEG Energy Corp. Term Loan(b)(n)
03/31/20	3.750%	1,465,662	1,039,887

Total			1,958,049

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

MIDSTREAM —%
Power Buyer LLC 1st Lien Term Loan(b)(n)
05/06/20	4.250%	1,373,178	1,338,849

OIL FIELD SERVICES —%
Drillships Ocean Ventures, Inc. Term Loan(b)(n)
07/25/21	5.500%	1,477,500	580,850

OTHER INDUSTRY —%
GIM Channelview Cogeneration LLC Term Loan(b)(n)
05/08/20	4.250%	804,333	721,889

PHARMACEUTICALS —%
Concordia Healthcare Corp. Term Loan(b)(n)
10/21/21	5.250%	145,000	139,200

RETAILERS —%
Manitowoc Foodservice, Inc. Tranche B Term Loan(b)(d)(n)
03/07/23	5.750%	213,000	213,000

Rite Aid Corp. Tranche 1 2nd Lien Term Loan(b)(n)
08/21/20	5.750%	148,000	147,753

Total			360,753

TECHNOLOGY 0.1%
Applied Systems, Inc. 2nd Lien Term Loan(b)(n)
01/24/22	7.500%	15,000	13,575

First Data Corp. Term Loan(b)(n)
09/24/18	3.934%	1,500,000	1,477,230

Microsemi Corp. Tranche B Term Loan(b)(n)
01/15/23	5.250%	501,794	500,956

Riverbed Technology, Inc. Term Loan(b)(n)
04/25/22	6.000%	136,786	133,806

Total			2,125,567

TRANSPORTATION SERVICES —%
OSG International, Inc. Term Loan(b)(n)
08/05/19	5.750%	1,477,500	1,340,831

WIRELINES —%
Level 3 Financing, Inc. Tranche B3 Term Loan(b)(n)
08/01/19	4.000%	1,500,000	1,497,810

Total Senior Loans
(Cost: $17,970,666)			15,776,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	45

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Common Stocks —%
Issuer	Shares	Value ($)

ENERGY —%
Oil, Gas & Consumable Fuels —%

Lone Pine Resources Canada Ltd.(c)(g)(o)	3,118	4,209

Lone Pine Resources, Inc., Class A(c)(f)(g)(o)	3,118	—

Total		4,209

Total Energy		4,209

Total Common Stocks
(Cost: $7,499)		4,209

Exchange-Traded Funds 1.9%
	Shares	Value ($)
SPDR Barclays High Yield Bond ETF	119,157	3,982,227

Vanguard Intermediate-Term Corporate Bond ETF	100,663	8,575,481

Vanguard Mortgage-Backed Securities ETF	385,338	20,596,316

iShares Core U.S. Aggregate Bond ETF	628,750	69,219,087

iShares JPMorgan USD Emerging Markets Bond ETF	30,000	3,221,400

Total Exchange-Traded Funds
(Cost: $104,393,305)		105,594,511

Fixed-Income Funds 0.8%
		Shares	Value ($)

INVESTMENT GRADE 0.8%
Columbia Mortgage Opportunities Fund, Class I Shares(p)		4,428,093	41,269,821

Total Fixed-Income Funds
(Cost: $44,068,739)			41,269,821

Treasury Bills 1.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
UNITED STATES 1.8%
U.S. Treasury Bills(j)
04/07/16	0.230%	100,360,000	100,336,298

Total Treasury Bills
(Cost: $100,338,523)			100,336,298

Money Market Funds 4.7%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.420%(p)(q)		257,585,811	257,585,811

Total Money Market Funds
(Cost: $257,585,811)			257,585,811

Total Investments
(Cost: $5,757,491,280)			5,750,606,941

Other Assets & Liabilities, Net			(319,672,299)

Net Assets			5,430,934,642

At February 29, 2016, securities totaling $13,979,374 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	27	USD	3,523,922	06/2016	368	—
US 10YR NOTE (CBT)	34	USD	4,437,531	06/2016	—	(5,377)
US 2YR NOTE (CBT)	110	USD	24,040,156	06/2016	—	(38,448)
US 2YR NOTE (CBT)	410	USD	89,604,219	06/2016	—	(58,372)
US 2YR NOTE (CBT)	772	USD	168,718,188	06/2016	—	(335,936)
US 2YR NOTE (CBT)	111	USD	24,258,703	06/2016	—	(7,155)
US 5YR NOTE (CBT)	1,965	USD	237,734,297	06/2016	—	(126,940)
US 5YR NOTE (CBT)	1,203	USD	145,544,203	06/2016	102,561	—
US 5YR NOTE (CBT)	192	USD	23,229,000	06/2016	—	(42,386)
US 5YR NOTE (CBT)	128	USD	15,486,000	06/2016	—	(17,257)
US 5YR NOTE (CBT)	97	USD	11,735,484	06/2016	—	(175)
US 5YR NOTE (CBT)	256	USD	30,972,000	06/2016	14,610	—
US LONG BOND (CBT)	7	USD	1,151,719	06/2016	204	—
US LONG BOND (CBT)	40	USD	6,581,250	06/2016	—	(70,078)
US ULTRA BOND CBT	422	USD	73,071,938	06/2016	22,276	—

Total			860,088,610		140,019	(702,124)

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(13)	USD	(1,696,703)	06/2016	—	(4,290)
US 10YR NOTE (CBT)	(2,419)	USD	(315,717,297)	06/2016	—	(248,642)
US 10YR Ultra	(367)	USD	(51,787,141)	06/2016	294,623	—
US LONG BOND (CBT)	(177)	USD	(29,122,031)	06/2016	—	(132,971)
US LONG BOND (CBT)	(13)	USD	(2,138,906)	06/2016	4,139	—
US ULTRA BOND (CBT)	(163)	USD	(28,224,469)	06/2016	447,924	—

Total			(428,686,547)		746,686	(385,903)

Credit Default Swap Contracts Outstanding at February 29, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Apache Corp.	12/20/2020	1.000	4,215,000	404,231	(441,308)	(8,313)	—	(45,390)

Barclays	Electricite de France SA	12/20/2020	1.000	800,000	9,771	4,008	(1,578)	12,201	—

Barclays	Electricite de France SA	12/20/2020	1.000	800,000	9,771	2,186	(1,578)	10,379	—

Barclays	Electricite de France SA	12/20/2020	1.000	805,000	9,832	1,829	(1,588)	10,073	—

Barclays	International Business Machines Corp.	12/20/2020	1.000	1,715,000	(27,581)	32,503	(3,382)	1,540	—

Barclays	Newmont Mining Corp.	12/20/2020	1.000	1,675,000	37,525	(100,018)	(3,304)	—	(65,797)

Citi	Campbell Soup Co.	09/20/2020	1.000	2,720,000	(84,036)	48,395	(5,364)	—	(41,005)

Citi	D.R. Horton, Inc.	12/20/2020	1.000	4,630,000	118,374	(115,970)	(9,131)	—	(6,727)

Citi	Energy Transfer Partners, LP	12/20/2020	1.000	1,615,000	289,780	(99,857)	(3,185)	186,738	—

Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,770,000	14,339	(4,824)	(3,491)	6,024	—

Citi	Home Depot, Inc.	09/20/2020	1.000	18,530,000	(609,303)	583,119	(36,545)	—	(62,729)

Citi	International Business Machines Corp.	12/20/2020	1.000	1,665,000	(26,777)	42,261	(3,284)	12,200	—

Citi	Kinder Morgan, Inc.	12/20/2020	1.000	1,615,000	186,911	(140,811)	(3,185)	42,915	—

Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	6,213,200	712,003	(731,900)	(12,254)	—	(32,151)

Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	16,792,300	1,924,317	(2,181,177)	(33,118)	—	(289,978)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	47

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	12/20/2020	1.000	4,750,000	(156,997)	120,796	(9,368)	—	(45,569)

Citi	Morgan Stanley	12/20/2020	1.000	4,250,000	34,395	11,602	(8,382)	37,615	—

Citi	Nordstrom, Inc.	12/20/2020	1.000	1,575,000	23,371	34,067	(3,106)	54,332	—

Citi	Toll Brothers, Inc.	09/20/2020	1.000	1,795,000	56,367	(34,002)	(3,540)	18,825	—

Citi	Viacom, Inc.	12/20/2020	1.000	2,400,000	97,296	(116,531)	(4,733)	—	(23,968)

Citi	Viacom, Inc.	12/20/2020	1.000	2,395,000	97,093	(97,316)	(4,723)	—	(4,946)

Citi	Yum! Brands, Inc.	12/20/2020	1.000	1,610,000	118,884	(123,134)	(3,175)	—	(7,425)

Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,785,000	14,461	(49,397)	(3,520)	—	(38,456)

Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	3,100,000	10,773	7,032	(6,114)	11,691	—

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	8,360,000	118,283	161,272	(16,488)	263,067	—

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	890,000	64,702	(100,733)	(1,755)	—	(37,786)

Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	1,800,000	130,859	(136,024)	(3,550)	—	(8,715)

Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	3,100,000	7,918	(7,002)	(6,114)	—	(5,198)

Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	3,550,000	9,068	(33,787)	(7,001)	—	(31,720)

Goldman Sachs International	ConocoPhillips	12/20/2020	1.000	3,780,000	363,463	52,082	(7,455)	408,090	—

Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	1,580,000	(53,286)	53,050	(3,116)	—	(3,352)

Goldman Sachs International	Eaton Corp. PLC	12/20/2020	1.000	1,675,000	(23,611)	34,626	(3,303)	7,712	—

Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,980,000	48,604	25,415	(7,849)	66,170	—

Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	1,590,000	19,417	8,684	(3,136)	24,965	—

Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	3,225,000	39,384	16,884	(6,360)	49,908	—

Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	3,590,000	217,898	(255,205)	(7,080)	—	(44,387)

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	1,795,000	93,570	(107,501)	(3,540)	—	(17,471)

Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	4,659,900	534,002	(544,637)	(9,190)	—	(19,825)

Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	5,755,000	(190,214)	151,803	(11,350)	—	(49,761)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,735,000	14,041	(3,919)	(3,422)	6,700	—

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	2,795,000	22,619	(8,839)	(5,512)	8,268	—

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	3,180,000	25,735	(17,214)	(6,272)	2,249	—

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	4,375,000	35,406	33,761	(8,628)	60,539	—

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,770,000	14,324	(4,824)	(3,491)	6,009	—

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	3,550,000	28,730	(32,191)	(7,001)	—	(10,462)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	4,460,000	36,094	(109,794)	(8,796)	—	(82,496)

Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	3,580,000	28,972	(45,319)	(7,061)	—	(23,408)

Goldman Sachs International	Textron, Inc.	09/20/2020	1.000	7,090,000	(54,071)	28,749	(13,982)	—	(39,304)

Goldman Sachs International	Walt Disney Co. (The)	12/20/2020	1.000	4,180,000	(138,421)	157,836	(8,244)	11,171	—

Goldman Sachs International	Yum! Brands, Inc.	12/20/2020	1.000	2,395,000	176,850	(68,821)	(4,723)	103,306	—

JPMorgan	Bank of America Corp.	12/20/2020	1.000	3,965,000	13,779	9,003	(7,820)	14,962	—

JPMorgan	Bank of America Corp.	12/20/2020	1.000	1,770,000	6,151	(2,415)	(3,491)	245	—

JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	2,415,000	175,569	(49,135)	(4,763)	121,671	—

JPMorgan	Campbell Soup Co.	12/20/2020	1.000	4,725,000	(149,400)	106,895	(9,319)	—	(51,824)

JPMorgan	Citigroup, Inc.	09/20/2020	1.000	6,255,000	4,976	8,069	(12,336)	709	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	49

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	3,965,000	10,128	(7,175)	(7,820)	—	(4,867)

JPMorgan	ConocoPhillips	09/20/2020	1.000	2,320,000	202,479	39,309	(4,576)	237,212	—

JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	9,245,000	236,368	(212,860)	(18,233)	5,275	—

JPMorgan	Energy Transfer Partners, LP	09/20/2020	1.000	2,320,000	387,029	(81,322)	(4,576)	301,131	—

JPMorgan	General Mills, Inc.	12/20/2020	1.000	1,665,000	(59,894)	54,121	(3,284)	—	(9,057)

JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,895,000	31,554	(8,806)	(7,682)	15,066	—

JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,175,000	25,722	(10,040)	(6,262)	9,420	—

JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	9,160,000	74,208	4,158	(18,066)	60,300	—

JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	3,550,000	28,760	(31,393)	(7,001)	—	(9,634)

JPMorgan	International Business Machines Corp.	12/20/2020	1.000	1,610,000	(25,892)	30,470	(3,175)	1,403	—

JPMorgan	International Business Machines Corp.	12/20/2020	1.000	1,770,000	(28,465)	15,458	(3,491)	—	(16,498)

JPMorgan	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	4,659,900	534,002	(542,492)	(9,190)	—	(17,680)

JPMorgan	McDonald’s Corp.	12/20/2020	1.000	3,200,000	(105,766)	84,949	(6,311)	—	(27,128)

JPMorgan	McDonald’s Corp.	12/20/2020	1.000	1,620,000	(53,544)	41,861	(3,195)	—	(14,878)

JPMorgan	Nordstrom, Inc.	12/20/2020	1.000	5,885,000	87,325	(181,422)	(11,607)	—	(105,704)

JPMorgan	Toll Brothers, Inc.	09/20/2020	1.000	7,075,000	222,169	(148,744)	(13,953)	59,472	—

JPMorgan	Weatherford International PLC	12/20/2020	1.000	2,375,000	741,132	(454,706)	(4,684)	281,742	—

JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	805,000	59,442	(56,239)	(1,588)	1,615	—

JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	485,000	35,813	(34,838)	(957)	18	—

Morgan Stanley	Apache Corp.	12/20/2020	1.000	3,345,000	320,796	(169,513)	(6,597)	144,686	—

Morgan Stanley	Apache Corp.	12/20/2020	1.000	3,355,000	321,755	(234,174)	(6,617)	80,964	—

Morgan Stanley	Apache Corp.	12/20/2020	1.000	2,645,000	253,664	(191,483)	(5,217)	56,964	—

Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	1,770,000	4,521	(5,625)	(3,491)	—	(4,595)

Morgan Stanley	Electricite de France SA	12/20/2020	1.000	3,250,000	39,689	19,183	(6,410)	52,462	—

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2020	1.000	9,845,000	58,148	42,234	(19,417)	80,965	—

Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	1,910,000	15,473	(9,482)	(3,767)	2,224	—

Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	1,770,000	(28,465)	20,351	(3,491)	—	(11,605)

Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	1,775,000	(28,546)	18,809	(3,501)	—	(13,238)

Morgan Stanley	Nucor Corp.	09/20/2020	1.000	4,980,000	203,960	51,334	(9,822)	245,472	—

Morgan Stanley	Textron, Inc.	09/20/2020	1.000	1,950,000	(14,871)	15,179	(3,846)	—	(3,538)

Morgan Stanley	Viacom, Inc.	09/20/2020	1.000	1,545,000	51,175	(69,595)	(3,047)	—	(21,467)

Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	92,613,397	(311,272)	—	(1,001,972)	—	(1,313,244)

Total								3,196,665	(2,662,983)

*	Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Barrick Gold Corp.	12/20/2020	1.000	2.319	1,665,000	(99,090)	175,885	3,284	80,079	—

Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187	3,500,000	(410,697)	293,124	1,458	—	(116,115)

Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187	1,700,000	(199,481)	151,386	708	—	(47,387)

Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591	1,700,000	(264,428)	213,994	708	—	(49,726)

Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591	1,700,000	(264,428)	215,945	708	—	(47,775)

JPMorgan	FedEx Corp.	12/20/2020	1.000	0.593	1,680,000	32,319	(40,332)	3,313	—	(4,700)

JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	6.569	900,000	(187,003)	187,003	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	51

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	4.300	3,345,000	(461,932)	290,837	6,597	—	(164,498)

Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	4.300	3,355,000	(463,313)	349,292	6,617	—	(107,404)

Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	4.300	2,645,000	(365,264)	412,251	5,217	52,204	—

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187	1,300,000	(152,544)	101,855	542	—	(50,147)

Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	5.187	3,000,000	(352,026)	250,625	1,250	—	(100,151)

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591	2,400,000	(373,310)	283,855	1,000	—	(88,455)

Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	5.591	4,750,000	(738,843)	580,389	1,979	—	(156,475)

Morgan Stanley	Mondelez International, Inc.	12/20/2020	1.000	0.468	1,665,000	41,962	(50,944)	3,284	—	(5,698)

Morgan Stanley	Plains All American Pipeline, LP	06/21/2021	1.000	6.569	900,000	(179,729)	179,729	—	—	—

Total									132,283	(938,531)

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2016, the value of these securities amounted to $868,035,431 or 15.98% of net assets.

(b)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at February 29, 2016 was $4,584,869, which represents 0.08% of net assets. Information concerning such security holdings at February 29, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Afren PLC 12/09/20 0.000%	11/26/2013	195,167

Allegheny Technologies, Inc. 06/01/19 9.375%	05/02/2012	1,680,952

Chaparral Energy, Inc. 10/01/20 9.875%	04/24/2012	78,191

International Automotive Components Group SA 06/01/18 9.125%	04/25/2012 - 12/12/2014	317,896

Jo-Ann Stores Holdings, Inc. PIK 10/15/19 9.750%	10/09/2012 - 07/02/2013	200,521

Lone Pine Resources Canada Ltd.	02/05/2014	7,499

Lone Pine Resources Canada Ltd. 02/15/17 10.375%	02/05/2014	—

Lone Pine Resources, Inc., Class A	02/05/2014	—

RALI Trust CMO IO Series 2006-QS18 Class 1AV 12/25/36 0.421%	05/04/2012	873,658

RALI Trust CMO IO Series 2006-QS9 Class 1AV 07/25/36 0.615%	05/09/2012	763,267

RALI Trust CMO IO Series 2007-QS1 Class 2AV 01/25/37 0.167%	05/07/2012	403,353

UCI International LLC 02/15/19 8.625%	04/25/2012 - 06/12/2013	378,725

Wise Metals Intermediate Holdings LLC/Finance Corp. 06/15/19 9.750%	04/11/2014 - 04/15/2014	174,250

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 29, 2016, the value of these securities amounted to $386,225, which represents 0.01% of net assets.

(f)	Negligible market value.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $2,185,716, which represents 0.04% of net assets.

(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(i)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(k)	Zero coupon bond.

(l)	Principal and interest may not be guaranteed by the government.

(m)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2016, the value of these securities amounted to $1,966,016 or 0.04% of net assets.

(n)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 29, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(o)	Non-income producing investment.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	53

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,589,788	1,039,402,422	(1,142,406,399)	257,585,811	331,628	257,585,811

Columbia Mortgage Opportunities Fund, Class I	32,906,862	11,161,877	—	44,068,739	1,167,637	41,269,821

Total	393,496,650	1,050,564,299	(1,142,406,399)	301,654,550	1,499,265	298,855,632

(q)	The rate shown is the seven-day current annualized yield at February 29, 2016.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	1,925,683,766	—	1,925,683,766

Residential Mortgage-Backed Securities — Agency	—	1,108,788,065	—	1,108,788,065

Residential Mortgage-Backed Securities — Non-Agency	—	200,907,072	7,390,895	208,297,967

Commercial Mortgage-Backed Securities — Agency	—	96,529,252	—	96,529,252

Commercial Mortgage-Backed Securities — Non-Agency	—	172,070,374	2,181,507	174,251,881

Asset-Backed Securities — Agency	—	22,970,500	—	22,970,500

Asset-Backed Securities — Non-Agency	—	530,956,411	1,806,696	532,763,107

Inflation-Indexed Bonds	—	145,138,862	—	145,138,862

U.S. Treasury Obligations	834,572,632	16,213,917	—	850,786,549

U.S. Government & Agency Obligations	—	41,547,968	—	41,547,968

Foreign Government Obligations	—	80,714,574	—	80,714,574

Municipal Bonds	—	24,732,621	—	24,732,621

Preferred Debt	17,835,162	—	—	17,835,162

Senior Loans	—	13,782,254	1,993,763	15,776,017

Common Stocks

Energy	—	—	4,209	4,209

Exchange-Traded Funds	105,594,511	—	—	105,594,511

Fixed-Income Funds	41,269,821	—	—	41,269,821

Treasury Bills	100,336,298	—	—	100,336,298

Money Market Funds	—	257,585,811	—	257,585,811

Total Investments	1,099,608,424	4,637,621,447	13,377,070	5,750,606,941

Derivatives

Assets

Futures Contracts	886,705	—	—	886,705

Swap Contracts	—	3,328,948	—	3,328,948

Liabilities

Futures Contracts	(1,088,027)	—	—	(1,088,027)

Swap Contracts	—	(3,601,514)	—	(3,601,514)

Total	1,099,407,102	4,637,348,881	13,377,070	5,750,133,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	55

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

February 29, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain senior loans, swaps, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,566,900	1,566,900	—

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $5,455,836,730)	$5,451,751,309

Affiliated issuers (identified cost $301,654,550)	298,855,632

Total investments (identified cost $5,757,491,280)	5,750,606,941

Foreign currency (identified cost $45,857)	31,956

Unrealized appreciation on swap contracts	3,328,948

Premiums paid on outstanding swap contracts	8,304,790

Receivable for:

Investments sold	81,814,822

Investments sold on a delayed delivery basis	81,265,757

Capital shares sold	26,959,061

Dividends	214,614

Interest	32,581,734

Foreign tax reclaims	95,504

Variation margin	611,514

Prepaid expenses	20,056

Trustees’ deferred compensation plan	67,264

Other assets	54,271

Total assets	5,985,957,232

Liabilities

Due to custodian	124,043

Unrealized depreciation on swap contracts	2,288,270

Premiums received on outstanding swap contracts	5,859,513

Payable for:

Investments purchased	80,106,784

Investments purchased on a delayed delivery basis	445,322,419

Capital shares purchased	11,568,209

Dividend distributions to shareholders	8,038,580

Variation margin	995,306

Investment management fees	205,293

Distribution and/or service fees	110,873

Transfer agent fees	220,883

Chief compliance officer expenses	393

Other expenses	114,760

Trustees’ deferred compensation plan	67,264

Total liabilities	555,022,590

Net assets applicable to outstanding capital stock	$5,430,934,642

Represented by

Paid-in capital	$5,441,939,845

Undistributed net investment income	7,646,590

Accumulated net realized loss	(11,279,665)

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(4,085,421)

Investments — affiliated issuers	(2,798,918)

Foreign currency translations	(13,901)

Futures contracts	(201,322)

Swap contracts	(272,566)

Total — representing net assets applicable to outstanding capital stock	$5,430,934,642

Class A

Net assets	$5,430,934,642

Shares outstanding	541,712,230

Net asset value per share	$10.03

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	57

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$309,856

Dividends — affiliated issuers	1,499,265

Interest	69,346,351

Total income	71,155,472

Expenses:

Investment management fees	12,128,676

Distribution and/or service fees

Class A	6,508,229

Transfer agent fees

Class A	1,692,761

Compensation of board members	55,526

Custodian fees	63,269

Printing and postage fees	126,753

Registration fees	68,711

Audit fees	16,728

Legal fees	81,835

Chief compliance officer expenses	1,244

Other	53,068

Total expenses	20,796,800

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,865)

Total net expenses	20,735,935

Net investment income	50,419,537

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	11,947,751

Capital gain distributions from underlying affiliated funds	452,368

Foreign currency translations	9,032

Forward foreign currency exchange contracts	(61,452)

Futures contracts	(6,428,480)

Swap contracts	(941,769)

Net realized gain	4,977,450

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(3,279,786)

Investments — affiliated issuers	(2,625,781)

Foreign currency translations	(3,979)

Forward foreign currency exchange contracts	(76)

Futures contracts	(1,202,808)

Swap contracts	(156,214)

Net change in unrealized depreciation	(7,268,644)

Net realized and unrealized loss	(2,291,194)

Net increase in net assets resulting from operations	$48,128,343

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations

Net investment income	$50,419,537	$90,707,216

Net realized gain	4,977,450	17,217,843

Net change in unrealized depreciation	(7,268,644)	(91,966,797)

Net increase in net assets resulting from operations	48,128,343	15,958,262

Distributions to shareholders

Net investment income

Class A	(47,155,942)	(95,037,479)

Net realized gains

Class A	(18,209,384)	—

Total distributions to shareholders	(65,365,326)	(95,037,479)

Increase in net assets from capital stock activity	350,713,820	520,316,679

Total increase in net assets	333,476,837	441,237,462

Net assets at beginning of period	5,097,457,805	4,656,220,343

Net assets at end of period	$5,430,934,642	$5,097,457,805

Undistributed net investment income	$7,646,590	$4,382,995

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	76,677,784	768,117,528	147,095,790	1,501,600,269

Distributions reinvested	6,535,025	65,365,198	9,334,150	95,037,274

Redemptions	(48,184,554)	(482,768,906)	(105,705,717)	(1,076,320,864)

Net increase	35,028,255	350,713,820	50,724,223	520,316,679

Total net increase	35,028,255	350,713,820	50,724,223	520,316,679

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended February 29, 2016		Year Ended August 31,
Class A	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$10.06		$10.21	$9.87	$10.24	$10.00

Income from investment operations:

Net investment income	0.10		0.19	0.21	0.19	0.08

Net realized and unrealized gain (loss)	(0.00	)(b)	(0.14)	0.36	(0.30)	0.24

Total from investment operations	0.10		0.05	0.57	(0.11)	0.32

Less distributions to shareholders:

Net investment income	(0.09)		(0.20)	(0.20)	(0.19)	(0.08)

Net realized gains	(0.04)		—	(0.03)	(0.07)	—

Total distributions to shareholders	(0.13)		(0.20)	(0.23)	(0.26)	(0.08)

Net asset value, end of period	$10.03		$10.06	$10.21	$9.87	$10.24

Total return	0.96%		0.49%	5.86%	(1.16%)	3.17%

Ratios to average net assets(c)

Total gross expenses	0.80	%(d)	0.80%	0.80%	0.79%	0.81	%(d)

Total net expenses(e)	0.80	%(d)	0.80%	0.80%	0.79%	0.81	%(d)

Net investment income	1.94	%(d)	1.86%	2.09%	1.88%	2.09	%(d)

Supplemental data

Net assets, end of period (in thousands)	$5,430,935		$5,097,458	$4,656,220	$4,013,878	$4,741,043

Portfolio turnover	135%		269%	207%	213%	78%

Notes to Financial Highlights

(a)	Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2016 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Total Return Bond Fund (formerly known as Active Portfolios® Multi-Manager Core Plus Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective April 11, 2016, Active Portfolios® Multi-Manager Core Plus Bond Fund was renamed Active Portfolios® Multi-Manager Total Return Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE;

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the

Semiannual Report 2016	65

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	3,328,948	*
Credit risk	Premiums paid on outstanding swap contracts	8,304,790
Interest rate risk	Net assets — unrealized appreciation on futures contracts	886,705	*
Total		12,520,443

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	3,601,514	*
Credit risk	Premiums received on outstanding swap contracts	5,859,513
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,088,027	*
Total		10,549,054

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(941,769)	(941,769)

Foreign exchange risk	(61,452)	—	—	(61,452)

Interest rate risk	—	(6,428,480)	—	(6,428,480)

Total	(61,452)	(6,428,480)	(941,769)	(7,431,701)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(156,214)	(156,214)

Foreign exchange risk	(76)	—	—	(76)

Interest rate risk	—	(1,202,808)	—	(1,202,808)

Total	(76)	(1,202,808)	(156,214)	(1,359,098)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended February 29, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	733,046,193
Futures contracts — Short	422,666,946
Credit default swap contracts — buy protection	373,852,547
Credit default swap contracts — sell protection	21,172,500

*	Based on the ending quarterly outstanding amounts for the six months ended February 29, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are

68	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The

Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2016:

	Barclays ($	)	Citi ($	)	Credit Suisse ($	)	Goldman Sachs International ($	)	JPMorgan ($	)	Morgan Stanley ($	)(e)	Morgan Stanley ($	)(e)	Total ($	)
Assets
OTC credit default swap contracts(a)	454,769		3,581,107		10,941		1,900,174		2,774,993		1,250,042		—		9,972,026
Total Assets	454,769		3,581,107		10,941		1,900,174		2,774,993		1,250,042		—		9,972,026
Liabilities
Centrally cleared credit default swap contracts(b)	—		—		—		—		—		—		425,909		425,909
OTC credit default swap contracts(a)	30,963		931,674		—		1,730,856		646,099		3,146,479		—		6,486,071
Total Liabilities	30,963		931,674		—		1,730,856		646,099		3,146,479		425,909		6,911,980
Total Financial and Derivative Net Assets	423,806		2,649,433		10,941		169,318		2,128,894		(1,896,437)		(425,909)		3,060,046
Total collateral received (pledged)(c)	423,806		2,649,433		—		40,000		2,128,894		(1,896,437)		(425,909)		2,919,787
Net Amount(d)	—		—		10,941		129,318		—		—		—		140,259

(a)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)	Represents the net amount due from/(to) counterparties in the event of default.

(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective January 1, 2016, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate, net of waivers, for the six months ended February 29, 2016 was 0.46% of the Fund’s average daily net assets.

Prior to January 1, 2016, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from September 1, 2015 through December 31, 2015, the investment advisory services fee paid to the Investment Manager was $7,029,420, and the administrative services fee paid to the Investment Manager was $985,615.

The Investment Manager has voluntarily agreed to waive a portion of the management services fee on Fund assets that are invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Federated Investment Management Company (Federated) and TCW Investment Management Company, each of which subadvises a portion of the assets of the Fund. Effective April 11, 2016, Loomis, Sayles & Company, L.P. will assume the day-to-day management of a portion of the assets of the Fund. Effective May 16, 2016, Federated will no longer serve as the subadviser to the Fund and PGIM, Inc., the asset management arm of Prudential Financial, will assume the day-to-day management of a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliates

For the six months ended February 29, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $2,003,684 and $564,569, respectively. The sale transactions resulted in a net realized loss of $30,913.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 29, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of Class A shares was 0.07%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap January 1, 2016 Through December 31, 2016	Voluntary Expense Cap Prior to January 1, 2016
Class A	0.86%	0.86%

The contractual agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2016, the cost of investments for federal income tax purposes was approximately $5,757,491,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$81,156,000
Unrealized depreciation	(88,040,000)
Net unrealized depreciation	$(6,884,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,271,734,354 and $7,134,361,487, respectively, for the six months ended February 29, 2016, of which $5,602,993,915 and $5,861,443,404, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended February 29, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At February 29, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by,

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2016 (Unaudited)

among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	75

Active Portfolios® Multi-Manager Total Return Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR101_08_F01_(04/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2016